AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 15, 2013
                                File No. 33-67386
                                File No. 811-9154
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------
                         POST-EFFECTIVE AMENDMENT NO. 26

                                   ON FORM N-6

     TO REGISTRATION STATEMENT ON FORM S-6 UNDER THE SECURITIES ACT OF 1933

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 72

                   LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
                           (Exact Name of Registrant)

                          LINCOLN BENEFIT LIFE COMPANY
                               (Name of Depositor)
                             2940 South 84th Street
                             Lincoln, Nebraska 68506
               (Complete Address of Depositor's Principal Office)

                                JAN FISCHER-WADE
                          Lincoln Benefit Life Company
                             2940 South 84th Street
                             Lincoln, Nebraska 68506
                                 1-800-865-5237
                (Name and Complete Address of Agent for Service)

 -------------------------------------------------------------------------------
Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

It is proposed that this filing will become effective:


            immediately upon filing pursuant to paragraph (b) of Rule 485
     /X/    on May 1, 2013, pursuant to paragraph (b) of Rule 485
            60 days after filing pursuant to paragraph (a) of Rule 485 on --------- pursuant to paragraph (a) of Rule 485



The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, pursuant to Section 24 of the Investment Company Act of 1940.

     INVESTOR'S SELECT VARIABLE UNIVERSAL LIFE INSURANCE POLICY PROSPECTUS


          Flexible Premium Variable Universal Life Insurance Policies


                                   Issued by:
                          Lincoln Benefit Life Company


                              In connection with:
                   Lincoln Benefit Life Variable Life Account


                                Street Address:
                              2940 S. 84th Street
                             Lincoln, NE 68506-4142


                                Mailing Address:
                                P.O. Box 660191
                             Dallas, TX 75266-0191


                        Telephone Number: 1-800-865-5237
                           Fax Number: 1-877-525-2689


This Prospectus describes information you should know before you purchase the Investor's Select Flexible Premium Variable Universal Life Insurance Policy. Please read it carefully and retain it for your records.

This Policy is designed to provide both life insurance protection and flexibility in connection with Premium payments and Death Benefits. Subject to certain restrictions, you may vary the frequency and amount of Premium payments and increase or decrease the level of life insurance benefits payable under the Policy.

EFFECTIVE DECEMBER 31, 2003, THIS PRODUCT IS NO LONGER BEING OFFERED FOR SALE.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                   The date of this Prospectus is May 1, 2013

                                 1  PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------




                                                             PAGE
SUMMARY
     Description of the Policy and Policy Benefits             4
     Risks of the Policy                                       6
     The Portfolios And Associated Risks                       7
FEE TABLES
     Transaction Fees                                          8
     Periodic Charges Other Than Portfolio Operating
     Expenses                                                  9
     Optional Benefit Charges                                 10
     Portfolio Total Annual Operating Expenses                11
PURCHASE OF POLICY AND PREMIUMS
     Application for a Policy                                 11
     Premium Payments                                         12
     Premium Limits                                           12
     Monthly Guarantee Premiums                               12
     Lifetime Guarantee Premium                               12
     Safety Net Premium                                       12
     Modified Endowment Contracts                             13
     Allocation of Premiums                                   13
POLICY VALUE
     General                                                  13
     Accumulation Units                                       14
     Accumulation Unit Value                                  14
     Written Requests and Forms in Good Order                 14
     Postponement of Payments                                 14
TRANSFERS
     General                                                  14
     Transfers Authorized by Telephone                        15
     Dollar Cost Averaging                                    15
     Portfolio Rebalancing                                    15
     Market Timing & Excessive Trading                        16
     Trading Limitations                                      16
     Agreements to Share Information with Funds               17
     Short Term Trading Fees                                  17
INVESTMENT AND FIXED ACCOUNT OPTIONS
     The Sub-Accounts and the Portfolios                      17
     Voting Rights                                            21
     Additions, Deletions and Substitutions of Securities     21
     The Fixed Account                                        21
     SelectBalance/SM/ Asset Allocation Program               22
DEATH BENEFITS AND OPTIONAL INSURANCE
BENEFITS
     Death Benefits                                           23
     Death Benefit Options                                    23


                                                             PAGE
     Change to Death Benefit Option                           23
     Change to Face Amount                                    24
     Optional Insurance Benefits                              24
POLICY LOANS
     General                                                  25
     Loan Interest                                            25
     Loan Repayment                                           26
     Pre-Existing Loan                                        26
     Effect on Policy Value                                   26
SURRENDERS AND WITHDRAWALS
     Surrenders                                               26
     Partial Withdrawal                                       26
SETTLEMENT OPTIONS                                            27
MATURITY                                                      28
LAPSE AND REINSTATEMENT
     Lapse and Grace Period                                   28
     Reinstatement                                            28
CANCELLATION AND CONVERSION RIGHTS
     Free-Look Period                                         28
     Conversion                                               28
CHARGES AND DEDUCTIONS
     Premium Charge                                           28
     Monthly Deduction                                        29
     Policy Fee                                               29
     Administrative Expense Charge                            29
     Risk Charge                                              29
     Cost of Insurance Charge                                 29
     Rider Charges                                            30
     Separate Account Income Taxes                            30
     Portfolio Charges                                        30
     Surrender Charge                                         30
     Transfer Fee                                             31
GENERAL POLICY PROVISIONS
     Beneficiaries                                            31
     Assignment                                               31
     Dividends                                                32
ABOUT US
     Lincoln Benefit Life Company                             32
     The Separate Account                                     32
FEDERAL TAXES
     Introduction                                             32
     Taxation of the Company and the Separate Account         32
     Taxation of Policy Benefits                              32
     Employer Owned Life Insurance (a.k.a. "COLI")            33

                                2   PROSPECTUS

                                     PAGE
     Modified Endowment Contracts     34
     Income Tax Withholding           34
     Diversification Requirements     34
     Ownership Treatment              34
DISTRIBUTION                          35
LEGAL PROCEEDINGS                     36
LEGAL MATTERS                         36
FINANCIAL STATEMENTS                  36
GLOSSARY OF SPECIAL TERMS             37

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. LINCOLN BENEFIT LIFE COMPANY DOES NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

Capitalized terms used in this prospectus are defined where first used or in the Glossary beginning on page 37 of this prospectus.


                                 3   PROSPECTUS

SUMMARY
--------------------------------------------------------------------------------

DESCRIPTION OF THE POLICY AND POLICY BENEFITS

1. WHAT IS A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY?

Your Policy is designed to be flexible to meet your specific life insurance needs. Your Policy has a Death Benefit, Policy Value (both terms defined below) and other features of life insurance providing fixed benefits. Your Policy is a "flexible premium" policy because you have a great amount of flexibility in determining when and how much Premium you want to pay. Your Policy is a "variable" policy because the Death Benefit and Policy Value vary according to the investment performance of the Sub-Accounts to which you have allocated your Premiums. The Policy provides you with an opportunity to take advantage of any increase in your Policy Value but you also bear the risk of any decrease.

2. WHAT ARE THE PREMIUMS FOR THIS POLICY?

You have considerable flexibility as to the timing and amount of your Premiums. You have a required first year Premium for your Policy, which is based on your Policy's Face Amount and the Insured's age, sex and risk class. You do not have to pay the required Premium after the first Policy Year. However, to take advantage of the Guaranteed Minimum Death Benefit ("GMDB") feature you must pay the cumulative monthly guarantee premiums due. If you allow the GMDB feature to terminate, you must pay enough Premium so that your Lapse Determination Value can pay Monthly Deductions. Otherwise, you may pay any level of Premium, as long as the Premium would not cause your Policy to lose its status as a life insurance contract under the Tax Code. For more information, please see "Purchase of Policy and Premiums" on page 11 and "Federal Taxes" beginning on page 32.

You also may establish a planned periodic Premium. You are not required to pay the planned periodic Premium and we will not terminate your Policy merely because you did not.

If you pay more Premium than permitted under section 7702A of the Tax Code, your Policy would be classified as a modified endowment contract, which would affect the federal income tax treatment of loans and withdrawals. For more information, see "Federal Taxes - Modified Endowment Contracts" on page 34.

3. WHAT IS THE GUARANTEED MINIMUM DEATH BENEFIT FEATURE?

Unless otherwise required by your state, we agree to keep the Policy (including any riders) in force for a specified period, regardless of the investment performance of the Sub-Accounts, and provide a Guaranteed Minimum Death Benefit for either:

     (a)        the Insured's lifetime; or

     (b)        for issue ages 0-55: to the Insured's Attained Age 65;

     (c)        for issue ages 56-70: 10 Policy Years; or

     (d)        for issue ages 71-79: to the Insured's Attained Age 80

so long as you pay the appropriate monthly guarantee premium. For additional discussion, see "Purchase of Policy and Premiums - Monthly Guarantee Premiums" on page 12.

4. HOW IS MY POLICY VALUE DETERMINED?

Your Premiums are invested in one or more of the Sub- Accounts or allocated to the Fixed Account, as you instruct us. Your Policy Value is the sum of the values of your interests in the Sub-Accounts of the Separate Account, plus the values in the Fixed Account and the Loan Account. Your Policy Value depends on the investment performance of the Sub-Accounts and the amount of interest we credit to the Fixed Account, as well as the Net Premiums paid, partial withdrawals, and charges assessed. We have summarized the charges imposed under the Policy in "Fee Tables" and described them in more detail in "Charges and Deductions" on page 28. For additional discussion of your Policy Value, please see "Policy Value" on page 13.

5. WHAT ARE THE INVESTMENT CHOICES FOR THIS POLICY?

The Policy currently offers multiple investment options, each of which is a Sub-Account. You may invest in up to twenty-one (21) Sub-Accounts or twenty
(20) Sub-Accounts plus the Fixed Account. Each Sub-Account invests in a single Portfolio. See "Investment and Fixed Account Options - The Sub-Accounts and the Portfolios" on page 17 for a listing of the Sub-Accounts currently available under the Policy. We also offer a Fixed Account option. You may transfer money among your investment choices, subject to restrictions. Please see "Risks of the Policy" on page 6 and "Transfers - Trading Limitations" on page 16.

6. HOW ARE MY PREMIUMS ALLOCATED?

Before your Premiums are allocated to the Policy Value, we deduct a 2.5% Premium Charge. For more detail, see "Charges and Deductions" on page 28. The amount remaining after the deduction of the Premium Charge is called the Net Premium.

When you apply for the Policy, you specify in your application how to allocate your Net Premiums. You may change your allocations at any time by notifying us in writing at the address on the front cover of this Prospectus. See "Purchase of Policy and Premiums - Allocation of Premiums" on page 13.

Generally, we allocate your initial Premiums to the Sub-Accounts and the Fixed Account when we have received

                                 4   PROSPECTUS
your Premium and underwriting approval. We reserve the right, however, to delay the allocation of your initial Premium to the Sub-Accounts as described in "Purchase of Policy and Premiums - Allocation of Premiums" on page 13. Furthermore, if outstanding requirements prevent us from placing your Policy in force, your Premiums are not allocated until you satisfy those requirements.

We generally allocate your other Premiums to the Sub-Accounts and the Fixed Account as of the date we receive your Premiums in our home office. However, we reserve the right to delay the allocation of any Premium that requires underwriting.

7. MAY I TRANSFER POLICY VALUE AMONG THE SUB-ACCOUNTS AND THE FIXED ACCOUNT?

You may transfer Policy Value among the Sub-Accounts and the Fixed Account by writing to or calling us at 1-800-865-5237. While you also may transfer amounts from the Fixed Account, certain restrictions may apply. While we currently are waiving the transfer fee, we reserve the right under your Policy to charge a transfer fee on certain transfers. See "Transfers" on page 14.

In addition, you may use our automatic Dollar Cost Averaging Program or our Portfolio Rebalancing Program, though you may not use both at the same time. For additional information, please see "Transfers - Dollar Cost Averaging" on page 15.

8. WHAT ARE THE DEATH BENEFIT OPTIONS?

While your Policy is in force, we will pay a Death Benefit to the Beneficiary upon the death of the Insured. The Policy provides for two Death Benefit options you may choose between while the Insured is alive. Under Option 1, the Death Benefit is equal to the greater of your Policy's Face Amount or the Policy Value multiplied by a specified percentage. Under Option 2, the Death Benefit is equal to the greater of your Policy's Face Amount plus the Policy Value on the Insured's date of death or the Policy Value multiplied by a specified percentage. Decreases in the Policy Value never cause the Death Benefit to be less than the Face Amount. Before we pay the Death Benefit to the Beneficiary, however, we subtract an amount sufficient to repay any outstanding Policy Debt and to pay any due and unpaid charge. For additional information, please see "Policy Loans" on page 25 and "Death Benefits and Optional Insurance Benefits" on page 23.

9. HOW IS THE DEATH BENEFIT PAID?

While the Policy is in force and when the Insured dies, we pay a Death Benefit to your Beneficiary. You or your Beneficiary may choose to receive the proceeds of the Policy in the form of a lump sum payment or over a period under an optional payment plan. The Death Benefit proceeds are reduced by any amount you owe us, such as outstanding loans, loan interest or unpaid charges. The proceeds may be increased if, for example, you have added a rider that provides an additional benefit. We determine the amount of the Death Benefit proceeds as of the end of the Valuation Period during which the Insured dies. We usually pay the Death Benefit proceeds within seven days after we have received due proof of death and all other requirements we deem necessary have been satisfied.

10. CAN I INCREASE OR DECREASE MY POLICY'S FACE AMOUNT?

Yes, you have considerable flexibility to increase or decrease your Policy's Face Amount. You may request an increase and/or a decrease after the fifth Policy Year by sending a written request to us. Your requested increase must be at least $10,000. If you request an increase, you must provide evidence of insurability to us that meets our standards. An increase in the Face Amount increases the charges deducted from your Policy Value. You may not decrease the Face Amount of your Policy below $25,000. We do not permit a Face Amount change if the Policy is in the Grace Period. For more detail, see "Death Benefits and Optional Insurance Benefits - Change to Face Amount" on page 24. In addition, modifying your Policy's Face Amount might have tax ramifications. For an additional discussion, please see "Federal Taxes" on page 32.

11. DO I HAVE ACCESS TO THE VALUE OF MY POLICY?

Yes. You may surrender your Policy at any time for its Net Surrender Value. Upon surrender, life insurance coverage under your Policy ends. We may subtract a surrender charge from your surrender proceeds during the first twelve Policy Years and the first twelve years following an increase to the Face Amount. For more information concerning the calculation of surrender charges, see "Charges and Deductions - Surrender Charge" on page 30.

You also may withdraw part of your Policy Value through a partial withdrawal, which must equal at least $250. In addition, the maximum partial withdrawal amount may not reduce the Face Amount below $25,000. For more detail, see "Surrenders and Withdrawals" on page 26.

Surrenders and withdrawals may have tax consequences. For an additional discussion, please see "Risks of the Policy" on page 6 and "Federal Taxes - Taxation of Policy Benefits" on page 32.

12. MAY I TAKE OUT A POLICY LOAN?

You may borrow money from us using your Policy as security for the loan. The maximum loan amount is equal to 90% of the Surrender Value. Other restrictions may apply if your Policy is issued in connection with a Qualified Plan. For more detail, see "Policy Loans" on page 25. For a discussion regarding the possible tax consequences of loans, see "Federal Taxes" on page 32.


                                 5   PROSPECTUS

13. CAN I EXCHANGE MY POLICY?

During the first 24 months after your Policy is issued, or the first two years after an increase in the Face Amount, if your Policy remains in force, you may exchange or amend your Policy to convert it to a non-variable universal life insurance policy without submitting proof of insurability. We will accomplish the conversion by transferring all of your Policy Value to the Fixed Account and ending your right under the Policy to allocate Policy Value to the Sub-Accounts. Charges under the amended Policy will be based on the same risk classification as the Policy. We will not charge you for this conversion.

14. CAN I CANCEL MY POLICY?

You may cancel your Policy by returning it to us within 10 days after you receive it, or after whatever longer period may be permitted by the laws of the state in which you reside. We refund the Policy Value as of the date we receive your returned Policy, plus any charges previously deducted, unless your state requires a refund of Premium. Your Policy contains specific information about your free-look rights in your state. For more information, see "Cancellation and Conversion Rights - Free-Look Period," on page 28.


RISKS OF THE POLICY
1. IS MY POLICY VALUE GUARANTEED?

Your Policy Value is not guaranteed. However, the payment of the Death Benefit may be guaranteed under the Guaranteed Minimum Death Benefit feature. The value of your Policy fluctuates with the performance of the investment options you choose. Your investment options may not perform to your expectations. Your Policy Values in the Sub-Accounts may rise or fall depending on the performance of the Portfolios in which the Sub-Accounts invest and the charges under your Policy. For more detail, please see "The Portfolios and Associated Risks" on page 7 and "Investment and Fixed Account Options" on page 17. In addition, a guarantee with respect to interest rate applies only to the Fixed Account investment option.

2. IS THIS POLICY SUITABLE FOR SHORT-TERM SAVINGS?

No, you should not purchase the Policy if you may need to access the Policy Value within a short time. Because the Policy is designed to provide benefits on a long-term basis, before purchasing a Policy for a specialized purpose, you should consider whether the long-term nature of the Policy is consistent with the purpose for which it is being considered.

3. CAN MY POLICY LAPSE?

Your Policy could terminate if the value of your Policy becomes too low to support the Policy's monthly charges and the Guaranteed Minimum Death Benefit feature is not in effect. If this occurs, we notify you in writing. You will then have a 61-day Grace Period to pay additional amounts to prevent your Policy from terminating. See "Lapse and Reinstatement" on page 28. If you have any outstanding Policy Loans when your Policy lapses, you may have taxable income as a result. See "Federal Taxes" on page 32.

4. ARE THERE RISKS INVOLVED WITH SPECIALIZED USES OF THE POLICY?

Because the Policy provides for an accumulation of Policy Values as well as Death Benefit, you may wish to use it for various individual and business planning purposes. Purchasing the Policy in part for such purposes may involve certain risks. For example, if the investment performance of the Sub-Accounts is poorer than expected or if sufficient Premiums are not paid, the Policy may lapse or may not accumulate sufficient Policy Value to fund the purpose for which you purchased the Policy. Withdrawals and Policy Loans may significantly affect current and future Policy Value, Surrender Value or Death Benefit proceeds. The Policy is designed to provide benefits on a long-term basis. Before purchasing a Policy for a specialized purpose, you should consider whether the long-term nature of the Policy is consistent with the purpose for which it is being considered. In addition, using a Policy for a specialized purpose may have tax consequences. See "Federal Taxes" on page 32.

5. WHAT ARE THE LIMITATIONS ON WITHDRAWAL?

After the first Policy Year, withdrawals are permitted. As noted above, the minimum withdrawal amount permitted is $250, and maximum partial withdrawal amount may not reduce the Face Amount below $25,000. We impose a proportionate percentage of the surrender charge on each withdrawal. Please note that withdrawals reduce your Policy's Death Benefit. See "Partial Withdrawal" on page 26. In addition, withdrawals may have tax consequences. See "Federal Taxes" on page 32.

6. WHAT ARE THE LIMITATIONS ON TRANSFER?

We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account. In addition, while we currently are not charging a transfer fee, the Policy gives us the right to impose a transfer fee of up to $25 in certain circumstances. If allowed in your state, we reserve the right to limit transfers in any Policy Year, or to refuse any transfer request for a Policy Owner or certain Policy Owners. For example, we reserve the right to limit excessive trading and transfers that would disadvantage Policy Owners or have a detrimental effect on Accumulation Unit Values or the share price of any Portfolio. See "Transfers - Trading Limitations" on page 16.

7. WHAT ARE THE LIMITATIONS OR CHARGES ON SURRENDER OF THE POLICY?

You may surrender your Policy at any time. We deduct a surrender charge from the surrender proceeds. The surrender charge is calculated as described in "Charges


                                 6   PROSPECTUS
and Deductions - Surrender Charge" on page 30. While the amount of the surrender charge decreases over time, it may be a substantial portion or even exceed your Policy Value. In addition, the surrender of your Policy may have tax consequences. See "Federal Taxes" on page 32.

8. WHAT ARE THE RISKS OF TAKING A POLICY LOAN?

Taking a loan from your Policy may increase the risk that your Policy will lapse, will have a permanent effect on your Policy Value and will reduce the Death Proceeds. In addition, if your Policy is a modified endowment contract for tax purposes, taking a Policy Loan may have tax consequences. See "Federal Taxes - Modified Endowment Contracts" on page 34.

9. WHAT ARE THE TAX CONSEQUENCES OF BUYING THIS POLICY?

Your Policy is structured to meet the definition of a life insurance contract under the Tax Code. We may need to limit the amount of Premiums you pay under the Policy to ensure that your Policy continues to meet that definition.

Current federal tax law generally excludes all Death Benefits from the gross income of the beneficiary of a life insurance policy. In addition, you generally are not subject to taxation on any increase in the Policy Value until it is withdrawn. Generally, you are taxed on surrender proceeds and the proceeds of any partial withdrawals only if those amounts, when added to all previous distributions, exceed the total Premiums paid. Amounts received upon surrender or withdrawal in excess of Premiums paid are treated as ordinary income.

Special rules govern the tax treatment of life insurance policies, which meet the federal definition of a modified endowment contract. Depending on the amount and timing of your Premiums, your Policy may meet that definition. Under current tax law, Death Benefit payments under modified endowment contracts, like Death Benefit payments under other life insurance contracts, generally are excluded from the gross income of the beneficiary. Withdrawals and policy loans, however, are treated differently. Amounts withdrawn and policy loans are treated first as income, to the extent of any gain, and then as a return of Premium. The income portion of the distribution is includible in your taxable income. In addition, an additional 10% federal penalty tax is generally imposed on the taxable portion of amounts received before age 59 1/2. We will not accept any Premium that would cause the Policy not to qualify as a life insurance contract under the Tax Code. For more information on the tax treatment of the Policy, see "Federal Taxes" on page 32.

The death benefit of life insurance policies that were transferred for value may be subject to ordinary income taxes. Estate taxes may apply. Consult your tax advisor for additional information.


THE PORTFOLIOS AND ASSOCIATED RISKS
1. WHAT IS A PORTFOLIO?

Each of the Sub-Accounts invests in the shares of one of the Portfolios. Each Portfolio is either an open-end management investment company registered under the Investment Company Act of 1940 ("1940 Act") or a separate investment series of an open-end management investment company. Each Portfolio holds its assets separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies, which are described in the Prospectuses for the Portfolios. Each Portfolio operates as a separate investment fund, and the income, gains and losses of one Portfolio generally have no effect on the investment performance of any other. Under the Policy, the Sub-Accounts currently invest in the Portfolios set forth in this Prospectus. Some of the Sub-Accounts described in this Prospectus may not be available under your Policy. For an additional discussion of the Portfolios, please see "Investment and Fixed Account Options - The Sub-Accounts and the Portfolios" on page 17.

2. WHAT ARE THE RISKS OF THE PORTFOLIOS?

We do not promise that the Portfolios will meet their investment objectives. Amounts you have allocated to Sub-Accounts may grow in value, decline in value or grow less than you expect, depending on the investment performance of the Portfolios in which those Sub-Accounts invest. You bear the investment risk that those Portfolios possibly will not meet their investment objectives. A description of each Portfolio's investment policies and a comprehensive statement of each Portfolio's risks may be found in its Prospectus. For additional information, please see "Investment and Fixed Account Options - The Sub-Accounts and the Portfolios" on page 17.

3. HOW CAN I LEARN MORE ABOUT THE PORTFOLIOS?

You should read the Portfolios' current Prospectuses for detailed information concerning their investment objectives and strategies, and their investment risks. You should read the Portfolios' Prospectuses before allocating amounts to the Sub-Accounts. If you do not have a Prospectus for a Portfolio, please contact us at the number listed on the first page of this Prospectus and we will send you a copy.

                                 7   PROSPECTUS

FEE TABLES
--------------------------------------------------------------------------------
THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE MAXIMUM FEES AND EXPENSES THAT YOU PAY AT THE TIME THAT YOU BUY OR SURRENDER THE POLICY OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

                                TRANSACTION FEES


                      CHARGE                                   WHEN CHARGE IS DEDUCTED
------------------------------------------------- ------------------------------------------------
Premium Charge                                    When you pay a Premium.
Surrender Charge (per $1000 of Face Amount)       When you surrender your Policy during the
     (1)                                          first 12 Policy Years.
  MINIMUM AND MAXIMUM INITIAL SURRENDER
  CHARGE:
  INITIAL SURRENDER CHARGE FOR 40 YEAR-OLD MALE
  NON-SMOKER, $150,000 FACE AMOUNT
Transfer Fee (2)                                  Each transfer after the first in each calendar
                                                  month.
Net Loan Interest Rate (3)(4)                     When you have a Policy Loan



                      CHARGE                                    AMOUNT DEDUCTED
------------------------------------------------- ------------------------------------------
Premium Charge                                    2.5% of the Premium amount.
Surrender Charge (per $1000 of Face Amount)
     (1)
  MINIMUM AND MAXIMUM INITIAL SURRENDER           Minimum: $2.27 per $1000.
  CHARGE:                                         Maximum: $50.66 per $1000
  INITIAL SURRENDER CHARGE FOR 40 YEAR-OLD MALE   $8.14 per $1000.
  NON-SMOKER, $150,000 FACE AMOUNT
Transfer Fee (2)                                  $25.00 maximum; $0 current
Net Loan Interest Rate (3)(4)                     Net Interest Rate on Standard Loans 2%
                                                  Net Interest Rate on Preferred Loans 0%

(1) The initial amount of the surrender charge generally equals the Initial Face Amount of your Policy multiplied by the applicable rate per thousand dollars of Face Amount. The applicable rate depends on the Premium, Insured's age at issue, sex and status as a nonsmoker or smoker. For partial withdrawals made during the first twelve Policy Years, we assess a proportionate percentage of the surrender charge. The proportionate percentage is the amount of the partial withdrawal requested divided by the surrender value. When a partial withdrawal is assessed, we will reduce any remaining surrender charges in a proportionate manner. An additional surrender charge is imposed if you increase your Policy's Face Amount. The surrender charge shown in the table above may not be representative of the charge you would pay. For more information about the surrender charge that would apply to your Policy, please contact us at the address or telephone number shown on the first page of this Prospectus or contact your agent.

(2)   Currently, we are waiving this fee.

(3) The net interest rate represents the difference between the interest rate we charge on the loan and the interest rate that is credited to the loan amount once it is moved to the Loan Account. We are currently crediting 4% to the amount allocated to the Loan Account. For more information, see "Policy Loans" on page 25.

(4) Beginning in policy year 13, all new and existing loans will be treated as preferred loans with regard to interest accruing or credited on or after April 15, 2006.

                                 8  PROSPECTUS

THE TABLE BELOW DESCRIBES THE FEES AND EXPENSES THAT YOU PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING THE PORTFOLIO FEES AND EXPENSES. EACH OF THESE FEES IS CALCULATED MONTHLY AND DEDUCTED FROM YOUR POLICY VALUE AS PART OF THE MONTHLY DEDUCTION.


            PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES


               CHARGE                WHEN CHARGE IS DEDUCTED
----------------------------------- -------------------------
Cost of Insurance Charge (per       Monthly
 $1000 Net Amount at Risk) (1)
MINIMUM AND MAXIMUM COI
 CHARGE:
MINIMUM & MAXIMUM COI CHARGE
 FOR A 40-YEAR OLD MALE NON-
 SMOKER, $150,000 FACE AMOUNT
Policy Fee                          Monthly
Administrative Expense Charge       Yearly
Risk Charge (as a percentage of     Daily
 each Subaccount Value) (2)



               CHARGE                          AMOUNT DEDUCTED
----------------------------------- -------------------------------------
Cost of Insurance Charge (per
 $1000 Net Amount at Risk) (1)
MINIMUM AND MAXIMUM COI             GUARANTEED:                           CURRENT:
 CHARGE:                            Minimum: $0.06 per $1000.             Minimum: $0.06 per $1000.
                                    Maximum: $83.33 per $1000.            Maximum: $24.83 per $1000
MINIMUM & MAXIMUM COI CHARGE        GUARANTEED:                           CURRENT:
 FOR A 40-YEAR OLD MALE NON-        Minimum: $0.20 per $1000.             Minimum: $0.19 per $1000.
 SMOKER, $150,000 FACE AMOUNT       Maximum: $83.33 per $1000.            Maximum: $19.27 per $1000.
Policy Fee                          $ 5.00
Administrative Expense Charge       Annual Rate for Policy Years 1-       Annual Rate for Policy Years 13+:
                                    12: 0.20% of the Policy Value         0%
Risk Charge (as a percentage of     Annual Rate for All Policy Years:
 each Subaccount Value) (2)         Guaranteed: 0.90%
                                    Current: 0.70%

(1) The cost of insurance charge varies based on individual characteristics such as the age, Policy Year, underwriting class, Face Amount and sex of the Insured. The cost of insurance charge increases as the Insured ages. We determine the current cost of insurance rates, but we guarantee that we will never charge you a higher cost of insurance rate than the guaranteed rate show in your Policy. We calculate a separate cost of insurance charge for any increase in the Face Amount based on the Insured's circumstances at the time of the increase. For more information about the calculation of the cost of insurances charges, see "Charges and Deductions" on page 28.

  The cost of insurance charge shown in the table above may not be representative of the charge you would pay. For more information about the cost of insurance charge that would apply to your Policy, please contact us at the address or telephone number shown on the first page of this Prospectus or contact your agent.

(2) The daily equivalent of the risk charge is deducted from the Accumulation Unit Values on each Valuation Date. The daily risk charge is currently 0.000019178, guaranteed not to exceed 0.000024658 thereafter.

  We currently do not deduct a separate charge against the Separate Account for income taxes. In the future, however, we may impose such a charge if in our sole discretion we determine that we will incur a tax from the operation of the Separate Account.

                                 9  PROSPECTUS

                            OPTIONAL BENEFIT CHARGES


Currently, we are offering the following optional riders, which are subject to state availability. The charges for the riders you select are deducted monthly from your Policy Value as part of the Monthly Deduction. You may not be eligible for all optional Riders shown below. The benefits provided under each rider are summarized in "Optional Insurance Benefits" beginning on page 24 below:


                 OPTIONAL BENEFIT                  WHEN CHARGE IS DEDUCTED           AMOUNT DEDUCTED
------------------------------------------------- ------------------------- --------------------------------
Children's Level Term Rider (per $5,000 unit of            Monthly                  $2.50 per unit
 coverage
Accidental Death Benefit Rider (per $1,000 of              Monthly
 benefit amount) (1)
  MINIMUM AND MAXIMUM COI CHARGE:                                            Minimum COI: $0.08 per $1,000
                                                                             Maximum COI: $0.13 per $1,000
  COI CHARGE FOR A 40-YEAR OLD MALE NON-                                         COI: $0.10 per $1,000
  SMOKER, $150,000 FACE AMOUNT
Continuation of Premium Rider (per $100 of                 Monthly
 benefit amount) (2)
  MINIMUM AND MAXIMUM COI CHARGE:                                             Minimum COI: $0.23 per $100
                                                                              Maximum COI: $1.54 per $100
  COI CHARGE FOR A 40-YEAR OLD MALE NON-                                          COI: $0.41 per $100
  SMOKER, $150,000 FACE AMOUNT
Additional Insured Rider (per $1,000 of benefit            Monthly
 amount) (3)
  MINIMUM AND MAXIMUM COI CHARGE:                                                     GUARANTEED:
                                                                             Minimum COI: $0.06 per $1,000
                                                                             Maximum COI: $83.33per $1,000
                                                                                       CURRENT:
                                                                             Minimum COI: $0.07 per $1,000
                                                                            Maximum COI: $24.66 per $1,000
  MINIMUM & MAXIMUM COI CHARGE FOR A 40-                                              GUARANTEED:
  YEAR OLD MALE NON-SMOKER, $150,000 FACE                                    Minimum COI: $0.20 per $1,000
  AMOUNT                                                                    Maximum COI: $83.33 per $1,000
                                                                                       CURRENT:
                                                                             Minimum COI: $0.25 per $1,000
                                                                            Maximum COI: $19.60 per $1,000
Primary Insured Rider (per $1,000 of benefit               Monthly
 amount) (4)
  MINIMUM AND MAXIMUM COI CHARGE:                                                     GUARANTEED:
                                                                             Minimum COI: $0.06 per $1,000
                                                                             Maximum COI: $83.33per $1,000
                                                                                       CURRENT:
                                                                             Minimum COI: $0.05 per $1,000
                                                                            Maximum COI: $24.66 per $1,000
  MINIMUM & MAXIMUM COI CHARGE FOR A 40-                                              GUARANTEED:
  YEAR OLD MALE NON-SMOKER, $150,000 FACE                                    Minimum COI: $0.20 per $1,000
  AMOUNT                                                                     Maximum COI: $83.33per $1,000
                                                                                       CURRENT:
                                                                             Minimum COI: $0.17 per $1,000
                                                                            Maximum COI: $19.60 per $1,000
Accelerated Death Benefit Rider, Terminal                    N/A                          N/A
 Illness (5)

(1) The applicable charge depends on the Insured's age when the Rider is added to your Policy. The charge shown in the table above may not be representative of the charge you would pay. For more information about the charge that would apply to your Rider, please contact us at the address or telephone number shown on the first page of this Prospectus, or contact your agent.


                                 10  PROSPECTUS

(2) The applicable charge depends on the Insured's sex and age when the Rider is added to your Policy. The charge shown in the table above may not be representative of the charge you would pay. For more information about the charge that would apply to your Rider, please contact us at the address or telephone number shown on the first page of this Prospectus, or contact your agent.

(3) The applicable charge depends on the Additional Insured's age, sex and underwriting status when the Rider was added to your Policy. This Rider may no longer be added to your Policy. The charge shown in the table above may not be representative of the charge you would pay. For more information about the charge that applies to your Rider, please contact us at the address or telephone number shown on the first page of this Prospectus, or contact your agent.

(4) The applicable charge depends on the Insured's age at issue, sex and underwriting status. The charge shown in the table above may not be representative of the charge you would pay. For more information about the charge that would apply to your Rider, please contact us at the address or telephone number shown on the first page of this Prospectus, or contact your agent.

(5) There is no additional cost for these Riders. The Accelerated Death Benefit Rider, Terminal Illness, may be added to your Policy at any time.


THE TABLE BELOW SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. ADVISORS AND/OR OTHER SERVICE PROVIDERS OF CERTAIN PORTFOLIOS MAY HAVE AGREED TO WAIVE THEIR FEES AND/OR REIMBURSE PORTFOLIO EXPENSES IN ORDER TO KEEP THE PORTFOLIOS' EXPENSES BELOW SPECIFIED LIMITS. THE RANGE OF EXPENSES SHOWN IN THIS TABLE DOES NOT SHOW THE EFFECT OF ANY SUCH FEE WAIVER OR EXPENSE REIMBURSEMENT. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES APPEARS IN THE PROSPECTUS FOR EACH PORTFOLIO.


PORTFOLIO TOTAL ANNUAL OPERATING EXPENSES


                                                                                            MINIMUM         MAXIMUM
Total Annual Operating Expenses (1) (expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (12b-1) fees,
and other expenses)                                                                        0.10%          1.43%

(1) Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2012.

PURCHASE OF POLICY AND PREMIUMS
--------------------------------------------------------------------------------

APPLICATION FOR A POLICY. You may apply to purchase a Policy by submitting a written application to us at the address given on the first page of this Prospectus. We generally do not issue Policies to insure people who are older than age 80. The minimum Face Amount for a Policy is $50,000 ($25,000 for Insureds age 65 or over at the Issue Date). Before we issue a Policy, we require you to submit evidence of insurability satisfactory to us. Acceptance of your application is subject to our underwriting rules. We reserve the right to reject your application for any lawful reason. If we do not issue a Policy to you, we return your Premium to you. We reserve the right to change the terms or conditions of your Policy to comply with changes in the applicable law. We have described some of the variations from the information appearing in this Prospectus due to individual state requirements in the Statement of Additional Information or in endorsements to the Policy, as appropriate.

We issue your Policy when we have determined that your application meets our underwriting requirements. We apply our customary underwriting standards to the proposed Insured. If on the Issue Date there are outstanding requirements that prevent us from placing your Policy in force, we will allocate your Premium when all requirements have been met. An example of an outstanding requirement is an amendment to your application that requires your signature. We commence coverage of the Insured under the Policy, on the later of: (i) the Issue Date,
(ii) the date that we receive your first Premium, or (iii) the date that all requirements have been met.

If you pay a Premium with your application and your requested Face Amount is less than $500,000, we provide the Insured with temporary conditional insurance only if you meet all of the terms of a conditional receipt. The temporary conditional insurance provides coverage during the underwriting of your application but only if you are ultimately approved for coverage on the same basis as the risk classification and Face Amount of coverage for which you applied. This temporary conditional coverage starts when you complete your application and pay the first Premium, unless a medical exam or lab test results are required. In that event,


                                11   PROSPECTUS
temporary conditional coverage starts when all medical exams and lab tests have been completed. The Issue Date determines Monthly Deduction Days, Policy Months, and Policy Years.

PREMIUM PAYMENTS. During the first Policy Year, you must pay an amount at least equal to the required Premium shown in your Policy. We send you a reminder notice if you pay annually, semi-annually or quarterly. You may also make a Monthly Automatic Payment.

After the first Policy Year, you may pay additional Premium at any time, and in any amount, as long as your Premium would not cause your Policy to lose its status as a life insurance contract under the Tax Code, as explained in "Federal Taxes" beginning on page 32. Premiums must be sent to us at our home office. Unless you request otherwise in writing, we treat all payments received while a Policy loan exists as new Premium.

Your Policy also shows a planned periodic Premium amount; however, you are not required to pay the planned periodic Premiums. You set the planned periodic Premium when you purchase your Policy. Your Policy will not lapse because you did not pay a planned periodic Premium.

Even if you pay all of the planned periodic Premiums, however, your Policy nevertheless may enter the Grace Period and thereafter lapse if you have not paid either the Lifetime Guarantee Premium or the Safety Net Premium amount and the Net Surrender Value is no longer enough to pay the Monthly Deductions. Please see the "Monthly Guarantee Premiums" discussion just below. Yet, paying planned periodic Premiums will generally provide greater benefits than if a lower amount of Premium is paid. Paying planned periodic Premiums can also help to keep your Policy in force if your planned Premium payments are at least as great as the Lifetime Guarantee Premium or the Safety Net Premium amount.

PREMIUM LIMITS. Before we accept any Premium that would require an increase in the net amount at risk under the Policy, you first must provide us with evidence of insurability. The Tax Code imposes limits on the amount of Premium that can be contributed under a life insurance contract. If you exceed this limit, your Policy would lose its favorable federal income tax treatment under the Tax Code. Accordingly, we will not accept any Premium that would cause your Policy to exceed this limit, unless you increase the Face Amount of your Policy appropriately. To obtain this increase, you must submit a written request to us and provide evidence of insurability meeting our then current underwriting standards. Otherwise, we will only accept the portion of your Premium that would cause your total Premiums to equal the maximum permitted amount and we will return the excess to you. In addition, we will not accept any additional Premium from you until we can do so without exceeding the limit set by the Tax Code.

Paying too much Premium also could cause your Policy to be treated as a "modified endowment contract" for federal income tax purposes. See "Modified Endowment Contracts" at page 34 below for more information.

MONTHLY GUARANTEE PREMIUMS. The Policy offers a Guaranteed Minimum Death Benefit feature with two levels of monthly guarantee premiums - the Lifetime Guarantee Premium and the Safety Net Premium. This feature provides assurance that coverage will remain in force for specified periods regardless of changes in the Policy Value.

LIFETIME GUARANTEE PREMIUM. We guarantee that, during the Insured's Lifetime, even if the Lapse Determination Value is not sufficient to pay the Monthly Deductions, your Policy (including any riders) will stay in force as long as your total Premiums, minus partial withdrawals and Policy Debt, at least equal the product of the monthly Lifetime Guarantee Premium times the number of months since the Issue Date. This feature may not be available in all states.

SAFETY NET PREMIUM. If your total Premiums minus partial withdrawals and Policy Debt at least equal the sum of the monthly Safety Net Premium times the number of months since the Issue Date, we guarantee that your Policy (including any riders) will remain in force during a specified period even if the Lapse Determination Value becomes insufficient to cover Monthly Deductions. The specified period varies by Issue Age as follows:

     Issue ages 0-55: to the Insured's Attained Age 65;

     Issue ages 56-70: 10 Policy Years; or

     Issue ages 71-79: to the Insured's Attained Age 80.

In some states, these Safety Net Premium periods are not permitted by law. Please check with your local representative on the Safety Net period approved in your state.

During the first Policy Year, the Safety Net Premium amount equals the required Premium. As a result, if you pay your required Premium on a timely basis, the Safety Net Premium feature remains in effect. Because the Safety Net Premium feature covers optional Riders, adding optional Riders to your Policy increases your Safety Net Premium amount.

Before your Policy is issued, you must choose which Monthly Guarantee Premium option will apply to your Policy. If you do not make an election, the Safety Net Premium will apply. You may not change your election after your Policy is issued. If at any time your total Premiums, less partial withdrawals and Policy Debt, are less than the product of the Monthly Guarantee Premium times the number of Policy Months since the Issue Date, we will let you know and you will have 61 days to satisfy the shortfall. If you do not, the Guaranteed Minimum Death Benefit feature will end. Once the Guaranteed Minimum Death Benefit feature terminates, you cannot


                                12   PROSPECTUS
reinstate it and your Policy stays in force only as long as the Lapse Determination Value is sufficient to pay the Monthly Deductions. For more detail about the circumstances in which the Policy will lapse, see "Lapse and Reinstatement" on page 28.

Increases, decreases, partial withdrawals, Death Benefit option changes, and addition or deletion of riders may affect the Monthly Guarantee Premium Amount.


MODIFIED ENDOWMENT CONTRACTS. Under certain circumstances, a Policy could be classified as a "modified endowment contract," which is a category of life insurance contract defined in the Tax Code. If your Policy were to become a modified endowment contract, distributions and loans from the Policy could result in current taxable income for you, as well as other adverse tax consequences. These tax consequences are described in more detail in "Federal Taxes - Modified Endowment Contracts."

Your Policy could be a Modified Endowment Contract if, among other things, you pay too much Premium or if the Death Benefit is reduced. We monitor the status of your Policy and advise you if you need to take action to prevent the Policy from becoming a modified endowment contract. If you pay a Premium that would result in this classification, we notify you and allow you to request a refund of the excess Premium, or other action, to avoid having your Policy become a modified endowment contract. If, however, you choose to have your Policy become a modified endowment contract, we do not refund the Premium.

Your policy will be a Modified Endowment Contract if it is issued in exchange for a modified endowment contract issued by another insurer. Your policy will not be a modified endowment contract if it is issued in exchange for a non-modified endowment contract in a transaction that qualifies under Section 1035 of the Tax Code. However, paying additional premium into such a policy could cause it to become a modified endowment contract. For more information, please consult your tax adviser, and see "Replacement of Modified Endowment Contracts" in the SAI.

ALLOCATION OF PREMIUMS. Your Net Premiums are allocated to the Sub-Account(s) and the Fixed Account in the proportions that you have selected. You must specify your allocation percentages in your Policy application. Percentages must be in whole numbers and the total allocation must equal 100%. We allocate your subsequent Net Premiums in those percentages until you give us new allocation instructions.

Initially, you may allocate your Policy Value among twenty-one (21) options, counting each Sub-Account and the Fixed Account as one option. You may add or delete among these options from time to time so long as your Policy Value is spread among no more than the 21 options. In the future, we may waive this limit.

We allocate your initial Net Premium to the Sub-Accounts and the Fixed Account, as you have instructed us, on the Issue Date. If you do not pay the first Premium until after the Issue Date, we allocate your initial Net Premium to the Sub-Accounts and the Fixed Account on the date we receive it at the Home Office. If there are outstanding requirements when we issue the Policy, which prevent us from placing your Policy in force, your Premiums are not allocated until all requirements are satisfied. We do not credit earnings or interest before the Issue Date.

In some states, we are required to return at least your Premium if you cancel your Policy during the "free-look" period. In those states, currently, we allocate any Premium received before the end of the free-look period as described above. In the future, however, if you live in one of those states, we reserve the right to delay allocating your Premiums to the Sub-Accounts you have selected or to the Fixed Account until after the "free-look" period; in the interim, we allocate your Premiums to the Fixed Account. For more information, please see "Cancellation and Conversion Rights" on page 28.

POLICY VALUE
--------------------------------------------------------------------------------

GENERAL. Your Policy Value is the sum of the value of your Accumulation Units in the Sub-Accounts you have chosen, plus the value of your interest in the Fixed Account, plus your Loan Account. Your Policy Value changes daily to reflect the performance of the Sub-Accounts you have chosen, the addition of interest credited to the Fixed Account, the addition of Net Premiums, and the subtraction of partial withdrawals and charges assessed. There is no minimum guaranteed Policy Value.

On the Issue Date or, if later, the date your first Premium is received, we deduct the Monthly Deduction for the first Policy Month. We have described the formula to compute your portion of Policy Value in a particular Sub-Account in the Statement of Additional Information.

We make all calculations in connection with the Policy (other than the initial Premiums) on the date we receive your Premium or your request for other action, if that date is a Valuation Date and we are open for business. Otherwise, we make that determination on the next succeeding day that is a Valuation Date and a date on which we are open for business. Calculations for initial Premiums and Premiums requiring underwriting are made on the date your Net Premium is allocated to the Sub-Accounts and the Fixed Account, as described in "Allocation of Premiums" above.


                                13   PROSPECTUS

ACCUMULATION UNITS. We determine the number of Accumulation Units in each Sub-Account to allocate to your Policy by dividing that portion of your Net Premium or other transaction allocated to a Sub-Account by that Sub-Account's Accumulation Unit Value on the Valuation Date when the allocation occurs.

ACCUMULATION UNIT VALUE. The Accumulation Unit Value for each Sub-Account varies to reflect the investment experience of the applicable Portfolio. We determine the Accumulation Unit Value for each Sub-Account on each Valuation Date by multiplying the Accumulation Unit Value on the preceding Valuation Date by the Net Investment Factor for that Sub-Account for the Valuation Period then ended.

The Net Investment Factor for each Sub-Account is (1) divided by (2), minus
(3), where:

(1) equals (a) the net asset value per share of the Portfolio held in the Sub-Account at the end of the current Valuation Period, plus (b) the per share amount of any dividend or capital gains distribution made by the Portfolio during the current Valuation Period, plus or minus (c) a per share credit or charge with respect to any taxes which we paid or for which we reserved during the Valuation Period which are determined by us to be attributable to the operation of the Sub-Account (no federal income taxes currently are applicable),

(2) is the net asset value per share of the Portfolio held in the Sub-Account at the end of the last prior Valuation Period, and

(3)   is the daily risk charge assessed for mortality and expense risks.

Please refer to the Prospectuses for the Portfolios for a description of how the assets of each Portfolio are valued, since that determination has a direct bearing on the Net Investment Factor of the corresponding Sub-Account and, therefore, your Policy Value. For a more detailed discussion, please see "Policy Value" on page 13.

WRITTEN REQUESTS AND FORMS IN GOOD ORDER.
Written requests must include sufficient information and/ or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in "good order." Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.

POSTPONEMENT OF PAYMENTS. We may defer for up to fifteen days the payment of any amount attributable to a Premium paid by check to allow the check a reasonable time to clear. We may postpone paying any amount for a total surrender or a partial withdrawal, the disbursement of a Policy Loan, or the payment of the Death Benefit Proceeds, in the following circumstances: (i) whenever the New York Stock Exchange ("NYSE") is closed (other than customary weekend and holiday closings); (ii) when trading on the NYSE is restricted or an emergency exists, as determined by the SEC, so that disposal of the Separate Account's investments or determination of the value of its net assets is not reasonably practicable; or (iii) at any other time permitted by the SEC for your protection.

In addition, we may delay payment of the Surrender Value in the Fixed Account for up to six months or a shorter period if required by law. If we defer payment for more than 30 days, we add interest at our current rate from the time you asked for the Surrender Value in accordance with applicable state law.


TRANSFERS
--------------------------------------------------------------------------------

GENERAL. While the Policy is in force, you may transfer Policy Value among the Fixed Account and Sub-Accounts in writing or by telephone. Currently, there is no minimum transfer amount, except in states where a minimum transfer amount is required by law. We may set a minimum transfer amount in the future. In the future, we may charge you the transfer fee described on page 31, although currently we are waiving it.

You currently may not have Policy Value in more than twenty-one (21) options, counting each Sub-Account and the Fixed Account as one option. Accordingly, we will not perform a transfer that would cause your Policy to exceed that limit. We may waive this limit in the future.

Generally, we only make transfers on days when the NYSE is open for business. See "Policy Value" on page 13. If we receive your request on a day when the NYSE is not open for business, or if we receive your request after the close of business on the NYSE, we make the transfer on the first subsequent day on which the NYSE is open.

Special requirements apply to transfers from the Fixed Account. You may transfer a lump sum from the Fixed Account to the Sub-Accounts only during the 60-day period beginning on the Issue Date or each Policy Anniversary. We do not process transfer requests involving the Fixed Account at any other time, except transfers pursuant to a Dollar Cost Averaging or Portfolio Rebalancing program.


The maximum amount which may be transferred as a lump sum or as Portfolio Rebalancing transfers from the Fixed Account during a Policy Year usually is:
(i) 30% of the Fixed Account balance on the most recent Policy Anniversary; or
(ii) the largest total amount transferred


                                14   PROSPECTUS
from the Fixed Account in any prior Policy Year. You may not transfer Policy Value or allocate new Premiums into the Fixed Account if transfers are being made out under the Dollar Cost Averaging program. However, we may waive or modify these restrictions on transfers from the Fixed Account.

This limit also applies to transfers under a Dollar Cost Averaging program, unless you choose to transfer your entire Fixed Account balance to Sub-Accounts. In that case, your maximum monthly transfer amount may not be more than 1/36th of your Fixed Account balance on the day of the first transfer.

In addition, you may transfer 100% of the Fixed Account balance in a lump sum to the Sub-Account(s) if on any Policy Anniversary the interest rate on the Fixed Account is lower than it was on the Policy Anniversary one year previously or if on the first Policy Anniversary that interest rate is lower than it was on the Issue Date. We notify you by mail if this occurs. You may request a transfer for 60 days following the date we mail notification to you. The Policy permits us to defer transfers from the Fixed Account for up to six months from the date you request a transfer.

TRANSFERS AUTHORIZED BY TELEPHONE. You may make transfers by telephone. Telephone transfers may not be available if all lines are busy. In that case, you will need to submit a written request or try to call later. Please see the SAI for a description of our procedures for telephone transfers.

We use procedures that we believe provide reasonable assurance that telephone authorized transfers are genuine. For example, we request identifying information from persons purporting to authorize transfers. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

At any time, we may suspend, modify or terminate your privilege to make transfers via the telephone, or via other electronic or automated means specifically approved by the Company, including, but not limited to, automated telephone services, facsimile machine, e-mail and electronic services via online access. Among other things, we reserve the right to limit the number of such transfers among the Sub-Accounts in any Policy Year, or to refuse any telephone transfer request. We also reserve the right to restrict such transfers in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Policy Owners.

DOLLAR COST AVERAGING. Under our automatic Dollar Cost Averaging program, while the Policy is in force you may authorize us to transfer a fixed dollar amount at fixed intervals from the Fixed Account or a Sub-Account of your choosing to up to twenty-one options, including other Sub-Accounts or the Fixed Account. The interval between transfers may be monthly, quarterly or annually, at your option. The transfers are made at the Accumulation Unit Value on the date of the transfer. The transfers continue until you instruct us otherwise, or until your chosen source of transfer payments is exhausted. Currently, the minimum transfer amount is $100 per transfer. We may change this minimum or grant exceptions. If you elect this program, the first transfer occurs one interval after your Issue Date. Your request to participate in this program is effective when we receive your completed application at the P.O. Box given on the first page of this Prospectus. Please call or write us for a copy of the application. You may elect to increase, decrease or change the frequency or amount of transfer payments under a Dollar Cost Averaging program. Special restrictions apply to transfers from the Fixed Account. Please see "Transfers - General" on page 14 for a discussion of these restrictions.

The theory of Dollar Cost Averaging is that by spreading your investment over time, you may be able to reduce the effect of transitory market conditions on your investment. In addition, because a given dollar amount purchases more units when the unit prices are relatively low rather than when the prices are higher, in a fluctuating market, the average cost per unit may be less than the average of the unit prices on the purchase dates. However, participation in this program does not assure you of a greater profit from your purchases under the program, nor does it prevent or necessarily reduce losses in a declining market. Moreover, while we refer to this program of periodic transfers generally as Dollar Cost Averaging, periodic transfers from a Sub-Account with more volatile performance experience is unlikely to produce the desired effects of Dollar Cost Averaging as would transfers from a less volatile Sub-Account. You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time.

PORTFOLIO REBALANCING. Portfolio Rebalancing allows you to maintain the percentage of your Policy Value allocated to each Sub-Account or the Fixed Account or both at a preset level. Over time, the variations in each Sub-Account's investment results shift the balance of your Policy Value allocations. Under the Portfolio Rebalancing feature, we automatically transfer your Policy Value, including new Premiums, back to the percentages you specify. Portfolio Rebalancing is consistent with maintaining your desired allocation among the investment options.

You may choose to have rebalances made monthly, quarterly, semi-annually or annually. We do not charge a transfer fee for Portfolio Rebalancing. No more than twenty-one (21) Sub-Accounts, or twenty (20) Sub-Accounts and the Fixed Account, can be included in a Portfolio Rebalancing program at one time. Transfers from the Fixed Account under a Portfolio Rebalancing program are subject to the overall limit on transfers from the Fixed Account. Accordingly, if the total amount


                                15   PROSPECTUS
transferred from the Fixed Account in any Policy Year reaches that limit before the end of the year, we do not transfer additional amounts from the Fixed Account for Portfolio Rebalancing purposes until the next Policy Year. We automatically terminate this option if you request any transfers outside the Portfolio Rebalancing program. If you wish to resume the Portfolio Rebalancing after it has been canceled, then you must complete a new Portfolio Rebalancing form and send it to our home office.

You may request Portfolio Rebalancing at any time by submitting a completed written request to us at the address given on the first page of this Prospectus. Please call or write us for a copy of the request form. If you stop Portfolio Rebalancing, you must wait 30 days to begin again. The date of your rebalancing must coincide with the same day of the month as your Issue Date. If you request rebalancing on your Policy application and specify the frequency, but not the date, for your first rebalancing, it occurs one interval after the Issue Date. Otherwise, your first rebalancing occurs one interval after we receive your completed request form. All subsequent rebalancings occur at the intervals you have specified on the day of the month that coincides with the same day of the month as your Issue Date.

Generally, you may change the allocation percentages, frequency or choice of Sub-Accounts at any time. If you include the Fixed Account in a Portfolio Rebalancing program, however, in any consecutive twelve months you may not change the allocation percentages more than twice and the total change to the Fixed Amount allocation may not exceed 20%. We may waive this restriction.

If your total Policy Value subject to rebalancing falls below any minimum value that we may establish, we may prohibit or limit your use of Portfolio Rebalancing. You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time. We may change, terminate, limit or suspend Portfolio Rebalancing at any time.

MARKET TIMING & EXCESSIVE TRADING The Policies are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Policy Value. Our policy is not to accept knowingly any premium intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Policy if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Policy.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Sub-Account may experience the adverse effects of market timing and excessive trading described above.

TRADING LIMITATIONS. We reserve the right to limit transfers among the investment alternatives in any Policy Year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

o we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Policy Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Policy Owners; or

o we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

o the total dollar amount being transferred, both in the aggregate and in the transfer request;

o the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Sub-Account in a short period of time can constitute market timing);

o whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Sub-Account


                                16   PROSPECTUS
     underlying Portfolios that we have identified as being susceptible to market timing activities (E.G., International, High Yield, and Small Cap Sub-Accounts);

o whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

     o the investment objectives and/or size of the Sub-Account's underlying Portfolio.

We seek to uniformly apply these trading limitations to all trades, including those that occur through omnibus accounts at intermediaries. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Policy Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Policy Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Policy Owner from making future additions or transfers into the impacted Sub-Account(s) or will restrict that Policy Owner from making future additions or transfers into the class of Sub-Account(s) if the Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (E.G., International, High Yield, and Small Cap Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

AGREEMENTS TO SHARE INFORMATION WITH FUNDS.
Under the Investment Company Act of 1940, Lincoln Benefit has entered into information sharing agreements with each of the fund companies whose funds are offered under the Policy. Policy Owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and Lincoln Benefit's trading policy. Under these agreements, Lincoln Benefit is required to share information regarding Policy Owner transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about Policy Owner transactions, this information may include personal Policy Owner information, including names and social security numbers or other tax identification numbers. As a result of this information sharing, a fund company may direct us to restrict a Policy Owner's transactions if the fund determines that the Policy Owner has violated the fund's frequent trading policies. This could include the fund directing us to reject any allocations of premium or Policy value to the fund.

SHORT TERM TRADING FEES. The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio's Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity and/or holding periods that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Policy Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees and forward these fees to the Portfolio. Please consult the Portfolio's prospectus for more complete information regarding the fees and charges associated with each Portfolio.

INVESTMENT AND FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

THE SUB-ACCOUNTS AND THE PORTFOLIOS. Each of the Sub-Accounts of the Separate Account invests in the shares of one of the Portfolios. The income and realized and unrealized gains or losses on the assets of each Sub-Account are separate and are credited to or charged against the particular Sub-Account without regard to income, gains or losses from any other Sub-Account or from any other part of our business. We use the Net Premiums you allocate to a Sub-Account to purchase shares in the corresponding Portfolio and redeem shares in the Portfolios to meet Policy obligations or make adjustments in reserves. The Portfolios are required to redeem their shares at net asset value and to make payment within seven days.

Each Portfolio is either an open-end management investment company registered under the 1940 Act or a separate investment series of an open-end management investment company.

Each Portfolio holds its assets separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies. Each Portfolio is subject to certain investment restrictions and policies, which may not be changed without the approval of a majority of the shareholders of the Portfolio. Each Portfolio operates as a separate investment fund, and the income, gains and losses of one Portfolio generally have


                                17   PROSPECTUS
no effect on the investment performance of any other Portfolio.

We do not promise that the Portfolios will meet their investment objectives. Amounts you have allocated to Sub-Accounts may grow in value, decline in value or grow less than you expect, depending on the investment performance of the Portfolios in which those Sub-Accounts invest. You bear the investment risk that those Portfolios possibly will not meet their investment objectives.

We have briefly described the Portfolios below. The Sub-Accounts investing in certain Portfolios may not be available in all states. You should read the current Prospectuses for the Portfolios for more detailed and complete information concerning the Portfolios, their investment objectives and strategies, and the investment risks associated with the Portfolios. We will mail to you a prospectus for each Portfolio related the Sub-Accounts to which you allocate your premium.

YOU SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND

EXPENSES OF THE INVESTMENT ALTERNATIVES WHEN MAKING AN ALLOCATION TO THE

SUB-ACCOUNTS. TO OBTAIN ANY OR ALL OF THE UNDERLYING PORTFOLIO PROSPECTUSES,
              --------------------------------------------------------------
PLEASE CONTACT US AT 1-800-865-5237.
------------------------------------


 Sub-Account                                           Investment Objective
 AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
 Invesco V.I. Value Opportunities Fund - Series I     Long-term growth of capital
  (1)
 Invesco V.I. Growth and Income Fund - Series II      To seek long-term growth of capital and income (3)
  (2)
 Invesco V.I. Mid Cap Growth Fund - Series II (4)     To seek capital growth
 Invesco V.I. American Value Fund - Series I (5)      To provide above-average total return over a market
                                                      cycle of three to five years by investing in common
                                                      stocks and other equity securities. (6)
 DWS VARIABLE SERIES I
 DWS Bond VIP - Class A                               To maximize total return consistent with preservation of
                                                      capital and prudent investment management, by
                                                      investing for both current income and capital
                                                      appreciation
 DWS VARIABLE SERIES II
 DWS Global Income Builder VIP - Class A              To maximize income while maintaining prospects for
                                                      capital appreciation
 FEDERATED INSURANCE SERIES
 Federated Managed Volatility Fund II                 High current income and moderate capital appreciation
 Federated Fund for U.S. Government Securities        Current income
  II
 Federated High Income Bond Fund II                   High current income



 Sub-Account                                           Investment Adviser
 AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
 Invesco V.I. Value Opportunities Fund - Series I
  (1)
 Invesco V.I. Growth and Income Fund - Series II
  (2)
                                                      INVESCO ADVISERS, INC.
 Invesco V.I. Mid Cap Growth Fund - Series II (4)
 Invesco V.I. American Value Fund - Series I (5)
 DWS VARIABLE SERIES I
 DWS Bond VIP - Class A
                                                      DEUTSCHE INVESTMENT
                                                      MANAGEMENT AMERICAS INC.
 DWS VARIABLE SERIES II
 DWS Global Income Builder VIP - Class A              DEUTSCHE INVESTMENT
                                                      MANAGEMENT AMERICAS INC.
 FEDERATED INSURANCE SERIES
 Federated Managed Volatility Fund II                 FEDERATED EQUITY
                                                      MANAGEMENT COMPANY OF
                                                      PENNSYLVANIA
 Federated Fund for U.S. Government Securities
                                                      FEDERATED INVESTMENT
  II
                                                      MANAGEMENT COMPANY
 Federated High Income Bond Fund II

                                18  PROSPECTUS

 Sub-Account                                             Investment Objective
 FIDELITY(Reg. TM) VARIABLE INSURANCE PRODUCTS
 Fidelity VIP Asset ManagerSM Portfolio - Initial       To obtain high total return with reduced risk over the
  Class                                                 long term by allocating its assets among stocks, bonds,
                                                        and short-term instruments.
 Fidelity VIP Contrafund(Reg. TM) Portfolio - Initial   Long-term capital appreciation.
  Class
 Fidelity VIP Equity-Income Portfolio - Initial         The Fund seeks reasonable Income. The fund will also
  Class                                                 consider the potential for capital appreciation. The
                                                        fund's goal is to achieve a yield which exceeds the
                                                        composite yield on the securities comprising the
                                                        Standard & Poor's 500SM Index (S&P 500(Reg. TM)).
 Fidelity VIP Growth Portfolio - Initial Class          To achieve capital appreciation.
 Fidelity VIP Index 500 Portfolio - Initial Class       The Fund seeks investment results that correspond to
                                                        the total return of common stocks publicly traded in the
                                                        United States, as represented by the Standard & Poor's
                                                        500SM Index (S&P 500(Reg. TM)).
 Fidelity VIP Money Market Portfolio - Initial          As high a level of current income as is consistent with
  Class                                                 preservation of capital and liquidity.
 Fidelity VIP Overseas Portfolio - Initial Class        Long-term growth of capital.
 ALPS VARIABLE INVESTMENT TRUST (7)(8)
 Ibbotson Aggressive Growth ETF Asset                   Capital appreciation
  Allocation Portfolio Class I
 Ibbotson Balanced ETF Asset Allocation                 Capital appreciation and some current income
  Portfolio Class I
 Ibbotson Conservative ETF Asset Allocation             Current income and preservation of capital
  Portfolio Class I
 Ibbotson Growth ETF Asset Allocation Portfolio         Capital appreciation
  Class I
 Ibbotson Income and Growth ETF Asset                   Current income and capital appreciation
  Allocation Portfolio Class I
 JANUS ASPEN SERIES
 Janus Aspen Series Balanced Portfolio -                Long-term capital growth, consistent with preservation
  Institutional Shares                                  of capital and balanced by current income.
 Janus Aspen Series Flexible Bond Portfolio -           To obtain maximum total return, consistent with
  Institutional Shares                                  preservation of capital.
 Janus Aspen Series Forty Portfolio - Institutional     Long-term growth of capital
  Shares
 Janus Aspen Series Overseas Portfolio - Service        Long-term growth of capital
  Shares
 Janus Aspen Series Janus Portfolio - Institutional     Long-term growth of capital
  Shares
 Janus Aspen Series Enterprise Portfolio -              Long-term growth of capital
  Institutional Shares
 Janus Aspen Series Global Research Portfolio -         Long-term growth of capital.
  Institutional Shares (9)
 LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Large Cap Value Portfolio         Long-term growth of capital with current income as a
    (10)                                                secondary objective



 Sub-Account                                             Investment Adviser
 FIDELITY(Reg. TM) VARIABLE INSURANCE PRODUCTS
 Fidelity VIP Asset ManagerSM Portfolio - Initial
  Class
 Fidelity VIP Contrafund(Reg. TM) Portfolio - Initial
  Class
 Fidelity VIP Equity-Income Portfolio - Initial
  Class
                                                        FIDELITY MANAGEMENT &
                                                        RESEARCH COMPANY
 Fidelity VIP Growth Portfolio - Initial Class
 Fidelity VIP Index 500 Portfolio - Initial Class
 Fidelity VIP Money Market Portfolio - Initial
  Class
 Fidelity VIP Overseas Portfolio - Initial Class
 ALPS VARIABLE INVESTMENT TRUST (7)(8)
 Ibbotson Aggressive Growth ETF Asset
  Allocation Portfolio Class I
 Ibbotson Balanced ETF Asset Allocation
  Portfolio Class I
                                                        ALPS ADVISORS, INC. (ADVISER)
 Ibbotson Conservative ETF Asset Allocation
                                                        / IBBOTSON ASSOCIATES, INC.
  Portfolio Class I
                                                        (SUB-ADVISER)
 Ibbotson Growth ETF Asset Allocation Portfolio
  Class I
 Ibbotson Income and Growth ETF Asset
  Allocation Portfolio Class I
 JANUS ASPEN SERIES
 Janus Aspen Series Balanced Portfolio -
  Institutional Shares
 Janus Aspen Series Flexible Bond Portfolio -
  Institutional Shares
 Janus Aspen Series Forty Portfolio - Institutional
  Shares
 Janus Aspen Series Overseas Portfolio - Service        JANUS CAPITAL MANAGEMENT
  Shares                                                LLC
 Janus Aspen Series Janus Portfolio - Institutional
  Shares
 Janus Aspen Series Enterprise Portfolio -
  Institutional Shares
 Janus Aspen Series Global Research Portfolio -
  Institutional Shares (9)
 LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Large Cap Value Portfolio         LEGG MASON PARTNERS FUND
    (10)                                                ADVISOR, LLC

                                19  PROSPECTUS

  Sub-Account                                         Investment Objective
 MFS(Reg. TM) VARIABLE INSURANCE TRUST
 MFS(Reg. TM) New Discovery Series - Service Class  Capital appreciation
 OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Oppenheimer Main Street Small Cap Fund(Reg. TM)/VA Capital appreciation.
  - Service Shares (11)
 PANORAMA SERIES FUND, INC.
 Oppenheimer International Growth Fund/VA -         The fund seeks capital appreciation (12)
  Service Shares
 PIMCO VARIABLE INSURANCE TRUST
 PIMCO VIT Foreign Bond Portfolio (U.S.             Portfolio seeks maximum total return, consistent with
  Dollar-Hedged) - Administrative Shares            preservation of capital and prudent investment
                                                    management.
 PIMCO VIT Total Return Portfolio -                 Portfolio seeks maximum total return, consistent with
  Administrative Shares                             preservation of capital and prudent investment
                                                    management.
 PUTNAM VARIABLE TRUST
 Putnam VT International Value Fund - Class IB      Capital growth. Current income is a secondary
                                                    objective.
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 Morgan Stanley UIF Growth Portfolio, Class I       Long-term capital appreciation by investing primarily in
                                                    growth-oriented equity securities of large capitalization
                                                    companies.



  Sub-Account                                         Investment Adviser
 MFS(Reg. TM) VARIABLE INSURANCE TRUST
 MFS(Reg. TM) New Discovery Series - Service Class  MFS(Reg. TM) INVESTMENT
                                                    MANAGEMENT
 OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Oppenheimer Main Street Small Cap Fund(Reg. TM)/VA
                                                    OPPENHEIMERFUNDS, INC.
  - Service Shares (11)
 PANORAMA SERIES FUND, INC.
 Oppenheimer International Growth Fund/VA -
                                                    OPPENHEIMERFUNDS, INC.
  Service Shares
 PIMCO VARIABLE INSURANCE TRUST
 PIMCO VIT Foreign Bond Portfolio (U.S.
  Dollar-Hedged) - Administrative Shares
                                                    PACIFIC INVESTMENT
                                                    MANAGEMENT COMPANY LLC
 PIMCO VIT Total Return Portfolio -
  Administrative Shares
 PUTNAM VARIABLE TRUST
 Putnam VT International Value Fund - Class IB      PUTNAM INVESTMENT
                                                    MANAGEMENT, LLC
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 Morgan Stanley UIF Growth Portfolio, Class I
                                                    MORGAN STANLEY INVESTMENT
                                                    MANAGEMENT INC.(13)

(1) Effective April 29, 2013, the Invesco Van Kampen V.I. Value Opportunities Fund - Series I changed its name to Invesco V.I. Value Opportunities Fund
      - Series I.

(2) Effective April 29, 2013, the Invesco Van Kampen V.I. Growth and Income Fund - Series II changed its name to Invesco V.I. Growth and Income Fund
      - Series II.

(3) Effective April 29, 2013, the Portfolio's objective was changed to the objective listed above.

(4)   Effective April 29, 2013, the Invesco Van Kampen V.I. Mid Cap Growth Fund
      - Series II changed its name to Invesco V.I. Mid Cap Growth Fund - Series II.

(5)   Effective April 29, 2013, the Invesco Van Kampen V.I. American Value Fund
      - Series I changed its name to Invesco V.I. American Value Fund - Series
      I.

(6) Effective April 29, 2013, the Portfolio's objective was changed to the objective listed above.

(7) The Ibbotson ETF Allocation Series Portfolios invest in underlying ETFs and will indirectly bear their proportionate share of any fees and expenses payable directly by the underlying ETFs. As a result, the Portfolios may incur higher expenses, many of which may be duplicative.

(8)   Previously "Financial Investors Variable Insurance Trust".

(9) Effective May 1, 2013, the Janus Aspen Series Worldwide Portfolio - Institutional Shares changed its name to Janus Aspen Series Global Research Portfolio - Institutional Shares.

(10) Effective April 29, 2013, the Legg Mason ClearBridge Variable Large Cap Value Portfolio - Class I changed its name to ClearBridge Variable Large Cap Value Portfolio.

(11) Effective April 29, 2013, the Oppenheimer Main Street Small- and Mid-Cap Fund(Reg. TM)/VA - Service Shares changed its name to Oppenheimer Main Street Small Cap Fund(Reg. TM)/VA - Service Shares.

(12) Effective April 29, 2013, the Portfolio's objective was changed to the objective listed above.

(13) In certain instances, Morgan Stanley Investment Management Inc. formerly did business using the name Van Kampen.

We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

Some of the Portfolios have been established by investment advisers, which manage retail mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after retail mutual funds, you should understand that the Portfolios are not otherwise directly related to any retail mutual fund. Consequently, the investment performance of retail mutual funds and any similarly named Portfolio may differ substantially.


                                20   PROSPECTUS

Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contacts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. Although neither we nor any of the Portfolios currently foresees any such disadvantages either to variable life insurance or variable annuity contract owners, each Portfolio's Board of Directors intends to monitor events in order to identify any material conflicts between variable life and variable annuity contract owners and to determine what action, if any, should be taken in response thereto. If a Board of Directors were to conclude that separate investment funds should be established for variable life and variable annuity separate accounts, Policy Owners will not bear the attendant expenses.

VOTING RIGHTS. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Sub-Accounts to which you have allocated your Policy Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. We notify you when your instructions are needed and provide proxy materials or other information to assist you in understanding the matter at issue. We determine the number of votes for which you may give voting instructions as of the record date set by the relevant Portfolio for the shareholder meeting at which the vote will occur.

In most cases, you are the person entitled to give voting instructions. However, if you assign your Policy, the assignee may be entitled to give voting instructions. Retirement plans may have different rules for voting by plan participants.

If you send written voting instructions to us, we follow your instructions in voting the Portfolio shares attributable to your Policy. If you do not send written instructions, we vote the shares attributable to your Policy in the same proportions as the shares for which we have received instructions from other Policy Owners. While proportional voting guarantees all outstanding shares of a Portfolio are voted, it can lead to a small number of shareholders determining the outcome of a proxy.

We may, when required by state insurance regulatory authorities, disregard Policy Owner voting instructions if the instructions would cause a change in the sub-classification or investment objective of one or more of the Portfolios or to approve or disapprove an investment advisory contract for one or more of the Portfolios.

In addition, we may disregard voting instructions in favor of changes initiated by Policy Owners in the investment objectives or the investment adviser of the Portfolios if we reasonably disapprove of the proposed change. We would disapprove a proposed change only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we reasonably conclude that the proposed change would not be consistent with the investment objectives of the Portfolio or would result in the purchase of securities for the Portfolio which vary from the general quality and nature of investments and investment techniques utilized by the Portfolio. If we disregard voting instructions, we include a summary of that action and our reasons for that action in the next semi-annual financial report to you.

This description reflects our view of currently applicable law. If the law changes or our interpretation of the law changes, we may decide that we are permitted to vote the Portfolio shares without obtaining instructions from our Policy Owners, and we may choose to do so.

ADDITIONS, DELETIONS AND SUBSTITUTIONS OF SECURITIES.
If the shares of any of the Portfolios are no longer available for investment by the Separate Account or if, in the judgment of our management, further investment in the shares of a Portfolio is no longer appropriate in view of the purposes of the Policy, we may add or substitute shares of another Portfolio or underlying fund for Portfolio shares already purchased or to be purchased in the future by Premiums under the Policy. Any substitution of securities will comply with the requirements of the 1940 Act.

We also reserve the right to make the following changes in the operation of the Separate Account and the Sub-Accounts:

o    to operate the Separate Account in any form permitted by law;

o to take any action necessary to comply with, or obtain and continue any exemption from, applicable laws;

o to transfer assets from one Sub-Account to another, or to our general account;

o    to add, combine, or remove Sub-Accounts in the Separate Account;

o to assess a charge for taxes attributable to the operations of the Separate Account or for other taxes, as described in "Charges and Deductions"; and

o to change the way in which we assess other charges, as long as the total other charges do not exceed the amount currently charged the Separate Account and the Portfolios in connection with the Policies.

If we take any of these actions, we will comply with the then applicable legal requirements.

THE FIXED ACCOUNT. The portion of the Policy relating to the Fixed Account is not registered under the Securities Act of 1933 ("1933 Act") and the Fixed Account is not registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Account nor any interests in the Fixed Account are subject to the provisions or restrictions of the 1933 Act or


                                21   PROSPECTUS
the 1940 Act, and the disclosure regarding the Fixed Account has not been reviewed by the staff of the SEC. The statements about the Fixed Account in this Prospectus may be subject to generally applicable provisions of the federal securities laws regarding accuracy and completeness.

You may allocate part or all of your Premiums to the Fixed Account in states where it is available. Amounts allocated to the Fixed Account become part of the general assets of Lincoln Benefit. Lincoln Benefit invests the assets of the general account in accordance with applicable laws governing the investments of insurance company general accounts.

We credit interest to amounts allocated to the Fixed Account at an annual effective rate of at least 4% per year. We are not obligated to, but we may credit interest at a higher rate. You assume the risk that the interest rate credited to the Fixed Account may be no higher than 4%.

SELECTBALANCE/SM/ ASSET ALLOCATION PROGRAM. As a Policy Owner, you may elect to participate in the optional SelectBalance asset allocation program ("SelectBalance") for no additional charge to you. SelectBalance can be elected at any time your Policy is inforce. The Select Balance program provides Policy Owners with an assessment questionnaire to help them determine their investment time horizon and tolerance for risk. The questions on the questionnaire have been provided by ALPS, Inc. and Ibbotson Associates and included in the SelectBalance program information developed and provided by us. Based on the answers to the questionnaire, one of five asset allocation Sub-Accounts, the Ibbotson ETF Asset Allocation Series Portfolios, is recommended. These portfolios are managed such that the allocations between different asset classes remain consistent with the qualities identified during the initial assessment. The objective of each asset allocation Sub-Account is to provide disciplined, diversified access to a variety of asset classes that is consistent with an investor's risk profile and investment time horizon.

Asset allocation is the process by which your Policy Value is invested in different asset classes in a way that matches your risk tolerance, time horizon, and investment goals. Theoretically, different asset classes tend to behave differently under various economic and market conditions. By spreading your Policy Value across a range of asset classes, you may, over time, be able to reduce the risk of investment volatility and potentially enhance returns. Asset allocation does not guarantee a profit or protect against loss in a declining market.

If you elect to participate in this program, you may select one of the currently available Ibbotson ETF Allocation Series Portfolios. The Portfolios, advised by ALPS Advisers, Inc. and sub-advised Ibbotson Associates, Inc., represent five different investment styles: Conservative, Income and Growth, Balanced, Growth, and Aggressive Growth. Each of the Ibbotson ETF Allocation Series Portfolios is designed to meet the investment goals of the applicable investment style. Once you select an Ibbotson ETF Allocation Series Portfolio, your Policy Value will be allocated to the corresponding Ibbotson ETF Allocation Series Sub-Account. Additional investment options available with the SelectBalance program at issue include the Fixed Account and the Fidelity VIP Money Market Sub-Account. We recommend that you consult with your sales representative and obtain and read the prospectus for the Ibbotson ETF Allocation Series carefully before participating in the SelectBalance program.

You may also allocate Policy Value among the Ibbotson ETF Allocation Series Portfolios and any other investment options offered on your Policy as desired. You can discontinue participation in the SelectBalance program at any time by submitting a Fund Change form. Each transfer you make to modify your SelectBalance program will count towards the number of transfers you can make without paying a transfer fee. You may want to consult with your sales representative before making a change to the SelectBalance program to help you determine if the change is appropriate for your needs.

Although it is not advised, the Ibbotson ETF Allocation Series Portfolios Sub-Accounts could be invested in without completing the assessment questionnaire. This is not advised because the differing responses to the questionnaire are what have been used to develop the investment styles of the five Ibbotson ETF Series Portfolios.

Lincoln Benefit, the principal underwriter of the Policy and Allstate Distributors, the distributor of the Policy, do not intend to provide any personalized investment advice in connection with the SelectBalance program and you should not rely on this program as providing individualized investment recommendations to you. Policy Owners should ultimately rely on their own judgment and/or the judgment of a financial advisor in making their financial decisions.

The SelectBalance program can be used in conjunction with our Dollar Cost Averaging program or Portfolio Rebalancing program. We reserve the right to terminate the SelectBalance program at any time. If the program is terminated, but the Ibbotson ETF Allocation Series Portfolios are still available, the policyholder's allocation will remain in the Ibbotson ETF Allocation Series Portfolios Subaccounts previously elected.


                                22   PROSPECTUS

DEATH BENEFITS AND OPTIONAL INSURANCE BENEFITS
--------------------------------------------------------------------------------

DEATH BENEFITS. While your Policy is in force, we pay the Death Benefit proceeds upon the death of the Insured. We will pay the Death Benefit proceeds to the named Beneficiary(ies) or contingent Beneficiary(ies). As described below in "Settlement Options," we pay the Death Benefit proceeds in a lump sum or under an optional payment plan.

The Death Benefit proceeds payable to the Beneficiary equal the applicable Death Benefit, less any Policy Debt and less any due and unpaid charges. The proceeds may be increased, if you have added a rider that provides an additional benefit. Please see "Optional Insurance Benefits" beginning on page
24. We determine the amount of the Death Benefit proceeds as of the end of the Valuation Period during which the Insured dies. We usually pay the Death Benefit proceeds within seven days after we have received due proof of death and all other requirements we deem necessary have been satisfied. The amount of the Death Benefit is based on the Death Benefit Option you have selected, any increases or decreases in the Face Amount, and in some instances your Policy Value.

DEATH BENEFIT OPTIONS. You may choose one of two Death Benefit Options:

     Option 1: the Death Benefit is the greater of: (a) the Face Amount of the
     ---------
     Policy; or (b) the Policy Value multiplied by the applicable corridor percentage as described below, and as set forth in your Policy. Option 1 is designed to provide a specific amount of Death Benefit that generally does not vary with changes in the Policy Value. As your Policy Value increases, the Net Amount at Risk under your Policy generally decreases, unless your Policy Value is sufficiently large to require that the Death Benefit be determined using the applicable corridor percentage.

     Option 2: the Death Benefit is the greater of: (a) the Face Amount plus
     ---------
     the Policy Value; or (b) the Policy Value multiplied by the applicable corridor percentage. Under Option 2, the amount of the Death Benefit generally increases to reflect increases in the Policy Value. Under this option your Policy generally involves a constant Net Amount at Risk.

Your Policy has a minimum Death Benefit. While your Policy remains in force, we guarantee that the Death Benefit will not be less than the greater of the current Face Amount of the Policy or the Policy Value multiplied by the applicable corridor percentage. We have set forth the applicable corridor percentages in the Policy. The corridor percentages are based upon the age of the Insured. The applicable corridor percentage decreases from 250% at age 40 or less to 100% at age 95 or above.

Since the cost of insurance charge is based upon the net amount at risk, it generally is less under a Policy with an Option 1 Death Benefit than one with an Option 2 Death Benefit. As a result, if the Sub-Accounts you select experience favorable investment results, your Policy Value tends to increase faster under Option 1 than under Option 2, but the total Death Benefit under Option 2 increases or decreases directly with changes in Policy Value. Thus, you may prefer Option 1 if you are more interested in the possibility of increasing your Policy Value based upon favorable investment experience, while you may prefer Option 2 if you are seeking to increase total Death Benefits.

Example of Applicable Corridor Percentage. The corridor percentages are set so
------------------------------------------
as to seek to ensure that the Policies qualify for favorable federal income tax treatment. An increase in Policy Value due to favorable investment experience may increase the Death Benefit above the Face Amount, and a decrease in Policy Value due to unfavorable investment experience may decrease the Death Benefit (but not below the Face Amount). For example, if in the example below the Policy Owner paid a Net Premium of $60,000 and the Policy Value increased to $68,000 and then decreased to $54,000, the changes in Policy Value would have the following effects on the Death Benefit:


            EXAMPLES                        A                  B
--------------------------------      -------------      -------------
Face Amount                           $150,000           $150,000
Death Benefit Option                         1                  1
Insured's Attained Age                      40                 40
Policy Value on Date of Death         $ 68,000           $ 54,000
Applicable Corridor Percentage             250%               250%
Death Benefit                         $170,200           $150,000

In Example A, the Death Benefit equals $170,000, i.e., the greater of $100,000 (the Face Amount) and $170,000(the Policy Value at the Date of Death of $68,000, multiplied by the corridor percentage of 250%). This amount, less any Policy Debt and unpaid charges, constitutes the Death Benefit proceeds that we would pay to the Beneficiary.

In Example B, the Death Benefit is $150,000, i.e., the greater of $150,000 (the Face Amount) or $135,000 (the Policy Value of $54,000 multiplied by the corridor percentage of 250%).

CHANGE TO DEATH BENEFIT OPTION. After the first Policy Year, you may change the Death Benefit Option by writing to us at the address given on the first page of this Prospectus. If you ask to change from Option 2 to Option 1, we increase the Face Amount of your Policy by the amount of the Policy Value. If you ask to change from Option 1 to Option 2, we decrease the Face Amount of your Policy by the amount of the Policy Value. The change takes effect on the Monthly Deduction Day on or immediately following the day we receive your written request. We do not currently require you to prove


                                23   PROSPECTUS
insurability for a change from Death Benefit Option 2 to Option 1. We do require such evidence satisfactory to us for a change from Option 1 to Option 2.

You may not change the Death Benefit Option under your Policy if afterward the Face Amount remaining in force would be less than $250,000.

CHANGE TO FACE AMOUNT. You may change the Face Amount after the fifth Policy Year. You may request the change by writing to us at the address shown on the first page of this Prospectus. You should be aware that a change in the Face Amount changes the net amount at risk and, therefore, changes the cost of insurance charges on your Policy. The change will take effect on the Monthly Deduction Day after we approve the request. We do not permit a Face Amount change if the Policy is in the Grace Period.

If you request a decrease in Face Amount, we first apply it to coverage provided by the most recent increase in Face Amount, then to the next most recent increase successively and finally to the coverage under the original application. We do not permit a decrease in the Face Amount of your Policy if afterward the Face Amount remaining in force would be less than $250,000.

To apply for an increase in the Face Amount, you must submit to us a supplemental application, accompanied by satisfactory evidence that the Insured is insurable. We do not permit any increase in Face Amount after the Insured's 80th birthday. The minimum amount of a Face Amount increase is $10,000. You may not increase the Face Amount of your Policy more often than once every twelve months.

You should be aware that an increase in the Face Amount of your Policy affects the cost of insurance charges applicable to your Policy. As noted above, we deduct a larger amount of cost of insurance charges, because an increase in the Face Amount also increases the net amount at risk under your Policy. We will not approve a request for a Face Amount increase if the Lapse Determination Value is too small to pay the Monthly Deduction for the Policy Month following the increase. As described in "Surrender Charge" on page 30 of this Prospectus, if you increase the Face Amount of your Policy, your maximum surrender charge also increases. Finally, increases in the Face Amount of your Policy also increase the Monthly Guarantee Premiums. Modifying the Policy's Face Amount may have tax ramifications. For additional information, please see "Federal Taxes" on page 32.

OPTIONAL INSURANCE BENEFITS. You may ask to add one or more riders to your Policy to provide additional optional insurance benefits. We require evidence of insurability before we issue a rider to you. We deduct the cost of any riders as part of the Monthly Deduction. Adding a Rider may also increase the Monthly Guarantee Premiums for your Policy. The riders we currently offer are described below. All of these riders may be added at any time except the Primary Insured Rider and the Additional Insured Rider. In our discretion, we may offer additional riders or stop offering a rider.

o    Children's Level Term Rider.

This rider provides for level term insurance on the Insured's children, as defined in the rider. We provide coverage until the earlier of the child's 25th birthday or the Insured's age 65. We pay the Death Benefit to the person designated by you. If the Insured dies while the rider is in effect, we convert the coverage on each child to paid-up term insurance that remains in force until the child reaches age 25. The rider may be exchanged for a new term policy on the earlier of each child's 25th birthday, or the Insured's age 65. We do not require evidence of insurability to exchange the rider.

o    Accidental Death Benefit Rider.

Under this rider, we provide additional insurance if the Insured dies from accidental bodily injury as defined in the rider. This rider ends when one of the following occurs: (1) the Policy terminates; (2) the next Policy Anniversary after the Insured's 70th birthday; or (3) you ask to end the rider.


o    Continuation of Premium Rider.

Under this rider, we contribute a monthly amount to the Policy Value if the Insured becomes totally disabled as defined in the rider. This rider ends when one of the following occurs: (1) the Policy terminates; (2) the Insured reaches age 60; or (3) you ask to end the rider.

o    Additional Insured Term Rider.

This rider provides life insurance coverage on an Additional Insured. We pay the Face Amount of the rider to the named Beneficiary when we receive due proof that the Additional Insured died while the rider was in force. You may renew the coverage until the Additional Insured reaches age 99. Until the Additional Insured's 75th birthday, you may exchange the rider for a new Policy on the Additional Insured's life, subject to certain conditions as defined in the rider. We do not require evidence of insurability to exchange the rider.

o    Primary Insured Term Rider.

This rider provides additional term life insurance coverage on the Primary Insured. You may renew this coverage until the Insured reaches age 99. Until the Insured reaches age 75, you may exchange the rider for a new Policy. In addition, after the first Policy Year and until the Insured reaches age 75, you may convert the rider to the base Policy. We do not require evidence of insurability to exchange or convert the Policy. If you purchase this rider, your surrender charge is less than if you purchased a single Policy with the same Face Amount as the total coverage of your Policy and Primary Insured Term Rider. In addition, at least initially your total insurance charges are lower for a Policy/Primary Insured Term Rider combination, although they may be


                                24   PROSPECTUS
higher if your Policy Value increases and the net amount at risk under your Policy decreases sufficiently.

Commissions payable to sales representatives on the sale of Policies with a Primary Insured Term Rider are calculated based on the total premium payments made for the base Policy and the rider. The commissions will vary depending on the ratio of the premium for the base Policy and the rider. The same amount of premium will result in the highest commission when there is no rider, with the commission declining as the portion of the death benefit coverage allocated to the rider increases. Thus, the lowest commission amount is payable when the maximum rider is purchased.

o    Accelerated Death Benefit Rider, Terminal Illness.

This rider provides for an advance of a portion of the Death Benefit if the Insured is diagnosed with a terminal illness and satisfactory proof of the terminal illness is provided to us. A terminal illness is a medical condition of the Insured that, not withstanding medical care, will result in death within twelve months, or as otherwise provided by applicable state law. You may add this rider after your Policy is issued if the rider is available in your state. There is no additional cost for this rider. The maximum accelerated death benefit you may receive is the lesser of:

     (i) 50% of the Death Benefit as of the date the first request is paid; or

     (ii) $250,000, including all other accelerated benefit amounts paid under all policies issued by us on the life of the Insured.

The Death Benefit and Policy Value of your Policy are reduced if an accelerated benefit is paid. The amount of Death Benefit that you request to accelerate is reduced by:

     (i) any due and uncollected Monthly Deductions, or unpaid required Premium if a claim occurs during a Grace Period;

     (ii) if allowed in your state, an administrative expense charge of up to $200 for each accelerated benefit request;

     (iii) pro-rata amount of any outstanding Policy Loan; and

     (iv) twelve-month actuarial discount that reflects the early payment of the accelerated benefit amount.

If your Policy was issued in connection with a Qualified Plan, we may not be able to offer you some of the benefits provided by these riders.

POLICY LOANS
--------------------------------------------------------------------------------

GENERAL. While the Policy is in force, you may borrow money from us using the Policy as the only security for your loan. Loans have priority over the claims of any assignee or any other person. The maximum amount available for Policy Loans is 90% of the Surrender Value of your Policy at the end of the Valuation Period in which we receive your loan request. Outstanding Policy Loans and loan interest reduce the amount you may request. Other restrictions may apply if your Policy was issued in connection with a Qualified Plan. In addition, if you have named an irrevocable Beneficiary, you must also obtain his or her written consent before we make a Policy Loan to you.

We ordinarily disburse your loan to you within seven days after we receive your loan request at our home office. We may, however, postpone payment in the circumstances described above in "Policy Value - Postponement of Payments."

When we make a Policy Loan to you, we transfer to the Loan Account a portion of the Policy Value equal to the loan amount. We also transfer in this manner Policy Value equal to any due and unpaid loan interest.

As of May 1, 2009, in most states, we usually take the transfers from the Sub-Accounts and the Fixed Account pro rata based upon the balances of each Sub-Account and the Fixed Account. On or about August 1, 2009, in most states if we have not received instructions as to how to allocate a policy loan among the Sub-Accounts and the Fixed Account, all loan amounts will be transferred from the Sub-Accounts and the Fixed Account to the Loan Account in the same allocation percentages as specified for premium payments. In Florida, if no allocation specification is made, the loan will be allocated among the Sub-Accounts in the same proportion that the policy value in each Sub-Account bears to the total Policy Value on the date of the loan. In Texas, if no allocation specification is made, we will use the same percentages used to allocate monthly deductions to the Fixed Account and to each Sub-Account. The amounts allocated to the Loan Account are credited with interest at the Loan Credited Rate stated in your Policy.

LOAN INTEREST. Interest on Policy Loans accrues daily and is due at the end of each Policy Year. If you do not pay the interest on a Policy Loan when due, the unpaid interest becomes part of the Policy Loan and accrues interest at the same rate. In addition, we transfer the difference between the values of the Loan Account and the Policy Debt on a pro-rata basis from the Sub-Accounts and the Fixed Account to the Loan Account.

You may borrow an amount equal to your Policy Value, less all Premiums paid, as a preferred loan. The interest rate charged for preferred loans is 4.0% per year. A standard loan is the amount that may be borrowed from the sum of Premiums paid. All non-preferred loans will


                                25   PROSPECTUS
be treated as a standard loan. The interest rate charged for standard loans is currently 6.0% per year.

Beginning in policy year 13, all new and existing loans will be treated as preferred loans with regard to interest accruing or credited on or after April 15, 2006.

LOAN REPAYMENT. While the Policy remains in force, you may repay the Policy Loan in whole or in part without any penalty at any time while the Insured is living. If you have a Policy Loan outstanding, we assume that any payment we receive from you is to be applied as Premium to your Policy Value, unless you tell us to treat your payment as a loan repayment. If you designate a payment as a loan repayment or interest payments, your payment is allocated among the Sub-Accounts and the Fixed Account using the same percentages used to allocate Net Premiums. An amount equal to the payment is deducted from the Loan Account.


If the total outstanding loan(s) and loan interest exceeds the Surrender Value of your Policy, we notify you and any assignee in writing. To keep the Policy in force, we require you to pay a Premium sufficient to keep the Policy in force for at least three more months. If you do not pay us sufficient Premium within the 61-day Grace Period, your Policy lapses and terminates without value. As explained in the section entitled "Lapse and Reinstatement" below, you may subsequently reinstate the Policy by either repayment or reimbursement of any Policy Debt that was outstanding at the end of the Grace Period. If your Policy lapses while a Policy Loan is outstanding, you may owe taxes or suffer other adverse tax consequences even if you subsequently reinstate the Policy. Please consult a tax adviser for details.

PRE-EXISTING LOAN. If you have a loan with another insurance company, and you are terminating that policy to buy one from us, usually you would repay the old loan during the process of surrendering the old policy. Income taxes on the interest earned may be due. We permit you to carry this old loan over to your new Policy through a Tax Code Section 1035 tax-free exchange, up to certain limits. The use of a Section 1035 tax-free exchange may avoid any current income tax liability that would be due if the old loan was extinguished.

If you transfer a Policy Loan from another insurer as part of a Section 1035 tax-free exchange, we treat a loan of up to 20% of your Policy Value as a preferred loan. If the amount due is more than 20% of your Policy Value, we treat the excess as a standard loan. The treatment of transferred Policy Loans is illustrated in the following example:


Transferred Policy Value        $190,000
Transferred Policy Loan         $ 40,000
Surrender Value                 $150,000
20% of Policy Value             $ 38,000
Preferred Loan                  $ 38,000
Standard Loan                   $  2,000

Beginning in policy year 13, all new and existing loans will be treated as preferred loans with regard to interest accruing or credited on or after April 15, 2006.

EFFECT ON POLICY VALUE. A Policy Loan, whether or not repaid, has a permanent effect on the Policy Value because the investment results of each Sub-Account and the Fixed Account apply only to the amount remaining in that account. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Sub-Accounts and/or Fixed Account earn more than the annual interest rate for amounts held in the Loan Account, your Policy Value does not increase as rapidly as it would if you had not taken a Policy Loan. However, if the Sub-Accounts or the Fixed Account or both earn less than that rate, then your Policy Value is greater than it would have been if you had not taken a Policy Loan. The combination of an increasing loan balance, deductions for contract charges and fees, and unfavorable investment performance may cause the Policy to lapse, triggering ordinary income taxation on the outstanding loan balance to the extent it exceeds your cost basis in the Policy. Also, if you do not repay a Policy Loan, total outstanding Policy Debt is subtracted from the Death Benefit and Surrender Value otherwise payable.

SURRENDERS AND WITHDRAWALS
--------------------------------------------------------------------------------

SURRENDERS. While your Policy is in force, you may surrender the Policy. Your Policy terminates on the day we receive your written request, or the surrender effective date requested by you, whichever is later.

The Net Surrender Value equals the Policy Value, minus the surrender charge, minus any Policy Debt. The surrender charge is described in "Charges and Deductions - Surrender Charge" below. Upon surrender, we pay you the Net Surrender Value determined as of the day we receive your written request. We ordinarily pay you the Net Surrender Value of the Policy within seven days of our receiving your complete written request or on the effective surrender date you request, whichever is later. We may, however, postpone payment in the circumstances described in the "Policy Value - Postponement of Payments" section. The Policy cannot be reinstated once it is surrendered. You may receive the surrender proceeds in a lump sum or under any of the settlement options described in "Settlement Options" below. We have set forth the tax consequences of surrendering the Policy in "Federal Taxes" below.

PARTIAL WITHDRAWAL. General. While the Policy is in force after the first
                    --------
Policy Year, you may receive a portion of the Net Surrender Value by making a partial withdrawal from your Policy. The minimum partial withdrawal amount is $250. You may not withdraw an


                                26   PROSPECTUS
amount that would reduce the Net Surrender Value below $500 or reduce the Face Amount below $25,000. We will assess a proportionate percentage of the surrender charge when a withdrawal is taken.

We subtract the amount withdrawn from your Policy Value. You may specify how much of your partial withdrawal you wish taken from each Sub-Account or from the Fixed Account. You may not withdraw from the Fixed Account more than the total withdrawal amount times the ratio of the Fixed Account to your total Policy Value immediately before the withdrawal.

You must request the partial withdrawal in writing. Your request is effective on the date received. We may, however, postpone payment in the circumstances described in the "Policy Value - Postponement of Payments" section. Before we pay any partial withdrawal, you must provide us with a completed withholding form.

Effect on Face Amount. If you have selected Death Benefit Option 1, a partial
----------------------
withdrawal reduces the Face Amount of your Policy as well as the Policy Value. We reduce the Face Amount by the amount of the partial withdrawal. The Face Amount after a partial withdrawal may not be less than $25,000. If you have previously increased the Face Amount of your Policy, your partial withdrawals first reduce the Face Amount of the most recent increase, then the most recent increases successively, then the coverage under the original Policy.

Under Option 2, a reduction in Policy Value as a result of a partial withdrawal typically results in a dollar for dollar reduction in the life insurance proceeds payable under the Policy.

Tax Consequences. The tax consequences of partial withdrawals are discussed in
-----------------
"Federal Taxes" below.

SETTLEMENT OPTIONS
--------------------------------------------------------------------------------

We pay the surrender proceeds or Death Benefit proceeds under the Policy in a lump sum or under one of the Settlement Options that we then offer. You may request a Settlement Option by notifying us in writing at the address given on the first page of this Prospectus. We transfer to our Fixed Account any amount placed under a Settlement Option, which amount will not be affected thereafter by the investment performance of the Separate Account. We do not permit surrenders or partial withdrawals after payment under a settlement option commences.

The amount applied to a Settlement Option must include at least $5,000 of Policy Value and result in installment payments of not less than $50. When the proceeds are payable, we inform you concerning the rate of interest we credit to funds left with us. We guarantee that the rate of interest will be at least 3.5%. We may pay interest in excess of the guaranteed rate.

We currently offer the five Settlement Options described below:

     Option A - Interest. We hold the proceeds, credit interest to them and pay
     --------------------
     out the funds when the person entitled to them requests.

     Option B - Fixed Payments. We pay a selected monthly income until the
     --------------------------
     proceeds, and any interest credits, are exhausted.

     Option C - Life Income Guaranteed Period Certain. We pay the proceeds in a
     -------------------------------------------------
     monthly income for as long as the payee lives, or you may also select a guarantee period of between five and twenty years. If a guarantee period is selected, we make monthly payments at least until the payee dies. If the payee dies before the end of the guarantee period, we continue payments to a successor payee until the end of the guarantee period. If no guarantee period is selected or if the payee dies after the end of the guarantee period, we stop payments when the payee dies. It is possible for the payee to receive only one payment under this option, if the payee dies before the second payment is due and you did not choose a guarantee period. This Settlement Option is not available if settlement is to a non-natural Owner or non-natural Beneficiary.

     Option D - Joint and Survivor. We pay the proceeds in a monthly income to
     ------------------------------
     two payees for as long as either payee is alive. Payments stop when both payees have died. It is possible for the payees to receive only one payment, if both payees die before the second payment is due. This Settlement Option is not available if settlement is to a non-natural Owner or non-natural Beneficiary.

     Option E - Period Certain. We pay the proceeds in monthly installments for
     --------------------------
     a specified number of years, from five to twenty-five years. If the payee dies before the end of the specified period, we pay the remaining guaranteed payments to a successor payee.

In addition, we may agree to other Settlement Option plans. Write or call us to obtain information about them.

You may request that the proceeds of the Policy be paid under a Settlement Option by submitting a request to us in writing before the death of the Insured. If at the time of the Insured's death, no Settlement Option is in effect, the Beneficiary may choose a Settlement Option after the Death Benefit is payable and before it is paid. If you change the Beneficiary, the existing choice of Settlement Option becomes invalid and you may either notify us that you wish to continue the pre-existing choice of Settlement Option or select a new one.


                                27   PROSPECTUS

MATURITY
--------------------------------------------------------------------------------

The Policies have no Maturity Date. Your Policy will continue after the Insured reaches age 100 as long as Net Surrender Value is sufficient to cover Monthly Deductions.

LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------

LAPSE AND GRACE PERIOD. If the Lapse Determination Value is less than the Monthly Deduction due on a Monthly Deduction Day and the Guaranteed Minimum Death Benefit feature is not in effect, your Policy may lapse. We give you a 61-day Grace Period in which to pay an adequate amount of additional Premium to keep the Policy in force after the end of the Grace Period.

At least 30 days before the end of the Grace Period, we send you a notice.

The Policy continues in effect through the Grace Period. If the Insured dies during the Grace Period, we pay a Death Benefit in accordance with your instructions. However, we reduce the proceeds by an amount equal to Monthly Deduction(s) due and unpaid. See "Death Benefits and Optional Insurance Benefits" on page 23. If you do not pay us the amount shown in the notice before the end of the Grace Period, your Policy ends at the end of the Grace Period.

REINSTATEMENT. If the Policy lapses, you may apply for reinstatement by paying to us the reinstatement Premium and any applicable charges required under the Policy. You must request reinstatement within five years of the date the Policy entered a Grace Period. The reinstatement Premium equals an amount sufficient to (1) cover all unpaid Monthly Deductions for the Grace Period, and (2) keep your Policy in force for three months. If a Policy Loan was outstanding at the time of your Policy's lapse, you must either repay or reinstate the loan before we reinstate your Policy. In addition, we may require you to provide evidence of insurability satisfactory to us. The Face Amount upon reinstatement cannot exceed the Face Amount of your Policy at its lapse. The Policy Value on the reinstatement date reflects the Policy Value at the time of termination of the Policy plus the Premium paid at the time of reinstatement. All Policy charges continue to be based on your original Issue Date. You cannot reinstate the Policy once it has been surrendered.

CANCELLATION AND CONVERSION RIGHTS
--------------------------------------------------------------------------------

FREE-LOOK PERIOD. You may cancel your Policy by returning it to us within ten
(10) days after you receive it, or after whatever longer period may be permitted by state law. If you return your Policy, the Policy terminates and, in most states, we pay you an amount equal to your Policy Value on the date we receive the Policy from you, plus any charges previously deducted. Your Policy Value usually reflects the investment experience of the Sub-Accounts and the Fixed Account as you have allocated your Net Premium. In some states, however, we are required to send you the amount of your Premiums. In those states, our current procedure is to allocate any Premium received before the end of the free-look period as described in "Allocation of Premium" above. In the future, however, if you live in one of those states, we reserve the right to delay allocating your Premiums to the Sub-Accounts you have selected until 10 days after the Issue Date or, if your state's free-look period is longer than ten days, for ten days plus the period required by state law. We will allocate Premiums received during that time to the Fixed Account. Since state laws differ as to the consequences of returning a Policy, you should refer to your Policy for specific information about your circumstances.

CONVERSION. In addition, during the first two Policy Years or the first two years after an increase in the Face Amount, if the Policy is in force you may amend the Policy to convert it into a non-variable universal life insurance policy. We will accomplish this by transferring all of your Policy Value to the Fixed Account and ending your right under the Policy to allocate Policy Value to the Sub-Accounts. We will not require evidence of insurability. We will not charge you to perform this amendment.

The net amount at risk (i.e., the difference between the Death Benefit and the Policy Value) under the amended policy will be equal to or less than the net amount at risk under the previous coverage. Premiums and charges under the amended policy will be based on the same risk classification as the previous coverage.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

PREMIUM CHARGE. Before we allocate a Premium to the Policy Value, we will subtract the Premium Charge. The Premium Charge equals 2.5% of all Premium in all years. This charge is intended to help us pay for: (a) actual sales expenses, which include agents' sales commissions and other sales and distribution expenses;


                                28   PROSPECTUS

(b) state premium taxes and other state and local taxes; and (c) certain Federal taxes and other expenses related to the receipt of Premiums.

State premium tax rates currently vary from 0% to 4%. We do not vary the Premium Charge to reflect the actual premium tax rate in individual states, or the absence of premium tax in certain states. Accordingly, the portion of this charge attributable to state premium taxes may be more or less than the premium taxes assessed in your state. The current North Carolina premium tax rate is 1.9% of the gross premium collected.

MONTHLY DEDUCTION. On the Issue Date and on each Monthly Deduction Day, we deduct from your Policy Value a Monthly Deduction to cover certain charges and expenses in connection with the Policy. The Monthly Deduction is the sum of the following four items:

1)   the Policy Fee;

2)   the annual administrative expense charge, when due;

3)   the cost of insurance charge for your Policy; and

4)   the cost of additional benefits provided by a rider, if any.

We allocate the Monthly Deduction in the same allocation percentages as specified for premium payments, unless specified otherwise.

POLICY FEE. The monthly policy fee is $5.00 per month This charge compensates us in part for administrative expenses such as salaries, postage, telephone, office equipment and periodic reports. For Policies issued in those states that do not have a maturity date, the Policy Fee is waived after the Insured's Age 100.

ADMINISTRATIVE EXPENSE CHARGE. We will deduct an annual administrative expense charge of 0.20% of the Policy Value on each Policy Anniversary during the first twelve Policy Years. This charge is intended to help reimburse us for certain administrative expenses related to maintenance of the Policy and Separate Account. In addition, we may use the administrative expense charge to cover issue expenses and start up costs of the administrative systems for the Policy not covered by the surrender charge.

RISK CHARGE. We will also assess a charge on a daily basis against each Sub-Account of the Separate Account. This charge is currently 0.70% per year of the value of the Sub-Account. We may change this rate, but it will never exceed 0.90% of the value of the Sub-Accounts. This charge is intended to compensate us for our assumption of certain mortality and expense risks in connection with the Policy. Specifically, we bear the risk that the total amount of Death Benefits payable under the Policy will be greater than anticipated, and we also assume the risk that the actual cost we incur to administer the Policy will not be covered by administrative charges assessed under the Policy.

COST OF INSURANCE CHARGE. The cost of insurance is determined monthly. The cost of insurance charge is determined by multiplying the applicable current cost of insurance rate per $1,000 by the net amount risk for each Policy Month. The Net Amount at Risk is (a) - (b), where: (a) is the Death Benefit as of the prior Monthly Deduction Day divided by 1.0032737; and (b) is the Policy Value as of the prior Monthly Deduction Day. The cost of insurance rate is individualized depending on the Insured's age at issue of the Policy, Policy Year, gender and payment class, thus, the rate differs from year to year. The rates are determined by us, but they will never be more than the guaranteed rates shown in the table on Page 5 of your Policy. Please see the following example.


              EXAMPLE (40-YEAR OLD NON-SMOKING MALE):
--------------------------------------------------------------------
Face Amount                                            $150,000
Death Benefit Option                                          1
Policy Value on the Prior Monthly Deduction Day        $ 30,000
Insured's Attained Age                                       40
Corridor Percentage                                         250%
Death Benefit                                          $150,000

On the Monthly Deduction Day in this example, the Death Benefit as then computed would be $150,000, because the Face Amount ( $150,000) is greater than the Policy Value multiplied by the applicable corridor percentage ($30,000 x 250% = $75,000). Since the Policy Value on that date is $30,000, the cost of insurance charges per $1000 are applied to the difference in the net amount at risk of $119,510.55(( $150,000/1.0032737) - $30,000).

Assume that the Policy Value in the above example was $70,000. The Death Benefit would then be $175,000 (250% x $70,000), since this is greater than the Face Amount ($175,000). The cost of insurance rates in this case would be applied to the net amount at risk of $104,428.97 (($175,000/1.0032737) -
$70,000).

The Policy Value may vary monthly, based on the investment performance of the Sub-Accounts you have selected, the addition of interest credited to your Fixed Account (if any), the deduction of charges, and any other Policy transaction. Under Policies with an Option 1 Death Benefit, increases in the Policy Value generally decrease the net amount at risk; conversely, decrease in the Policy Value increase the net amount at risk. Since the cost of insurance charge is based on the net amount at risk, your cost of insurance charge probably will be correspondingly different each month. Under Policies with an Option 2 Death Benefit, however, the net amount at risk does not vary with changes in the Policy Value, unless your Policy's Death Benefit is determined under a corridor percentage. In that circumstance, increases in the Policy Value increase the net amount at risk. See "Policy Value" on page 13. Accordingly, a change in the Policy Value does not affect your monthly cost of insurance charge, unless it increases your net amount at risk.


                                29   PROSPECTUS

We determine the cost of insurance charge separately for the initial Face Amount and each subsequent increase. The cost of insurance charge for increases reflects circumstances, such as the Insured's age and health status, at the time of the increase. The cost of insurance charge covers our anticipated mortality costs for standard and substandard risks. We determine the current cost of insurance rates, but we guarantee that we will never charge you a cost of insurance rate higher than the guaranteed cost of insurance rates shown in the Policy.

We base the cost of insurance rate on the sex, issue age, Policy Year and premium rating class of the Insured, and on the Face Amount. However, we issue unisex policies in Montana and in connection with Qualified Plans. We charge a lower current cost of insurance rate for Policies with a Face Amount of $100,000 or above. If an increase in Face Amount of your Policy would raise the total Face Amount above the break point, only the amount of the increase above the breakpoint is eligible for a lower current cost of insurance rate. Although we base the current cost of insurance rate on our expectations as to future mortality experience, that rate will never exceed a maximum cost of insurance rate based on the 1980 Commissioners Standard Ordinary ("1980 CSO") Smoker and Non-Smoker Mortality Table based on the Insured's sex and age last birthday. Our cost of insurance rates for unisex Policies will never exceed a maximum based on the 1980 CSO Table B assuming a blend of 80% male and 20% female lives.

If we ever charge you a cost of insurance rate during the first five Policy Years that is greater than the rate provided by the rate scale in effect on the Issue Date we will notify you. For 60 days after we mail that notice, you may surrender your Policy without paying any surrender charge.

For Policies issued in those states that do not have a Maturity Date, beginning on the Policy Anniversary following the Insured's 100th birthday, we waive all cost of insurance charges and monthly policy fees.

RIDER CHARGES. If your Policy includes one or more riders, a charge applicable to each rider you purchased is made from your Policy Value each month. The charge is to compensate us for the anticipated cost of providing these benefits and is specified on the applicable rider. The Rider Charges are summarized in the table on page 10 of this Prospectus. For a description of the optional riders, see "Optional Insurance Benefits" beginning on page 24.

SEPARATE ACCOUNT INCOME TAXES. We are not currently deducting or maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax from the operation of the Separate Account. We will deduct for any taxes we incur as a result of the operation of the Separate Account, whether or not we previously made a provision for taxes and whether or not it was sufficient.

PORTFOLIO CHARGES. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Sub-Accounts to which you allocate your Policy Value. The third table in "Fee Tables" above contains a summary of current estimates of those charges and expenses. These charges and expenses are deducted from the assets of the Portfolios. For more detailed information, please refer to the Prospectuses for the appropriate Portfolios.

We receive compensation from the investment advisers or administrators of some of the Portfolios. Such compensation is consistent with the services we provide or the cost savings resulting from the arrangement and therefore may differ between Portfolios. Such compensation typically is a percentage of the Separate Account assets invested in the relevant Portfolio and generally may range up to 0.25% annually of net assets. We receive Rule 12b-1 fees or service fees directly from some of the Portfolios for providing certain services primarily intended to assist in the account servicing of the Portfolios' shares held by corresponding Sub-Accounts.

SURRENDER CHARGE. If you surrender your Policy, we may subtract a surrender charge from the surrender proceeds. The surrender charge equals the amount shown in the surrender charge table in your Policy, plus any additional surrender charge due to increases in the Face Amount of your Policy. The amount of the surrender charge decreases over time.

Initial Surrender Charge. When we issue your Policy, we determine the initial
-------------------------
surrender charge. The applicable rate depends on the Premium, Insured's age at issue, sex and status as a smoker or non-smoker. For example, if the Insured is age 40 when your Policy is issued, the applicable rates per thousand are as follows:


Male Non-Smoker          $ 8.14
Male Smoker              $ 9.55
Female Non-Smoker        $ 7.53
Female Smoker            $ 8.21
Unisex Non-Smoker        $ 8.02
Unisex Smoker            $ 9.27

Accordingly, if the Insured were a male non-smoker age 40 and the Policy's Face Amount was $150,000, the surrender charge initially would be $1,221.

The rates for each category are greater or lesser according to the age of the Insured when your Policy is issued. The maximum rates are as follows:


Male Non-Smoker          $ 45.39
Male Smoker              $ 50.66
Female Non-Smoker        $ 38.98
Female Smoker            $ 41.15
Unisex Non-Smoker        $ 43.59
Unisex Smoker            $ 47.22

If you surrender your Policy after twelve Policy Years have elapsed, we do not charge a surrender charge (unless you have increased the Face Amount of your Policy, as explained below). Before that time, we determine the


                                30   PROSPECTUS
applicable surrender charge by multiplying the initial surrender charge on your Policy by the appropriate surrender charge percentage for the Policy Year in which the surrender occurs. The applicable surrender charge percentage depends on the number of years elapsed since your Policy was issued. The surrender charge percentage rates would apply if the Insured were 40 years old when your Policy was issued:


 POLICY YEAR        PERCENT OF CALCULATED CHARGE
-------------      -----------------------------
      1                         100%
      2                         100%
      3                         100%
      4                         100%
      5                         100%
      6                          95%
      7                          90%
      8                          80%
      9                          70%
      10                         50%
      11                         40%
      12                         20%
      13                          0%

Thus, in the example given above, if the Policy were surrendered during the 10th Policy Year, the surrender charge would equal $610.50($1,221 x 50%). A different surrender charge percentage rate might apply if the Insured is older than 40 when the Policy is issued.

Surrender Charge on Increases in Initial Face Amount. If you increase the
-----------------------------------------------------
Initial Face Amount of your Policy, we determine an additional surrender charge amount applicable to the amount of the increase. The initial surrender charge on an increase is an amount per $1,000 of increase which varies by increase age, as shown in your Policy.

The surrender charge on the increase also decreases over a twelve Policy Year period, starting from the effective date of the increase. The schedule of surrender charge percentages applicable to the additional surrender charge is the same as the surrender charge percentages above. If you surrender your Policy or make a partial withdrawal, we separately calculate the surrender charge applicable to the Initial Face amount and each increase and add those amounts to determine the total surrender charge.

If you decrease the Face Amount, the applicable surrender charge remains the same.

We include in your Policy a table showing the maximum surrender charge rates and the surrender charge percentages applicable under the Policies. For additional information concerning the rates applicable to you, please consult your agent. In addition, a table of the applicable rates is on file with the SEC as an exhibit to the registration statement for the Policies.

For partial withdrawals made during the first twelve Policy Years, we assess a proportionate percentage of the surrender charge. The proportionate percentage is the amount of the partial withdrawal requested divided by the surrender value. When a partial withdrawal is assessed, we will reduce any remaining surrender charges in a proportionate manner.

TRANSFER FEE. We currently are not charging a transfer fee. The Policy, however, permits us to charge a transfer fee of $25 on the second and each subsequent transaction in each calendar month in which transfer(s) are effected between Sub-Account(s) and/or the Fixed Account. We will notify you if we begin to charge this fee.

We will deduct the transfer fee from the Policy Value that remains in the Sub-Account(s) or Fixed Account from which we process your transfer. If that amount is insufficient to pay the transfer fee, we will deduct the fee from the transferred amount.

GENERAL POLICY PROVISIONS
--------------------------------------------------------------------------------

BENEFICIARIES. You name the original Beneficiary(ies) and Contingent Beneficiary(ies) in the application for the Policy. You may change the Beneficiary or Contingent Beneficiary at any time, except irrevocable Beneficiaries may not be changed without their consent.

You must request a change of Beneficiary in writing. We provide a form to be completed, signed and filed with us. Your request for a change in Beneficiary or Contingent Beneficiary takes effect upon our filing of a signed and completed form, effective as of the date you signed the form. Until we receive your change instructions, we are entitled to rely on your most recent instructions in our files. Accordingly, we are not liable for making a payment to the person shown in our files as the Beneficiary or treating that person in any other respect as the Beneficiary, even if instructions that we subsequently receive from you seek to change your Beneficiaries effective as of a date before we made the payment or took the action in question.

If you name more than one Beneficiary, we divide the Death Benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we pay the Death Benefit in equal shares to the Beneficiaries. If one of the Beneficiaries dies before you, we divide the Death Benefit among the surviving Beneficiaries.

Different rules may apply if your Policy was issued in connection with a Qualified Plan.

ASSIGNMENT. You may assign your Policy as collateral security, unless it was issued in connection with a Qualified Plan. You must notify us in writing if you assign the Policy. Until we receive notice from you, we are not liable for any action we may take or payments we may


                                31   PROSPECTUS
make that may be contrary to the terms of your assignment. We are not responsible for the validity of an assignment. Your rights and the rights of the Beneficiary may be affected by an assignment.

DIVIDENDS. We do not pay any dividend under the Policies.

ABOUT US
--------------------------------------------------------------------------------

LINCOLN BENEFIT LIFE COMPANY. Lincoln Benefit Life Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group. Our offices are located at 2940 S. 84th Street, Lincoln, NE 68506-4142; however, our mailing address is P.O. Box 660191, Dallas, TX 75266-0191. Please see also "General Information and History" in the SAI.

THE SEPARATE ACCOUNT. Lincoln Benefit Life Variable Life Account is a segregated asset account of Lincoln Benefit. Lincoln Benefit owns the assets of the Separate Account, but we hold them separate from our other assets. To the extent that these assets are attributable to the Policy Value of the Policies offered by this Prospectus, these assets may not be used to pay any liabilities of Lincoln Benefit other than those arising from the Policies. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, losses or any investment experience of Lincoln Benefit's other assets. Lincoln Benefit is obligated to pay all amounts promised to Policy Owners under the Policies.

The Separate Account is divided into Sub-Accounts. The assets of each Sub-Account are invested in the shares of one of the Portfolios. We do not guarantee the investment performance of the Separate Account, its Sub- Accounts or the Portfolios. Values allocated to the Separate Account rise and fall with the values of shares of the Portfolios and are also reduced by Policy charges. We use the Separate Account to fund the Policies and our other variable universal life insurance policies. We account separately for each type of variable life insurance policy funded by the Separate Account.

FEDERAL TAXES
--------------------------------------------------------------------------------

INTRODUCTION. The following discussion is general and is not intended as tax advice. Lincoln Benefit makes no guarantee regarding the tax treatment of any Policy or transaction involving a Policy. Federal, state, local and other tax consequences of ownership or purchase of a life insurance policy depend upon your circumstances. Our general discussion of the tax treatment of this Policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this Policy cannot be made in the Prospectus. For detailed information, you should consult with a qualified tax adviser familiar with your situation. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a qualified tax adviser.

TAXATION OF THE COMPANY AND THE SEPARATE ACCOUNT.
Lincoln Benefit is taxed as a life insurance company under Part I of Subchapter L of the Tax Code. The Separate Account is not an entity separate from Lincoln Benefit and its operations form a part of Lincoln Benefit. Therefore, the Separate Account is not taxed separately as a "Regulated Investment Company" under Subchapter M of the Tax Code. Investment income and realized capital gains are automatically applied to increase reserves under the Policies. Under current federal tax law, Lincoln Benefit believes that the Separate Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Policies. Generally, reserves are amounts that Lincoln Benefit is legally required to accumulate and maintain in order to meet future obligations under the Policies. Lincoln Benefit does not anticipate that it will incur any federal income tax liability attributable to the Separate Account. Therefore, we do not intend to make provisions for any such taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may impose a charge against the Separate Account in order to make provisions for any such taxes.

TAXATION OF POLICY BENEFITS. In order to qualify as a life insurance policy for federal income tax purposes, the policy must meet the definition of a life insurance policy set forth in Section 7702 of the Tax Code. Section 7702 limits the amount of premiums that may be invested in a policy that qualifies as life insurance. The Policy is structured to meet the Section 7702 definition of a life insurance policy. This means that the Death Benefit is generally excluded from the Beneficiary's gross income under Section 101(a) of the Tax Code and you are generally not taxed on increases in the Policy Value until a distribution occurs.

If the Death Benefit is not received in a lump sum and is, instead, applied under one of the settlement options, payments generally will be prorated between amounts attributable to the Death Benefit, which will generally be excludable from the Beneficiary's income, and amounts attributable to earnings on that income (occurring after


                                32   PROSPECTUS
the Insured's death), which will be includable in the Beneficiary's income.

If a Policy fails to qualify as life insurance under Section 7702, the Policy will not provide any of the tax advantages normally provided by life insurance. Lincoln Benefit has the right to amend the Policies to comply with any future changes in the Tax Code, any regulations or rulings under the Tax Code and any other requirements imposed by the Internal Revenue Service.

If you surrender the Policy, you are subject to income tax on the portion of the distribution that exceeds the investment in the contract. The investment in the contract is the gross Premium paid for the Policy minus any amounts previously received from the Policy if such amounts were properly excluded from your gross income. If your Policy is not a Modified Endowment Contract, policy loans are not treated as taxable distributions. Interest paid on a Policy loan is generally not deductible. You are generally taxed on partial withdrawals to the extent the amount distributed exceeds the investment in the contract. In certain situations, partial withdrawals or reduction in benefits during the first fifteen years of the Policy may result in a taxable distribution before the investment in the contract is recovered even if the policy is not a Modified Endowment Contract. Withdrawals and loans from Modified Endowment Contracts are subject to less favorable tax treatment. Loans, if not repaid, and withdrawals reduce the contract's death benefit and cash value. For an additional discussion of Modified Endowment Contracts, please see "Federal Taxes - Modified Endowment Contracts" on page 34.

If you are Owner and Insured under the Policy, the Death Benefit will be included in your gross estate for federal estate tax purposes. Even if the Insured is not the Owner but retains incidents of ownership in the Policy, the Death Benefit will also be included in the Insured's gross estate. Examples of incidents of ownership include the right to:

o    change beneficiaries,

o    assign the Policy,

o    revoke an assignment,

o    pledge the Policy, or

o    obtain a Policy loan.

If you are Owner and Insured under the Policy, and you transfer all incidents of ownership in the Policy, the Death Benefit will be included in your gross estate if you die within three years from the date of the ownership transfer. State and local estate and inheritance taxes may also apply. In addition, certain transfers of the Policy or Death Benefit, either during life or at death, to individuals two or more generations below the transferor may be subject to the federal generation skipping transfer tax. This rule also applies if the transfer is to a trust for the benefit of individuals two or more generations below the transferor.

The Policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. If you are contemplating the use of a Policy in any of these arrangements, you should consult a qualified tax adviser regarding the tax attributes of the particular arrangement. We no longer sell life insurance contracts to corporate and self-employed tax-qualified retirement pension and profit sharing plans subject to Section 401.

EMPLOYER OWNED LIFE INSURANCE (A.K.A. "COLI").
The Pension Reform Act, enacted in 2006, includes provisions affecting the taxation of Death Benefits paid from policies owned by "Employers." Although these policies are commonly referred to as Corporate Owned Life Insurance ("COLI"), the term "Employer" includes any person or non-natural entity such as a partnership, LLC, or corporation, which is engaged in a trade or business. The term Employer also includes a person or entity related to the policyholder under the attribution rules of Tax Code sections 267(b) or 707(b)(1), and any person or entity engaged in a trade or business which is under common control with the policyholder.

Generally for contracts issued to employers after August 17, 2008, the portion of the Death Benefit in excess of the premiums or other amounts the employer paid for the policy will be treated as income unless:

o    the insured was an employee within 12 months of death;

o    proceeds are paid to the insured's beneficiary;

o proceeds are used to buy back any equity interest owned by the insured at the time of death; or

o the insured was a "highly compensated employee" or "highly compensated individual."

For purposes of the COLI rules, "highly compensated employees" are:

o    more than 5% owners;

o    directors; and

o    anyone else in the top 35% of employees ranked by pay.

"Highly compensated individuals" are individuals who are:

o    more than 10% owners;

o    one of the five highest paid officers; or

o    among the highest paid 35% of all employees.

                                33   PROSPECTUS

The new COLI provision also includes notice and consent requirements, and reporting requirements.

MODIFIED ENDOWMENT CONTRACTS. A life insurance policy is treated as a "Modified Endowment Contract" under Section 7702A of the Tax Code if it meets the definition of life insurance in Section 7702, but fails the "seven-pay" test of
Section 7702A. The seven-pay test limits the amount of premiums that can be paid into the contract before the Policy will become a Modified Endowment Contract. We will not accept any Premiums that cause the Policy to become a Modified Endowment Contract unless we receive from you a written acknowledgment that the Policy will become a Modified Endowment Contract. An exchange under
Section 1035 of the Tax Code of a life insurance policy that is not a Modified Endowment Contract will not cause the new policy to be a Modified Endowment Contract if no additional premiums are paid. An exchange under Section 1035 of the Code of a life insurance policy that is a Modified Endowment Contract for a new life insurance policy will always cause the new policy to be a Modified Endowment Contract.

If your Policy is not issued as a Modified Endowment Contract, it can become a Modified Endowment Contract under certain circumstances. If your Policy is materially changed at any time, your policy must be tested to determine whether it has become a Modified Endowment Contract. A material change includes certain increases in the policy's death benefit and the addition or increase of certain riders. Your Policy will be treated as though it were a new contract on the day the material change takes effect, a new seven-pay limit will be calculated, and a new seven-pay period will begin. Additionally, if the benefits provided by your Policy are reduced during the first 7 years of the policy or during a "seven-pay period", the seven-pay test will be applied as though the policy were intially issued with the reduced benefits. If the cumulative premiums paid into the Policy prior to the reduction in benefits are in excess of the seven-pay limit for the reduced benefit, then your policy will become a Modified Endowment Contract.

If a contract is classified as a Modified Endowment Contract, the Death Benefit will still qualify for the exclusion from gross income, and increases in Policy value are not subject to current taxation unless withdrawn or otherwise accessed. If you receive any amount as a Policy loan (including unpaid interest that is added to the loan balance) from a Modified Endowment Contract, or assign or pledge any part of the value of the Policy, such amount is treated as a distribution. Withdrawals and distributions made from a Modified Endowment Contract before the Insured's death are treated as taxable income first, then as recovery of the investment in the contract. The taxable portion of any distribution from a Modified Endowment Contract is subject to an additional 10% penalty tax, except as follows:

o distributions made on or after the date on which the taxpayer attains age 59 1/2;

o distributions attributable to the taxpayer's becoming disabled (within the meaning of Section 72(m)(7) of the Tax Code); or

o any distribution that is part of a series of substantially equal periodic payments (paid not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his or her beneficiary.

All Modified Endowment Contracts that are issued within any calendar year to the same owner by one company or its affiliates shall be treated as one Modified Endowment Contract in determining the taxable portion of any distributions from any of the contracts required to be aggregated.

INCOME TAX WITHHOLDING. Generally, Lincoln Benefit Life Company is required to withhold federal income tax at a rate of 10% from taxable distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

DIVERSIFICATION REQUIREMENTS. For a Policy to qualify as a variable life insurance policy for federal tax purposes, the investments in the Separate Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Separate Account are not adequately diversified, the Policy will not be treated as a variable life insurance policy for federal income tax purposes. As a result, you will be taxed on the excess of the Policy Value over the investment in the contract. Although Lincoln Benefit does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT. The IRS has stated that you will be considered the owner of Separate Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the Separate Account investments may cause a policy owner to be treated as the owner of the Separate Account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct Subaccount investments without being treated as owners of the underlying assets of the Separate Account.


                                34   PROSPECTUS

Your rights under the Policy are different than those described by the IRS in private and public rulings in which it found that policy owners were not owners of separate account assets. For example, if your Policy offers more than twenty
(20) investment alternatives you have the choice to allocate premiums and policy values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in your being treated as the owner of the Separate Account. If this occurs, income and gain from the Separate Account assets would be includible in your gross income. Lincoln Benefit does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Policy. We reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Separate Account. However, we make no guarantee that such modification to the Policy will be successful.

DISTRIBUTION
--------------------------------------------------------------------------------

ADLLC, located at 3100 Sanders Road, Northbrook, IL 60062-7154 serves as distributor of the Policies. ADLLC, an affiliate of Lincoln Benefit, is a wholly owned subsidiary of Allstate Life Insurance Company. ADLLC is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA").

ADLLC does not sell Policies directly to purchasers. ADLLC enters into selling agreements with affiliated and unaffiliated broker-dealers and banks to sell the Policies through their registered representatives. The broker-dealers are registered with the SEC and are FINRA member firms. Their registered representatives are licensed as insurance agents by applicable state insurance authorities and appointed as agents of Lincoln Benefit in order to sell the Policies. Policies also may be sold by representatives or employees of banks that may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

Lincoln Benefit offered the Policies on a continuous basis until December 31, 2003. The Policies were sold by registered representatives of broker-dealers who were our licensed insurance agents, either individually or through an incorporated insurance agency. Registered representatives who sold the Policy will be paid a maximum sales commission of approximately 4%. Registered representatives also may be eligible for a trail commission of .25% of policy value on policies that have been in force for at least one year. In addition, certain bonuses and managerial compensation may be paid. We pay all such commissions and incentives.

Commissions payable to sales representatives for the sale of the Policy are calculated based on the total Premium payments. If you purchase a Primary Insured Rider, the commissions will vary depending on the allocation of your coverage between the base Policy and the Primary Insured Rider. The same initial Death Benefit will result in the highest commission when there is no PrimaryInsured Rider, with the commission declining as the portion of the Death Benefit coverage allocated to the Primary Insured Rider increases. Thus, the lowest commission amount is payable when the maximum Primary Insured Rider is purchased.

To the extent permitted by FINRA rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. We may not offer the arrangements to all broker-dealers and banks and the terms of the arrangement may differ among broker-dealers and banks.

Individual registered representatives, broker-dealers, banks, and branch managers within some broker-dealers and banks participating in one of these compensation arrangements may receive greater compensation for selling the contract than for selling a different contact that is not eligible for the compensation arrangement. While we take the compensation into account when establishing contract charges, any such compensation will be paid by us or ADLLC and will not result in any additional charge to you. Your registered representative can provide you with more information about the compensation arrangements that apply to the sale of the contract.

Lincoln Benefit does not pay ADLLC a commission for distribution of the Policies. ADLLC compensates its representatives who act as wholesalers, and their sales management personnel, for Policy sales. This compensation is based on a percentage of premium payments and/or a percentage of Policy values. The underwriting agreement with ADLLC provides that we will reimburse ADLLC for expenses incurred in distributing the Policies, including any liability to Policy Owners arising out of services rendered or Policies issued.

Lincoln Benefit and ADLLC have also entered into wholesaling agreements with certain independent contractors and their broker-dealers. Under these agreements, compensation based on a percentage of premium payments and/or Contract values is paid to the wholesaling broker-dealer for the wholesaling activities of their registered representative.


                                35   PROSPECTUS

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

There are no pending material legal proceedings to which the Separate Account or principal underwriter is a party. Lincoln Benefit is engaged in routine lawsuits, which, in our management's judgment, are not of material importance to its respective total assets or material with respect to the Separate Account.

LEGAL MATTERS
--------------------------------------------------------------------------------

All matters of Nebraska law pertaining to the Policy, including the validity of the Policy and our right to issue the Policy under Nebraska law, have been passed upon by Angela K. Fontana, Vice President, General Counsel and Secretary of Lincoln Benefit.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The financial statements of the Separate Account, as of December 31, 2012, and for each of the two periods in the period ended as of December 31, 2012, the financial statements of Lincoln Benefit Life Company as of December 31, 2012 and 2011, and for each of the three years in the period ended December 31, 2012, and the related financial statement schedules of Lincoln Benefit and the accompanying Reports of Independent Registered Public Accounting Firm appear in the Statement of Additional Information.

                                36   PROSPECTUS

GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------

Please refer to this list for the meaning of the following terms:

ACCUMULATION UNIT - An accounting unit of measurement, which we use to calculate the value of a Sub-Account.

AGE - The Insured's age at his or her last birthday.

ATTAINED AGE - The Insured's age at the last Policy Anniversary.

BENEFICIARY(IES) - The person(s) named by you to receive the Death Benefit under the Policy.

DEATH BENEFIT - The amount payable to the Beneficiary under the Policy upon the death of the Insured, before payment of any unpaid Policy Debt or Policy Charges.

FACE AMOUNT - The initial amount of insurance under your Policy, adjusted for any changes in accordance with the terms of your Policy.

FIXED ACCOUNT - The portion of the Policy Value allocated to our general account.

GRACE PERIOD - A 61-day period during which the Policy remains in force so as to permit you to pay sufficient additional Premium to keep the Policy from lapsing.

GUARANTEED MINIMUM DEATH BENEFIT, GMDB - A feature under which we guarantee that, regardless of declines in your Policy Value, your Policy does not enter the Grace Period if your total Premiums paid since the Issue Date, less any partial withdrawals and outstanding Policy Debt, are at least as great as either the monthly Safety Net Premium or monthly Lifetime Guarantee Premium amount times the number of months since the Issue Date.

INSURED - The person whose life is Insured under the Policy.

ISSUE DATE - The date on which the Policy is issued, which shall be used to determine Policy Anniversaries, Policy Years and Policy Months.

LAPSE DETERMINATION VALUE - The value that must be available to pay a Monthly Deduction in order for the Policy to remain in force. If you have no outstanding Policy Debt, the Lapse Determination Value equals the Policy Value. Otherwise, it equals the Net Surrender Value.

LOAN ACCOUNT - An account established for amounts transferred from the Sub-Accounts and the Fixed Account as security for outstanding Policy loans.

MATURITY DATE - The Policy Anniversary following the Insured's 100th birthday.

MONTHLY AUTOMATIC PAYMENT - A method of paying a Premium each month automatically, for example by bank draft or salary deduction.

MONTHLY DEDUCTION - The amount deducted from Policy Value on each Monthly Deduction Day for the policy fee, annual administrative expense charge when due, cost of insurance charge, and the cost of any benefit riders.

MONTHLY DEDUCTION DAY - The same day in each month as the Issue Date. If a month does not have that day, the deduction will be made as of the last day of the month. The day of the month on which Monthly Deductions are taken from your Policy Value.

NET DEATH BENEFIT - The Death Benefit, less any Policy Debt.

NET INVESTMENT FACTOR - The factor we use to determine the change in value of an Accumulation Unit in any Valuation Period. We determine the Net Investment Factor separately for each Sub-Account.

NET POLICY VALUE - The Policy Value, less any Policy Debt.

NET PREMIUM - The Premium less the Premium Charge.

NET SURRENDER VALUE - The Policy Value less any applicable surrender charges and less any unpaid Policy Debt. The Net Surrender Value must be positive for the Policy to remain in effect, unless the Guaranteed Minimum Death Benefit feature is in effect.

POLICY ANNIVERSARY - The same day and month as the Issue Date for each subsequent year the Policy remains in force.

POLICY DEBT - The sum of all unpaid Policy loans and accrued loan interest.

POLICY OWNER ("YOU" "YOUR") - The person(s) having the rights and privileges of ownership defined in the Policy. The Policy Owner may or may not be the same person as the Insured. If your Policy is issued pursuant to a retirement plan, your ownership privileges may be modified by the plan.

POLICY VALUE - The sum of the values of your interests in the Sub-Accounts of the Separate Account, the Fixed Account and the Loan Account. The amount from which the Monthly Deductions are made and the Death Benefit is determined.

POLICY YEAR - Each twelve-month period beginning on the Issue Date and each Policy Anniversary.

PORTFOLIO(S) - The underlying funds in which the Sub-Accounts invest. Each Portfolio is an investment company registered with the SEC or a separate investment series of a registered investment company.


                                37   PROSPECTUS

PREMIUM - Amounts paid to us as premium for the Policy by you or on your behalf.

QUALIFIED PLAN - A pension or profit-sharing plan established by a corporation, partnership, sole proprietor or other eligible organization that is qualified for favorable tax treatment under Section 401(a) or 403(b) of the Tax Code.

SAI - Statement of Additional Information, which is available upon request.

SEPARATE ACCOUNT - The Lincoln Benefit Life Variable Life Account, which is a segregated investment account of Lincoln Benefit.

SUB-ACCOUNT - A subdivision of the Separate Account, which invests wholly in shares of one of the Portfolios.

SURRENDER VALUE - The Policy Value less any applicable surrender charges.

TAX CODE, CODE - The Internal Revenue Code of 1986, as amended.

VALUATION DATE - Each day the New York Stock Exchange is open for business. We do not determine Accumulation Unit Value on days on which the New York Stock Exchange is closed for trading.

VALUATION PERIOD - The period of time over which we determine the change in the value of the Sub-Accounts in order to price Accumulation Units. Each Valuation Period begins at the close of normal trading on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. Eastern time, on each Valuation Date and ends at the close of the NYSE on the next Valuation Date.

WE, US, OUR - Our company, Lincoln Benefit Life Company, sometimes referred to as "Lincoln Benefit."

YOU, YOUR - The person having the rights and privileges of ownership in the Policy.

                                38   PROSPECTUS

                      WHERE YOU CAN FIND MORE INFORMATION


You can call us at 1-800-865-5237 to ask us questions, request information about the Policy, and obtain copies of the Statement of Additional Information, personalized illustrations or other documents. You also can write to us at the address given on the first page of this Prospectus.

We have filed a Statement of Additional Information with the Securities and Exchange Commission ("SEC"). The current Statement of Additional Information is dated May 1, 2013. The Statement of Additional Information contains additional information about the Policy and is incorporated by reference in this Prospectus. You can obtain a free copy of the SAI upon request, by writing us or calling at the number given above. You should read the Statement of Additional Information because you are bound by the terms contained in it.

We file reports and other information with the Securities and Exchange Commission. You may read and copy any document we file with the SEC, including the Statement of Information at the SEC's public reference room in Washington, DC 20549. Please call the SEC at 1-800-SEC-0330 for information on the operation of the public reference room.

Our SEC reports and other information about us are also available to the public at the SEC's web site at http://
www.sec.gov. Copies of any of the information filed with the SEC may be obtained upon payment of a duplicating fee by writing the SEC's Public Reference Section, 100 F Street NE, Room 1580, Washington, DC 20549-0102.


                          LINCOLN BENEFIT LIFE COMPANY
             THROUGH ITS LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
                           1940 ACT FILE NO. 811-9154
                           1933 ACT FILE NO. 33-67386

                                 39  PROSPECTUS

LBL6454-10

                       STATEMENT OF ADDITIONAL INFORMATION
                       INVESTOR'S SELECT FLEXIBLE PREMIUM
                   VARIABLE UNIVERSAL LIFE INSURANCE POLICIES



                   DATE OF STATEMENT OF ADDITIONAL INFORMATION
                     AND RELATED PROSPECTUS: May 1, 2013

                   LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

                     DEPOSITOR: LINCOLN BENEFIT LIFE COMPANY


     This Statement of Additional Information is not a prospectus. Please review the Prospectus, which contains information concerning the Policies described above. You may obtain a copy of the Prospectus without charge by calling us at 1-800-865-5237 or writing to us at the address immediately below. The defined terms used in this Statement of Additional Information are as defined in the Prospectus.


                          Lincoln Benefit Life Company
                                P.O. Box 660191
                            Dallas, Texas 75266-0191

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY................................................
     Description of Lincoln Benefit Life Company...............................
     State Regulation of Lincoln Benefit.......................................
     Lincoln Benefit Life Variable Life Account................................
EXPERTS........................................................................
ADDITIONAL INFORMATION CONCERNING THE OPERATION OF YOUR POLICY.................
     Replacement of Modified Endowment Contracts...............................
     Computation of Policy Value...............................................
     Transfers Authorized by Telephone.........................................
GENERAL POLICY PROVISIONS......................................................
     Statements to Policy Owners...............................................
     Limit on Right to Contest.................................................
     Suicide...................................................................
     Misstatement as to Age and Sex............................................
ADDITIONAL INFORMATION ABOUT CHARGES...........................................
DISTRIBUTOR....................................................................
DISTRIBUTION OF THE POLICY.....................................................
FINANCIAL STATEMENTS...........................................................

                         GENERAL INFORMATION AND HISTORY

Description Of Lincoln Benefit Life Company. Lincoln Benefit Life Company is a stock life insurance company organized under the laws of the state of Nebraska in 1938. Our legal domicile and principal business address is 2940 South 84th Street, Lincoln, Nebraska 68506-4142. We are authorized to conduct life insurance and annuity business in the District of Columbia, Guam, U.S. Virgin Islands and all states except New York.

     Lincoln Benefit is a wholly-owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly-owned subsidiary of Allstate Insurance Company ("Allstate"), a stock property-liability insurance company incorporated under the laws of Illinois. All outstanding capital stock of Allstate is owned by the Allstate Corporation.

     Except as discussed below for variable contracts, under our reinsurance agreements with Allstate Life, substantially all contract related assets and liabilities are transferred to Allstate Life. Through these reinsurance agreements, substantially all of the assets backing our reinsured liabilities are owned by Allstate Life. Allstate Life's commitments under the reinsurance agreements support our general account obligations and related assets are invested and managed by Allstate Life. Accordingly, except as discussed below for variable contracts, the results of operations with respect to applications received and contracts issued by Lincoln Benefit are not directly reflected in our consolidated financial statements. The amounts reflected in our consolidated financial statements directly relate only to the investment of those assets of Lincoln Benefit that are not transferred to Allstate Life under the reinsurance agreements. While the reinsurance agreements provide us with financial backing from Allstate Life, they do not create a direct contractual relationship between Allstate Life and you.

     Under Lincoln Benefit's reinsurance agreements with Allstate Life, Lincoln Benefit reinsures all reserve liabilities with Allstate Life except for those relating to variable contracts (including the Policies). Lincoln Benefit's variable contract assets and liabilities (other than those arising out of fixed interest benefits such as the Fixed Account) are held in legally-segregated unitized Separate Accounts and are retained by Lincoln Benefit. However, Lincoln Benefit's economic risks and returns related to such variable contracts are transferred to Allstate Life.


State Regulation of Lincoln Benefit. We are subject to the laws of Nebraska and regulated by the Nebraska Department of Insurance. Every year we file an annual statement with the Department of Insurance covering our operations for the previous year and our financial condition as of the end of the year. We are inspected periodically by the Department of Insurance to verify our contract liabilities and reserves. Our books and records are subject to review by the Department of Insurance at all times. We are also subject to regulation under the insurance laws of every jurisdiction in which we operate.

Lincoln Benefit Life Variable Life Account. Lincoln Benefit Life Variable Life Account was originally established in 1990, as a segregated asset account of Lincoln Benefit. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management of the Separate Account or Lincoln Benefit.


                                     EXPERTS

The financial statements and the related financial statement schedules of Lincoln Benefit Life Company and the financial statements of the sub-accounts of Lincoln Benefit Life Variable Life Account included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein. Such financial statements and financial statement schedules are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


         ADDITIONAL INFORMATION CONCERNING THE OPERATION OF YOUR POLICY

Replacement of Modified Endowment Contracts. If you replace a modified endowment contract issued by another insurer with a Policy, your Policy will also be deemed a modified endowment contract. Our ability to determine whether a replaced Policy issued by another insurer is a modified endowment contract is based solely on the sufficiency of the Policy data we receive from the other insurer. We do not consider ourselves liable to you if that data is insufficient to accurately determine whether the replaced Policy is a modified endowment contract. You should discuss this issue with your tax adviser if it pertains to your situation. Based on the information provided to us, we will notify you as to whether you can contribute more Premiums to your Policy without causing it to become a modified endowment contract.

Computation of Policy Value. On each Valuation Date, the portion of your Policy Value in a particular Subaccount will equal:

(1)  The total value of your Accumulation Units in the Subaccount; plus

(2) Any Net Premium received from you and allocated to the Subaccount during the current Valuation Period; plus

(3) Any Policy Value transferred to the Subaccount during the current Valuation Period; minus

(4) Any Policy Value transferred from the Subaccount during the current Valuation Period; minus

(5) Any amounts withdrawn by you (plus the applicable withdrawal charge) from the Subaccount during the current Valuation Period; minus

(6) The portion of any Monthly Deduction allocated to the Subaccount during the current Valuation Period for the Policy Month following the Monthly Deduction Day.

On each Valuation Date, the portion of your Policy Value in the Fixed Account will equal:

(1) Any Net Premium allocated to it, plus

(2) Any Policy Value transferred to it from the Subaccounts; plus

(3) Interest credited to it; minus

(4) Any Policy Value transferred out of it; minus

(5) Any amounts withdrawn by you (plus the applicable withdrawal charge); minus

(6) The portion of any Monthly Deduction allocated to the Fixed Account.

     All Policy Values equal or exceed those required by law. Detailed explanations of methods of calculation are on file with the appropriate regulatory authorities.

     Transfers Authorized by Telephone. You may make transfers by telephone. To give a third party authorization, you must first send us a completed authorization form.

     The cut off time for telephone transfer requests is 4:00 p.m. Eastern time. Calls completed before 4:00 p.m. will be effected on that day at that day's price. Calls completed after 4:00 p.m. will be effected on the next day that the NYSE is open for business, at that day's price.


                            GENERAL POLICY PROVISIONS

Statements to Policy Owners. We will maintain all records relating to the Separate Account and the Subaccounts. Each year we will send you a report showing information concerning your Policy transactions in the past year and the current status of your Policy. The report will include information such as the Policy Value as of the end of the current and the prior year, the current Death Benefit, Surrender Value, Policy Debt, partial withdrawals, earnings, Premiums paid, and deductions made since the last annual report. We will also include any information required by state law or regulation. If you ask us, we will send you an additional report at any time. We may charge you up to $25 for this extra report. We will tell you the current charge before we send you the report.

     In addition, we will send you the reports required by the 1940 Act. We will mail you confirmation notices or other appropriate notices of Policy transactions quarterly or more frequently if required by law. You should therefore give us prompt written notice of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly with any questions.

Limit on Right to Contest. We may not contest the insurance coverage under the Policy after the Policy has been in force for two years while the Insured is alive. If the Policy has lapsed and been reinstated, we may not contest the reinstatement after two years from the date of the reinstatement while the Insured is alive. We may not contest any increase in the Face Amount of the Policy after the increase has been in effect for two years while the Insured is alive.

Suicide. If the Insured commits suicide while sane or kills him or herself while insane within two years of the Issue Date or within two years of any increase in the Face Amount, we are not required to pay the full Death Benefit that would otherwise be payable. Instead, we will pay an amount equal to the Policy Value less any Policy Debt and the Policy will stop. If within two years of the effective date of any increase in the Face Amount the Insured commits suicide while sane or kills him or herself while insane, we will pay a Death Benefit for the increase equal to the total cost of insurance charges.

Misstatement as to Age and Sex. If the age or sex of the Insured is incorrectly stated in the application, we will adjust the Death Benefit appropriately as specified in the Policy.


                      ADDITIONAL INFORMATION ABOUT CHARGES

     We do not assess a surrender charge on surrenders under Policies issued to employees of Allstate, or to their spouses or minor children if these individuals reside in the State of Nebraska.

                                   DISTRIBUTOR

     Effective September 1, 2011, our former distributor ALFS, Inc. merged into Allstate Distributors, LLC. Both ALFS, Inc. and Allstate Distributors, LLC are wholly owned subsidiaries of Allstate Life Insurance Company.

     Allstate Distributors, LLC, ("ADLLC") serves as principal underwriter and distributor of the Policies. ADLLC is a wholly-owned subsidiary of Allstate Life Insurance Company. ADLLC is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("Exchange Act"), and is a member of FINRA.

         Lincoln Benefit does not pay ADLLC a commission for distribution of the Policies. The underwriting agreement with ADLLC provides that we will reimburse ADLLC for expenses incurred in distributing the Policies, including liability arising out services we provide on the Policies.

                                           2010     2011      2012
========================================= ======= ========  ========
========================================= ======= ========  ========
Commission paid to ADLLC that were paid      0        0        0
to other broker-dealers and registered
representatives

Commission kept by ADLLC                     0        0        0

Other fees paid to ADLLC for                 0        0        0
distribution services


                           DISTRIBUTION OF THE POLICY

     Lincoln Benefit offered the Policies on a continuous basis until December 31, 2003. The Policies were sold by registered representatives of broker-dealers who were our licensed insurance agents, either individually or through an incorporated insurance agency. Registered representatives who sold the Policy will be paid a maximum sales commission of approximately 4%. Registered representatives also may be eligible for a trail commission of .25% of policy value on policies that have been in force for at least one year. In addition, certain bonuses and managerial compensation may be paid. We pay all such commissions and incentives.

     Commissions payable to sales representatives for the sale of the Policy are calculated based on the total Premium payments. If you purchase a Primary Insured Rider, the commissions will vary depending on the allocation of your coverage between the base Policy and the Primary Insured Rider. The same initial Death Benefit will result in the highest commission when there is no Primary Insured Rider, with the commission declining as the portion of the Death Benefit coverage allocated to the Primary Insured Rider increases. Thus, the lowest commission amount is payable when the maximum Primary Insured Rider is purchased.

                              FINANCIAL STATEMENTS

The financial statements of the Separate Account, as of December 31, 2012, and for each of the two periods in the period ended as of December 31, 2012, the financial statements of Lincoln Benefit Life Company as of December 31, 2012 and 2011, and for each of the three years in the period ended December 31, 2012, and the related financial statement schedules of Lincoln Benefit and the accompanying Reports of Independent Registered Public Accounting Firm appear in the pages that follow. The financial statements and schedule of Lincoln Benefit included herein should be considered only as bearing upon the ability of Lincoln Benefit to meet its obligations under the Policies.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Lincoln Benefit Life Company
Lincoln, NE

We have audited the accompanying Statements of Financial Position of Lincoln Benefit Life Company (the "Company"), an affiliate of The Allstate Corporation, as of December 31, 2012 and 2011, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2012. Our audits also included Schedule I
- Summary of Investments - Other than Investments in Related Parties and
Schedule IV - Reinsurance. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Lincoln Benefit Life Company as of December 31, 2012 and 2011, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2012, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule I - Summary of Investments - Other than Investments in Related Parties and Schedule IV - Reinsurance, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 8, 2013

                          LINCOLN BENEFIT LIFE COMPANY
               STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

($ IN THOUSANDS)                                               YEAR ENDED DECEMBER 31,
                                                     ------------------------------------------
                                                         2012            2011           2010
                                                     ------------   ------------   ------------
REVENUES
 Net investment income                               $     11,590   $     11,836   $     12,067
 Realized capital gains and losses                            626          2,075            694
                                                     ------------   ------------   ------------

INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE           12,216         13,911         12,761

Income tax expense                                          4,273          4,861          4,451
                                                     ------------   ------------   ------------

NET INCOME                                                  7,943          9,050          8,310
                                                     ------------   ------------   ------------

OTHER COMPREHENSIVE INCOME, AFTER-TAX
 Change in unrealized net capital gains and losses            247          3,411          4,584
                                                     ------------   ------------   ------------

COMPREHENSIVE INCOME                                 $      8,190   $     12,461   $     12,894
                                                     ============   ============   ============

                               See notes to financial statements.

                                 LINCOLN BENEFIT LIFE COMPANY
                               STATEMENTS OF FINANCIAL POSITION

($ IN THOUSANDS, EXCEPT PAR VALUE DATA)                                                     DECEMBER 31,
                                                                                   -------------------------------
                                                                                        2012                2011
                                                                                   --------------   --------------
ASSETS
Investments
   Fixed income securities, at fair value (amortized cost $309,324 and $312,785)   $      330,559   $      333,640
   Short-term, at fair value (amortized cost $24,202 and $12,974)                          24,203           12,974
                                                                                   --------------   --------------
     Total investments                                                                    354,762          346,614

Cash                                                                                       13,073            6,006
Reinsurance recoverable from Allstate Life Insurance Company and affiliate             15,553,945       16,680,950
Reinsurance recoverable from non-affiliates                                             2,147,496        2,043,480
Receivable from affiliates, net                                                                --            8,563
Other assets                                                                               87,044           95,826
Separate Accounts                                                                       1,625,669        1,682,128
                                                                                   --------------   --------------
         TOTAL ASSETS                                                              $   19,781,989   $   20,863,567
                                                                                   ==============   ==============

LIABILITIES
Contractholder funds                                                               $   14,255,844   $   15,489,624
Reserve for life-contingent contract benefits                                           3,424,679        3,199,490
Unearned premiums                                                                          13,410           16,200
Deferred income taxes                                                                       7,990            7,729
Payable to affiliates, net                                                                 17,189               --
Current income taxes payable                                                                4,158            4,802
Other liabilities and accrued expenses                                                     86,532          125,266
Separate Accounts                                                                       1,625,669        1,682,128
                                                                                   --------------   --------------
         TOTAL LIABILITIES                                                             19,435,471       20,525,239
                                                                                   --------------   --------------

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 9)

SHAREHOLDER'S EQUITY
Common stock, $100 par value, 30 thousand shares authorized, 25 thousand shares
  issued and outstanding                                                                    2,500            2,500
Additional capital paid-in                                                                180,000          180,000
Retained income                                                                           150,215          142,272
Accumulated other comprehensive income:
   Unrealized net capital gains and losses                                                 13,803           13,556
                                                                                   --------------   --------------
         Total accumulated other comprehensive income                                      13,803           13,556
                                                                                   --------------   --------------
         TOTAL SHAREHOLDER'S EQUITY                                                       346,518          338,328
                                                                                   --------------   --------------
         TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                $   19,781,989   $   20,863,567
                                                                                   ==============   ==============

                              See notes to financial statements.

                                 LINCOLN BENEFIT LIFE COMPANY
                              STATEMENTS OF SHAREHOLDER'S EQUITY

($ IN THOUSANDS)                                             YEAR ENDED DECEMBER 31,
                                                    ------------------------------------------
                                                        2012           2011           2010
                                                    ------------   ------------   ------------
COMMON STOCK                                        $      2,500   $      2,500   $      2,500
                                                    ------------   ------------   ------------

ADDITIONAL CAPITAL PAID-IN                               180,000        180,000        180,000
                                                    ------------   ------------   ------------

RETAINED INCOME
Balance, beginning of year                               142,272        133,222        124,912
Net income                                                 7,943          9,050          8,310
                                                    ------------   ------------   ------------
Balance, end of year                                     150,215        142,272        133,222
                                                    ------------   ------------   ------------

ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                                13,556         10,145          5,561
Change in unrealized net capital gains and losses            247          3,411          4,584
                                                    ------------   ------------   ------------
Balance, end of year                                      13,803         13,556         10,145
                                                    ------------   ------------   ------------

TOTAL SHAREHOLDER'S EQUITY                          $    346,518   $    338,328   $    325,867
                                                    ============   ============   ============

                              See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                            STATEMENTS OF CASH FLOWS

($ IN THOUSANDS)                                                                           YEAR ENDED DECEMBER 31,
                                                                                     ------------------------------------
                                                                                        2012         2011         2010
                                                                                     ----------   ----------   ----------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                           $    7,943   $    9,050   $    8,310
Adjustments to reconcile net income to net cash provided by operating activities:
  Amortization and other non-cash items                                                     781        1,175        1,241
  Realized capital gains and losses                                                        (626)      (2,075)        (694)
  Changes in:
    Policy benefits and other insurance reserves                                         14,398      (22,072)       4,240
    Income taxes                                                                           (516)         476         (205)
    Receivable from/payable to affiliates, net                                           25,752      (13,494)      (9,818)
    Other operating assets and liabilities                                              (32,761)      37,802         (943)
                                                                                     ----------   ----------   ----------
        Net cash provided by operating activities                                        14,971       10,862        2,131
                                                                                     ----------   ----------   ----------

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of fixed income securities                                           25,367       44,880       27,166
Collections on fixed income securities                                                   29,154       25,268       38,691
Purchases of fixed income securities                                                    (51,209)     (77,175)     (71,478)
Change in short-term investments, net                                                   (11,216)      (1,379)      (3,023)
                                                                                     ----------   ----------   ----------
        Net cash used in investing activities                                            (7,904)      (8,406)      (8,644)
                                                                                     ----------   ----------   ----------

NET INCREASE (DECREASE) IN CASH                                                           7,067        2,456       (6,513)
CASH AT BEGINNING OF YEAR                                                                 6,006        3,550       10,063
                                                                                     ----------   ----------   ----------
CASH AT END OF YEAR                                                                  $   13,073   $    6,006   $    3,550
                                                                                     ==========   ==========   ==========

                              See notes to financial statements.

                                 NOTES TO FINANCIAL STATEMENTS

1. GENERAL

BASIS OF PRESENTATION

     The accompanying financial statements include the accounts of Lincoln Benefit Life Company (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"). All of the outstanding common stock of AIC is owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NATURE OF OPERATIONS

     The Company sells life insurance, retirement and investment products. The principal products are interest-sensitive, traditional and variable life insurance, and fixed annuities including deferred and immediate.

     The Company is authorized to sell life insurance and retirement products in all states except New York, as well as in the District of Columbia, the U.S. Virgin Islands and Guam. For 2012, the top geographic locations for statutory premiums and annuity considerations were California, Texas and Florida. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations. All statutory premiums and annuity considerations are ceded under reinsurance agreements. The Company distributes its products through multiple distribution channels, including Allstate exclusive agencies and exclusive financial specialists, independent master brokerage agencies and directly through call centers and the internet.

     The Company has exposure to market risk as a result of its investment portfolio. Market risk is the risk that the Company will incur realized and unrealized net capital losses due to adverse changes in interest rates and credit spreads. The Company also has certain exposures to changes in equity prices in its equity-indexed annuities and separate accounts liabilities, which are transferred to ALIC in accordance with reinsurance agreements. Interest rate risk is the risk that the Company will incur a loss due to adverse changes in interest rates relative to the interest rate characteristics of its interest bearing assets. This risk arises from the Company's investment in interest-sensitive assets. Interest rate risk includes risks related to changes in U.S. Treasury yields and other key risk-free reference yields. Credit spread risk is the risk that the Company will incur a loss due to adverse changes in credit spreads. This risk arises from the Company's investment in spread-sensitive fixed income assets.

     The Company monitors economic and regulatory developments that have the potential to impact its business. Federal and state laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures from time to time consider legislation that would reduce or eliminate the favorable policyholder tax treatment currently applicable to life insurance and annuities. Congress and various state legislatures also consider proposals to reduce the taxation of certain products or investments that may compete with life insurance or annuities. Legislation that increases the taxation on insurance products or reduces the taxation on competing products could lessen the advantage or create a disadvantage for certain of the Company's products making them less competitive. Such proposals, if adopted, could have an adverse effect on the Company's and ALIC's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws could negatively affect the demand for the types of life insurance used in estate planning.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds, residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS"). Fixed income securities, which may be sold prior to their contractual maturity, are designated as available for sale and are carried at fair value. The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales and cash received from maturities and pay-downs, including prepayments, is reflected as a component of investment collections within the Statements of Cash Flows.

     Short-term investments, including money market funds and other short-term investments, are carried at fair value.

     Investment income primarily consists of interest and is recognized on an accrual basis using the effective yield method. Interest income for certain RMBS, CMBS and ABS is determined considering estimated pay-downs, including prepayments, obtained from third party data sources and internal estimates. Actual prepayment experience is periodically reviewed and effective yields are recalculated on a retrospective basis when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Accrual of income is suspended for other-than-temporarily impaired fixed income securities when the timing and amount of cash flows expected to be received is not reasonably estimable.

     Realized capital gains and losses include gains and losses on investment sales and write-downs in value due to other-than-temporary declines in fair value. Realized capital gains and losses on investment sales, including calls and principal payments, are determined on a specific identification basis.

RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES, AND RELATED BENEFITS AND INTEREST CREDITED

     The Company has reinsurance agreements whereby all premiums, contract charges, interest credited to contractholder funds, contract benefits and substantially all expenses are ceded to ALIC, Lincoln Benefit Reinsurance Company ("LB Re", an affiliate of the Company) and non-affiliated reinsurers (see Notes 3 and 8). Amounts reflected in the Statements of Operations and Comprehensive Income are presented net of reinsurance.

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due from policyholders. Benefits are reflected in contract benefits and recognized in relation to premiums, so that profits are recognized over the life of the policy.

     Immediate annuities with life contingencies provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to premiums. Profits from these policies come from investment income, which is recognized over the life of the contract.

     Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and contract charges assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and surrender of the contract prior to contractually specified dates. These contract charges are recognized as revenue when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.

     Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed life and annuities are generally based on an equity index, such as the Standard & Poor's ("S&P") 500 Index.

     Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account balances for contract maintenance, administration, mortality, expense and surrender of the contract prior to contractually specified dates. Contract benefits incurred for variable annuity products include guaranteed minimum death, income, withdrawal and accumulation benefits.

REINSURANCE

     The Company has reinsurance agreements whereby all premiums, contract charges, interest credited to contractholder funds, contract benefits and substantially all expenses are ceded to ALIC, LB Re and non-affiliated reinsurers (see Notes 3 and 8). Reinsurance recoverables and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the Statements of Financial Position. Reinsurance does not extinguish the Company's primary liability under the policies written. Therefore, the Company regularly evaluates the financial condition of its reinsurers and establishes allowances for uncollectible reinsurance as appropriate.

     Investment income earned on the assets that support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed by ALIC under the terms of the reinsurance agreements.

INCOME TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses. A deferred tax asset valuation allowance is established when there is uncertainty that such assets will be realized.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The reserve for life-contingent contract benefits payable under insurance policies, including traditional life insurance and life-contingent immediate annuities, is computed on the basis of long-term actuarial assumptions of future investment yields, mortality, morbidity, policy terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by characteristics such as type of coverage, year of issue and policy duration.

CONTRACTHOLDER FUNDS

     Contractholder funds represent interest-bearing liabilities arising from the sale of products such as interest-sensitive life insurance and fixed annuities. Contractholder funds primarily comprise cumulative deposits received and interest credited to the contractholder less cumulative contract benefits, surrenders, withdrawals, maturities and contract charges for mortality or administrative expenses. Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts and reserves for certain guarantees on variable annuity contracts.

SEPARATE ACCOUNTS

     Separate accounts assets are carried at fair value. The assets of the separate accounts are legally segregated and available only to settle separate account contract obligations. Separate accounts liabilities represent the contractholders' claims to the related assets and are carried at an amount equal to the separate accounts assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore are not included in the Company's Statements of Operations and Comprehensive Income. Deposits to and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in cash flows.

     Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The risk and associated cost of these contract guarantees are ceded to ALIC in accordance with the reinsurance agreements.

ADOPTED ACCOUNTING STANDARD

AMENDMENTS TO FAIR VALUE MEASUREMENT AND DISCLOSURE REQUIREMENTS

     In May 2011, the Financial Accounting Standards Board ("FASB") issued guidance that clarifies the application of existing fair value measurement and disclosure requirements and amends certain fair value measurement principles, requirements and disclosures. Changes were made to improve consistency in global application. The guidance is to be applied prospectively for reporting periods beginning after December 15, 2011. The adoption of this guidance as of January 1, 2012 had no impact on the Company's results of operations or financial position.

PENDING ACCOUNTING STANDARDS

DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

     In December 2011 and January 2013, the FASB issued guidance requiring expanded disclosures, including both gross and net information, for derivatives that are either offset in the reporting entity's financial statements or those that are subject to an enforceable master netting arrangement or similar agreement. The guidance is effective for reporting periods beginning on or after January 1, 2013 and is to be applied retrospectively. The new guidance affects disclosures only and will have no impact on the Company's results of operations or financial position.

REPORTING OF AMOUNTS RECLASSIFIED OUT OF ACCUMULATED OTHER COMPREHENSIVE INCOME

     In February 2013, the FASB issued guidance requiring expanded disclosures about the amounts reclassified out of accumulated other comprehensive income by component. The guidance requires the presentation of significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, cross-reference to other disclosures that provide additional detail about those amounts is required. The guidance is to be applied prospectively for reporting periods beginning after December 15, 2012. The new guidance affects disclosures only and will have no impact on the Company's results of operations or financial position.

3. RELATED PARTY TRANSACTIONS

BUSINESS OPERATIONS

     The Company uses services performed by its affiliates, AIC, ALIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs, allocated to the Company were $241.8 million, $204.8 million and $204.8 million in 2012, 2011 and 2010, respectively. Of these costs, the Company retains investment related expenses on the invested assets that are not transferred under the reinsurance agreements. All other costs are ceded to ALIC under the reinsurance agreements.

BROKER-DEALER AGREEMENTS

     The Company has a service agreement with Allstate Distributors, LLC ("ADLLC"), a broker-dealer company owned by ALIC, whereby ADLLC promotes and markets products sold by the Company. In return for these services, the Company recorded expense of $80 thousand, $7.2 million and $6.9 million in 2012, 2011 and 2010, respectively, that was ceded to ALIC under the terms of the reinsurance agreements.

     The Company receives distribution services from Allstate Financial Services, LLC, an affiliated broker-dealer company, for certain annuity and variable life insurance contracts sold by Allstate exclusive agencies. For these services, the Company incurred commission and other distribution expenses of $6.4 million, $7.5 million and $8.5 million in 2012, 2011 and 2010, respectively, that were ceded to ALIC.

REINSURANCE

     The following table summarizes amounts that were ceded to ALIC under the reinsurance agreements and reported net in the Statements of Operations and Comprehensive Income:

($ IN THOUSANDS)                                                     2012           2011           2010
                                                                 ------------   ------------   ------------
Premiums and contract charges                                    $    908,459   $    833,149   $    782,113
Interest credited to contractholder funds, contract benefits
   and expenses                                                     1,369,305      1,408,953      1,683,487

     Reinsurance recoverables due from ALIC totaled $15.55 billion and $16.68 billion as of December 31, 2012 and 2011, respectively.

     In September 2012, the Company entered into a coinsurance reinsurance agreement with LB Re to cede certain interest-sensitive life insurance policies to LB Re. Reinsurance recoverables due from LB Re totaled $2.0 million as of December 31, 2012.

INCOME TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 10).

INTERCOMPANY LOAN AGREEMENT

     The Company has an intercompany loan agreement with the Corporation. The amount of intercompany loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1 billion. The Corporation may use commercial paper borrowings, bank lines of credit and securities lending to fund intercompany borrowings. The Company had no amounts outstanding under the intercompany loan agreement as of December 31, 2012 or 2011.

4. INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:

                                                              GROSS UNREALIZED
          ($ IN THOUSANDS)                   AMORTIZED    -------------------------      FAIR
                                               COST          GAINS        LOSSES         VALUE
                                            -----------   -----------   -----------   -----------
          DECEMBER 31, 2012
          U.S. government and agencies      $    86,428   $     5,659   $        --   $    92,087
          Municipal                               2,499           401            --         2,900
          Corporate                             178,824        13,173           (29)      191,968
          Foreign government                      4,999           265            --         5,264
          RMBS                                   28,239         1,498            --        29,737
          CMBS                                    8,335           268            --         8,603
                                            -----------   -----------   -----------   -----------
            Total fixed income securities   $   309,324   $    21,264   $       (29)  $   330,559
                                            ===========   ===========   ===========   ===========

          DECEMBER 31, 2011
          U.S. government and agencies      $    84,059   $     5,943   $        --   $    90,002
          Municipal                               2,499           399            --         2,898
          Corporate                             169,820        12,105           (99)      181,826
          Foreign government                      4,998           239            --         5,237
          RMBS                                   40,089         2,427            (9)       42,507
          CMBS                                    8,514           360          (518)        8,356
          ABS                                     2,806             8            --         2,814
                                            -----------   -----------   -----------   -----------
            Total fixed income securities   $   312,785   $    21,481   $      (626)  $   333,640
                                            ===========   ===========   ===========   ===========

SCHEDULED MATURITIES

     The scheduled maturities for fixed income securities are as follows as of December 31, 2012:


                  ($ IN THOUSANDS)                                          AMORTIZED       FAIR
                                                                               COST         VALUE
                                                                           -----------   -----------
                  Due in one year or less                                  $    33,429   $    34,027
                  Due after one year through five years                        132,690       141,438
                  Due after five years through ten years                        93,657       103,296
                  Due after ten years                                           12,974        13,458
                                                                           -----------   -----------
                                                                               272,750       292,219
                  RMBS and CMBS                                                 36,574        38,340
                                                                           -----------   -----------
                    Total                                                  $   309,324   $   330,559
                                                                           ===========   ===========

     Actual maturities may differ from those scheduled as a result of prepayments by the issuers. RMBS and CMBS are shown separately because of the potential for prepayment of principal prior to contractual maturity dates.

NET INVESTMENT INCOME

     Net investment income for the years ended December 31 is as follows:

          ($ IN THOUSANDS)                               2012           2011           2010
                                                     ------------   ------------   ------------
          Fixed income securities                    $     12,138   $     12,133   $     12,480
          Short-term and other investments                     20             11             21
                                                     ------------   ------------   ------------
            Investment income, before expense              12,158         12,144         12,501
            Investment expense                               (568)          (308)          (434)
                                                     ------------   ------------   ------------
              Net investment income                  $     11,590   $     11,836   $     12,067
                                                     ============   ============   ============

REALIZED CAPITAL GAINS AND LOSSES

     The Company recognized net realized capital gains of $626 thousand, $2.1 million and $694 thousand in 2012, 2011 and 2010, respectively. Realized capital gains and losses in 2012 and 2011 included $19 thousand and $12 thousand, respectively, of other-than-temporary impairment losses related to RMBS, none of which were included in other comprehensive income. Realized capital gains and losses in 2010 did not include any other-than-temporary impairment losses and therefore, none were included in other comprehensive income. No other-than-temporary impairment losses were included in accumulated other comprehensive income as of December 31, 2012 or 2011.

     Gross gains of $645 thousand, $1.9 million and $652 thousand and gross losses of zero, $3 thousand and zero were realized on sales of fixed income securities during 2012, 2011 and 2010, respectively.

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:

                                                                               GROSS UNREALIZED
($ IN THOUSANDS)                                              FAIR       ---------------------------    UNREALIZED NET
DECEMBER 31, 2012                                             VALUE          GAINS         LOSSES       GAINS (LOSSES)
                                                          ------------   ------------   ------------   ----------------
Fixed income securities                                   $    330,559   $     21,264   $        (29)  $         21,235
Short-term investments                                          24,203              1             --                  1
                                                                                                       ----------------
  Unrealized net capital gains and losses, pre-tax                                                               21,236
  Deferred income taxes                                                                                          (7,433)
                                                                                                       ----------------
  Unrealized net capital gains and losses, after-tax                                                   $         13,803
                                                                                                       ================

                                                                               GROSS UNREALIZED
                                                              FAIR       ---------------------------    UNREALIZED NET
DECEMBER 31, 2011                                             VALUE          GAINS         LOSSES       GAINS (LOSSES)
                                                          ------------   ------------   ------------   ----------------
Fixed income securities                                   $    333,640   $     21,481   $       (626)  $         20,855
Short-term investments                                          12,974             --             --                 --
                                                                                                       ----------------
  Unrealized net capital gains and losses, pre-tax                                                               20,855
  Deferred income taxes                                                                                          (7,299)
                                                                                                       ----------------
  Unrealized net capital gains and losses, after-tax                                                   $         13,556
                                                                                                       ================

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

     The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

          ($ IN THOUSANDS)                                             2012         2011         2010
                                                                    ----------   ----------   ----------
          Fixed income securities                                   $      380   $    5,247   $    7,052

          Short-term investments                                             1           --           --
                                                                    ----------   ----------   ----------
              Total                                                        381        5,247        7,052
            Deferred income taxes                                         (134)      (1,836)      (2,468)
                                                                    ----------   ----------   ----------
            Increase in unrealized net capital gains and losses     $      247   $    3,411   $    4,584
                                                                    ==========   ==========   ==========

PORTFOLIO MONITORING

     The Company has a comprehensive portfolio monitoring process to identify and evaluate each fixed income security whose carrying value may be other-than-temporarily impaired.

     For each fixed income security in an unrealized loss position, the Company assesses whether management with the appropriate authority has made the decision to sell or whether it is more likely than not the Company will be required to sell the security before recovery of the amortized cost basis for reasons such as liquidity, contractual or regulatory purposes. If a security meets either of these criteria, the security's decline in fair value is considered other than temporary and is recorded in earnings.

     If the Company has not made the decision to sell the fixed income security and it is not more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis, the Company evaluates whether it expects to receive cash flows sufficient to recover the entire amortized cost basis of the security. The Company calculates the estimated recovery value by discounting the best estimate of future cash flows at the security's original or current effective rate, as appropriate, and compares this to the amortized cost of the security. If the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss related to other factors recognized in other comprehensive income.

     The Company's portfolio monitoring process includes a quarterly review of all securities to identify instances where the fair value of a security compared to its amortized cost is below established thresholds. The process also includes the monitoring of other impairment indicators such as ratings, ratings downgrades and payment defaults. The securities identified, in addition to other securities for which the Company may have a concern, are evaluated for potential other-than-temporary impairment using all reasonably available information relevant to the collectability or recovery of the security. Inherent in the Company's evaluation of other-than-temporary impairment for these fixed income securities are assumptions and estimates about the financial condition and future earnings potential of the issue or issuer. Some of the factors that may be considered in evaluating whether a decline in fair value is other than temporary are: 1) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry specific market conditions and trends, geographic location and implications of rating agency actions and offering prices; 2) the specific reasons that a security is in an unrealized loss position, including overall market conditions which could affect liquidity; and 3) the length of time and extent to which the fair value has been less than amortized cost.

     The following table summarizes the gross unrealized losses and fair value of fixed income securities that have been in a continuous unrealized loss position for less than twelve months. No securities have been in a continuous unrealized loss position for more than twelve months as of December 31, 2012 or 2011.

                  ($ IN THOUSANDS)        NUMBER OF        FAIR         UNREALIZED
                                            ISSUES         VALUE          LOSSES
                                         ------------   ------------   ------------
                  DECEMBER 31, 2012
                  Corporate                         1   $      1,936   $        (29)
                                         ------------   ------------   ------------
                    Total                           1   $      1,936   $        (29)
                                         ============   ============   ============

                  DECEMBER 31, 2011
                  Corporate                         1   $      5,161   $        (99)
                  RMBS                              1          1,075             (9)
                  CMBS                              1          1,484           (518)
                                         ------------   ------------   ------------
                    Total                           3   $      7,720   $       (626)
                                         ============   ============   ============

     As of December 31, 2012, $29 thousand of unrealized losses are related to a fixed income security with an unrealized loss position less than 20% of amortized cost, the degree of which suggests that this security does not pose a high risk of being other-than-temporarily impaired. This unrealized loss is related to an investment grade fixed income security. Investment grade is defined as a security having a rating of Aaa, Aa, A or Baa from Moody's, a rating of AAA, AA, A or BBB from S&P, Fitch, Dominion, Kroll or Realpoint, a rating of aaa, aa, a or bbb from A.M. Best, or a comparable internal rating if an externally provided rating is not available. Unrealized losses on the investment grade security are related to widening credit spreads or rising interest rates since the time of initial purchase.

     As of December 31, 2012, the Company has not made the decision to sell and it is not more likely than not the Company will be required to sell fixed income securities with unrealized losses before recovery of the amortized cost basis.

MUNICIPAL BONDS

     All of the municipal bond issuers represented in the Company's municipal bond portfolio were in Washington as of both December 31, 2012 and 2011.

CONCENTRATION OF CREDIT RISK

     As of December 31, 2012, the Company is not exposed to any credit concentration risk of a single issuer and its affiliates greater than 10% of the Company's shareholder's equity.

OTHER INVESTMENT INFORMATION

     As of December 31, 2012, fixed income securities and short-term investments with a carrying value of $9.9 million were on deposit with regulatory authorities as required by law.

5. FAIR VALUE OF ASSETS AND LIABILITIES

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets and liabilities recorded on the Statements of Financial Position at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

LEVEL 1: Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.

LEVEL 2:  Assets and liabilities whose values are based on the following:
          (a) Quoted prices for similar assets or liabilities in active markets;
          (b) Quoted prices for identical or similar assets or liabilities in markets that are not active; or
          (c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.

LEVEL 3: Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Company's estimates of the assumptions that market participants would use in valuing the assets and liabilities.

     The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company uses prices and inputs that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments.

     The Company is responsible for the determination of fair value and the supporting assumptions and methodologies. The Company gains assurance that assets and liabilities are appropriately valued through the execution of various processes and controls designed to ensure the overall reasonableness and consistent application of valuation methodologies, including inputs and assumptions, and compliance with accounting standards. For fair values received from third parties or internally estimated, the Company's processes and controls are designed to ensure that the valuation methodologies are appropriate and consistently applied, the inputs and assumptions are reasonable and consistent with the objective of determining fair value, and the fair values are accurately recorded. For example, on a continuing basis, the Company assesses the reasonableness of individual fair values that have stale security prices or that exceed certain thresholds as compared to previous fair values received from valuation service providers or brokers or derived from internal models. The Company performs procedures to understand and assess the methodologies, processes and controls of valuation service providers. In addition, the Company may validate the reasonableness of fair values by comparing information obtained from valuation service providers or brokers to other third party valuation sources for selected securities. The Company performs ongoing price validation procedures such as back-testing of actual sales, which corroborate the various inputs used in internal models to market observable data. When fair value determinations are expected to be more variable, the Company validates them through reviews by members of management who have relevant expertise and who are independent of those charged with executing investment transactions.

     The Company has two types of situations where investments are classified as Level 3 in the fair value hierarchy. The first is where quotes continue to be received from independent third-party valuation service providers and all significant inputs are market observable; however, there has been a significant decrease in the volume and level of activity for the asset when compared to normal market activity such that the degree of market observability has declined to a point where categorization as a Level 3 measurement is considered appropriate. The indicators considered in determining whether a significant decrease in the volume and level of activity for a specific asset has occurred include the level of new issuances in the primary market, trading volume in the secondary market, the level of credit spreads over historical levels, applicable bid-ask spreads, and price consensus among market participants and other pricing sources.

     The second situation where the Company classifies securities in Level 3 is where specific inputs significant to the fair value estimation models are not market observable. This primarily occurs in the Company's use of broker quotes to value certain securities where the inputs have not been corroborated to be market observable, and the use of valuation models that use significant non-market observable inputs.

     In determining fair value, the Company principally uses the market approach which generally utilizes market transaction data for the same or similar instruments. To a lesser extent, the Company uses the income approach which involves determining fair values from discounted cash flow methodologies. For the majority of Level 2 and Level 3 valuations, a combination of the market and income approaches is used.

SUMMARY OF SIGNIFICANT VALUATION TECHNIQUES FOR ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS

LEVEL 1 MEASUREMENTS

  - FIXED INCOME SECURITIES: Comprise certain U.S. Treasuries. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

  - SHORT-TERM: Comprise actively traded money market funds that have daily quoted net asset values for identical assets that the Company can access.

  - SEPARATE ACCOUNT ASSETS: Comprise actively traded mutual funds that have daily quoted net asset values for identical assets that the Company can access. Net asset values for the actively traded mutual funds in which the separate account assets are invested are obtained daily from the fund managers.

LEVEL 2 MEASUREMENTS

  -  FIXED INCOME SECURITIES:

     U.S. GOVERNMENT AND AGENCIES: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

     MUNICIPAL: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

     CORPORATE, INCLUDING PRIVATELY PLACED: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. Also included are privately placed securities valued using a discounted cash flow model that is widely accepted in the financial services industry and uses market observable inputs and inputs derived principally from, or corroborated by, observable market data. The primary inputs to the discounted cash flow model include an interest rate yield curve, as well as published credit spreads for similar assets in markets that are not active that incorporate the credit quality and industry sector of the issuer.

     FOREIGN GOVERNMENT: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

     RMBS AND ABS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads.

     CMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, collateral performance and credit spreads.

  - SHORT-TERM: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. For certain short-term investments, amortized cost is used as the best estimate of fair value.

LEVEL 3 MEASUREMENTS

  -  FIXED INCOME SECURITIES:

     CORPORATE: Valued based on models that are widely accepted in the financial services industry with certain inputs to the valuation model that are significant to the valuation, but are not market observable.

     RMBS: Valued based on non-binding broker quotes received from brokers who are familiar with the investments and where the inputs have not been corroborated to be market observable.

  - CONTRACTHOLDER FUNDS: Derivatives embedded in certain life and annuity contracts are valued internally using models widely accepted in the financial services industry that determine a single best estimate of fair value for the embedded derivatives within a block of contractholder liabilities. The models primarily use stochastically determined cash flows based on the contractual elements of embedded derivatives, projected option cost and applicable market data, such as interest rate yield curves and equity index volatility assumptions. These are categorized as Level 3 as a result of the significance of non-market observable inputs.

     The following table summarizes the Company's assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2012:

     ($ IN THOUSANDS)                            QUOTED
                                                PRICES IN
                                                 ACTIVE      SIGNIFICANT
                                               MARKETS FOR       OTHER      SIGNIFICANT
                                                IDENTICAL     OBSERVABLE    UNOBSERVABLE    BALANCE AS OF
                                                 ASSETS         INPUTS         INPUTS       DECEMBER 31,
                                                (LEVEL 1)      (LEVEL 2)      (LEVEL 3)         2012
                                              ------------   ------------   ------------   ---------------
     ASSETS:
       Fixed income securities:
         U.S. government and agencies         $     34,303   $     57,784   $         --   $        92,087
         Municipal                                      --          2,900             --             2,900
         Corporate                                      --        191,656            312           191,968
         Foreign government                             --          5,264             --             5,264
         RMBS                                           --         29,737             --            29,737
         CMBS                                           --          8,603             --             8,603
                                              ------------   ------------   ------------   ---------------
           Total fixed income securities            34,303        295,944            312           330,559
       Short-term investments                       18,793          5,410             --            24,203
       Separate account assets                   1,625,669             --             --         1,625,669
                                              ------------   ------------   ------------   ---------------
         TOTAL RECURRING BASIS ASSETS            1,678,765        301,354            312         1,980,431
                                              ------------   ------------   ------------   ---------------
     TOTAL ASSETS AT FAIR VALUE               $  1,678,765   $    301,354   $        312   $     1,980,431
                                              ============   ============   ============   ===============
     % of total assets at fair value                  84.7%          15.2%           0.1%            100.0%

     LIABILITIES:
       Contractholder funds:
         Derivatives embedded in life
           and annuity contracts              $         --   $         --   $   (314,926)  $      (314,926)
                                              ------------   ------------   ------------   ---------------
     TOTAL LIABILITIES AT FAIR VALUE          $         --   $         --   $   (314,926)  $      (314,926)
                                              ============   ============   ============   ===============
     % of total liabilities at fair value               --%            --%         100.0%            100.0%

     The following table summarizes quantitative information about the significant unobservable inputs used in Level 3 fair value measurements as of December 31, 2012.

($ IN THOUSANDS)                           VALUATION         UNOBSERVABLE                         WEIGHTED
                          FAIR VALUE       TECHNIQUE             INPUT              RANGE          AVERAGE
                        -------------   ----------------   -----------------   --------------   -------------
Derivatives             $    (295,305)  Stochastic cash    Projected option      1.0 - 2.0%         1.96%
embedded in life                        flow model         cost
and annuity
contracts -
Equity-indexed and
forward starting
options

     If the projected option cost increased (decreased), it would result in a higher (lower) liability fair value

     The following table summarizes the Company's assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2011:

     ($ IN THOUSANDS)                              QUOTED PRICES     SIGNIFICANT
                                                     IN ACTIVE          OTHER          SIGNIFICANT
                                                    MARKETS FOR      OBSERVABLE       UNOBSERVABLE      BALANCE AS OF
                                                IDENTICAL ASSETS       INPUTS            INPUTS         DECEMBER 31,
                                                     (LEVEL 1)        (LEVEL 2)         (LEVEL 3)           2011
                                                -----------------   --------------   --------------    --------------
     ASSETS:
       Fixed income securities:
         U.S. government and agencies           $          36,883   $       53,119   $           --    $       90,002
         Municipal                                             --            2,898               --             2,898
         Corporate                                             --          181,228              598           181,826
         Foreign government                                    --            5,237               --             5,237
         RMBS                                                  --           40,186            2,321            42,507
         CMBS                                                  --            8,356               --             8,356
         ABS                                                   --            2,814               --             2,814
                                                -----------------   --------------   --------------    --------------
           Total fixed income securities                   36,883          293,838            2,919           333,640
       Short-term investments                               1,925           11,049               --            12,974
       Separate account assets                          1,682,128               --               --         1,682,128
                                                -----------------   --------------   --------------    --------------
         TOTAL RECURRING BASIS ASSETS                   1,720,936          304,887            2,919         2,028,742
                                                -----------------   --------------   --------------    --------------
     TOTAL ASSETS AT FAIR VALUE                 $       1,720,936   $      304,887   $        2,919    $    2,028,742
                                                =================   ==============   ==============    ==============
     % of total assets at fair value                         84.8%            15.0%             0.2%            100.0%

     LIABILITIES:
       Contractholder funds:
         Derivatives embedded in life
           and annuity contracts                $              --   $           --   $     (506,678)   $     (506,678)
                                                -----------------   --------------   --------------    --------------
     TOTAL LIABILITIES AT FAIR VALUE            $              --   $           --   $     (506,678)   $     (506,678)
                                                =================   ==============   ==============    ==============
     % of total liabilities at fair value                      --%              --%           100.0%            100.0%

     The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2012.

($ IN THOUSANDS)                                          TOTAL GAINS (LOSSES)
                                                              INCLUDED IN:
                                        BALANCE AS    ---------------------------    TRANSFERS      TRANSFERS
                                       OF DECEMBER        NET                           INTO          OUT OF
                                         31, 2011      INCOME (1)        OCI          LEVEL 3        LEVEL 3
                                       ------------   ------------   ------------   ------------   ------------
ASSETS
 Fixed income securities:
  Corporate                            $        598   $         --   $         --   $         --   $         --
  RMBS                                        2,321             --             --             --         (2,321)
                                       ------------   ------------   ------------   ------------   ------------
   TOTAL RECURRING LEVEL 3 ASSETS      $      2,919   $         --   $         --   $         --   $     (2,321)
                                       ============   ============   ============   ============   ============

LIABILITIES
 Contractholder funds:
  Derivatives embedded in life
   and annuity contracts               $   (506,678)  $    131,054   $         --   $         --   $         --
                                       ------------   ------------   ------------   ------------   ------------
  TOTAL RECURRING LEVEL 3
   LIABILITIES                         $   (506,678)  $    131,054   $         --   $         --   $         --
                                       ============   ============   ============   ============   ============

                                                                                                    BALANCE AS
                                                                                                    OF DECEMBER
                                        PURCHASES        SALES          ISSUES      SETTLEMENTS      31, 2012
                                       ------------   ------------   ------------   ------------   ------------
ASSETS
 Fixed income securities:
  Corporate                            $         --   $         --   $         --   $       (286)  $        312
  RMBS                                           --             --             --             --             --
                                       ------------   ------------   ------------   ------------   ------------
   TOTAL RECURRING LEVEL 3 ASSETS      $         --   $         --   $         --   $       (286)  $        312
                                       ============   ============   ============   ============   ============
LIABILITIES
 Contractholder funds:
  Derivatives embedded in life
   and annuity contracts               $         --   $         --   $    (11,024)  $     71,722   $   (314,926)
                                       ------------   ------------   ------------   ------------   ------------
  TOTAL RECURRING LEVEL 3
   LIABILITIES                         $         --   $         --   $    (11,024)  $     71,722   $   (314,926)
                                       ============   ============   ============   ============   ============

----------
(1) The amount attributable to derivatives embedded in life and annuity contracts is reported as follows: $125.9 million in interest credited to contractholder funds and $5.1 million in contract benefits. These amounts are ceded in accordance with the Company's reinsurance agreements.

     The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2011.

($ IN THOUSANDS)                                               TOTAL GAINS (LOSSES)
                                                                  INCLUDED IN:
                                           BALANCE AS     -------------------------------      TRANSFERS        TRANSFERS
                                           OF DECEMBER          NET                              INTO            OUT OF
                                            31, 2010        INCOME (1)           OCI            LEVEL 3          LEVEL 3
                                         --------------   --------------   --------------   --------------   --------------
ASSETS
 Fixed income securities:
  Corporate                              $          852   $           --   $          199   $           --   $      (10,199)
  RMBS                                            6,880               (4)            (108)              --           (3,577)
  CMBS                                            1,916               --              (49)              --           (1,867)
                                         --------------   --------------   --------------   --------------   --------------
   TOTAL RECURRING LEVEL 3 ASSETS        $        9,648   $           (4)  $           42   $           --   $      (15,643)
                                         ==============   ==============   ==============   ==============   ==============

LIABILITIES
 Contractholder funds:
  Derivatives embedded in life
   and annuity contracts                 $     (494,149)  $     (110,951)  $           --   $           --   $           --
                                         --------------   --------------   --------------   --------------   --------------
  TOTAL RECURRING LEVEL 3 LIABILITIES    $     (494,149)  $     (110,951)  $           --   $           --   $           --
                                         ==============   ==============   ==============   ==============   ==============

                                                                                                               BALANCE AS
                                                                                                               OF DECEMBER
                                            PURCHASES          SALES           ISSUES        SETTLEMENTS        31, 2011
                                         --------------   --------------   --------------   --------------   --------------
ASSETS
  Fixed income securities:
   Corporate                             $       10,000   $           --   $           --   $         (254)  $          598
   RMBS                                              --               --               --             (870)           2,321
   CMBS                                              --               --               --               --               --
                                         --------------   --------------   --------------   --------------   --------------
    TOTAL RECURRING LEVEL 3 ASSETS       $       10,000   $           --   $           --   $       (1,124)  $        2,919
                                         ==============   ==============   ==============   ==============   ==============

LIABILITIES
  Contractholder funds:
   Derivatives embedded in life
    and annuity contracts                $           --     $         --   $      (55,559)  $      153,981   $     (506,678)
                                         --------------   --------------   --------------   --------------   --------------
   TOTAL RECURRING LEVEL 3 LIABILITIES   $           --     $         --   $      (55,559)  $      153,981   $     (506,678)
                                         ==============   ==============   ==============   ==============   ==============

----------
(1) The amount attributable to fixed income securities is reported in the Statements of Operations and Comprehensive Income as net investment income. The amount attributable to derivatives embedded in life and annuity contracts is reported as follows: $(106.6) million in interest credited to contractholder funds and $(4.3) million in contract benefits. These amounts are ceded in accordance with the Company's reinsurance agreements.

     The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2010.

($ IN THOUSANDS)                               TOTAL GAINS (LOSSES)
                                                   INCLUDED IN:
                             BALANCE AS OF  --------------------------  PURCHASES,SALES,    TRANSFERS     TRANSFERS   BALANCE AS OF
                               DECEMBER         NET                       ISSUES AND          INTO         OUT OF      DECEMBER 31,
                               31, 2009      INCOME (1)        OCI      SETTLEMENTS, NET     LEVEL 3       LEVEL 3        2010
                             -------------  ------------  ------------  ----------------  ------------  ------------  -------------
ASSETS
  Fixed income securities:
    Corporate                $       1,089  $         (1) $         --  $          7,740  $         --  $     (7,976) $         852
    RMBS                                --           (17)          131             9,459            --        (2,693)         6,880
    CMBS                             1,158            --           758                --            --            --          1,916
                             -------------  ------------  ------------  ----------------  ------------  ------------  -------------
  TOTAL RECURRING LEVEL 3
    ASSETS                   $       2,247  $        (18) $        889  $         17,199  $         --  $    (10,669) $       9,648
                             =============  ============  ============  ================  ============  ============  =============

LIABILITIES
  Contractholder funds:
  Derivatives embedded in
   life and annuity
   contracts                 $     (15,526) $     (4,877) $       --    $           --    $   (473,746) $       --    $    (494,149)
                             -------------  ------------  ------------  ----------------  ------------  ------------  -------------
  TOTAL RECURRING LEVEL 3
    LIABILITIES              $     (15,526) $     (4,877) $       --    $           --    $   (473,746) $       --    $    (494,149)
                             =============  ============  ============  ================  ============  ============  =============

----------
(1) The amount attributable to fixed income securities is reported in the Statements of Operations and Comprehensive Income as net investment income. The amount attributable to derivatives embedded in life and annuity contracts is reported as a component of contract benefits and is ceded in accordance with the Company's reinsurance agreements.

     Transfers between level categorizations may occur due to changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads. Transfers between level categorizations may also occur due to changes in the valuation source. For example, in situations where a fair value quote is not provided by the Company's independent third-party valuation service provider and as a result the price is stale or has been replaced with a broker quote whose inputs have not been corroborated to be market observable, the security is transferred into Level 3. Transfers in and out of level categorizations are reported as having occurred at the beginning of the quarter in which the transfer occurred. Therefore, for all transfers into Level 3, all realized and changes in unrealized gains and losses in the quarter of transfer are reflected in the Level 3 rollforward table.

     There were no transfers between Level 1 and Level 2 during 2012, 2011 or 2010.

     During 2011, certain RMBS and CMBS were transferred into Level 2 from Level 3 as a result of increased liquidity in the market and a sustained increase in market activity for these assets. When transferring these securities into Level 2, the Company did not change the source of fair value estimates or modify the estimates received from independent third-party valuation service providers or the internal valuation approach. Accordingly, for securities included within this group, there was no change in fair value in conjunction with the transfer resulting in a realized or unrealized gain or loss.

     During 2011, a corporate fixed income security was transferred into Level 2 from Level 3 due to a change in the valuation model to use primarily market observable inputs. Transfers out of Level 3 during 2012, 2011 and 2010 included situations where a broker quote was used in the prior period and a fair value quote became available from the Company's independent third-party valuation service provider in the current period. A quote utilizing the new pricing source was not available as of the prior period, and any gains or losses related to the change in valuation source for individual securities were not significant.

     Transfers into Level 3 during 2010 also included derivatives embedded in equity-indexed life and annuity contracts due to refinements in the valuation modeling resulting in an increase in significance of non-market observable inputs.

     The following table provides the change in unrealized gains and losses included in net income for Level 3 assets and liabilities held as of December 31.

        ($ IN THOUSANDS)                                    2012          2011          2010
                                                        ------------  ------------  ------------
        ASSETS
          Fixed income securities:
            Corporate                                   $         --  $         (2) $         (2)
            RMBS                                                  --            (5)          (11)
            CMBS                                                  --            --            (1)
                                                        ------------  ------------  ------------
              TOTAL RECURRING LEVEL 3 ASSETS            $         --  $         (7) $        (14)
                                                        ============  ============  ============

        LIABILITIES
          Contractholder funds:
            Derivatives embedded in life and annuity
              contracts                                 $    131,054  $   (110,951) $     (4,877)
                                                        ------------  ------------  ------------
              TOTAL RECURRING LEVEL 3 LIABILITIES       $    131,054  $   (110,951) $     (4,877)
                                                        ============  ============  ============

     The amounts in the table above represent the change in unrealized gains and losses included in net income for the period of time that the asset or liability was determined to be in Level 3. The amounts attributable to fixed income securities are reported in net investment income. The amount attributable to derivatives embedded in life and annuity contracts is reported as follows:
$125.9 million in interest credited to contractholder funds and $5.1 million in contract benefits in 2012, $(106.6) million in interest credited to contractholder funds and $(4.3) million in contract benefits in 2011, and $(4.9) million in contract benefits in 2010. These amounts are ceded in accordance with the Company's reinsurance agreements.

     As of December 31, 2012 and 2011, financial instruments not carried at fair value included contractholder funds on investment contracts. The carrying value and fair value of contractholder funds on investment contracts were $9.16 billion and $9.14 billion, respectively, as of December 31, 2012 and were $10.66 billion and $10.33 billion, respectively, as of December 31, 2011. The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts utilizing prevailing market rates for similar contracts adjusted for the Company's own credit risk. Deferred annuities included in contractholder funds are valued using discounted cash flow models which incorporate market value margins, which are based on the cost of holding economic capital, and the Company's own credit risk. Immediate annuities without life contingencies are valued at the present value of future benefits using market implied interest rates which include the Company's own credit risk. The fair value measurements for contractholder funds on investment contracts are categorized as Level 3.

6. DERIVATIVE FINANCIAL INSTRUMENTS

     The Company has derivatives embedded in non-derivative host contracts that are required to be separated from the host contracts and accounted for at fair value. The Company's embedded derivatives are equity options in life and annuity product contracts, which provide equity returns to contractholders, and guaranteed minimum accumulation and withdrawal benefits in variable annuity contracts. The Company does not use derivatives for speculative purposes.

     The following table provides a summary of the volume and fair value positions of embedded derivative financial instruments. None of these derivatives are designated as accounting hedging instruments and all are gross liabilities reported in contractholder funds.

  ($ IN THOUSANDS)                                      DECEMBER 31, 2012            DECEMBER 31, 2011
                                                    --------------------------  --------------------------
                                                      VOLUME -                    VOLUME -
                                                      NOTIONAL        FAIR        NOTIONAL        FAIR
                                                       AMOUNT         VALUE        AMOUNT         VALUE
                                                    ------------  ------------  ------------  ------------
  Equity-indexed and forward starting options in
    life and annuity product contracts              $  3,098,496  $   (295,305) $  3,620,132  $   (481,930)
  Guaranteed accumulation benefits                       174,791       (18,047)      202,908       (22,454)
  Guaranteed withdrawal benefits                          25,186        (1,574)       27,740        (2,294)
                                                    ------------  ------------  ------------  ------------
  TOTAL DERIVATIVES                                 $  3,298,473  $   (314,926) $  3,850,780  $   (506,678)
                                                    ============  ============  ============  ============

     Gains and losses from valuation and settlements of embedded derivative financial instruments were reported as $186.6 million in interest credited to contractholder funds and $5.1 million in contract benefits in 2012, and $(8.2) million in interest credited to contractholder funds and $(4.3) million in contract benefits in 2011, which in turn were ceded to ALIC.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     There were no off-balance-sheet financial instruments as of December 31, 2012 or 2011.

7. RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     As of December 31, the reserve for life-contingent contract benefits consists of the following:

          ($ IN THOUSANDS)                                              2012           2011
                                                                    ------------   ------------
          Traditional life insurance                                $  1,519,650   $  1,425,848
          Immediate fixed annuities                                      677,986        671,275
          Accident and health insurance                                1,217,648      1,092,791
          Other                                                            9,395          9,576
                                                                    ------------   ------------
            Total reserve for life-contingent contract benefits     $  3,424,679   $  3,199,490
                                                                    ============   ============

     The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:

           PRODUCT                          MORTALITY                      INTEREST RATE               ESTIMATION METHOD
-----------------------------  -----------------------------------  ----------------------------  ----------------------------
Traditional life insurance     Actual company experience plus       Interest rate assumptions     Net level premium reserve
                               loading                              range from 4.0% to 8.0%       method using the Company's
                                                                                                  withdrawal experience rates;
                                                                                                  includes reserves for unpaid
                                                                                                  claims

Immediate fixed annuities      1983 individual annuity mortality    Interest rate assumptions     Present value of expected
                               table with internal modifications;   range from 1.3% to 8.8%       future benefits based on
                               1983 individual annuity mortality                                  historical experience
                               table; Annuity 2000 mortality
                               table with internal modifications

Accident and health insurance  Actual company experience plus       Interest rate assumptions     Unearned premium; additional
                               loading                              range from 4.0% to 5.3%       contract reserves for
                                                                                                  mortality risk and unpaid
                                                                                                  claims
Other:

  Variable annuity             Annuity 2000 mortality table         Interest rate assumptions     Projected benefit ratio
  guaranteed minimum death     with internal modifications          range from 4.0% to 5.8%       applied to cumulative
  benefits                                                                                        assessments

     As of December 31, contractholder funds consist of the following:

          ($ IN THOUSANDS)                           2012             2011
                                                --------------   --------------
          Interest-sensitive life insurance     $    4,814,410   $    4,556,892
          Investment contracts:
            Fixed annuities                          9,201,641       10,709,817
            Other investment contracts                 239,793          222,915
                                                --------------   --------------
              Total contractholder funds        $   14,255,844   $   15,489,624
                                                ==============   ==============

     The following table highlights the key contract provisions relating to contractholder funds:

              PRODUCT                                INTEREST RATE                        WITHDRAWAL/SURRENDER CHARGES
-------------------------------------   ------------------------------------------   --------------------------------------
Interest-sensitive life insurance       Interest rates credited range from 0%        Either a percentage of account balance
                                        to 11.0% for equity-indexed life             or dollar amount grading off generally
                                        (whose returns are indexed to the S&P        over 20 years
                                        500) and 2.0% to 6.0% for all other
                                        products

Fixed annuities                         Interest rates credited range from 0%        Either a declining or a level
                                        to 8.8% for immediate annuities; 0%          percentage charge generally over ten
                                        to 7.0% for equity-indexed annuities         years or less. Additionally,
                                        (whose returns are indexed to the S&P        approximately 18.2% of fixed annuities
                                        500); and 1.0% to 5.9% for all other         are subject to market value adjustment
                                        products                                     for discretionary withdrawals.

Other investment contracts:
  Guaranteed minimum income,            Interest rates used in establishing          Withdrawal and surrender charges are
  accumulation and withdrawal           reserves range from 1.7% to 10.3%            based on the terms of the related
  benefits on variable and fixed                                                     interest-sensitive life insurance or
  annuities and secondary                                                            fixed annuity contract
  guarantees on interest-sensitive
  life insurance and fixed
  annuities

     Contractholder funds activity for the years ended December 31 is as follows:

          ($ IN THOUSANDS)                              2012             2011
                                                   --------------   --------------
          Balance, beginning of year               $   15,489,624   $   17,247,071
          Deposits                                      1,070,374        1,007,316
          Interest credited                               406,805          576,331
          Benefits                                       (473,329)        (459,991)
          Surrenders and partial withdrawals           (1,703,966)      (2,412,295)
          Contract charges                               (558,519)        (513,068)
          Net transfers from separate accounts             16,463           18,935
          Other adjustments                                 8,392           25,325
                                                   --------------   --------------
          Balance, end of year                     $   14,255,844   $   15,489,624
                                                   ==============   ==============

     The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts' separate accounts with guarantees.

     ($ IN MILLIONS)                                                                  DECEMBER 31,
                                                                              ---------------------------
                                                                                  2012           2011
                                                                              ------------   ------------
     IN THE EVENT OF DEATH
      Separate account value                                                  $      926.1   $    1,032.7
      Net amount at risk (1)                                                  $      101.6   $      149.5
      Average attained age of contractholders                                     59 years       58 years

     AT ANNUITIZATION (INCLUDES INCOME BENEFIT GUARANTEES)
      Separate account value                                                  $      168.1   $      184.9
      Net amount at risk (2)                                                  $       29.6   $       45.1
      Weighted average waiting period until annuitization options available         1 year        2 years

     FOR CUMULATIVE PERIODIC WITHDRAWALS
      Separate account value                                                  $       24.8   $       27.5
      Net amount at risk (3)                                                  $        0.2   $        0.4

     ACCUMULATION AT SPECIFIED DATES
      Separate account value                                                  $      172.0   $      198.1
      Net amount at risk (4)                                                  $       13.7   $       21.5
      Weighted average waiting period until guarantee date                         7 years        8 years

----------
(1) Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance as of the balance sheet date.
(2) Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
(3) Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance as of the balance sheet date.
(4) Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

     As of December 31, 2012, liabilities for guarantees included reserves for variable annuity death benefits of $9.4 million, variable annuity income benefits of $19.5 million, variable annuity accumulation benefits of $18.0 million, variable annuity withdrawal benefits of $1.6 million and interest-sensitive life and fixed annuity guarantees of $200.7 million. As of December 31, 2011, liabilities for guarantees included reserves for variable annuity death benefits of $9.6 million, variable annuity income benefits of $16.0 million, variable annuity accumulation benefits of $22.4 million, variable annuity withdrawal benefits of $2.3 million and interest-sensitive life and fixed annuity guarantees of $181.6 million.

8. REINSURANCE

     The Company has reinsurance agreements under which it reinsures all of its business to ALIC, LB Re or non-affiliated reinsurers. Under the agreements, premiums, contract charges, interest credited to contractholder funds, contract benefits and substantially all expenses are reinsured. The Company purchases reinsurance to limit aggregate and single losses on large risks. The Company cedes a portion of the mortality risk on certain life policies under coinsurance agreements to a pool of twelve non-affiliated reinsurers.

     As of December 31, 2012, 87.9% of the total reinsurance recoverables were related to ALIC and 12.1% were related to non-affiliated reinsurers. As of both December 31, 2012 and 2011, 98% of the Company's non-affiliated reinsurance recoverables are due from companies rated A- or better by S&P.

     The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

($ IN THOUSANDS)                                             2012             2011             2010
                                                        --------------   --------------   --------------
Direct                                                  $    1,298,864   $    1,266,264   $    1,228,272
Assumed                                                          6,784            7,057            7,465
Ceded:
  Affiliate                                                   (908,459)        (833,149)        (782,113)
  Non-affiliate                                               (397,189)        (440,172)        (453,624)
                                                        --------------   --------------   --------------
Premiums and contract charges, net of reinsurance       $           --   $           --   $           --
                                                        ==============   ==============   ==============

     The effects of reinsurance on interest credited to contractholder funds, contract benefits and expenses for the years ended December 31 are as follows:

($ IN THOUSANDS)                                             2012             2011             2010
                                                        --------------   --------------   --------------
Direct                                                  $    1,882,714   $    1,893,124   $    2,186,031
Assumed                                                          9,167            7,337            8,153
Ceded:
  Affiliate                                                 (1,369,305)      (1,408,953)      (1,683,487)
  Non-affiliate                                               (522,576)        (491,508)        (510,697)
                                                        --------------   --------------   --------------
Interest credited to contractholder funds, contract
  benefits and expenses, net of reinsurance             $           --   $           --   $           --
                                                        ==============   ==============   ==============

9. GUARANTEES AND CONTINGENT LIABILITIES

GUARANTEES

     In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions and divestitures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

     The aggregate liability balance related to all guarantees was not material as of December 31, 2012.

REGULATION AND COMPLIANCE

     The Company is subject to changing social, economic and regulatory conditions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation, regulate the nature of and amount of investments, and otherwise expand overall regulation of insurance products and the insurance industry. The Company has established procedures and policies to facilitate compliance with laws and regulations, to foster prudent business operations, and to support financial reporting. The Company routinely reviews its practices to validate compliance with laws and regulations and with internal procedures and policies. As a result of these reviews, from time to time the Company may decide to modify some of its procedures and policies. Such modifications, and the reviews that led to them, may be accompanied by payments being made and costs being incurred. The ultimate changes and eventual effects of these actions on the Company's business, if any, are uncertain.

     The Company is currently being examined by certain states for compliance with unclaimed property laws. It is possible that this examination may result in additional payments of abandoned funds to states and to changes in the Company's practices and procedures for the identification of escheatable funds, which could impact benefit payments and reserves, among other consequences; however, it is not likely to have a material effect on the financial statements of the Company.

10. INCOME TAXES

     The Company joins the Corporation and its other subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. The Company also has a supplemental tax sharing agreement with respect to reinsurance ceded to ALIC to allocate the tax benefits and costs related to such reinsurance. Effectively, these agreements result in the Company's annual income tax provision being computed, with adjustments, as if the Company filed a separate return, adjusted for the reinsurance ceded to ALIC.

     The Internal Revenue Service ("IRS") is currently examining the Allstate Group's 2009 and 2010 federal income tax returns. The IRS has completed its examinations of the Allstate Group's federal income tax returns for 2005-2006 and 2007-2008 and the cases are under consideration at the IRS Appeals Office. The Allstate Group's tax years prior to 2005 have been examined by the IRS and the statute of limitations has expired on those years. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

     The Company had no liability for unrecognized tax benefits as of December 31, 2012 or 2011, and believes it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties.

     The components of the deferred income tax assets and liabilities as of December 31 are as follows:

               ($ IN THOUSANDS)                         2012         2011
                                                     ----------   ----------
               DEFERRED ASSETS
               Tax credit carryforwards              $       --   $       10
                                                     ----------   ----------
                      Total deferred assets                  --           10
                                                     ----------   ----------

               DEFERRED LIABILITIES
               Unrealized net capital gains              (7,433)      (7,299)
               Other liabilities                           (557)        (440)
                                                     ----------   ----------
                      Total deferred liabilities         (7,990)      (7,739)
                                                     ----------   ----------
                         Net deferred liability      $   (7,990)  $   (7,729)
                                                     ==========   ==========


     The components of income tax expense for the years ended December 31 are as follows:

             ($ IN THOUSANDS)                   2012         2011         2010
                                             ----------   ----------   ----------
             Current                         $    4,145   $    4,802   $    4,386
             Deferred                               128           59           65
                                             ----------   ----------   ----------
                Total income tax expense     $    4,273   $    4,861   $    4,451
                                             ==========   ==========   ==========

     The Company paid income taxes of $4.8 million, $4.4 million and $4.7 million in 2012, 2011 and 2010, respectively.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

                                                   2012         2011         2010
                                                ----------   ----------   ----------
          Statutory federal income tax rate           35.0%        35.0%        35.0%
          Other                                         --         (0.1)        (0.1)
                                                ----------   ----------   ----------
          Effective income tax rate                   35.0%        34.9%        34.9%
                                                ==========   ==========   ==========

11. STATUTORY FINANCIAL INFORMATION AND DIVIDEND LIMITATIONS

     The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of Nebraska. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

     The State of Nebraska requires insurance companies domiciled in its state to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the State of Nebraska Insurance Commissioner. Statutory accounting practices differ from GAAP primarily since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing certain investments and establishing deferred taxes on a different basis.

     Statutory net income was $8.5 million, $8.6 million and $8.7 million in 2012, 2011 and 2010, respectively. Statutory capital and surplus was $323.9 million and $319.5 million as of December 31, 2012 and 2011, respectively.

DIVIDEND LIMITATIONS

     The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements and other relevant factors. The payment of shareholder dividends by the Company without the prior approval of the Nebraska Department of Insurance ("NE DOI") is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The Company did not pay any dividends in 2012. The maximum amount of dividends the Company can pay without prior NE DOI approval during 2013 is $32.4 million. Any dividend must be paid out of unassigned surplus, which totaled $150.7 million as of December 31, 2012, and cannot result in capital and surplus being less than the minimum amount required by law. All state insurance regulators have adopted risk-based capital ("RBC") requirements developed by the NAIC. Maintaining statutory capital and surplus at a level in excess of the company action level allows the insurance company to avoid RBC regulatory action. The Company's total statutory capital and surplus exceeds its company action level RBC as of December 31, 2012.

12. OTHER COMPREHENSIVE INCOME

     The components of other comprehensive income on a pre-tax and after-tax basis for the years ended December 31 are as follows:

($ IN THOUSANDS)                                                                            2012
                                                                           ------------------------------------
                                                                                                       AFTER-
                                                                            PRE-TAX         TAX         TAX
                                                                           ----------   ----------   ----------
Unrealized net holding gains arising during the period                     $      977   $     (343)  $      634
Less: reclassification adjustment of realized capital gains and losses            596         (209)         387
                                                                           ----------   ----------   ----------
Unrealized net capital gains and losses                                           381         (134)         247
                                                                           ----------   ----------   ----------
Other comprehensive income                                                 $      381   $     (134)  $      247
                                                                           ==========   ==========   ==========

                                                                                            2011
                                                                           ------------------------------------
                                                                                                       AFTER-
                                                                            PRE-TAX         TAX         TAX
                                                                           ----------   ----------   ----------
Unrealized net holding gains arising during the period                     $    7,322   $   (2,562)  $    4,760
Less: reclassification adjustment of realized capital gains and losses          2,075         (726)       1,349
                                                                           ----------   ----------   ----------
Unrealized net capital gains and losses                                         5,247       (1,836)       3,411
                                                                           ----------   ----------   ----------
Other comprehensive income                                                 $    5,247   $   (1,836)  $    3,411
                                                                           ==========   ==========   ==========

                                                                                            2010
                                                                           ------------------------------------
                                                                                                       AFTER-
                                                                            PRE-TAX        TAX          TAX
                                                                           ----------   ----------   ----------
Unrealized net holding losses arising during the period                    $    7,746   $   (2,711)  $    5,035
Less: reclassification adjustment of realized capital gains and losses            694         (243)         451
                                                                           ----------   ----------   ----------
Unrealized net capital gains and losses                                         7,052       (2,468)       4,584
                                                                           ----------   ----------   ----------
Other comprehensive income                                                 $    7,052   $   (2,468)  $    4,584
                                                                           ==========   ==========   ==========

                          LINCOLN BENEFIT LIFE COMPANY
                      SCHEDULE I - SUMMARY OF INVESTMENTS
                   OTHER THAN INVESTMENTS IN RELATED PARTIES
                               DECEMBER 31, 2012

($ IN THOUSANDS)
                                                                                                            AMOUNT AT
                                                                                                           WHICH SHOWN
                                                                            AMORTIZED       FAIR             IN THE
                                                                              COST          VALUE         BALANCE SHEET
                                                                       --------------   --------------   --------------
TYPE OF INVESTMENT
Fixed maturities:
  Bonds:
    United States government, government agencies and authorities      $       86,428   $       92,087   $       92,087
    States, municipalities and political subdivisions                           2,499            2,900            2,900
    Foreign governments                                                         4,999            5,264            5,264
    Public utilities                                                           16,955           19,127           19,127
    All other corporate bonds                                                 161,869          172,841          172,841
  Residential mortgage-backed securities                                       28,239           29,737           29,737
  Commercial mortgage-backed securities                                         8,335            8,603            8,603
                                                                       --------------   --------------   --------------
    Total fixed maturities                                                    309,324          330,559          330,559

Short-term investments                                                         24,202           24,203           24,203
                                                                       --------------   --------------   --------------
    Total investments                                                  $      333,526   $      354,762   $      354,762
                                                                       ==============   ==============   ==============

                          LINCOLN BENEFIT LIFE COMPANY
                           SCHEDULE IV - REINSURANCE

($ IN THOUSANDS)                                                                                             PERCENTAGE
                                                           CEDED TO          ASSUMED                          OF AMOUNT
                                            GROSS            OTHER         FROM OTHER           NET            ASSUMED
                                           AMOUNT        COMPANIES (1)      COMPANIES         AMOUNT           TO NET
                                       --------------   --------------   --------------   --------------   --------------
YEAR ENDED DECEMBER 31, 2012
Life insurance in force                $  378,467,115   $  384,205,939   $    5,738,824   $           --               --%
                                       ==============   ==============   ==============   ==============

Premiums and contract charges:
  Life and annuities                   $    1,201,592   $    1,208,376   $        6,784   $           --               --%
  Accident and health insurance                97,272           97,272               --               --               --%
                                       --------------   --------------   --------------   --------------
                                       $    1,298,864   $    1,305,648   $        6,784   $           --               --%
                                       ==============   ==============   ==============   ==============

YEAR ENDED DECEMBER 31, 2011
Life insurance in force                $  364,469,564   $  370,439,179   $    5,969,615   $           --               --%
                                       ==============   ==============   ==============   ==============

Premiums and contract charges:
  Life and annuities                   $    1,156,434   $    1,163,491   $        7,057   $           --               --%
  Accident and health insurance               109,830          109,830               --               --               --%
                                       --------------   --------------   --------------   --------------
                                       $    1,266,264   $    1,273,321   $        7,057   $           --               --%
                                       ==============   ==============   ==============   ==============

YEAR ENDED DECEMBER 31, 2010
Life insurance in force                $  358,242,997   $  364,544,022   $    6,301,025   $           --               --%
                                       ==============   ==============   ==============   ==============

Premiums and contract charges:
  Life and annuities                   $    1,111,971   $    1,119,436   $        7,465   $           --               --%
  Accident and health insurance               116,301          116,301               --               --               --%
                                       --------------   --------------   --------------   --------------
                                       $    1,228,272   $    1,235,737   $        7,465   $           --               --%
                                       ==============   ==============   ==============   ==============

----------
(1) No reinsurance or coinsurance income was netted against premiums ceded in 2012, 2011 or 2010.

               ----------------------------------------------------------------
               LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
               FINANCIAL STATEMENTS AS OF DECEMBER 31, 2012 AND FOR THE PERIODS ENDED DECEMBER 31, 2012 AND 2011, AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Lincoln Benefit Life Insurance Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Lincoln Benefit Life Variable Life Account (the "Account") as of December 31, 2012, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the Account's fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts disclosed in Note 1 which comprise the Lincoln Benefit Life Variable Life Account as of December 31, 2012, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

CHICAGO, IL
APRIL 1, 2013

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2012
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   DWS Investments
                                                                                                                      Variable
                        AllianceBernstein AllianceBernstein AllianceBernstein AllianceBernstein AllianceBernstein Insurance Trust
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                               VPS               VPS               VPS               VPS               VPS             DWS VIP
                           Growth and       International     International       Small Cap         Small/Mid        Equity 500
                         Income Class A    Growth Class A     Value Class A    Growth Class A   Cap Value Class A      Index A
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
  value                 $         162,909 $         146,579 $         102,106 $         206,657 $         114,175 $       2,359,797
Receivable from Fixed
  Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total assets        $         162,909 $         146,579 $         102,106 $         206,657 $         114,175 $       2,359,797
                        ================= ================= ================= ================= ================= =================
LIABILITIES
Payable to Fixed
  Account               $                 $                 $                 $                 $                 $
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total liabilities
NET ASSETS              $         162,909 $         146,579 $         102,106 $         206,657 $         114,175 $       2,359,797
                        ================= ================= ================= ================= ================= =================
NET ASSETS
Accumulation units      $         162,909 $         146,579 $         102,106 $         206,657 $         114,175 $       2,359,797
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total net assets    $         162,909 $         146,579 $         102,106 $         206,657 $         114,175 $       2,359,797
                        ================= ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                    7,802             8,557             7,879            10,900             6,462           157,215
                        ================= ================= ================= ================= ================= =================
Cost of investments     $         135,678 $         135,186 $         104,336 $         171,836 $          99,944 $       1,960,096
                        ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT
  VALUE
    Lowest              $           11.00 $            8.07 $            6.27 $           14.20 $           12.35 $           20.52
                        ================= ================= ================= ================= ================= =================
    Highest             $           11.00 $            8.07 $            6.27 $           14.20 $           12.35 $           20.52
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2012
-----------------------------------------------------------------------------------------------------------------------------------

                        DWS Investments
                           Variable        DWS Variable        DWS Variable       DWS Variable     DWS Variable      DWS Variable
                        Insurance Trust      Series I            Series I           Series I         Series I         Series II
                          Sub-Account       Sub-Account         Sub-Account       Sub-Account       Sub-Account      Sub-Account
                       ----------------- ----------------     ----------------  ---------------- ----------------  ----------------
                                                                                    DWS VIP                            DWS VIP
                           DWS VIP            DWS VIP             DWS VIP         Global Small        DWS VIP          Global
                       Small Cap Index A      Bond A           Core Equity A      Cap Growth A     International   Income Builder A
                       ----------------- ----------------     ----------------  ---------------- ----------------  ----------------
ASSETS
Investments, at fair
  value                $         828,014 $      5,747,999     $      1,554,711  $      4,356,070 $      2,185,242  $      3,469,258
Receivable from Fixed
  Account
                       ----------------- ----------------     ----------------  ---------------- ----------------  ----------------
    Total assets       $         828,014 $      5,747,999     $      1,554,711  $      4,356,070 $      2,185,242  $      3,469,258
                       ================= ================     ================  ================ ================  ================
LIABILITIES
Payable to Fixed
  Account              $                 $                    $                 $                $                 $
                       ----------------- ----------------     ----------------  ---------------- ----------------  ----------------
    Total liabilities
NET ASSETS             $         828,014 $      5,747,999     $      1,554,711  $      4,356,070 $      2,185,242  $      3,469,258
                       ================= ================     ================  ================ ================  ================
NET ASSETS
Accumulation units     $         828,014 $      5,747,999     $      1,554,711  $      4,356,070 $      2,185,242  $      3,469,258
                       ----------------- ----------------     ----------------  ---------------- ----------------  ----------------
    Total net assets   $         828,014 $      5,747,999     $      1,554,711  $      4,356,070 $      2,185,242  $      3,469,258
                       ================= ================     ================  ================ ================  ================
FUND SHARE INFORMATION
Number of shares                  61,063          975,891              182,264           316,115          274,528           145,157
                       ================= ================     ================  ================ ================  ================
Cost of investments    $         735,279 $      6,032,159     $      1,484,295  $      4,194,876 $      2,640,866  $      3,113,240
                       ================= ================     ================  ================ ================  ================
ACCUMULATION UNIT
  VALUE
    Lowest             $           25.95 $          17.62 (I) $          13.98  $          29.08 $          12.55  $          13.01
                       ================= ================     ================  ================ ================  ================
    Highest            $           25.95 $          20.20     $          13.98  $          29.08 $          12.55  $          13.73
                       ================= ================     ================  ================ ================  ================

(I)  The high and low accumulation unit value ("AUV") are reported at the same amount where there is only one policy offered for investment in the Sub-Account. Otherwise, when more than one policy is available for investment, a high and low AUV is reported.

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2012
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                  Fidelity          Fidelity          Fidelity
                            Federated         Federated         Federated         Variable          Variable          Variable
                            Insurance         Insurance         Insurance         Insurance         Insurance         Insurance
                             Series            Series            Series         Products Fund     Products Fund     Products Fund
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                            Federated                           Federated
                          Fund for U.S.       Federated          Managed                                                 VIP
                           Government        High Income       Volatility         VIP Asset                           Emerging
                          Securities II     Bond Fund II         Fund II           Manager       VIP Contrafund        Markets
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
  value                 $       7,180,334 $       8,958,866 $       2,757,459 $       8,470,547 $      59,645,955 $         239,013
Receivable from Fixed
  Account                                                                                       $           4,436
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total assets        $       7,180,334 $       8,958,866 $       2,757,459 $       8,470,547 $      59,650,391 $         239,013
                        ================= ================= ================= ================= ================= =================
LIABILITIES
Payable to Fixed
  Account               $                 $                 $                 $                 $                 $
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total liabilities
NET ASSETS              $       7,180,334 $       8,958,866 $       2,757,459 $       8,470,547 $      59,650,391 $         239,013
                        ================= ================= ================= ================= ================= =================
NET ASSETS
Accumulation units      $       7,180,334 $       8,958,866 $       2,757,459 $       8,470,547 $      59,650,391 $         239,013
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total net assets    $       7,180,334 $       8,958,866 $       2,757,459 $       8,470,547 $      59,650,391 $         239,013
                        ================= ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                  621,674         1,249,493           288,437           558,375         2,255,898            27,316
                        ================= ================= ================= ================= ================= =================
Cost of investments     $       7,066,366 $       8,367,655 $       2,578,513 $       7,936,958 $      56,566,589 $         239,070
                        ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT
  VALUE
    Lowest              $           19.99 $           23.53 $           15.70 $           18.76 $           10.93 $           10.33
                        ================= ================= ================= ================= ================= =================
    Highest             $           22.97 $           32.27 $           23.66 $           25.93 $           35.26 $           10.33
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------

                            Fidelity          Fidelity          Fidelity          Fidelity          Fidelity          Fidelity
                            Variable          Variable          Variable          Variable          Variable          Variable
                            Insurance         Insurance         Insurance         Insurance         Insurance         Insurance
                          Products Fund     Products Fund     Products Fund     Products Fund     Products Fund     Products Fund
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                                   VIP               VIP                                 VIP
                               VIP                               Growth             High                             Index 500 -
                          Equity-Income      VIP Growth         & Income           Income         VIP Index 500     Service Class
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
  value                 $      31,293,527 $      34,572,685 $         266,164 $         214,409 $      43,117,978 $       1,627,781
Receivable from Fixed
  Account               $         154,291 $           4,422
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total assets        $      31,447,818 $      34,577,107 $         266,164 $         214,409 $      43,117,978 $       1,627,781
                        ================= ================= ================= ================= ================= =================
LIABILITIES
Payable to Fixed
  Account               $                 $                 $                 $                 $                 $
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total liabilities
NET ASSETS              $      31,447,818 $      34,577,107 $         266,164 $         214,409 $      43,117,978 $       1,627,781
                        ================= ================= ================= ================= ================= =================
NET ASSETS
Accumulation units      $      31,447,818 $      34,577,107 $         266,164 $         214,409 $      43,117,978 $       1,627,781
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total net assets    $      31,447,818 $      34,577,107 $         266,164 $         214,409 $      43,117,978 $       1,627,781
                        ================= ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                1,569,385           822,180            18,243            36,903           297,530            11,262
                        ================= ================= ================= ================= ================= =================
Cost of investments     $      34,141,685 $      28,592,110 $         228,359 $         210,034 $      38,609,829 $       1,429,487
                        ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT
  VALUE
    Lowest              $           10.45 $           10.49 $           10.72 $           14.41 $           14.98 $           11.18
                        ================= ================= ================= ================= ================= =================
    Highest             $           35.13 $           31.04 $           10.72 $           14.41 $           16.81 $           11.18
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2012
-----------------------------------------------------------------------------------------------------------------------------------

                            Fidelity          Fidelity          Fidelity          Fidelity          Fidelity          Fidelity
                            Variable          Variable          Variable          Variable          Variable          Variable
                            Insurance         Insurance         Insurance         Insurance         Insurance         Insurance
                          Products Fund     Products Fund     Products Fund     Products Fund     Products Fund     Products Fund
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                 VIP                                                   VIP               VIP
                         VIP Investment          Mid               VIP                                Real              Value
                           Grade Bond            Cap          Money Market      VIP Overseas         Estate          Strategies
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
  value                 $       5,885,836 $         855,215 $      32,175,204 $      14,570,567 $         460,484 $         135,324
Receivable from Fixed
  Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total assets        $       5,885,836 $         855,215 $      32,175,204 $      14,570,567 $         460,484 $         135,324
                        ================= ================= ================= ================= ================= =================
LIABILITIES
Payable to Fixed
  Account               $                 $                 $         481,746 $                 $                 $
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total liabilities
NET ASSETS              $       5,885,836 $         855,215 $      31,693,458 $      14,570,567 $         460,484 $         135,324
                        ================= ================= ================= ================= ================= =================
NET ASSETS
Accumulation units      $       5,885,836 $         855,215 $      31,693,458 $      14,570,567 $         460,484 $         135,324
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total net assets    $       5,885,836 $         855,215 $      31,693,458 $      14,570,567 $         460,484 $         135,324
                        ================= ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                  450,677            27,994        32,175,204           905,567            26,741            12,180
                        ================= ================= ================= ================= ================= =================
Cost of investments     $       5,737,511 $         816,656 $      32,175,204 $      15,754,847 $         392,782 $         114,797
                        ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT
  VALUE
    Lowest              $           13.61 $           11.75 $           10.30 $           16.53 $           12.31 $           11.96
                        ================= ================= ================= ================= ================= =================
    Highest             $           16.55 $           11.75 $           16.22 $           20.42 $           12.31 $           11.96
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2012
-----------------------------------------------------------------------------------------------------------------------------------

                            Franklin          Franklin          Franklin          Franklin          Franklin          Franklin
                            Templeton         Templeton         Templeton         Templeton         Templeton         Templeton
                           Investments       Investments       Investments       Investments       Investments       Investments
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                               VIP               VIP                             VIP Mutual           VIP                VIP
                             Global             High               VIP             Global            Mutual             Small
                             Income            Income            Income           Discovery          Shares           Cap Value
                           Securities        Securities        Securities        Securities        Securities        Securities
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
  value                 $         569,046 $         127,360 $         243,034 $         310,199 $         165,882 $         366,532
Receivable from Fixed
  Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total assets        $         569,046 $         127,360 $         243,034 $         310,199 $         165,882 $         366,532
                        ================= ================= ================= ================= ================= =================
LIABILITIES
Payable to Fixed
  Account               $                 $                 $                 $                 $                 $
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total liabilities
NET ASSETS              $         569,046 $         127,360 $         243,034 $         310,199 $         165,882 $         366,532
                        ================= ================= ================= ================= ================= =================
NET ASSETS
Accumulation units      $         569,046 $         127,360 $         243,034 $         310,199 $         165,882 $         366,532
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total net assets    $         569,046 $         127,360 $         243,034 $         310,199 $         165,882 $         366,532
                        ================= ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                   28,452            18,168            15,710            15,095             9,506            19,727
                        ================= ================= ================= ================= ================= =================
Cost of investments     $         541,829 $         117,236 $         228,342 $         301,887 $         149,056 $         297,871
                        ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT
  VALUE
    Lowest              $           15.82 $           14.87 $           12.43 $           11.48 $           10.62 $           12.53
                        ================= ================= ================= ================= ================= =================
    Highest             $           15.82 $           14.87 $           12.43 $           11.48 $           10.62 $           12.53
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2012
-----------------------------------------------------------------------------------------------------------------------------------

                            Franklin          Franklin          Franklin
                            Templeton         Templeton         Templeton
                           Investments       Investments       Investments        Ibbotson          Ibbotson          Ibbotson
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                               VIP               VIP                             Aggressive         Balanced        Conservative
                            Small-Mid         Strategic            VIP             Growth              ETF               ETF
                           Cap Growth          Income             U.S.            ETF Asset           Asset             Asset
                           Securities        Securities        Government        Allocation        Allocation        Allocation
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
  value                 $         166,492 $         162,335 $         691,918 $       2,746,754 $       7,765,857 $         821,244
Receivable from Fixed
  Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total assets        $         166,492 $         162,335 $         691,918 $       2,746,754 $       7,765,857 $         821,244
                        ================= ================= ================= ================= ================= =================
LIABILITIES
Payable to Fixed
  Account               $                 $                 $                 $                 $                 $
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total liabilities
NET ASSETS              $         166,492 $         162,335 $         691,918 $       2,746,754 $       7,765,857 $         821,244
                        ================= ================= ================= ================= ================= =================
NET ASSETS
Accumulation units      $         166,492 $         162,335 $         691,918 $       2,746,754 $       7,765,857 $         821,244
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total net assets    $         166,492 $         162,335 $         691,918 $       2,746,754 $       7,765,857 $         821,244
                        ================= ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                    7,613            12,326            50,989           278,012           762,854            73,064
                        ================= ================= ================= ================= ================= =================
Cost of investments     $         155,127 $         157,662 $         689,801 $       2,369,465 $       7,537,986 $         814,794
                        ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT
  VALUE
    Lowest              $           11.90 $           14.14 $           12.42 $           10.54 $           11.33 $           11.78
                        ================= ================= ================= ================= ================= =================
    Highest             $           11.90 $           14.14 $           12.42 $           16.32 $           14.94 $           12.74
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2012
-----------------------------------------------------------------------------------------------------------------------------------

                                                                 Invesco           Invesco           Invesco           Invesco
                            Ibbotson          Ibbotson            Funds             Funds             Funds             Funds
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                             Growth          Income and
                               ETF             Growth            Invesco                          Invesco V.I.
                              Asset           ETF Asset        LIT Growth       Invesco V.I.       Government       Invesco V.I.
                           Allocation        Allocation        and Income        Core Equity       Securities        High Yield
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
  value                 $       6,752,379 $       1,287,581 $       3,708,146 $         481,259 $       1,005,320 $         353,899
Receivable from Fixed
  Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total assets        $       6,752,379 $       1,287,581 $       3,708,146 $         481,259 $       1,005,320 $         353,899
                        ================= ================= ================= ================= ================= =================
LIABILITIES
Payable to Fixed
  Account               $                 $                 $                 $                 $                 $
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total liabilities
NET ASSETS              $       6,752,379 $       1,287,581 $       3,708,146 $         481,259 $       1,005,320 $         353,899
                        ================= ================= ================= ================= ================= =================
NET ASSETS
Accumulation units      $       6,752,379 $       1,287,581 $       3,708,146 $         481,259 $       1,005,320 $         353,899
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total net assets    $       6,752,379 $       1,287,581 $       3,708,146 $         481,259 $       1,005,320 $         353,899
                        ================= ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                  712,276           123,687           184,761            15,967            81,074            63,084
                        ================= ================= ================= ================= ================= =================
Cost of investments     $       6,456,374 $       1,256,954 $       3,368,941 $         411,489 $         963,573 $         331,123
                        ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT
  VALUE
    Lowest              $           10.87 $           11.56 $           11.05 $           13.19 $           10.95 $           11.29
                        ================= ================= ================= ================= ================= =================
    Highest             $           15.82 $           13.76 $           21.75 $           13.19 $           10.95 $           11.29
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2012
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                     Invesco           Invesco
                             Invesco           Invesco           Invesco           Invesco            Funds             Funds
                              Funds             Funds             Funds             Funds          (Class II)        (Class II)
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                                                                     Invesco           Invesco
                          Invesco V.I.     Invesco VK V.I.   Invesco VK V.I.   Invesco VK V.I.   LIT Growth and      LIT Mid Cap
                             Mid Cap          American          American            Value            Income            Growth
                           Core Equity        Franchise           Value          Opportunity       (Class II)        (Class II)
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
  value                 $       1,871,792 $       1,353,986 $       8,738,441 $       4,884,293 $       4,651,310 $       2,938,243
Receivable from Fixed
  Account               $           6,169                   $          65,823
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total assets        $       1,877,961 $       1,353,986 $       8,804,264 $       4,884,293 $       4,651,310 $       2,938,243
                        ================= ================= ================= ================= ================= =================
LIABILITIES
Payable to Fixed
  Account               $                 $                 $                 $                 $                 $
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total liabilities
NET ASSETS              $       1,877,961 $       1,353,986 $       8,804,264 $       4,884,293 $       4,651,310 $       2,938,243
                        ================= ================= ================= ================= ================= =================
NET ASSETS
Accumulation units      $       1,877,961 $       1,353,986 $       8,804,264 $       4,884,293 $       4,651,310 $       2,938,243
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total net assets    $       1,877,961 $       1,353,986 $       8,804,264 $       4,884,293 $       4,651,310 $       2,938,243
                        ================= ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                  147,269            37,320           586,079           687,929           232,217           751,469
                        ================= ================= ================= ================= ================= =================
Cost of investments     $       1,731,746 $       1,385,043 $       7,937,023 $       5,306,188 $       4,278,591 $       2,652,094
                        ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT
  VALUE
    Lowest              $           15.83 $            9.75 $           12.26 $           10.92 $           15.32 $           15.54
                        ================= ================= ================= ================= ================= =================
    Highest             $           15.83 $            9.75 $           19.76 $           11.60 $           16.51 $           16.51
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2012
-----------------------------------------------------------------------------------------------------------------------------------

                           Janus Aspen       Janus Aspen       Janus Aspen       Janus Aspen       Janus Aspen       Janus Aspen
                             Series            Series            Series            Series            Series            Series
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                                Flexible            Forty            Global
                            Balanced         Enterprise           Bond            Portfolio        Technology      Janus Portfolio
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
  value                 $      29,132,796 $      31,378,346 $       7,688,555 $       3,362,354 $         169,416 $      24,848,659
Receivable from Fixed
  Account                                                                     $         156,033
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total assets        $      29,132,796 $      31,378,346 $       7,688,555 $       3,518,387 $         169,416 $      24,848,659
                        ================= ================= ================= ================= ================= =================
LIABILITIES
Payable to Fixed
  Account               $                 $                 $                 $                 $                 $
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total liabilities
NET ASSETS              $      29,132,796 $      31,378,346 $       7,688,555 $       3,518,387 $         169,416 $      24,848,659
                        ================= ================= ================= ================= ================= =================
NET ASSETS
Accumulation units      $      29,132,796 $      31,378,346 $       7,688,555 $       3,518,387 $         169,416 $      24,848,659
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total net assets    $      29,132,796 $      31,378,346 $       7,688,555 $       3,518,387 $         169,416 $      24,848,659
                        ================= ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                1,072,241           700,879           610,203            82,109            28,049           939,458
                        ================= ================= ================= ================= ================= =================
Cost of investments     $      26,922,580 $      22,489,299 $       7,478,224 $       2,671,915 $         144,067 $      20,998,387
                        ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT
  VALUE
    Lowest              $           13.13 $           11.71 $           14.59 $            9.86 $           12.80 $           15.77
                        ================= ================= ================= ================= ================= =================
    Highest             $           48.78 $           43.04 $           34.22 $           19.64 $           12.80 $           29.74
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2012
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                 Janus Aspen       Janus Aspen       Janus Aspen
                           Janus Aspen       Janus Aspen       Janus Aspen         Series            Series            Series
                             Series            Series            Series       (Service Shares)   (Service Shares) (Service Shares)
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                               Mid                                                                   Mid Cap
                               Cap                                                Balanced            Value           Overseas
                              Value           Overseas          Worldwide     (Service Shares)  (Service Shares)  (Service Shares)
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
  value                 $         219,975 $         510,004 $      23,520,054 $       5,222,667 $       3,042,658 $       5,965,936
Receivable from Fixed
  Account                                                                     $           4,550                   $           5,529
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total assets        $         219,975 $         510,004 $      23,520,054 $       5,227,217 $       3,042,658 $       5,971,465
                        ================= ================= ================= ================= ================= =================
LIABILITIES
Payable to Fixed
  Account               $                 $                 $                 $                 $                 $
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total liabilities
NET ASSETS              $         219,975 $         510,004 $      23,520,054 $       5,227,217 $       3,042,658 $       5,971,465
                        ================= ================= ================= ================= ================= =================
NET ASSETS
Accumulation units      $         219,975 $         510,004 $      23,520,054 $       5,227,217 $       3,042,658 $       5,971,465
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total net assets    $         219,975 $         510,004 $      23,520,054 $       5,227,217 $       3,042,658 $       5,971,465
                        ================= ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                   13,914            13,435           765,129           183,767           195,418           161,111
                        ================= ================= ================= ================= ================= =================
Cost of investments     $         209,169 $         562,065 $      20,732,572 $       5,028,401 $       2,865,492 $       7,402,681
                        ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT
  VALUE
    Lowest              $           11.91 $            8.11 $           14.01 $           21.69 $           18.44 $            7.85
                        ================= ================= ================= ================= ================= =================
    Highest             $           11.91 $            8.11 $           28.83 $           21.69 $           18.44 $            8.07
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2012
-----------------------------------------------------------------------------------------------------------------------------------

                                                               Legg Mason        Legg Mason        Legg Mason
                                                                Partners          Partners         Partners
                           Janus Aspen         Lazard           Variable          Variable          Variable         MFS Variable
                             Series          Retirement       Portfolios I,      Portfolios I,    Portfolios I,       Insurance
                        (Service Shares)    Series, Inc.           Inc.              Inc.             Inc.              Trust
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account        Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                               Legg Mason        Legg Mason
                                                               ClearBridge       ClearBridge       Legg Mason
                                               Emerging        Variable            Variable       Western Assets
                            Worldwide           Markets      Fundamental All     Large Cap       Variable Global         MFS
                        (Service Shares)        Equity      Cap Value Class I   Value Class I    High Yield Bond       Growth
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
  value                 $         694,925 $       1,666,139 $         895,787 $       1,574,517 $       2,306,035 $       6,608,508
Receivable from Fixed
  Account                                 $          59,772
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total assets        $         694,925 $       1,725,911 $         895,787 $       1,574,517 $       2,306,035 $       6,608,508
                        ================= ================= ================= ================= ================= =================
LIABILITIES
Payable to Fixed
  Account               $                 $                 $                 $                 $                 $
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total liabilities
NET ASSETS              $         694,925 $       1,725,911 $         895,787 $       1,574,517 $       2,306,035 $       6,608,508
                        ================= ================= ================= ================= ================= =================
NET ASSETS
Accumulation units      $         694,925 $       1,725,911 $         895,787 $       1,574,517 $       2,306,035 $       6,608,508
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total net assets    $         694,925 $       1,725,911 $         895,787 $       1,574,517 $       2,306,035 $       6,608,508
                        ================= ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                   22,920            74,984            43,548           102,175           283,994           229,223
                        ================= ================= ================= ================= ================= =================
Cost of investments     $         612,802 $       1,477,423 $         890,050 $       1,405,427 $       2,294,041 $       4,634,859
                        ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT
  VALUE
    Lowest              $           17.29 $           55.15 $            9.90 $           14.60 $           18.88 $           18.04
                        ================= ================= ================= ================= ================= =================
    Highest             $           17.29 $           55.15 $            9.90 $           15.51 $           18.88 $           18.04
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2012
-----------------------------------------------------------------------------------------------------------------------------------

                          MFS Variable      MFS Variable      MFS Variable      MFS Variable      MFS Variable      MFS Variable
                            Insurance         Insurance         Insurance         Insurance         Insurance         Insurance
                              Trust             Trust             Trust             Trust             Trust             Trust
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                            MFS Investors
                               MFS             Growth         MFS Investors        MFS New                            MFS Total
                           High Income          Stock             Trust           Discovery       MFS Research         Return
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
  value                 $       1,072,481 $         747,885 $       4,369,382 $       8,398,202 $       2,648,705 $      10,525,261
Receivable from Fixed
  Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total assets        $       1,072,481 $         747,885 $       4,369,382 $       8,398,202 $       2,648,705 $      10,525,261
                        ================= ================= ================= ================= ================= =================
LIABILITIES
Payable to Fixed
  Account               $                 $                 $                 $                 $                 $
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total liabilities
NET ASSETS              $       1,072,481 $         747,885 $       4,369,382 $       8,398,202 $       2,648,705 $      10,525,261
                        ================= ================= ================= ================= ================= =================
NET ASSETS
Accumulation units      $       1,072,481 $         747,885 $       4,369,382 $       8,398,202 $       2,648,705 $      10,525,261
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total net assets    $       1,072,481 $         747,885 $       4,369,382 $       8,398,202 $       2,648,705 $      10,525,261
                        ================= ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                  122,151            61,252           190,553           534,237           121,222           524,951
                        ================= ================= ================= ================= ================= =================
Cost of investments     $       1,050,490 $         621,641 $       3,401,112 $       7,437,900 $       2,026,862 $       9,932,074
                        ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT
  VALUE
    Lowest              $           17.75 $           16.04 $           15.93 $           32.16 $           17.16 $           21.52
                        ================= ================= ================= ================= ================= =================
    Highest             $           17.75 $           16.04 $           15.93 $           32.16 $           17.16 $           21.52
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2012
-----------------------------------------------------------------------------------------------------------------------------------

                                                              MFS Variable
                          MFS Variable      MFS Variable        Insurance        Oppenheimer       Oppenheimer       Oppenheimer
                            Insurance         Insurance           Trust           Variable          Variable          Variable
                              Trust             Trust        (Service Class)    Account Funds     Account Funds     Account Funds
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                                 MFS New
                                                                Discovery                          Oppenheimer       Oppenheimer
                                                                 Series          Oppenheimer          Core             Global
                          MFS Utilities       MFS Value      (Service Class)      Balanced            Bond           Securities
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
  value                 $       2,315,447 $       1,457,837 $         715,473 $         160,043 $          87,469 $         426,452
Receivable from Fixed
  Account               $          42,478 $         121,182
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total assets        $       2,357,925 $       1,579,019 $         715,473 $         160,043 $          87,469 $         426,452
                        ================= ================= ================= ================= ================= =================
LIABILITIES
Payable to Fixed
  Account               $                 $                 $                 $                 $                 $
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total liabilities
NET ASSETS              $       2,357,925 $       1,579,019 $         715,473 $         160,043 $          87,469 $         426,452
                        ================= ================= ================= ================= ================= =================
NET ASSETS
Accumulation units      $       2,357,925 $       1,579,019 $         715,473 $         160,043 $          87,469 $         426,452
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total net assets    $       2,357,925 $       1,579,019 $         715,473 $         160,043 $          87,469 $         426,452
                        ================= ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                   83,802           101,239            47,666            12,783            10,589            13,101
                        ================= ================= ================= ================= ================= =================
Cost of investments     $       2,100,066 $       1,306,854 $         726,935 $         142,758 $          81,103 $         366,125
                        ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT
  VALUE
    Lowest              $           40.83 $           16.85 $           17.44 $            9.08 $            8.88 $           11.25
                        ================= ================= ================= ================= ================= =================
    Highest             $           40.83 $           16.85 $           17.44 $            9.08 $            8.88 $           11.25
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2012
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                   Oppenheimer       Oppenheimer
                                                                                                    Variable          Variable
                           Oppenheimer       Oppenheimer       Oppenheimer       Oppenheimer      Account Funds     Account Funds
                            Variable          Variable          Variable          Variable       (Service Shares   (Service Shares
                          Account Funds     Account Funds     Account Funds     Account Funds        ("SS"))           ("SS"))
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                                                                                     Oppenheimer
                           Oppenheimer       Oppenheimer       Oppenheimer                         Oppenheimer       Main Street
                        Global Strategic     Main Street     Small & MidCap      Oppenheimer         Global            Small &
                             Income        Small & Mid Cap     Growth Fund          Value        Securities (SS)    Mid Cap (SS)
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
  value                 $         154,257 $       7,395,531 $       1,458,311 $         146,590 $       7,573,071 $       5,869,688
Receivable from Fixed
  Account                                 $         181,493
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total assets        $         154,257 $       7,577,024 $       1,458,311 $         146,590 $       7,573,071 $       5,869,688
                        ================= ================= ================= ================= ================= =================
LIABILITIES
Payable to Fixed
  Account               $                 $                 $                 $                 $                 $
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total liabilities
NET ASSETS              $         154,257 $       7,577,024 $       1,458,311 $         146,590 $       7,573,071 $       5,869,688
                        ================= ================= ================= ================= ================= =================
NET ASSETS
Accumulation units      $         154,257 $       7,577,024 $       1,458,311 $         146,590 $       7,573,071 $       5,869,688
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total net assets    $         154,257 $       7,577,024 $       1,458,311 $         146,590 $       7,573,071 $       5,869,688
                        ================= ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                   27,206           367,206            26,612            16,021           234,824           294,073
                        ================= ================= ================= ================= ================= =================
Cost of investments     $         147,074 $       5,843,276 $       1,168,319 $         124,481 $       6,832,361 $       4,942,744
                        ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT
  VALUE
    Lowest              $           13.01 $           12.69 $           13.15 $           12.42 $           17.74 $           18.78
                        ================= ================= ================= ================= ================= =================
    Highest             $           13.01 $           27.75 $           13.15 $           12.42 $           17.74 $           20.24
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2012
-----------------------------------------------------------------------------------------------------------------------------------

                                           Panorama Series
                                             Funds, Inc.
                         Panorama Series   (Service Class    PIMCO Variable    PIMCO Variable    PIMCO Variable    PIMCO Variable
                           Funds, Inc.         ("SC"))       Insurance Trust   Insurance Trust   Insurance Trust   Insurance Trust
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                           Oppenheimer       Oppenheimer
                          International     International                                             PIMCO             PIMCO
                             Growth          Growth (SC)      Foreign Bond      Money Market       Real Return      Total Return
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
  value                 $       1,232,162 $       1,972,992 $       4,899,433 $       2,524,103 $       3,992,525 $      20,240,523
Receivable from Fixed
  Account                                                   $           2,271 $           2,427 $           2,393 $           9,313
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total assets        $       1,232,162 $       1,972,992 $       4,901,704 $       2,526,530 $       3,994,918 $      20,249,836
                        ================= ================= ================= ================= ================= =================
LIABILITIES
Payable to Fixed
  Account               $                 $                 $                 $                 $                 $
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total liabilities
NET ASSETS              $       1,232,162 $       1,972,992 $       4,901,704 $       2,526,530 $       3,994,918 $      20,249,836
                        ================= ================= ================= ================= ================= =================
NET ASSETS
Accumulation units      $       1,232,162 $       1,972,992 $       4,901,704 $       2,526,530 $       3,994,918 $      20,249,836
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total net assets    $       1,232,162 $       1,972,992 $       4,901,704 $       2,526,530 $       3,994,918 $      20,249,836
                        ================= ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                  595,247           921,959           453,651         2,524,103           280,177         1,752,426
                        ================= ================= ================= ================= ================= =================
Cost of investments     $       1,019,360 $       1,678,715 $       4,640,594 $       2,524,103 $       3,656,682 $      18,954,252
                        ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT
  VALUE
    Lowest              $           10.81 $           19.25 $           17.22 $           11.73 $           17.83 $           18.49
                        ================= ================= ================= ================= ================= =================
    Highest             $           35.59 $           19.25 $           18.56 $           11.73 $           17.83 $           19.92
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2012
-----------------------------------------------------------------------------------------------------------------------------------

                             Putnam            Putnam            Putnam             Rydex         T. Rowe Price     T. Rowe Price
                            Variable          Variable        Variable Trust       Variable           Equity            Equity
                              Trust       Trust (Class IA)      (Class IA)           Trust         Series, Inc.      Series, Inc.
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                                                 Guggenheim
                                                                   VT              VT U.S.
                                                              International      Long Short       T. Rowe Price
                        VT International    VT High Yield      Value Fund         Momentum          Blue Chip       T. Rowe Price
                           Value Fund        (Class IA)        (Class IA)           Fund             Growth         Equity Income
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
  value                 $       3,278,065 $         827,768 $       1,163,949 $         685,763 $       3,132,058 $      22,489,503
Receivable from Fixed
  Account                                 $         164,548
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total assets        $       3,278,065 $         992,316 $       1,163,949 $         685,763 $       3,132,058 $      22,489,503
                        ================= ================= ================= ================= ================= =================
LIABILITIES
Payable to Fixed
  Account               $                 $                 $                 $                 $                 $
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total liabilities
NET ASSETS              $       3,278,065 $         992,316 $       1,163,949 $         685,763 $       3,132,058 $      22,489,503
                        ================= ================= ================= ================= ================= =================
NET ASSETS
Accumulation units      $       3,278,065 $         992,316 $       1,163,949 $         685,763 $       3,132,058 $      22,489,503
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total net assets    $       3,278,065 $         992,316 $       1,163,949 $         685,763 $       3,132,058 $      22,489,503
                        ================= ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                  352,480           116,751           123,956            54,905           232,867         1,009,856
                        ================= ================= ================= ================= ================= =================
Cost of investments     $       4,190,429 $         786,473 $       1,385,391 $         678,586 $       2,313,708 $      20,736,851
                        ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT
  VALUE
    Lowest              $           15.22 $           24.47 $           22.07 $           19.27 $           16.32 $           22.14
                        ================= ================= ================= ================= ================= =================
    Highest             $           16.40 $           24.47 $           22.07 $           19.27 $           16.32 $           22.14
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2012
-----------------------------------------------------------------------------------------------------------------------------------

                          T. Rowe Price     T. Rowe Price     T. Rowe Price          The               The               The
                             Equity            Equity         International         Alger             Alger             Alger
                          Series, Inc.      Series, Inc.      Series, Inc.       Portfolios        Portfolios        Portfolios
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                                                                      Alger             Alger
                                            T. Rowe Price     T. Rowe Price         Alger            Capital           Income
                          T. Rowe Price      New America      International       Balanced        Appreciation       and Growth
                         Mid-Cap Growth        Growth             Stock           Class I-2         Class I-2         Class I-2
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
  value                 $       9,143,849 $       2,157,931 $       3,729,981 $         100,580 $      14,990,317 $       4,768,718
Receivable from Fixed
  Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total assets        $       9,143,849 $       2,157,931 $       3,729,981 $         100,580 $      14,990,317 $       4,768,718
                        ================= ================= ================= ================= ================= =================
LIABILITIES
Payable to Fixed
  Account               $                 $                 $                 $                 $                 $
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total liabilities
NET ASSETS              $       9,143,849 $       2,157,931 $       3,729,981 $         100,580 $      14,990,317 $       4,768,718
                        ================= ================= ================= ================= ================= =================
NET ASSETS
Accumulation units      $       9,143,849 $       2,157,931 $       3,729,981 $         100,580 $      14,990,317 $       4,768,718
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total net assets    $       9,143,849 $       2,157,931 $       3,729,981 $         100,580 $      14,990,317 $       4,768,718
                        ================= ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                  415,630            95,189           268,344             8,495           246,511           408,631
                        ================= ================= ================= ================= ================= =================
Cost of investments     $       8,394,591 $       1,815,009 $       3,597,280 $          94,220 $       9,757,035 $       4,229,150
                        ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT
  VALUE
    Lowest              $           35.67 $           17.03 $           16.15 $           10.78 $           12.42 $           17.98
                        ================= ================= ================= ================= ================= =================
    Highest             $           35.67 $           17.03 $           16.15 $           10.78 $           28.35 $           17.98
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2012
-----------------------------------------------------------------------------------------------------------------------------------

                               The               The               The          The Universal     The Universal     The Universal
                              Alger             Alger             Alger         Institutional     Institutional     Institutional
                           Portfolios        Portfolios        Portfolios        Funds, Inc.       Funds, Inc.       Funds, Inc.
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                              Alger             Alger             Alger        Morgan Stanley                      Morgan Stanley
                            Large Cap          MidCap           SmallCap        UIF Emerging     Morgan Stanley       UIF U.S.
                             Growth            Growth            Growth            Markets         UIF Growth        Real Estate
                            Class I-2         Class I-2         Class I-2          Class I           Class I           Class I
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
  value                 $       9,682,491 $      20,801,663 $       6,132,023 $         292,431 $       1,743,656 $       5,627,502
Receivable from Fixed
  Account               $          74,015
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total assets        $       9,756,506 $      20,801,663 $       6,132,023 $         292,431 $       1,743,656 $       5,627,502
                        ================= ================= ================= ================= ================= =================
LIABILITIES
Payable to Fixed
  Account               $                 $                 $                 $                 $                 $
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total liabilities
NET ASSETS              $       9,756,506 $      20,801,663 $       6,132,023 $         292,431 $       1,743,656 $       5,627,502
                        ================= ================= ================= ================= ================= =================
NET ASSETS
Accumulation units      $       9,756,506 $      20,801,663 $       6,132,023 $         292,431 $       1,743,656 $       5,627,502
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total net assets    $       9,756,506 $      20,801,663 $       6,132,023 $         292,431 $       1,743,656 $       5,627,502
                        ================= ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                  206,802         1,535,178           220,735            19,456            79,474           360,969
                        ================= ================= ================= ================= ================= =================
Cost of investments     $       7,921,217 $      23,396,409 $       5,597,075 $         250,063 $       1,364,368 $       5,565,873
                        ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT
  VALUE
    Lowest              $           10.68 $            9.28 $           17.85 $            9.14 $           11.84 $           32.61
                        ================= ================= ================= ================= ================= =================
    Highest             $           16.04 $           23.61 $           17.85 $            9.14 $           18.36 $           32.61
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2012
-----------------------------------------------------------------------------------------------------------------------------------

                             Van Eck           Van Eck           Van Eck
                            Worldwide         Worldwide         Worldwide
                            Insurance         Insurance         Insurance       Wells Fargo       Wells Fargo
                              Trust             Trust             Trust        Variable Trust   Variable Trust
                           Sub-Account       Sub-Account       Sub-Account      Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- -----------------
                             Van Eck                            Van Eck
                            Worldwide          Van Eck          Worldwide      Wells Fargo VT    Wells Fargo VT
                            Emerging          Worldwide       Multi-Manager      Advantage         Advantage
                             Markets         Hard Assets      Alternatives       Discovery        Opportunity
                        ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
  value                 $       4,514,445 $       3,738,856 $         213,287 $       4,870,323 $       6,456,751
Receivable from Fixed
  Account               $          34,456
                        ----------------- ----------------- ----------------- ----------------- -----------------
    Total assets        $       4,548,901 $       3,738,856 $         213,287 $       4,870,323 $       6,456,751
                        ================= ================= ================= ================= =================
LIABILITIES
Payable to Fixed
  Account               $                 $                 $                 $                 $
                        ----------------- ----------------- ----------------- ----------------- -----------------
    Total liabilities
NET ASSETS              $       4,548,901 $       3,738,856 $         213,287 $       4,870,323 $       6,456,751
                        ================= ================= ================= ================= =================
NET ASSETS
Accumulation units      $       4,548,901 $       3,738,856 $         213,287 $       4,870,323 $       6,456,751
                        ----------------- ----------------- ----------------- ----------------- -----------------
    Total net assets    $       4,548,901 $       3,738,856 $         213,287 $       4,870,323 $       6,456,751
                        ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                  334,403           128,351            21,566           193,574           322,032
                        ================= ================= ================= ================= =================
Cost of investments     $       4,388,913 $       3,878,221 $         214,256 $       3,058,229 $       6,252,527
                        ================= ================= ================= ================= =================
ACCUMULATION UNIT
  VALUE
    Lowest              $           29.63 $           32.84 $           11.57 $           20.33 $           15.94
                        ================= ================= ================= ================= =================
    Highest             $           29.63 $           32.84 $           11.57 $           20.33 $           15.94
                        ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2012
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                         DWS
                                                                                                                     Investments
                                                                                                                       Variable
                       AllianceBernstein AllianceBernstein AllianceBernstein  AllianceBernstein AllianceBernstein   Insurance Trust
                          Sub-Account       Sub-Account        Sub-Account         Sub-Account     Sub-Account        Sub-Account
                       ----------------- ----------------- -----------------  ----------------- -----------------  ----------------
                               VPS                                                   VPS               VPS
                             Growth            VPS                VPS               Small           Small/Mid          DWS VIP
                          and Income       International     International       Cap Growth         Cap Value         Equity 500
                            Class A        Growth Class A    Value Class A         Class A           Class A           Index A
                       ----------------- ----------------- -----------------  ----------------- -----------------  ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends              $           2,260 $           1,894 $           1,582  $               - $             537  $         39,819
Charges from
  Lincoln
  Benefit Life
  Company:
    Mortality and
      expense risk                     -                 -                 -                  -                 -                 -
    Administrative
      expense                          -                 -                 -                  -                 -                 -
                       ----------------- ----------------- -----------------  ----------------- -----------------  ----------------
    Net investment
      income (loss)                2,260              1,894            1,582                  -               537            39,819
                       ----------------- ----------------- -----------------  ----------------- -----------------  ----------------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains
  (losses) on fund
  shares:
    Proceeds from
      sales                       23,427            23,369            12,742             32,819            14,939           183,234
    Cost of
      investments
      sold                        19,800            22,052            14,117             25,387            13,151           156,922
                       ----------------- ----------------- -----------------  ----------------- -----------------  ----------------
      Realized gains
        (losses) on
        fund shares                3,627             1,317            (1,375)             7,432             1,788            26,312
Realized gain
  distributions                        -                 -                 -              6,944             3,131                 -
                       ----------------- ----------------- -----------------  ----------------- -----------------  ----------------
    Net realized
     gains (losses)                3,627             1,317            (1,375)            14,376             4,919            26,312
Change in unrealized
  gains (losses)                  15,428            14,228            12,224             11,307            11,418           260,520
                       ----------------- ----------------- -----------------  ----------------- -----------------  ----------------
    Net realized and
      change in
      unrealized
      gains (losses)
       on investments             19,055            15,545            10,849             25,683            16,337           286,832
                       ----------------- ----------------- -----------------  ----------------- -----------------  ----------------
INCREASE (DECREASE)
 IN NET ASSETS
  FROM OPERATIONS      $          21,315 $          17,439 $          12,431  $          25,683 $          16,874  $        326,651
                       ================= ================= =================  ================= =================  ================


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2012
-----------------------------------------------------------------------------------------------------------------------------------

                       DWS Investments
                           Variable        DWS Variable      DWS Variable        DWS Variable      DWS Variable      DWS Variable
                       Insurance Trust       Series I          Series I            Series I          Series I          Series II
                         Sub-Account       Sub-Account       Sub-Account         Pub-Account       Sub-Account        Sub-Account
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
                                                                                                                         DWS VIP
                           DWS VIP                              DWS VIP             DWS VIP                               Global
                          Small Cap          DWS VIP             Core            Global Small         DWS VIP            Income
                           Index A           Bond A           Equity A (a)       Cap Growth A      International      Builder A (b)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends              $          6,624  $        254,060  $         19,545   $         30,600   $         36,523  $         55,072
Charges from Lincoln
  Benefit Life
  Company:
    Mortality and
      expense risk                    -            (9,017)                -                  -                  -            (2,516)
    Administrative
      expense                         -                 -                 -                  -                  -                 -
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
    Net investment
      income (loss)               6,624           245,043            19,545             30,600             36,523            52,556
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains
  (losses) on fund
  shares:
    Proceeds from
      sales                      38,940         1,963,214           136,491            778,524            174,000           729,591
    Cost of
      investments sold           37,127         2,111,799           138,797            787,657            236,527           690,171
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
      Realized gains
        (losses) on
        fund shares               1,813          (148,585)           (2,306)            (9,133)           (62,527)           39,420
Realized gain
  distributions                     176                 -                 -            239,036                  -                 -
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
    Net realized gains
      (losses)                    1,989          (148,585)           (2,306)           229,903            (62,527)           39,420
Change in unrealized
  gains (losses)                102,681           340,895           199,087            364,978            345,957           321,068
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
    Net realized and
      change in
      unrealized gains
      (losses) on
      investments               104,670           192,310           196,781            594,881            283,430           360,488
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM OPERATIONS      $        111,294  $        437,353  $        216,326   $        625,481   $        319,953  $        413,044
                       ================  ================  ================   ================   ================  ================

(a) Previously known as DWS VIP Growth and Income A
(b) Previously known as DWS VIP Balanced A

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2012
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                  Fidelity           Fidelity          Fidelity
                           Federated         Federated        Federated           Variable           Variable          Variable
                           Insurance         Insurance        Insurance          Insurance          Insurance          Insurance
                             Series           Series           Series          Products Fund      Products Fund      Products Fund
                          Sub-Account       Sub-Account      Sub-Account        Sub-Account        Sub-Account        Sub-Account
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
                           Federated                           Federated
                         Fund for U.S.       Federated          Managed                                                  VIP
                           Government       High Income       Volatility          VIP Asset                            Emerging
                         Securities II     Bond Fund II         Fund II            Manager        VIP Contrafund       Markets
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends              $        276,597  $        711,174  $         84,611   $        129,453   $        791,374  $          2,400
Charges from Lincoln
  Benefit Life
  Company:
    Mortality and
      expense risk              (11,889)          (21,923)           (9,242)           (33,116)          (117,472)                -
    Administrative
      expense                         -                 -                 -                  -                  -                 -
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
    Net investment
      income (loss)             264,708           689,251            75,369             96,337            673,902             2,400
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains
  (losses) on fund
  shares:
    Proceeds from
     sales                    2,547,326         2,290,247           550,955            967,217          6,641,239            31,655
    Cost of
      investments sold        2,496,547         2,255,898           535,658            925,263          6,485,373            33,635
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
      Realized gains
        (losses) on
        fund shares              50,779            34,349            15,297             41,954            155,866            (1,980)
Realized gain
  distributions                       -                 -           169,909             61,984                  -               267
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
    Net realized gains
      (losses)                   50,779            34,349           185,206            103,938            155,866            (1,713)
Change in unrealized
  gains (losses)               (107,269)          485,466            73,102            756,974          7,974,370            26,690
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
    Net realized and
      change in
      unrealized gains
      (losses) on
      investments               (56,490)          519,815           258,308            860,912          8,130,236            24,977
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM OPERATIONS      $        208,218  $      1,209,066  $        333,677   $        957,249   $      8,804,138  $         27,377
                       ================  ================  ================   ================   ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2012
-----------------------------------------------------------------------------------------------------------------------------------

                            Fidelity          Fidelity           Fidelity         Fidelity           Fidelity          Fidelity
                            Variable          Variable           Variable         Variable           Variable          Variable
                           Insurance          Insurance         Insurance        Insurance          Insurance          Insurance
                         Products Fund      Products Fund     Products Fund    Products Fund      Products Fund      Products Fund
                          Sub-Account        Sub-Account       Sub-Account      Sub-Account        Sub-Account        Sub-Account
                       ----------------  ----------------  ----------------   ----------------   ----------------  -----------------
                                                                  VIP               VIP                                   VIP
                              VIP                                Growth             High                              Index 500 -
                        Equity-Income       VIP Growth         & Income            Income         VIP Index 500      Service Class
                       ----------------  ----------------  ----------------   ----------------   ----------------  -----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends              $        950,513  $        209,139  $          5,699   $         11,949   $        884,324  $         31,915
Charges from Lincoln
  Benefit Life
  Company:
    Mortality and
      expense risk              (99,441)         (100,398)                -                  -            (14,798)                -
    Administrative
      expense                         -                 -                 -                  -                  -                 -
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
    Net investment
      income (loss)             851,072           108,741             5,699             11,949            869,526            31,915
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains
  (losses) on fund
  shares:
    Proceeds from
     sales                    3,687,703         3,312,648            30,598            156,930          4,456,289           111,815
    Cost of
      investments sold        4,008,580         2,775,321            26,009            150,260          4,134,650            97,656
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
      Realized gains
        (losses) on
        fund shares            (320,877)          537,327             4,589              6,670            321,639            14,159
Realized gain
  distributions               1,945,536                 -               122                  -            543,661            16,294
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
    Net realized gains
      (losses)                1,624,659           537,327             4,711              6,670            865,300            30,453
Change in unrealized
  gains (losses)              2,316,704         3,955,283            23,553             15,901          4,393,110           130,412
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
    Net realized and
      change in
      unrealized gains
      (losses) on
      investments             3,941,363         4,492,610            28,264             22,571          5,258,410           160,865
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM OPERATIONS      $      4,792,435  $      4,601,351  $         33,963   $         34,520   $      6,127,936  $        192,780
                       ================  ================  ================   ================   ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2012
-----------------------------------------------------------------------------------------------------------------------------------

                            Fidelity          Fidelity         Fidelity           Fidelity           Fidelity          Fidelity
                            Variable          Variable         Variable           Variable           Variable          Variable
                           Insurance          Insurance       Insurance          Insurance          Insurance          Insurance
                         Products Fund      Products Fund   Products Fund      Products Fund      Products Fund      Products Fund
                          Sub-Account        Sub-Account      Sub-Account        Sub-Account        Sub-Account       Sub-Account
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
                                               VIP                                                     VIP                VIP
                        VIP Investment         Mid               VIP                                   Real              Value
                          Grade Bond           Cap           Money Market       VIP Overseas          Estate          Strategies
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends              $        136,159  $          5,165  $         38,950   $        265,320   $          6,157  $            771
Charges from Lincoln
  Benefit Life
  Company:
    Mortality and
      expense risk                    -                 -           (45,843)           (28,056)                 -                 -
    Administrative
      expense                         -                 -                 -                  -                  -                 -
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
    Net investment
      income (loss)             136,159             5,165            (6,893)           237,264              6,157               771
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains
  (losses) on fund
  shares:
    Proceeds from
      sales                     400,454            98,781        12,258,663          1,834,186             21,228            49,713
    Cost of
      investments sold          383,523            87,759        12,258,663          2,133,360             17,433            42,530
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
      Realized gains
        (losses) on
        fund shares              16,931            11,022                 -           (299,174)             3,795             7,183
Realized gain
  distributions                 152,480            66,133                 -             45,656              8,090                 -
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
    Net realized gains
      (losses)                  169,411            77,155                 -           (253,518)            11,885             7,183
Change in unrealized
  gains (losses)                 14,464            19,537                 -          2,544,304             32,806            18,357
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
    Net realized and
      change in
      unrealized gains
      (losses) on
      investments               183,875            96,692                 -          2,290,786             44,691            25,540
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM OPERATIONS      $        320,034  $        101,857  $         (6,893)  $      2,528,050   $         50,848  $         26,311
                       ================  ================  ================   ================   ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2012
-----------------------------------------------------------------------------------------------------------------------------------

                           Franklin          Franklin          Franklin           Franklin           Franklin          Franklin
                          Templeton         Templeton         Templeton          Templeton          Templeton         Templeton
                         Investments       Investments       Investments        Investments        Investments       Investments
                         Sub-Account       Sub-Account       Sub-Account        Sub-Account        Sub-Account       Sub-Account
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
                            VIP                VIP                               VIP Mutual            VIP                VIP
                           Global             High               VIP               Global             Mutual             Small
                           Income            Income             Income           Discovery            Shares           Cap Value
                         Securities        Securities         Securities         Securities         Securities        Securities
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends              $         36,441  $          7,537  $         13,305   $          9,200   $          3,356  $          2,945
Charges from Lincoln
  Benefit Life
  Company:
    Mortality and
      expense risk                    -                 -                 -                  -                  -                 -
    Administrative
      expense                         -                 -                 -                  -                  -                 -
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
    Net investment
      income (loss)              36,441             7,537            13,305              9,200              3,356             2,945
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains
  (losses) on fund
  shares:
    Proceeds from
      sales                     272,944            12,304            15,201             44,039              9,759            40,266
    Cost of
      investments sold          271,264            11,561            14,633             43,780              8,924            35,211
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
      Realized gains
        (losses) on
        fund shares               1,680               743               568                259                835             5,055
Realized gain
  distributions                     887                 -                 -             15,965                  -                 -
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
    Net realized gains
      (losses)                    2,567               743               568             16,224                835             5,055
Change in unrealized
  gains (losses)                 36,325             6,852            10,401              8,754             13,668            44,442
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
    Net realized and
      change in
      unrealized gains
      (losses) on
      investments                38,892             7,595            10,969             24,978             14,503            49,497
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM OPERATIONS      $         75,333  $         15,132  $         24,274   $         34,178   $         17,859  $         52,442
                       ================  ================  ================   ================   ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2012
-----------------------------------------------------------------------------------------------------------------------------------

                           Franklin          Franklin           Franklin
                          Templeton          Templeton         Templeton
                         Investments        Investments       Investments          Ibbotson           Ibbotson          Ibbotson
                         Sub-Account        Sub-Account       Sub-Account        Sub-Account        Sub-Account        Sub-Account
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
                             VIP                VIP                               Aggressive          Balanced        Conservative
                          Small-Mid          Strategic            VIP               Growth              ETF                ETF
                          Cap Growth          Income              U.S.            ETF Asset            Asset              Asset
                          Securities        Securities         Government         Allocation         Allocation        Allocation
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends              $              -  $         11,033  $          5,376   $         35,761   $        126,861  $         11,896
Charges from Lincoln
  Benefit Life
  Company:
    Mortality and
      expense risk                    -                 -                 -               (259)            (5,259)             (959)
    Administrative
      expense                         -                 -                 -                  -                  -                 -
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
    Net investment
      income (loss)                   -            11,033             5,376             35,502            121,602            10,937
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains
  (losses) on fund
  shares:
    Proceeds from
      sales                      34,029            55,144            17,893            315,057            693,373           601,163
    Cost of
      investments sold           30,951            54,932            17,610            281,843            656,764           589,907
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
      Realized gains
        (losses) on
        fund shares               3,078               212               283             33,214             36,609            11,256
Realized gain
  distributions                   9,000               180                 -                436            321,529            14,180
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
    Net realized gains
      (losses)                   12,078               392               283             33,650            358,138            25,436
Change in unrealized
  gains (losses)                  1,908             5,111            (2,414)           238,009            108,851              (762)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
    Net realized and
      change in
      unrealized gains
      (losses) on
      investments                13,986             5,503            (2,131)           271,659            466,989            24,674
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM OPERATIONS      $         13,986  $         16,536  $          3,245   $        307,161   $        588,591  $         35,611
                       ================  ================  ================   ================   ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2012
-----------------------------------------------------------------------------------------------------------------------------------

                                                                Invesco           Invesco            Invesco            Invesco
                           Ibbotson         Ibbotson             Funds             Funds              Funds              Funds
                         Sub-Account       Sub-Account        Sub-Account       Sub-Account        Sub-Account        Sub-Account
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
                            Growth          Income and
                             ETF              Growth            Invesco         Invesco V.I.                         Invesco V.I.
                            Asset            ETF Asset         LIT Growth         Capital          Invesco V.I.       Government
                          Allocation        Allocation         and Income     Appreciation (c)     Core Equity        Securities
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends              $         95,133  $         22,864  $         54,587   $              -   $          4,656  $         31,330
Charges from Lincoln
  Benefit Life
  Company:
    Mortality and
      expense risk                 (826)             (522)                -                  -                  -                 -
    Administrative
      expense                         -                 -                 -                  -                  -                 -
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
    Net investment
      income (loss)              94,307            22,342            54,587                  -              4,656            31,330
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains
  (losses) on fund
  shares:
    Proceeds from
      sales                     451,409           171,678           270,276          1,395,291             91,235           112,098
    Cost of
      investments sold          411,350           166,726           255,611          1,295,771             79,425           105,291
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
      Realized gains
        (losses) on
        fund shares              40,059             4,952            14,665             99,520             11,810             6,807
Realized gain
  distributions                 476,788            38,150                 -                  -                  -                 -
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
    Net realized gains
      (losses)                  516,847            43,102            14,665             99,520             11,810             6,807
Change in unrealized
  gains (losses)                 44,954             7,560           407,106             83,299             46,384           (14,840)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
    Net realized and
      change in
      unrealized gains
      (losses) on
      investments               561,801            50,662           421,771            182,819             58,194            (8,033)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM OPERATIONS      $        656,108  $         73,004  $        476,358   $        182,819   $         62,850  $         23,297
                       ================  ================  ================   ================   ================  ================

(c)  On April 27, 2012, Invesco V.I. Capital Appreciation merged into Invesco VK V.I. American Franchise

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2012
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                       Invesco
                           Invesco            Invesco           Invesco            Invesco            Invesco           Funds
                            Funds              Funds             Funds              Funds              Funds         (Class II)
                         Sub-Account        Sub-Account       Sub-Account        Sub-Account        Sub-Account      Sub-Account
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
                                                                                                                       Invesco
                                           Invesco V.I.     Invesco VK V.I.    Invesco VK V.I.    Invesco VK V.I.   LIT Growth and
                         Invesco V.I.        Mid Cap           American           American           Value             Income
                         High Yield        Core Equity       Franchise (d)        Value (e)       Opportunity (f)    (Class II)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends              $         16,796  $          1,188  $              -   $         67,010   $         71,274  $         60,394
Charges from Lincoln
  Benefit Life
  Company:
    Mortality and
      expense risk                    -                 -                 -            (20,862)            (2,039)          (13,153)
    Administrative
      expense                         -                 -                 -                  -                  -                 -
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
    Net investment
      income (loss)              16,796             1,188                 -             46,148             69,235            47,241
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains
  (losses) on fund
  shares:
    Proceeds from
      sales                      30,184           208,970            54,499          3,161,417            447,717         1,444,885
    Cost of
      investments sold           29,058           199,123            57,258          3,001,274            500,556         1,401,234
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
      Realized gains
        (losses) on
        fund shares               1,126             9,847            (2,759)           160,143            (52,839)           43,651
Realized gain
  distributions                       -            15,446                 -                  -                  -                 -
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
    Net realized gains
      (losses)                    1,126            25,293            (2,759)           160,143            (52,839)           43,651
Change in unrealized
  gains (losses)                 32,719           162,280           (31,057)         1,335,942            736,359           525,245
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
    Net realized and
      change in
      unrealized gains
      (losses) on
      investments                33,845           187,573           (33,816)         1,496,085            683,520           568,896
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM OPERATIONS      $         50,641  $        188,761  $        (33,816)  $      1,542,233   $        752,755  $        616,137
                       ================  ================  ================   ================   ================  ================

(d) For period beginning April 27, 2012, and ended December 31, 2012
(e) Previously known as Invesco UIF U.S. Small Mid Cap Value Class I
(f) Previously known as Invesco V.I. Basic Value

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2012
-----------------------------------------------------------------------------------------------------------------------------------

                            Invesco
                             Funds          Janus Aspen       Janus Aspen        Janus Aspen        Janus Aspen       Janus Aspen
                           (Class II)         Series             Series             Series             Series           Series
                          Sub-Account       Sub-Account       Sub-Account        Sub-Account        Sub-Account       Sub-Account
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
                           Invesco
                         LIT Mid Cap
                            Growth                                                Flexible             Forty            Global
                          (Class II)         Balanced         Enterprise            Bond             Portfolio        Technology
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends              $              -  $        822,576  $              -   $        274,339   $         23,506  $              -
Charges from Lincoln
  Benefit Life
  Company:
    Mortality and
      expense risk               (4,558)          (82,520)          (93,120)           (15,242)            (2,311)                -
    Administrative
      expense                         -                 -                 -                  -                  -                 -
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
    Net investment
      income (loss)              (4,558)          740,056           (93,120)           259,097             21,195                 -
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains
  (losses) on fund
  shares:
    Proceeds from
      sales                     770,673         3,587,255         3,424,187          2,607,931            538,329             9,527
    Cost of
      investments sold          724,761         3,270,949         2,616,379          2,528,017            446,964             8,261
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
      Realized gains
        (losses) on
        fund shares              45,912           316,306           807,808             79,914             91,365             1,266
Realized gain
  distributions                 157,706         2,108,448                 -            151,883                  -                 -
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
    Net realized gains
      (losses)                  203,618         2,424,754           807,808            231,797             91,365             1,266
Change in unrealized
  gains (losses)                117,891           430,923         4,122,630            147,080            552,147            20,225
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
    Net realized and
      change in
      unrealized gains
      (losses) on
      investments               321,509         2,855,677         4,930,438            378,877            643,512            21,491
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM OPERATIONS      $        316,951  $      3,595,733  $      4,837,318   $        637,974   $        664,707  $         21,491
                       ================  ================  ================   ================   ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2012
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                   Janus Aspen       Janus Aspen
                          Janus Aspen        Janus Aspen       Janus Aspen        Janus Aspen         Series           Series
                             Series            Series             Series             Series      (Service Shares)  (Service Shares)
                          Sub-Account        Sub-Account       Sub-Account        Sub-Account       Sub-Account      Sub-Account
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
                                                Mid                                                                     Mid Cap
                                                Cap                                                  Balanced           Value
                        Janus Portfolio        Value           Overseas          Worldwide       (Service Shares)  (Service Shares)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends              $        137,114  $          1,929  $          3,445   $        198,774   $        128,654  $         24,773
Charges from Lincoln
  Benefit Life
  Company:
    Mortality and
      expense risk              (81,826)                -                 -            (81,218)                 -                 -
    Administrative
      expense                         -                 -                 -                  -                  -                 -
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
    Net investment
      income (loss)              55,288             1,929             3,445            117,556            128,654            24,773
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains
  (losses) on fund
  shares:
    Proceeds from sales       2,323,675            15,816           132,148          2,772,055            403,581           169,969
    Cost of
      investments sold        2,019,494            14,972           154,015          2,647,056            381,606           160,295
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
      Realized gains
        (losses) on
        fund shares             304,181               844           (21,867)           124,999             21,975             9,674
Realized gain
  distributions                 420,407            11,762            52,306                  -            345,010           181,725
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
    Net realized gains
      (losses)                  724,588            12,606            30,439            124,999            366,985           191,399
Change in unrealized
  gains (losses)              3,273,420             3,916            29,618          3,845,724            124,330            79,588
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
    Net realized and
      change in
      unrealized gains
      (losses) on
      investments             3,998,008            16,522            60,057          3,970,723            491,315           270,987
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM OPERATIONS      $      4,053,296  $         18,451  $         63,502   $      4,088,279   $        619,969  $        295,760
                       ================  ================  ================   ================   ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2012
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                 Legg Mason         Legg Mason        Legg Mason
                                                                                  Partners           Partners          Partners
                         Janus Aspen       Janus Aspen          Lazard            Variable           Variable          Variable
                            Series           Series           Retirement         Portfolios I,     Portfolios I,      Portfolios I,
                       (Service Shares)  (Service Shares)    Series, Inc.           Inc.               Inc.              Inc.
                         Sub-Account       Sub-Account       Sub-Account        Sub-Account        Sub-Account       Sub-Account
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
                                                                                  Legg Mason
                                                                                 ClearBridge        Legg Mason
                                                                                  Variable         ClearBridge        Legg Mason
                                                              Emerging        Fundamental All       Variable        Western Assets
                            Overseas        Worldwide          Markets            Cap Value         Large Cap      Variable Global
                       (Service Shares)  (Service Shares)      Equity             Class I         Value Class I    High Yield Bond
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends              $         37,944  $          5,196  $         25,468   $         14,902   $         34,926  $        161,004
Charges from Lincoln
  Benefit Life
  Company:
    Mortality and
      expense risk              (10,774)                -                 -                  -             (2,569)                -
    Administrative
      expense                         -                 -                 -                  -                  -                 -
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
    Net investment
      income (loss)              27,170             5,196            25,468             14,902             32,357           161,004
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains
  (losses) on fund
  shares:
    Proceeds from sales       1,987,951            79,841           242,648            118,390            774,848           156,264
    Cost of
      investments sold        2,650,788            77,337           222,118            123,467            731,162           156,402
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
      Realized gains
        (losses) on
        fund shares            (662,837)            2,504            20,530             (5,077)            43,686              (138)
Realized gain
  distributions                 687,010                 -            18,490                  -              1,518                 -
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
    Net realized gains
      (losses)                   24,173             2,504            39,020             (5,077)            45,204              (138)
Change in unrealized
  gains (losses)                626,649           108,444           253,074            109,974            160,838           199,889
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
    Net realized and
      change in
      unrealized gains
      (losses) on
      investments               650,822           110,948           292,094            104,897            206,042           199,751
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM OPERATIONS      $        677,992  $        116,144  $        317,562   $        119,799   $        238,399  $        360,755
                       ================  ================  ================   ================   ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2012
-----------------------------------------------------------------------------------------------------------------------------------

                         MFS Variable      MFS Variable      MFS Variable       MFS Variable       MFS Variable      MFS Variable
                          Insurance          Insurance         Insurance          Insurance          Insurance          Insurance
                            Trust             Trust             Trust              Trust              Trust              Trust
                          Sub-Account      Sub-Account       Sub-Account        Sub-Account        Sub-Account        Sub-Account
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
                                                            MFS Investors
                             MFS               MFS              Growth         MFS Investors         MFS New
                           Growth          High Income          Stock              Trust            Discovery        MFS Research
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends              $              -  $         78,718  $          3,272   $         39,216   $              -  $         20,354
Charges from Lincoln
  Benefit Life
  Company:
    Mortality and
      expense risk                    -                 -                 -                  -                  -                 -
    Administrative
      expense                         -                 -                 -                  -                  -                 -
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
    Net investment
      income (loss)                   -            78,718             3,272             39,216                  -            20,354
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains
  (losses) on fund
  shares:
    Proceeds from
      sales                     639,313           171,746            52,693            488,572          1,033,171           321,745
    Cost of
      investments sold          470,627           170,016            43,996            392,226            917,443           255,910
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
      Realized gains
        (losses) on
        fund shares             168,686             1,730             8,697             96,346            115,728            65,835
Realized gain
  distributions                       -                 -            34,115                  -            770,647                 -
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
    Net realized gains
      (losses)                  168,686             1,730            42,812             96,346            886,375            65,835
Change in unrealized
  gains (losses)                861,638            55,135            62,165            616,092            648,625           309,836
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
    Net realized and
      change in
      unrealized gains
      (losses) on
      investments             1,030,324            56,865           104,977            712,438          1,535,000           375,671
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM OPERATIONS      $      1,030,324  $        135,583  $        108,249   $        751,654   $      1,535,000  $        396,025
                       ================  ================  ================   ================   ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2012
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                MFS Variable
                          MFS Variable     MFS Variable      MFS Variable        Insurance         Oppenheimer        Oppenheimer
                           Insurance        Insurance         Insurance            Trust             Variable          Variable
                             Trust            Trust             Trust         (Service Class)      Account Funds     Account Funds
                          Sub-Account      Sub-Account       Sub-Account         Sub-Account        Sub-Account        Sub-Account
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
                                                                                  MFS New
                                                                                 Discovery                            Oppenheimer
                          MFS Total                                               Series            Oppenheimer          Core
                            Return        MFS Utilities       MFS Value       (Service Class)        Balanced            Bond
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends              $        291,627  $        154,006  $         24,820   $              -   $          1,741  $          3,784
Charges from Lincoln
  Benefit Life
  Company:
    Mortality and
      expense risk                    -                 -                 -             (4,991)                 -                 -
    Administrative
      expense                         -                 -                 -                  -                  -                 -
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
    Net investment
      income (loss)             291,627           154,006            24,820             (4,991)             1,741             3,784
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains
  (losses) on fund
  shares:
    Proceeds from sales       1,045,324           344,183           259,214            212,876             19,481            13,191
    Cost of
      investments sold        1,004,504           315,581           236,381            213,679             17,999            12,357
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
      Realized gains
        (losses) on
        fund shares              40,820            28,602            22,833               (803)             1,482               834
Realized gain
  distributions                       -                 -            11,506             68,285                  -                 -
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
    Net realized gains
      (losses)                   40,820            28,602            34,339             67,482              1,482               834
Change in unrealized
  gains (losses)                790,301           107,277           164,828             62,505             12,668             2,935
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
    Net realized and
      change in
      unrealized gains
      (losses) on
      investments               831,121           135,879           199,167            129,987             14,150             3,769
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM OPERATIONS      $      1,122,748  $        289,885  $        223,987   $        124,996   $         15,891  $          7,553
                       ================  ================  ================   ================   ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2012
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                      Oppenheimer
                                                                                                                        Variable
                          Oppenheimer       Oppenheimer       Oppenheimer        Oppenheimer        Oppenheimer      Account Funds
                            Variable         Variable          Variable           Variable           Variable      (Service Shares
                         Account Funds    Account Funds     Account Funds      Account Funds       Account Funds        ("SS"))
                          Sub-Account       Sub-Account       Sub-Account        Sub-Account        Sub-Account      Sub-Account
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
                         Oppenheimer        Oppenheimer       Oppenheimer       Oppenheimer                          Oppenheimer
                            Global       Global Strategic    Main Street       Small & MidCap      Oppenheimer          Global
                          Securities          Income        Small & Mid Cap      Growth Fund          Value         Securities (SS)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends              $          7,341  $          7,324  $         41,419   $              -   $          1,724  $        130,954
Charges from Lincoln
  Benefit Life
  Company:
    Mortality and
      expense risk                    -                 -                 -                  -                  -                 -
    Administrative
      expense                         -                 -                 -                  -                  -                 -
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
    Net investment
      income (loss)               7,341             7,324            41,419                  -              1,724           130,954
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains
  (losses) on fund
  shares:
    Proceeds from
      sales                      22,118            25,754           791,568            122,479             14,431           336,908
    Cost of
      investments sold           20,929            25,083           652,943             99,866             13,069           332,379
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
      Realized gains
        (losses) on
        fund shares               1,189               671           138,625             22,613              1,362             4,529
Realized gain
  distributions                       -             1,351                 -                  -                  -                 -
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
    Net realized gains
      (losses)                    1,189             2,022           138,625             22,613              1,362             4,529
Change in unrealized
  gains (losses)                 57,246             6,110           997,240            186,852             14,035         1,169,765
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
    Net realized and
      change in
      unrealized gains
      (losses) on
      investments                58,435             8,132         1,135,865            209,465             15,397         1,174,294
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM OPERATIONS      $         65,776  $         15,456  $      1,177,284   $        209,465   $         17,121  $      1,305,248
                       ================  ================  ================   ================   ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2012
------------------------------------------------------------------------------------------------------------------------------------

                         Oppenheimer
                           Variable                         Panorama Series
                         Account Funds                         Funds, Inc.
                       (Service Shares    Panorama Series   (Service Class     PIMCO Variable     PIMCO Variable    PIMCO Variable
                            ("SS"))         Funds, Inc.         ("SC"))        Insurance Trust    Insurance Trust   Insurance Trust
                          Sub-Account       Sub-Account      Sub-Account         Sub-Account        Sub-Account       Sub-Account
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
                         Oppenheimer
                         Main Street       Oppenheimer       Oppenheimer
                           Small &        International     International                                                PIMCO
                         Mid Cap (SS)         Growth         Growth (SC)        Foreign Bond       Money Market      Real Return
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends              $         21,085  $         17,044  $         20,141   $        121,084   $          1,624  $         41,860
Charges from Lincoln
  Benefit Life
  Company:
    Mortality and
      expense risk              (19,742)                -           (12,494)           (11,692)                 -                 -
    Administrative
      expense                         -                 -                 -                  -                  -                 -
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
    Net investment
      income (loss)               1,343            17,044             7,647            109,392              1,624            41,860
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains
  (losses) on fund
  shares:
    Proceeds from sales       3,115,740           238,691           404,806          2,024,200            472,895           744,812
    Cost of
      investments sold        2,692,283           210,923           376,120          1,928,530            472,895           659,179
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
      Realized gains
        (losses) on
        fund shares             423,457            27,768            28,686             95,670                  -            85,633
Realized gain
  distributions                       -                 -                 -            175,047                  -           203,119
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
    Net realized gains
      (losses)                  423,457            27,768            28,686            270,717                  -           288,752
Change in unrealized
  gains (losses)                478,427           189,138           306,465            156,733                  -            (4,187)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
    Net realized and
      change in
      unrealized gains
      (losses) on
      investments               901,884           216,906           335,151            427,450                  -           284,565
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM OPERATIONS      $        903,227  $        233,950  $        342,798   $        536,842   $          1,624  $        326,425
                       ================  ================  ================   ================   ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2012
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                     T. Rowe Price
                         PIMCO Variable   Putnam Variable   Putnam Variable    Putnam Variable         Rydex             Equity
                        Insurance Trust        Trust       Trust (Class IA)   Trust (Class IA)    Variable Trust      Series, Inc.
                          Sub-Account       Sub-Account       Sub-Account        Sub-Account        Sub-Account       Sub-Account
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
                                                                                                   Guggenheim VT
                                                                              VT International    U.S. Long Short    T. Rowe Price
                             PIMCO       VT International    VT High Yield       Value Fund          Momentum           Blue Chip
                         Total Return       Value Fund        (Class IA)         (Class IA)           Fund (g)           Growth
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends              $        526,192  $        113,791  $         73,974   $         41,257   $              -  $          4,639
Charges from Lincoln
  Benefit Life
  Company:
    Mortality and
      expense risk              (32,559)           (4,544)                -                  -                  -                 -
    Administrative
      expense                         -                 -                 -                  -                  -                 -
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
    Net investment
      income (loss)             493,633           109,247            73,974             41,257                  -             4,639
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains
  (losses) on fund
  shares:
    Proceeds from sales       3,298,855         1,459,210           266,746            574,968             55,790           237,497
    Cost of
      investments sold        3,080,989         2,099,001           258,952            765,432             56,164           176,667
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
      Realized gains
        (losses) on
        fund shares             217,866          (639,791)            7,794           (190,464)              (374)           60,830
Realized gain
  distributions                 381,957                 -                 -                  -                  -                 -
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
    Net realized gains
      (losses)                  599,823          (639,791)            7,794           (190,464)              (374)           60,830
Change in unrealized
  gains (losses)                742,112         1,185,338            61,000            397,370             27,889           412,143
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
    Net realized and
      change in
      unrealized gains
      (losses) on
      investments             1,341,935           545,547            68,794            206,906             27,515           472,973
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM OPERATIONS      $      1,835,568  $        654,794  $        142,768   $        248,163   $         27,515  $        477,612
                       ================  ================  ================   ================   ================  ================

(g) Previously known as Rydex SGI VT U.S. Long Short Momentum Fund

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2012
-----------------------------------------------------------------------------------------------------------------------------------

                        T. Rowe Price      T. Rowe Price     T. Rowe Price      T. Rowe Price           The                The
                            Equity            Equity             Equity         International          Alger              Alger
                          Series, Inc.      Series, Inc.      Series, Inc.       Series, Inc.        Portfolios        Portfolios
                          Sub-Account       Sub-Account       Sub-Account        Sub-Account        Sub-Account        Sub-Account
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
                                                                                                                         Alger
                                                             T. Rowe Price      T. Rowe Price          Alger            Capital
                         T. Rowe Price     T. Rowe Price      New America       International        Balanced         Appreciation
                         Equity Income    Mid-Cap Growth        Growth              Stock            Class I-2         Class I-2
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends              $        475,509  $              -  $         10,407   $         45,083   $          1,127  $        154,995
Charges from Lincoln
  Benefit Life
  Company:
    Mortality and
      expense risk                    -                 -                 -                  -                  -                 -
    Administrative
      expense                         -                 -                 -                  -                  -                 -
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
    Net investment
      income (loss)             475,509                 -            10,407             45,083              1,127           154,995
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains
  (losses) on fund
  shares:
    Proceeds from sales       2,731,982           951,119           538,809            510,480             15,188         1,948,336
    Cost of
      investments sold        2,658,329           816,357           473,628            532,688             13,985         1,289,344
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
      Realized gains
        (losses) on
        fund shares              73,653           134,762            65,181            (22,208)             1,203           658,992
Realized gain
  distributions                       -           843,313            13,245                  -                  -             5,164
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
    Net realized gains
      (losses)                   73,653           978,075            78,426            (22,208)             1,203           664,156
Change in unrealized
  gains (losses)              2,928,940           216,387           169,561            566,956              2,819         1,571,742
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
    Net realized and
      change in
      unrealized gains
      (losses) on
      investments             3,002,593         1,194,462           247,987            544,748              4,022         2,235,898
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM OPERATIONS      $      3,478,102  $      1,194,462  $        258,394   $        589,831   $          5,149  $      2,390,893
                       ================  ================  ================   ================   ================  ================


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2012
------------------------------------------------------------------------------------------------------------------------------------

                             The                The               The                The           The Universal     The Universal
                            Alger              Alger             Alger              Alger          Institutional     Institutional
                          Portfolios        Portfolios         Portfolios         Portfolios        Funds, Inc.       Funds, Inc.
                          Sub-Account       Sub-Account       Sub-Account        Sub-Account        Sub-Account       Sub-Account
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
                             Alger              Alger            Alger              Alger          Morgan Stanley
                            Income           Large Cap          MidCap            SmallCap         UIF Emerging     Morgan Stanley
                           and Growth          Growth           Growth             Growth            Markets          UIF Growth
                           Class I-2          Class I-2        Class I-2          Class I-2           Class I            Class I
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends              $        161,587  $        116,484  $              -   $              -   $              -  $              -
Charges from Lincoln
  Benefit Life
  Company:
    Mortality and
      expense risk                    -                 -                 -                  -                  -            (3,731)
    Administrative
      expense                         -                 -                 -                  -                  -                 -
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
    Net investment
      income (loss)             161,587           116,484                 -                  -                  -            (3,731)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains
  (losses) on fund
  shares:
    Proceeds from sales       1,614,782           969,959         2,310,567          1,743,419             72,584           446,215
    Cost of
      investments sold        1,455,223           794,325         2,727,006          1,394,892             65,404           374,550
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
      Realized gains
        (losses) on
        fund shares             159,559           175,634          (416,439)           348,527              7,180            71,665
Realized gain
  distributions                       -                 -                 -          1,344,291                  -            81,718
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
    Net realized gains
      (losses)                  159,559           175,634          (416,439)         1,692,818              7,180           153,383
Change in unrealized
  gains (losses)                301,496           628,232         3,427,862           (972,889)            40,540            76,330
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
    Net realized and
      change in
      unrealized gains
      (losses) on
      investments               461,055           803,866         3,011,423            719,929             47,720           229,713
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM OPERATIONS      $        622,642  $        920,350  $      3,011,423   $        719,929   $         47,720  $        225,982
                       ================  ================  ================   ================   ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2012
-----------------------------------------------------------------------------------------------------------------------------------

                                               Van Eck           Van Eck            Van Eck
                         The Universal        Worldwide         Worldwide          Worldwide
                         Institutional        Insurance         Insurance          Insurance        Wells Fargo       Wells Fargo
                          Funds, Inc.           Trust             Trust              Trust        Variable Trust     Variable Trust
                          Sub-Account        Sub-Account       Sub-Account        Sub-Account       Sub-Account       Sub-Account
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
                        Morgan Stanley        Van Eck                              Van Eck
                            UIF U.S.         Worldwide          Van Eck           Worldwide      Wells Fargo VT     Wells Fargo VT
                         Real Estate         Emerging          Worldwide        Multi-Manager       Advantage          Advantage
                            Class I           Markets         Hard Assets        Alternatives       Discovery         Opportunity
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends              $         47,345  $              -  $         23,240   $              -   $              -  $          6,069
Charges from Lincoln
  Benefit Life
  Company:
    Mortality and
      expense risk                    -                 -                 -                  -                  -                 -
    Administrative
      expense                         -                 -                 -                  -                  -                 -
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
    Net investment
      income (loss)              47,345                 -            23,240                  -                  -             6,069
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains
  (losses) on fund
  shares:
    Proceeds from sales         500,173           431,668           415,488             31,865            724,428           844,484
    Cost of
      investments sold          512,182           467,100           429,266             32,031            475,325           861,786
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
      Realized gains
        (losses) on
        fund shares             (12,009)          (35,432)          (13,778)              (166)           249,103           (17,302)
Realized gain
  distributions                       -                 -           308,753                  -                  -             2,226
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
    Net realized gains
      (losses)                  (12,009)          (35,432)          294,975               (166)           249,103           (15,076)
Change in unrealized
  gains (losses)                756,020         1,090,098          (192,542)             2,886            518,928           941,939
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
    Net realized and
      change in
      unrealized gains
      (losses) on
      investments               744,011         1,054,666           102,433              2,720            768,031           926,863
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM OPERATIONS      $        791,356  $      1,054,666  $        125,673   $          2,720   $        768,031  $        932,932
                       ================  ================  ================   ================   ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                               AllianceBernstein                   AllianceBernstein                   AllianceBernstein
                                  Sub-Account                         Sub-Account                         Sub-Account
                       ----------------------------------  -----------------------------------   ----------------------------------
                                      VPS                                  VPS                                   VPS
                           Growth and Income Class A          International Growth Class A        International Value Class A
                       ----------------------------------  -----------------------------------   ----------------------------------
                             2012              2011              2012               2011               2012              2011
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM OPERATIONS
Net investment income
  (loss)               $          2,260  $          1,076  $          1,894   $          2,338   $          1,582  $          3,085
Net realized gains
  (losses)                        3,627             1,640             1,317              2,510             (1,375)              673
Change in unrealized
  gains (losses)                 15,428             2,469            14,228            (18,760)            12,224           (18,666)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
Increase (decrease) in
  net assets
  from operations                21,315             5,185            17,439            (13,912)            12,431           (14,908)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS
  FROM POLICY
  TRANSACTIONS
Deposits                         67,207            53,800            71,855             53,688             40,987            42,133
Benefit payments                      -                 -                 -                  -                  -                 -
Payments on
  termination                   (22,442)           (5,666)          (16,335)           (10,595)            (6,515)           (1,590)
Loans - net                       1,314            (1,647)             (824)              (786)              (120)               15
Records maintenance
  charge                        (26,620)          (20,552)          (25,430)           (23,242)           (14,894)          (13,937)
Transfers among the
  sub-accounts and
  with the Fixed
  Account - net                  20,730               607             9,630              2,228             (3,711)            8,128
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
Increase (decrease)
  in net assets from
  policy transactions            40,189            26,542            38,896             21,293             15,747            34,749
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS                  61,504            31,727            56,335              7,381             28,178            19,841
NET ASSETS AT
  BEGINNING OF PERIOD           101,405            69,678            90,244             82,863             73,928            54,087
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
NET ASSETS AT END
  OF PERIOD            $        162,909  $        101,405  $        146,579   $         90,244   $        102,106  $         73,928
                       ================  ================  ================   ================   ================  ================
UNITS OUTSTANDING
   Units outstanding
      at beginning of
      period                     10,833             7,914            12,926              9,988             13,510             7,982
         Units issued             6,253             4,546             8,291              5,118              4,985             6,650
         Units redeemed          (2,278)           (1,627)           (3,045)            (2,180)            (2,203)           (1,122)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
   Units outstanding
     at end of period            14,808            10,833            18,172             12,926             16,292            13,510
                       ================  ================  ================   ================   ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                           DWS Investments
                                AllianceBernstein                   AllianceBernstein                  Variable Insurance Trust
                                   Sub-Account                         Sub-Account                          Sub-Account
                       ----------------------------------  ----------------------------------    ----------------------------------
                                       VPS                                 VPS                                DWS VIP
                             Small Cap Growth Class A          Small/Mid Cap Value Class A              Equity 500 Index A
                       ----------------------------------  ----------------------------------    ----------------------------------
                              2012              2011              2012               2011               2012              2011
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM OPERATIONS
Net investment income
  (loss)               $              -  $              -  $            537   $            265   $         39,819  $         35,218
Net realized gains
  (losses)                       14,376             1,890             4,919              1,836             26,312            11,419
Change in unrealized
  gains (losses)                 11,307              (161)           11,418             (8,004)           260,520           (10,785)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
Increase (decrease) in
  net assets
  from operations                25,683             1,729            16,874             (5,903)           326,651            35,852
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS
  FROM POLICY
  TRANSACTIONS
Deposits                         80,664            69,756            48,200             43,680            313,624           338,588
Benefit payments                      -                 -                 -                  -                  -                 -
Payments on
  termination                   (29,545)           (3,936)           (2,269)            (1,809)          (109,041)         (146,877)
Loans - net                       1,222            (1,888)               (4)              (182)           (24,017)          (28,290)
Records maintenance
  charge                        (36,679)          (28,122)          (18,609)           (13,624)          (172,612)         (178,884)
Transfers among the
  sub-accounts and
  with the Fixed
  Account - net                  10,443            31,783            (5,852)             2,627            (69,119)           (6,193)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
Increase (decrease)
  in net assets from
  policy transactions            26,105            67,593            21,466             30,692            (61,165)          (21,656)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS                  51,788            69,322            38,340             24,789            265,486            14,196
NET ASSETS AT
  BEGINNING OF PERIOD           154,869            85,547            75,835             51,046          2,094,311         2,080,115
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
NET ASSETS AT END
  OF PERIOD            $        206,657  $        154,869  $        114,175   $         75,835   $      2,359,797  $      2,094,311
                       ================  ================  ================   ================   ================  ================
UNITS OUTSTANDING
   Units outstanding
      at beginning of
      period                     12,542             7,237             7,291              4,496            118,070           119,422
         Units issued             4,343             6,153             3,244              3,794              6,225             8,139
         Units redeemed          (2,335)             (848)           (1,291)              (999)            (9,308)           (9,491)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
   Units outstanding
     at end of period            14,550            12,542             9,244              7,291            114,987           118,070
                       ================  ================  ================   ================   ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                DWS Investments
                            Variable Insurance Trust                DWS Variable Series I               DWS Variable Series I
                                  Sub-Account                            Sub-Account                         Sub-Account
                       ----------------------------------  -----------------------------------   ----------------------------------
                           DWS VIP Small Cap Index A                 DWS VIP Bond A                  DWS VIP Core Equity A (a)
                       ----------------------------------  -----------------------------------   ----------------------------------
                            2012              2011              2012               2011               2012              2011
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM OPERATIONS
Net investment income
  (loss)               $          6,624  $          6,652  $        245,043   $        244,764   $         19,545  $         19,124
Net realized gains
  (losses)                        1,989            10,995          (148,585)           (79,786)            (2,306)           (9,998)
Change in unrealized
  gains (losses)                102,681           (42,121)          340,895            156,627            199,087            (9,364)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
Increase (decrease) in
  net assets
  from operations               111,294           (24,474)          437,353            321,605            216,326              (238)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS
  FROM POLICY
  TRANSACTIONS
Deposits                         91,937           100,994           654,771            718,240            145,706           163,265
Benefit payments                      -                 -            (1,155)           (12,288)            (4,261)             (768)
Payments on
  termination                   (31,846)         (135,807)         (425,378)          (377,949)           (76,244)          (86,131)
Loans - net                       3,905            (3,186)          (70,726)           (37,362)           (22,553)           (8,737)
Records maintenance
  charge                        (52,835)          (55,607)         (485,195)          (516,801)          (117,634)         (122,031)
Transfers among the
  sub-accounts and
  with the Fixed
  Account - net                  20,258           (15,093)       (1,335,689)         1,243,007              6,942           (29,225)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
Increase (decrease)
  in net assets from
  policy transactions            31,419          (108,699)       (1,663,372)         1,016,847            (68,044)          (83,627)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS                 142,713          (133,173)       (1,226,019)         1,338,452            148,282           (83,865)
NET ASSETS AT
  BEGINNING OF PERIOD           685,301           818,474         6,974,018          5,635,566          1,406,429         1,490,294
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
NET ASSETS AT END
  OF PERIOD            $        828,014  $        685,301  $      5,747,999   $      6,974,018   $      1,554,711  $      1,406,429
                       ================  ================  ================   ================   ================  ================
UNITS OUTSTANDING
   Units outstanding
      at beginning of
      period                     30,695            35,041           414,471            352,908            116,541           123,312
         Units issued             2,831             1,928            16,434            102,348              5,137             5,715
         Units redeemed          (1,624)           (6,274)         (113,915)           (40,785)           (10,441)          (12,486)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
   Units outstanding
     at end of period            31,902            30,695           316,990            414,471            111,237           116,541
                       ================  ================  ================   ================   ================  ================

(a) Previously known as DWS VIP Growth and Income A

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                              DWS Variable Series I                DWS Variable Series I               DWS Variable Series II
                                  Sub-Account                          Sub-Account                         Sub-Account
                       ----------------------------------  -----------------------------------   ----------------------------------
                                    DWS VIP                                                                   DWS VIP
                           Global Small Cap Growth A               DWS VIP International             Global Income Builder A (b)
                       ----------------------------------  -----------------------------------   ----------------------------------
                              2012              2011              2012               2011               2012              2011
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM OPERATIONS
Net investment income
  (loss)               $         30,600  $         88,514  $         36,523   $         32,984   $         52,556  $         51,320
Net realized gains
  (losses)                      229,903           152,868           (62,527)           (66,106)            39,420            25,969
Change in unrealized
  gains (losses)                364,978          (756,936)          345,957           (285,183)           321,068          (114,295)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
Increase (decrease) in
  net assets
  from operations               625,481          (515,554)          319,953           (318,305)           413,044           (37,006)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS
  FROM POLICY
  TRANSACTIONS
Deposits                        358,261           399,193           164,296            189,893            330,370           352,404
Benefit payments                 (2,506)           (2,982)           (3,003)            (3,877)              (443)             (216)
Payments on
  termination                  (259,908)         (338,433)          (84,116)           (80,022)          (205,046)         (247,925)
Loans - net                     (31,039)          (57,055)           (5,687)           (24,657)           (50,788)          (28,519)
Records maintenance
  charge                       (278,659)         (325,133)         (107,524)          (116,012)          (298,717)         (303,673)
Transfers among the
  sub-accounts and
  with the Fixed
  Account - net                (352,844)       (1,360,781)          340,546            (11,346)           (17,524)          (23,696)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
Increase (decrease)
  in net assets from
  policy transactions          (566,695)       (1,685,191)          304,512            (46,021)          (242,148)         (251,625)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS                  58,786        (2,200,745)          624,465           (364,326)           170,896          (288,631)
NET ASSETS AT
  BEGINNING OF PERIOD         4,297,284         6,498,029         1,560,777          1,925,103          3,298,362         3,586,993
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
NET ASSETS AT END
  OF PERIOD            $      4,356,070  $      4,297,284  $      2,185,242   $      1,560,777   $      3,469,258  $      3,298,362
                       ================  ================  ================   ================   ================  ================
UNITS OUTSTANDING
   Units outstanding
      at beginning of
      period                    170,474           232,264           150,012            154,182            272,761           292,185
         Units issued             7,784            45,866            39,121             11,055             38,227            26,543
         Units redeemed         (28,474)         (107,656)          (15,044)           (15,225)           (57,017)          (45,967)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
   Units outstanding
     at end of period           149,784           170,474           174,089            150,012            253,971           272,761
                       ================  ================  ================   ================   ================  ================

(b) Previously known as DWS VIP Balanced A

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                    Federated                           Federated                           Federated
                                 Insurance Series                    Insurance Series                    Insurance Series
                                   Sub-Account                         Sub-Account                         Sub-Account
                       ----------------------------------  -----------------------------------   ----------------------------------
                              Federated Fund for U.S.                    Federated                           Federated
                             Government Securities II            High Income Bond Fund II           Managed Volatility Fund II
                       ----------------------------------  -----------------------------------   ----------------------------------
                            2012              2011              2012               2011               2012              2011
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM OPERATIONS
Net investment income
  (loss)               $        264,708  $        287,713  $        689,251   $        762,595   $         75,369  $         91,715
Net realized gains
  (losses)                       50,779            22,281            34,349             18,773            185,206             5,557
Change in unrealized
  gains (losses)               (107,269)          109,573           485,466           (369,744)            73,102             3,599
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
Increase (decrease) in
  net assets
  from operations               208,218           419,567         1,209,066            411,624            333,677           100,871
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS
  FROM POLICY
  TRANSACTIONS
Deposits                        695,737           765,849           536,789            580,353            218,303           227,705
Benefit payments                (37,452)          (76,996)          (16,749)           (41,753)           (24,591)          (51,991)
Payments on
  termination                  (471,285)         (491,532)       (1,020,935)          (465,977)          (200,406)          (95,926)
Loans - net                     (51,266)         (112,624)         (138,697)           (73,678)            (7,300)          (28,507)
Records maintenance
  charge                       (669,968)         (695,092)         (643,451)          (654,141)          (228,626)         (224,534)
Transfers among the
  sub-accounts and
  with the Fixed
  Account - net              (1,259,341)        1,469,986           412,125           (231,045)            79,355            50,006
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
Increase (decrease)
  in net assets from
  policy transactions        (1,793,575)          859,591          (870,918)          (886,241)          (163,265)         (123,247)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS              (1,585,357)        1,279,158           338,148           (474,617)           170,412           (22,376)
NET ASSETS AT
  BEGINNING OF PERIOD         8,765,691         7,486,533         8,620,718          9,095,335          2,587,047         2,609,423
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
NET ASSETS AT END
  OF PERIOD            $      7,180,334  $      8,765,691  $      8,958,866   $      8,620,718   $      2,757,459  $      2,587,047
                       ================  ================  ================   ================   ================  ================
UNITS OUTSTANDING
   Units outstanding
      at beginning of
      period                    437,945           393,207           379,275            418,876            156,466           165,399
         Units issued            35,625           119,270            57,991             86,310             23,998            22,129
         Units redeemed        (124,981)          (74,532)          (93,067)          (125,911)           (32,983)          (31,062)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
   Units outstanding
     at end of period           348,589           437,945           344,199            379,275            147,481           156,466
                       ================  ================  ================   ================   ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                Fidelity Variable                   Fidelity Variable                   Fidelity Variable
                             Insurance Products Fund             Insurance Products Fund             Insurance Products Fund
                                   Sub-Account                         Sub-Account                         Sub-Account
                       ----------------------------------  -----------------------------------   ----------------------------------
                                                                                                                VIP
                                VIP Asset Manager                   VIP Contrafund                      Emerging Markets
                       ----------------------------------  -----------------------------------   ----------------------------------
                             2012              2011              2012               2011               2012              2011
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM OPERATIONS
Net investment income
  (loss)               $         96,337  $        134,284  $        673,902   $        473,396   $          2,400  $          1,462
Net realized gains
  (losses)                      103,938            87,219           155,866           (370,824)            (1,713)             (236)
Change in unrealized
  gains (losses)                756,974          (457,981)        7,974,370         (1,708,748)            26,690           (28,632)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
Increase (decrease) in
  net assets
  from operations               957,249          (236,478)        8,804,138         (1,606,176)            27,377           (27,406)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS
  FROM POLICY
  TRANSACTIONS
Deposits                        759,017           813,436         6,646,227          7,229,456            138,610           136,824
Benefit payments                (39,949)          (61,400)         (213,261)          (364,551)                 -                 -
Payments on
  termination                  (634,162)         (420,858)       (4,664,905)        (4,007,064)           (10,864)           (1,436)
Loans - net                     (20,280)           43,155          (499,110)          (506,033)                51              (288)
Records maintenance
  charge                       (634,981)         (666,268)       (4,727,466)        (4,999,488)           (44,817)          (35,457)
Transfers among the
  sub-accounts and
  with the Fixed
  Account - net                 (54,905)         (413,475)       (1,424,753)        (1,302,807)            (5,570)           21,159
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
Increase (decrease)
  in net assets from
  policy transactions          (625,260)         (705,410)       (4,883,268)        (3,950,487)            77,410           120,802
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS                 331,989          (941,888)        3,920,870         (5,556,663)           104,787            93,396
NET ASSETS AT
  BEGINNING OF PERIOD         8,138,558         9,080,446        55,729,521         61,286,184            134,226            40,830
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
NET ASSETS AT END
  OF PERIOD            $      8,470,547  $      8,138,558  $     59,650,391   $     55,729,521   $        239,013  $        134,226
                       ================  ================  ================   ================   ================  ================
UNITS OUTSTANDING
   Units outstanding
      at beginning of
      period                    411,694           446,314         2,421,101          2,559,334             14,860             3,571
         Units issued            14,777            23,552            82,347            133,017             11,428            13,146
         Units redeemed         (42,984)          (58,172)         (255,953)          (271,250)            (3,151)           (1,857)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
   Units outstanding
     at end of period           383,487           411,694         2,247,495          2,421,101             23,137            14,860
                       ================  ================  ================   ================   ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                Fidelity Variable                   Fidelity Variable                   Fidelity Variable
                             Insurance Products Fund             Insurance Products Fund             Insurance Products Fund
                                   Sub-Account                         Sub-Account                         Sub-Account
                       ----------------------------------  ----------------------------------    ----------------------------------
                                                                                                                VIP
                                VIP Equity-Income                       VIP Growth                        Growth & Income
                       ----------------------------------  ----------------------------------    ----------------------------------
                            2012              2011              2012               2011               2012              2011
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM OPERATIONS
Net investment income
  (loss)               $        851,072  $        659,572  $        108,741   $         27,817   $          5,699  $          2,819
Net realized gains
  (losses)                    1,624,659          (413,049)          537,327            639,502              4,711             2,479
Change in unrealized
  gains (losses)              2,316,704           (33,714)        3,955,283           (834,944)            23,553            (2,595)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
Increase (decrease) in
  net assets
  from operations             4,792,435           212,809         4,601,351           (167,625)            33,963             2,703
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS
  FROM POLICY
  TRANSACTIONS
Deposits                      3,252,548         3,600,518         4,025,397          4,384,024            138,859           107,795
Benefit payments               (109,538)         (159,576)          (73,933)          (268,415)                 -                 -
Payments on
  termination                (2,052,557)       (1,938,630)       (2,317,346)        (2,760,210)           (12,524)          (10,464)
Loans - net                    (201,463)         (170,252)         (241,796)          (338,017)               (95)               15
Records maintenance
  charge                     (2,568,508)       (2,654,258)       (3,131,760)        (3,257,543)           (58,939)          (44,750)
Transfers among the
  sub-accounts and
  with the Fixed
  Account - net                (886,773)         (336,256)         (615,025)          (516,876)             7,015            (5,316)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
Increase (decrease)
  in net assets from
  policy transactions        (2,566,291)       (1,658,454)       (2,354,463)        (2,757,037)            74,316            47,280
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS               2,226,144        (1,445,645)        2,246,888         (2,924,662)           108,279            49,983
NET ASSETS AT
  BEGINNING OF PERIOD        29,221,674        30,667,319        32,330,219         35,254,881            157,885           107,902
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
NET ASSETS AT END
  OF PERIOD            $     31,447,818  $     29,221,674  $     34,577,107   $     32,330,219   $        266,164  $        157,885
                       ================  ================  ================   ================   ================  ================
UNITS OUTSTANDING
   Units outstanding
      at beginning of
      period                  1,435,317         1,490,237         1,889,465          2,054,409             17,461            12,125
         Units issued            46,317            62,276            55,849            222,724             10,400             7,164
         Units redeemed        (142,744)         (117,196)         (160,726)          (387,668)            (3,034)           (1,828)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
   Units outstanding
     at end of period         1,338,890         1,435,317         1,784,588          1,889,465             24,827            17,461
                       ================  ================  ================   ================   ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                 Fidelity Variable                   Fidelity Variable                   Fidelity Variable
                             Insurance Products Fund             Insurance Products Fund             Insurance Products Fund
                                   Sub-Account                         Sub-Account                         Sub-Account
                       ----------------------------------  -----------------------------------   ----------------------------------
                                      VIP                                                                       VIP
                                  High Income                         VIP Index 500                  Index 500 - Service Class
                       ----------------------------------  -----------------------------------   ----------------------------------
                             2012              2011              2012               2011               2012              2011
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM OPERATIONS
Net investment income
  (loss)               $         11,949  $         16,076  $        869,526   $        788,438   $         31,915  $         21,157
Net realized gains
  (losses)                        6,670               167           865,300            983,640             30,453            25,660
Change in unrealized
  gains (losses)                 15,901           (13,512)        4,393,110           (953,569)           130,412           (25,551)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
Increase (decrease) in
  net assets
  from operations                34,520             2,731         6,127,936            818,509            192,780            21,266
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS
  FROM POLICY
  TRANSACTIONS
Deposits                         88,426            87,491         4,929,902          5,499,884            682,330           604,679
Benefit payments                      -                 -          (102,092)           (50,291)            (1,896)                -
Payments on
  termination                   (35,765)           (5,538)       (2,597,446)        (2,892,151)           (73,410)          (59,173)
Loans - net                        (210)           (3,236)         (450,014)          (464,891)            (5,627)           (6,842)
Records maintenance
  charge                        (39,266)          (33,465)       (3,474,728)        (3,634,227)          (310,443)         (261,897)
Transfers among the
  sub-accounts and
  with the Fixed
  Account - net                 (70,569)          103,496        (1,289,032)           301,671             15,401            32,824
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
Increase (decrease)
  in net assets from
  policy transactions           (57,384)          148,748        (2,983,410)        (1,240,005)           306,355           309,591
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS                 (22,864)          151,479         3,144,526           (421,496)           499,135           330,857
NET ASSETS AT
  BEGINNING OF PERIOD           237,273            85,794        39,973,452         40,394,948          1,128,646           797,789
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
NET ASSETS AT END
  OF PERIOD            $        214,409  $        237,273  $     43,117,978   $     39,973,452   $      1,627,781  $      1,128,646
                       ================  ================  ================   ================   ================  ================
UNITS OUTSTANDING
   Units outstanding
      at beginning of
      period                     18,804             7,073         2,773,262          2,857,435            116,863            84,199
         Units issued             7,423            12,458            92,038            129,755             39,085            38,211
         Units redeemed         (11,352)             (727)         (288,276)          (213,928)           (10,409)           (5,547)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
   Units outstanding
     at end of period            14,875            18,804         2,577,024          2,773,262            145,539           116,863
                       ================  ================  ================   ================   ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                Fidelity Variable                   Fidelity Variable                   Fidelity Variable
                             Insurance Products Fund             Insurance Products Fund             Insurance Products Fund
                                   Sub-Account                         Sub-Account                         Sub-Account
                       ----------------------------------  -----------------------------------   ----------------------------------
                                                                          VIP
                            VIP Investment Grade Bond                    Mid Cap                         VIP Money Market
                       ----------------------------------  -----------------------------------   ----------------------------------
                             2012              2011              2012               2011               2012              2011
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM OPERATIONS
Net investment income
  (loss)               $        136,159  $        173,134  $          5,165   $          1,803   $         (6,893) $        (11,504)
Net realized gains
  (losses)                      169,411           149,412            77,155              3,039                  -                 -
Change in unrealized
  gains (losses)                 14,464            24,071            19,537            (71,978)                 -                 -
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
Increase (decrease) in
  net assets
  from operations               320,034           346,617           101,857            (67,136)            (6,893)          (11,504)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS
  FROM POLICY
  TRANSACTIONS
Deposits                      1,008,808         1,069,167           335,707            425,942          3,515,725         4,055,392
Benefit payments                 (4,463)          (10,725)           (1,792)                 -            (63,090)          (95,838)
Payments on
  termination                  (418,325)         (502,281)          (51,158)           (16,774)        (5,506,894)       (5,852,319)
Loans - net                     (76,611)          (43,276)           (5,032)           (12,713)          (259,634)         (257,148)
Records maintenance
  charge                       (569,720)         (585,331)         (144,004)          (125,866)        (2,785,243)       (2,926,218)
Transfers among the
  sub-accounts and
  with the Fixed
  Account - net                 240,305           492,869           (28,444)            15,303          8,558,058         4,321,435
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
Increase (decrease)
  in net assets from
  policy transactions           179,994           420,423           105,277            285,892          3,458,922          (754,696)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS                 500,028           767,040           207,134            218,756          3,452,029          (766,200)
NET ASSETS AT
  BEGINNING OF PERIOD         5,385,808         4,618,768           648,081            429,325         28,241,429        29,007,629
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
NET ASSETS AT END
  OF PERIOD            $      5,885,836  $      5,385,808  $        855,215   $        648,081   $     31,693,458  $     28,241,429
                       ================  ================  ================   ================   ================  ================
UNITS OUTSTANDING
   Units outstanding
      at beginning of
      period                    348,399           319,566            63,342             37,508          1,908,096         1,945,999
         Units issued            37,901            58,723            18,178             27,819          1,027,994         1,311,383
         Units redeemed         (25,340)          (29,890)           (8,729)            (1,985)          (824,019)       (1,349,286)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
   Units outstanding
     at end of period           360,960           348,399            72,791             63,342          2,112,071         1,908,096
                       ================  ================  ================   ================   ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                 Fidelity Variable                   Fidelity Variable                   Fidelity Variable
                             Insurance Products Fund             Insurance Products Fund             Insurance Products Fund
                                    Sub-Account                         Sub-Account                         Sub-Account
                       ----------------------------------  -----------------------------------   ----------------------------------
                                                                            VIP                                 VIP
                                  VIP Overseas                          Real Estate                       Value Strategies
                       ----------------------------------  -----------------------------------   ----------------------------------
                             2012              2011              2012               2011               2012              2011
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM OPERATIONS
Net investment income
  (loss)               $        237,264  $        178,643  $          6,157   $          2,585   $            771  $          1,027
Net realized gains
  (losses)                     (253,518)         (347,777)           11,885              4,581              7,183               792
Change in unrealized
  gains (losses)              2,544,304        (2,603,268)           32,806              7,247             18,357           (10,971)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
Increase (decrease) in
  net assets
  from operations             2,528,050        (2,772,402)           50,848             14,413             26,311            (9,152)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS
  FROM POLICY
  TRANSACTIONS
Deposits                      1,685,007         1,890,116           251,298            145,654             45,262            42,540
Benefit payments                (16,546)          (57,215)                -                  -                  -                 -
Payments on
  termination                  (972,167)         (928,198)           (7,066)           (18,966)            (7,431)             (994)
Loans - net                    (143,958)         (124,357)           (1,292)            (5,000)               101              (575)
Records maintenance
  charge                     (1,078,545)       (1,242,591)          (67,343)           (45,248)           (19,600)          (15,980)
Transfers among the
  sub-accounts and
  with the Fixed
  Account - net                (180,004)         (397,274)            1,272              8,041             (2,355)           23,763
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
Increase (decrease)
  in net assets from
  policy transactions          (706,213)         (859,519)          176,869             84,481             15,977            48,754
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS               1,821,837        (3,631,921)          227,717             98,894             42,288            39,602
NET ASSETS AT
  BEGINNING OF PERIOD        12,748,730        16,380,651           232,767            133,873             93,036            53,434
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
NET ASSETS AT END
  OF PERIOD            $     14,570,567  $     12,748,730  $        460,484   $        232,767   $        135,324  $         93,036
                       ================  ================  ================   ================   ================  ================
UNITS OUTSTANDING
   Units outstanding
      at beginning of
      period                    876,472           928,946            22,419             13,936              9,899             5,185
         Units issued            67,690           118,684            16,872             10,654              5,885             5,484
         Units redeemed        (105,554)         (171,158)           (1,887)            (2,171)            (4,472)             (770)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
   Units outstanding
     at end of period           838,608           876,472            37,404             22,419             11,312             9,899
                       ================  ================  ================   ================   ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                     Franklin                            Franklin                            Franklin
                             Templeton Investments               Templeton Investments               Templeton Investments
                                   Sub-Account                         Sub-Account                         Sub-Account
                       ----------------------------------  -----------------------------------   ----------------------------------
                                    VIP Global                            VIP High                              VIP
                               Income Securities                    Income Securities                    Income Securities
                       ----------------------------------  -----------------------------------   ----------------------------------
                             2012              2011              2012               2011               2012              2011
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM OPERATIONS
Net investment income
  (loss)               $         36,441  $         26,652  $          7,537   $          3,620   $         13,305  $          7,263
Net realized gains
  (losses)                        2,567             4,671               743                581                568             9,882
Change in unrealized
  gains (losses)                 36,325           (40,339)            6,852             (1,556)            10,401            (9,141)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
Increase (decrease) in
  net assets
  from operations                75,333            (9,016)           15,132              2,645             24,274             8,004
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS
  FROM POLICY
  TRANSACTIONS
Deposits                        156,434           203,235            50,737             43,668             94,642            89,616
Benefit payments                      -                 -                 -                  -                  -                 -
Payments on
  termination                   (24,811)          (36,418)           (8,812)            (1,785)           (11,224)           (7,550)
Loans - net                     (11,834)          (15,145)             (232)              (714)            (1,293)                -
Records maintenance
  charge                        (65,448)          (51,317)          (19,847)           (15,273)           (38,168)          (29,073)
Transfers among the
  sub-accounts and
  with the Fixed
  Account - net                (102,437)           68,390            13,204                341             16,331           (68,095)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
Increase (decrease)
  in net assets from
  policy transactions           (48,096)          168,745            35,050             26,237             60,288           (15,102)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS                  27,237           159,729            50,182             28,882             84,562            (7,098)
NET ASSETS AT
  BEGINNING OF PERIOD           541,809           382,080            77,178             48,296            158,472           165,570
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
NET ASSETS AT END
  OF PERIOD            $        569,046  $        541,809  $        127,360   $         77,178   $        243,034  $        158,472
                       ================  ================  ================   ================   ================  ================
UNITS OUTSTANDING
   Units outstanding
      at beginning of
      period                     39,481            27,672             6,018              3,941             14,397            15,449
         Units issued            14,909            15,541             3,427              2,679              6,438             6,112
         Units redeemed         (18,430)           (3,732)             (879)              (602)            (1,281)           (7,164)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
   Units outstanding
     at end of period            35,960            39,481             8,566              6,018             19,554            14,397
                       ================  ================  ================   ================   ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                    Franklin                            Franklin                            Franklin
                              Templeton Investments               Templeton Investments               Templeton Investments
                                   Sub-Account                         Sub-Account                         Sub-Account
                       ----------------------------------  -----------------------------------   ----------------------------------
                                 VIP Mutual Global                       VIP Mutual                          VIP Small
                               Discovery Securities                 Shares Securities                  Cap Value Securities
                       ----------------------------------  -----------------------------------   ----------------------------------
                             2012              2011              2012               2011               2012              2011
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM OPERATIONS
Net investment income
  (loss)               $          9,200  $          4,442  $          3,356   $          2,463   $          2,945  $          1,791
Net realized gains
  (losses)                       16,224            21,806               835                477              5,055             1,202
Change in unrealized
  gains (losses)                  8,754           (23,425)           13,668             (3,795)            44,442            (9,342)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
Increase (decrease) in
  net assets
  from operations                34,178             2,823            17,859               (855)            52,442            (6,349)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS
  FROM POLICY
  TRANSACTIONS
Deposits                        135,752           106,736            63,834             57,126            145,710           118,775
Benefit payments                      -                 -                 -                  -                  -                 -
Payments on
  termination                   (15,419)          (13,194)           (2,068)            (3,839)           (21,535)           (5,905)
Loans - net                        (681)             (708)                -                  -               (767)             (608)
Records maintenance
  charge                        (47,826)          (36,917)          (22,282)           (17,796)           (63,221)          (49,744)
Transfers among the
  sub-accounts and
  with the Fixed
  Account - net                 (17,732)         (107,703)              294              3,404              9,857            41,055
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
Increase (decrease)
  in net assets from
  policy transactions            54,094           (51,786)           39,778             38,895             70,044           103,573
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS                  88,272           (48,963)           57,637             38,040            122,486            97,224
NET ASSETS AT
  BEGINNING OF PERIOD           221,927           270,890           108,245             70,205            244,046           146,822
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
NET ASSETS AT END
  OF PERIOD            $        310,199  $        221,927  $        165,882   $        108,245   $        366,532  $        244,046
                       ================  ================  ================   ================   ================  ================
UNITS OUTSTANDING
   Units outstanding
      at beginning of
      period                     21,975            26,091            11,676              7,513             23,121            13,419
         Units issued             9,002             8,391             4,896              5,210              9,684            10,519
         Units redeemed          (3,946)          (12,507)             (959)            (1,047)            (3,563)             (817)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
   Units outstanding
     at end of period            27,031            21,975            15,613             11,676             29,242            23,121
                       ================  ================  ================   ================   ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                    Franklin                            Franklin                             Franklin
                               Templeton Investments              Templeton Investments                Templeton Investments
                                   Sub-Account                          Sub-Account                          Sub-Account
                       ----------------------------------  -----------------------------------   ----------------------------------
                                   VIP Small-Mid                      VIP Strategic                             VIP
                               Cap Growth Securities               Income Securities                     U.S. Government
                       ----------------------------------  -----------------------------------   ----------------------------------
                              2012              2011              2012               2011               2012              2011
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM OPERATIONS
Net investment income
  (loss)               $              -  $              -  $         11,033   $          4,917   $          5,376  $          4,921
Net realized gains
  (losses)                       12,078            11,197               392                365                283               309
Change in unrealized
  gains (losses)                  1,908           (14,440)            5,111             (3,269)            (2,414)            3,595
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
Increase (decrease) in
  net assets
  from operations                13,986            (3,243)           16,536              2,013              3,245             8,825
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS
  FROM POLICY
  TRANSACTIONS
Deposits                         77,353            73,949            77,861             55,999             49,951            46,869
Benefit payments                 (1,920)                -                 -                  -                  -                 -
Payments on
  termination                   (19,091)           (5,232)          (27,221)            (9,618)            (7,870)           (5,523)
Loans - net                         (53)             (708)             (605)              (615)              (507)          (11,918)
Records maintenance
  charge                        (28,993)          (25,032)          (26,049)           (19,605)           (27,157)          (22,242)
Transfers among the
  sub-accounts and
  with the Fixed
  Account - net                  10,645           (24,721)           26,122              2,965            509,106            10,426
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
Increase (decrease)
  in net assets from
  policy transactions            37,941            18,256            50,108             29,126            523,523            17,612
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS                  51,927            15,013            66,644             31,139            526,768            26,437
NET ASSETS AT
  BEGINNING OF PERIOD           114,565            99,552            95,691             64,552            165,150           138,713
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
NET ASSETS AT END
  OF PERIOD            $        166,492  $        114,565  $        162,335   $         95,691   $        691,918  $        165,150
                       ================  ================  ================   ================   ================  ================
UNITS OUTSTANDING
   Units outstanding
      at beginning of
      period                     10,699             8,870             7,654              5,307             13,580            12,086
         Units issued             6,227             5,714             7,851              3,364             43,587             3,670
         Units redeemed          (2,932)           (3,885)           (4,026)            (1,017)            (1,452)           (2,176)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
   Units outstanding
     at end of period            13,994            10,699            11,479              7,654             55,715            13,580
                       ================  ================  ================   ================   ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                     Ibbotson                           Ibbotson                              Ibbotson
                                   Sub-Account                         Sub-Account                           Sub-Account
                       ----------------------------------  -----------------------------------   ----------------------------------
                                 Aggressive Growth                     Balanced ETF                      Conservative ETF
                               ETF Asset Allocation                 Asset Allocation                     Asset Allocation
                       ----------------------------------  -----------------------------------   ----------------------------------
                              2012              2011              2012               2011               2012              2011
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM OPERATIONS
Net investment income
  (loss)               $         35,502  $         23,733  $        121,602   $         38,387   $         10,937  $          7,237
Net realized gains
  (losses)                       33,650            17,816           358,138             81,516             25,436            21,156
Change in unrealized
  gains (losses)                238,009          (141,758)          108,851           (151,105)              (762)          (10,854)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
Increase (decrease) in
  net assets
  from operations               307,161          (100,209)          588,591            (31,202)            35,611            17,539
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS
  FROM POLICY
  TRANSACTIONS
Deposits                      1,147,459         1,078,921         1,425,875          1,123,193            171,302           144,872
Benefit payments                 (2,586)           (1,925)             (753)                 -           (136,298)                -
Payments on
  termination                  (263,002)         (116,149)         (419,383)          (160,802)          (101,303)          (55,277)
Loans - net                     (50,261)          (25,011)         (330,683)             7,042                367            (3,347)
Records maintenance
  charge                       (532,527)         (481,359)         (666,604)          (526,642)          (132,227)         (104,211)
Transfers among the
  sub-accounts and
  with the Fixed
  Account - net                 107,092           106,169         3,595,627            947,927            468,705           (18,038)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
Increase (decrease)
  in net assets from
  policy transactions           406,175           560,646         3,604,079          1,390,718            270,546           (36,001)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS                 713,336           460,437         4,192,670          1,359,516            306,157           (18,462)
NET ASSETS AT
  BEGINNING OF PERIOD         2,033,418         1,572,981         3,573,187          2,213,671            515,087           533,549
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
NET ASSETS AT END
  OF PERIOD            $      2,746,754  $      2,033,418  $      7,765,857   $      3,573,187   $        821,244  $        515,087
                       ================  ================  ================   ================   ================  ================
UNITS OUTSTANDING
   Units outstanding
      at beginning of
      period                    211,232           156,183           307,572            194,852             43,396            46,240
         Units issued            65,693            67,356           321,599            132,646             71,515            13,332
         Units redeemed         (30,288)          (12,307)          (51,608)           (19,926)           (49,068)          (16,176)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
   Units outstanding
     at end of period           246,637           211,232           577,563            307,572             65,843            43,396
                       ================  ================  ================   ================   ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                       Ibbotson                              Ibbotson                 Invesco Funds
                                      Sub-Account                          Sub-Account                 Sub-Account
                         -----------------------------------   -----------------------------------   ----------------
                                       Growth ETF                       Income and Growth               Invesco LIT
                                    Asset Allocation                   ETF Asset Allocation              Government
                         -----------------------------------   -----------------------------------   ----------------
                                2012               2011               2012              2011              2011(h)
                         ----------------   ----------------   ----------------   ----------------   ----------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM OPERATIONS
Net investment income
  (loss)                 $         94,307   $         54,403   $         22,342   $          6,543   $         36,966
Net realized gains
  (losses)                        516,847             87,095             43,102             17,040            (15,401)
Change in unrealized
  gains (losses)                   44,954           (290,273)             7,560            (15,872)           (12,677)
                         ----------------   ----------------   ----------------   ----------------   ----------------
Increase (decrease) in
  net assets
  from operations                 656,108           (148,775)            73,004              7,711              8,888
                         ----------------   ----------------   ----------------   ----------------   ----------------
INCREASE (DECREASE)
  IN NET ASSETS
  FROM POLICY
  TRANSACTIONS
Deposits                        2,405,623          1,981,562            461,102            210,336             64,187
Benefit payments                   (4,243)            (2,763)                 -                  -                  -
Payments on
  termination                    (340,357)          (258,750)           (34,403)           (49,585)            (8,004)
Loans - net                       (91,143)           (16,137)            (7,040)             2,991            (12,132)
Records maintenance
  charge                       (1,025,691)          (854,229)          (157,860)          (117,349)           (34,025)
Transfers among the
  sub-accounts and
  with the Fixed
  Account - net                   892,002            296,050            284,585            115,396           (829,852)
                         ----------------   ----------------   ----------------   ----------------   ----------------
Increase (decrease)
  in net assets from
  policy transactions           1,836,191          1,145,733            546,384            161,789           (819,826)
                         ----------------   ----------------   ----------------   ----------------   ----------------
INCREASE (DECREASE)
  IN NET ASSETS                 2,492,299            996,958            619,388            169,500           (810,938)
NET ASSETS AT
  BEGINNING OF PERIOD           4,260,080          3,263,122            668,193            498,693            810,938
                         ----------------   ----------------   ----------------   ----------------   ----------------
NET ASSETS AT END
  OF PERIOD              $      6,752,379   $      4,260,080   $      1,287,581   $        668,193   $              -
                         ================   ================   ================   ================   ================
UNITS OUTSTANDING
   Units outstanding
      at beginning of
      period                      423,633            313,584             56,155             42,433             63,060
         Units issued             190,983            138,212             58,904             22,826              3,110
         Units redeemed           (40,826)           (28,163)           (13,507)            (9,104)           (66,170)
                         ----------------   ----------------   ----------------   ----------------   ----------------
   Units outstanding
     at end of period             573,790            423,633            101,552             56,155                  -
                         ================   ================   ================   ================   ================

(h) For period beginning January 1, 2011, and ended April 29, 2011

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                     Invesco Funds              Invesco Funds                Invesco Funds
                                     Sub-Account                 Sub-Account                  Sub-Account
                         -----------------------------------   ----------------   ----------------------------------
                                                                   Invesco
                                       Invesco                     UIF High                   Invesco V.I.
                               LIT Growth and Income             Yield Class I           Capital Appreciation (c)
                         -----------------------------------   ----------------   -----------------------------------
                                2012               2011            2011 (h)             2012              2011
                         ----------------   ----------------   ----------------   ----------------   ----------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM OPERATIONS
Net investment income
  (loss)                 $         54,587   $         43,072   $         38,996   $             -    $          1,963
Net realized gains
  (losses)                         14,665             (1,599)           (21,185)            99,520              2,416
Change in unrealized
  gains (losses)                  407,106           (110,756)                76             83,299           (102,088)
                         ----------------   ----------------   ----------------   ----------------   ----------------
Increase (decrease) in
  net assets
  from operations                 476,358            (69,283)            17,887            182,819            (97,709)
                         ----------------   ----------------   ----------------   ----------------   ----------------
INCREASE (DECREASE)
  IN NET ASSETS
  FROM POLICY
  TRANSACTIONS
Deposits                          623,669            686,135             15,136             99,229            331,673
Benefit payments                   (6,485)            (2,233)                 -                  -             (4,252)
Payments on
  termination                    (238,222)          (242,273)           (11,973)           (23,610)          (110,290)
Loans - net                       (33,007)           (47,682)              (276)              (520)           (24,384)
Records maintenance
  charge                         (332,413)          (354,736)            (9,669)           (49,041)          (161,273)
Transfers among the
  sub-accounts and
  with the Fixed
  Account - net                   (77,902)            (3,870)          (355,420)        (1,382,337)           (21,829)
                         ----------------   ----------------   ----------------   ----------------   ----------------
Increase (decrease)
  in net assets from
  policy transactions             (64,360)            35,341           (362,202)        (1,356,279)             9,645
                         ----------------   ----------------   ----------------   ----------------   ----------------
INCREASE (DECREASE)
  IN NET ASSETS                   411,998            (33,942)          (344,315)        (1,173,460)           (88,064)
NET ASSETS AT
  BEGINNING OF PERIOD           3,296,148          3,330,090            344,315          1,173,460          1,261,524
                         ----------------   ----------------   ----------------   ----------------   ----------------
NET ASSETS AT END
  OF PERIOD              $      3,708,146   $      3,296,148   $              -   $              -   $      1,173,460
                         ================   ================   ================   ================   ================
UNITS OUTSTANDING
   Units outstanding
      at beginning of
      period                      180,270            177,469             18,527            112,093            110,973
         Units issued              11,219             14,272                361              3,366             11,917
         Units redeemed           (14,004)           (11,471)           (18,888)          (115,459)           (10,797)
                         ----------------   ----------------   ----------------   ----------------   ----------------
   Units outstanding
     at end of period             177,485            180,270                  -                  -            112,093
                         ================   ================   ================   ================   ================

(c) On April 27, 2012, Invesco V.I. Capital Appreciation merged into Invesco VK V.I. American Franchise
(h) For period beginning January 1, 2011, and ended April 29, 2011

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                  Invesco Funds                         Invesco Funds                       Invesco Funds
                                   Sub-Account                           Sub-Account                         Sub-Account
                       ----------------------------------  -----------------------------------   ----------------------------------
                                                                        Invesco V.I.
                              Invesco V.I. Core Equity             Government Securities               Invesco V.I. High Yield
                       ----------------------------------  -----------------------------------   ----------------------------------
                            2012              2011              2012               2011 (i)            2012            2011 (i)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM OPERATIONS
Net investment income
  (loss)               $          4,656  $          4,606  $         31,330   $              -   $         16,796  $              -
Net realized gains
  (losses)                       11,810             3,841             6,807              2,786              1,126            (4,477)
Change in unrealized
  gains (losses)                 46,384            (9,888)          (14,840)            56,586             32,719            (9,944)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
Increase (decrease) in
  net assets
  from operations                62,850            (1,441)           23,297             59,372             50,641           (14,421)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS
  FROM POLICY
  TRANSACTIONS
Deposits                         88,450           107,547           239,768            191,565             42,364            29,705
Benefit payments                      -                 -                 -               (674)              (683)           (1,610)
Payments on
  termination                   (58,861)          (29,017)          (64,863)           (40,631)           (21,507)          (14,387)
Loans - net                      (5,803)           (5,648)           (8,254)            (6,813)            (2,286)           (1,337)
Records maintenance
  charge                        (50,666)          (57,023)         (102,299)           (72,299)           (27,459)          (19,676)
Transfers among the
  sub-accounts and
  with the Fixed
  Account - net                 (14,556)           (5,378)          (28,031)           815,182             19,049           315,506
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
Increase (decrease)
  in net assets from
  policy transactions           (41,436)           10,481            36,321            886,330              9,478           308,201
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS                  21,414             9,040            59,618            945,702             60,119           293,780
NET ASSETS AT
  BEGINNING OF PERIOD           459,845           450,805           945,702                  -            293,780                 -
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
NET ASSETS AT END
  OF PERIOD            $        481,259  $        459,845  $      1,005,320   $        945,702   $        353,899  $        293,780
                       ================  ================  ================   ================   ================  ================
UNITS OUTSTANDING
   Units outstanding
      at beginning of
      period                     39,706            38,900            88,513                  -             30,486                 -
         Units issued             3,943             5,705            13,650             96,135              3,732            38,124
         Units redeemed          (7,160)           (4,899)          (10,343)            (7,622)            (2,876)           (7,638)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
   Units outstanding
     at end of period            36,489            39,706            91,820             88,513             31,342            30,486
                       ================  ================  ================   ================   ================  ================

(i) For period beginning April 29, 2011, and ended December 31, 2011

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                   Invesco Funds                Invesco Funds                Invesco Funds
                                    Sub-Account                  Sub-Account                  Sub-Account
                         -----------------------------------   ----------------   -----------------------------------
                                                                  Invesco VK
                                     Invesco V.I.                V.I. American              Invesco VK V.I.
                                 Mid Cap Core Equity               Franchise               American Value (e)
                         -----------------------------------   ----------------   -----------------------------------
                               2012               2011              2012 (d)            2012              2011
                         ----------------   ----------------   ----------------   ----------------   ----------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM OPERATIONS
Net investment income
  (loss)                 $          1,188   $          5,626   $              -   $         46,148   $         49,648
Net realized gains
  (losses)                         25,293              9,665             (2,759)           160,143           (292,894)
Change in unrealized
  gains (losses)                  162,280           (134,463)           (31,057)         1,335,942            224,733
                         ----------------   ----------------   ----------------   ----------------   ----------------
Increase (decrease) in
  net assets
  from operations                 188,761           (119,172)           (33,816)         1,542,233            (18,513)
                         ----------------   ----------------   ----------------   ----------------   ----------------
INCREASE (DECREASE)
  IN NET ASSETS
  FROM POLICY
  TRANSACTIONS
Deposits                          313,649            369,688            178,303            769,518            878,227
Benefit payments                      (91)                 -                  -            (28,696)            (2,200)
Payments on
  termination                    (211,687)          (139,422)           (53,523)          (721,939)          (560,155)
Loans - net                        (6,333)           (13,356)           (10,221)          (173,712)           (98,001)
Records maintenance
  charge                         (165,770)          (192,226)           (98,388)          (660,015)          (701,624)
Transfers among the
  sub-accounts and
  with the Fixed
  Account - net                     6,452            (49,307)         1,371,631         (1,671,707)          (436,446)
                         ----------------   ----------------   ----------------   ----------------   ----------------
Increase (decrease)
  in net assets from
  policy transactions             (63,780)           (24,623)         1,387,802         (2,486,551)          (920,199)
                         ----------------   ----------------   ----------------   ----------------   ----------------
INCREASE (DECREASE)
  IN NET ASSETS                   124,981           (143,795)         1,353,986           (944,318)          (938,712)
NET ASSETS AT
  BEGINNING OF PERIOD           1,752,980          1,896,775                  -          9,748,582         10,687,294
                         ----------------   ----------------   ----------------   ----------------   ----------------
NET ASSETS AT END
  OF PERIOD              $      1,877,961   $      1,752,980   $      1,353,986   $      8,804,264   $      9,748,582
                         ================   ================   ================   ================   ================
UNITS OUTSTANDING
   Units outstanding
      at beginning of
      period                      122,902            124,502                  -            591,697            652,212
         Units issued               9,098             11,235            144,606             33,716            130,877
         Units redeemed           (13,336)           (12,835)            (5,737)          (168,789)          (191,392)
                         ----------------   ----------------   ----------------   ----------------   ----------------
   Units outstanding
     at end of period             118,664            122,902            138,869            456,624            591,697
                         ================   ================   ================   ================   ================

(d) For period beginning April 27, 2012, and ended December 31, 2012
(e) Previously known as Invesco UIF U.S. Small Mid Cap Value Class I

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                         Invesco                              Invesco
                                  Invesco Funds                     Funds (Class II)                     Funds (Class II)
                                   Sub-Account                         Sub-Account                          Sub-Account
                       ----------------------------------  -----------------------------------   ----------------------------------
                                  Invesco VK V.I.                 Invesco LIT Growth and                 Invesco LIT Mid Cap
                               Value Opportunity (f)                 Income (Class II)                    Growth (Class II)
                       ----------------------------------  -----------------------------------   ----------------------------------
                             2012              2011              2012               2011               2012              2011
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM OPERATIONS
Net investment income
  (loss)               $         69,235  $         38,260  $         47,241   $         37,724   $         (4,558) $         (5,623)
Net realized gains
  (losses)                      (52,839)          (78,889)           43,651              6,291            203,618           352,519
Change in unrealized
  gains (losses)                736,359           (93,532)          525,245           (152,349)           117,891          (590,142)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
Increase (decrease) in
  net assets
  from operations               752,755          (134,161)          616,137           (108,334)           316,951          (243,246)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS
  FROM POLICY
  TRANSACTIONS
Deposits                        568,680           614,210           282,950            313,791            386,195           443,224
Benefit payments                 (4,271)          (14,507)           (3,235)            (8,847)              (908)           (2,253)
Payments on
  termination                  (210,596)         (272,634)       (1,101,241)          (358,863)          (185,417)         (230,032)
Loans - net                     (65,569)          (38,670)          (34,940)           (15,924)           (15,088)          (54,525)
Records maintenance
  charge                       (374,596)         (386,873)         (282,834)          (292,425)          (274,787)         (332,200)
Transfers among the
  sub-accounts and
  with the Fixed
  Account - net                (120,258)          (30,964)          510,944             23,441           (288,897)         (904,977)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
Increase (decrease)
  in net assets from
  policy transactions          (206,610)         (129,438)         (628,356)          (338,827)          (378,902)       (1,080,763)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS                 546,145          (263,599)          (12,219)          (447,161)           (61,951)       (1,324,009)
NET ASSETS AT
  BEGINNING OF PERIOD         4,338,148         4,601,747         4,663,529          5,110,690          3,000,194         4,324,203
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
NET ASSETS AT END
  OF PERIOD            $      4,884,293  $      4,338,148  $      4,651,310   $      4,663,529   $      2,938,243  $      3,000,194
                       ================  ================  ================   ================   ================  ================
UNITS OUTSTANDING
   Units outstanding
      at beginning of
      period                    441,862           454,201           332,257            354,642            205,789           267,113
         Units issued            21,711            26,282            52,838             23,239             24,384            48,641
         Units redeemed         (40,942)          (38,621)          (94,526)           (45,624)           (49,709)         (109,965)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
   Units outstanding
     at end of period           422,631           441,862           290,569            332,257            180,464           205,789
                       ================  ================  ================   ================   ================  ================

(f) Previously known as Invesco V.I. Basic Value

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                 Janus Aspen Series                Janus Aspen Series                    Janus Aspen Series
                                   Sub-Account                         Sub-Account                           Sub-Account
                       ----------------------------------  -----------------------------------   ----------------------------------
                                   Balanced                             Enterprise                          Flexible Bond
                       ----------------------------------  -----------------------------------   ----------------------------------
                            2012              2011              2012               2011               2012              2011
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM OPERATIONS
Net investment income
  (loss)               $        740,056  $        630,125  $        (93,120)  $        (94,755)  $        259,097  $        300,786
Net realized gains
  (losses)                    2,424,754         2,077,765           807,808            937,979            231,797           504,791
Change in unrealized
  gains (losses)                430,923        (2,248,963)        4,122,630         (1,261,296)           147,080          (319,016)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
Increase (decrease) in
  net assets
  from operations             3,595,733           458,927         4,837,318           (418,072)           637,974           486,561
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS
  FROM POLICY
  TRANSACTIONS
Deposits                      2,633,605         2,648,053         2,386,002          2,585,799            598,743           612,022
Benefit payments               (137,687)         (133,328)          (86,395)           (98,347)            (5,158)          (79,992)
Payments on
  termination                (1,974,276)       (2,046,164)       (2,101,871)        (2,330,511)        (1,090,887)         (448,278)
Loans - net                    (216,920)         (212,140)         (245,914)          (381,941)           (36,120)          (73,161)
Records maintenance
  charge                     (2,300,028)       (2,352,093)       (2,294,868)        (2,381,349)          (589,527)         (574,063)
Transfers among the
  sub-accounts and
  with the Fixed
  Account - net                (480,720)       (1,688,693)         (725,158)        (1,166,782)           (52,076)        1,130,723
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
Increase (decrease)
  in net assets from
  policy transactions        (2,476,026)       (3,784,365)       (3,068,204)        (3,773,131)        (1,175,025)          567,251
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS               1,119,707        (3,325,438)        1,769,114         (4,191,203)          (537,051)        1,053,812
NET ASSETS AT
  BEGINNING OF PERIOD        28,013,089        31,338,527        29,609,232         33,800,435          8,225,606         7,171,794
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
NET ASSETS AT END
  OF PERIOD            $     29,132,796  $     28,013,089  $     31,378,346   $     29,609,232   $      7,688,555  $      8,225,606
                       ================  ================  ================   ================   ================  ================
UNITS OUTSTANDING
   Units outstanding
      at beginning of
      period                    950,119         1,075,983         1,142,336          1,283,988            337,444           309,159
         Units issued            38,240            24,534            10,352             39,012             58,955            74,639
         Units redeemed        (105,239)         (150,398)         (113,787)          (180,664)          (106,771)          (46,354)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
   Units outstanding
     at end of period           883,120           950,119         1,038,901          1,142,336            289,628           337,444
                       ================  ================  ================   ================   ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                               Janus Aspen Series                  Janus Aspen Series                    Janus Aspen Series
                                   Sub-Account                          Sub-Account                         Sub-Account
                       ----------------------------------  -----------------------------------   ----------------------------------
                                  Forty Portfolio                    Global Technology                    Janus Portfolio
                       ----------------------------------  -----------------------------------   ----------------------------------
                             2012              2011              2012               2011               2012              2011
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM OPERATIONS
Net investment income
  (loss)               $         21,195  $          8,478  $              -   $              -   $         55,288  $         63,694
Net realized gains
  (losses)                       91,365            44,592             1,266              2,721            724,588           338,123
Change in unrealized
  gains (losses)                552,147          (253,503)           20,225             (9,908)         3,273,420        (1,718,942)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
Increase (decrease) in
  net assets
  from operations               664,707          (200,433)           21,491             (7,187)         4,053,296        (1,317,125)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS
  FROM POLICY
  TRANSACTIONS
Deposits                        634,898           686,358            89,259             54,907          2,260,795         2,476,245
Benefit payments                   (860)                -                 -                  -            (62,738)         (215,051)
Payments on
  termination                  (192,063)         (282,645)           (8,210)            (5,065)        (1,623,036)       (1,836,183)
Loans - net                     (26,635)          (42,191)              (14)              (157)          (202,066)         (281,727)
Records maintenance
  charge                       (358,539)         (382,103)          (27,876)           (21,407)        (1,964,207)       (2,037,016)
Transfers among the
  sub-accounts and
  with the Fixed
  Account - net                  50,285          (199,326)            2,942             (3,471)          (305,019)       (1,244,663)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
Increase (decrease)
  in net assets from
  policy transactions           107,086          (219,907)           56,101             24,807         (1,896,271)       (3,138,395)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS                 771,793          (420,340)           77,592             17,620          2,157,025        (4,455,520)
NET ASSETS AT
  BEGINNING OF PERIOD         2,746,594         3,166,934            91,824             74,204         22,691,634        27,147,154
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
NET ASSETS AT END
  OF PERIOD            $      3,518,387  $      2,746,594  $        169,416   $         91,824   $     24,848,659  $     22,691,634
                       ================  ================  ================   ================   ================  ================
UNITS OUTSTANDING
   Units outstanding
      at beginning of
      period                    187,110           204,544             8,582              6,333          1,323,680         1,505,753
         Units issued            30,655            29,754             5,455              4,434             20,454            17,243
         Units redeemed         (22,450)          (47,188)             (798)            (2,185)          (115,815)         (199,316)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
   Units outstanding
     at end of period           195,315           187,110            13,239              8,582          1,228,319         1,323,680
                       ================  ================  ================   ================   ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                 Janus Aspen Series                 Janus Aspen Series                  Janus Aspen Series
                                    Sub-Account                          Sub-Account                        Sub-Account
                       ----------------------------------  -----------------------------------   ----------------------------------
                                      Mid
                                    Cap Value                           Overseas                            Worldwide
                       ----------------------------------  -----------------------------------   ----------------------------------
                            2012                2011            2012                 2011              2012              2011
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM OPERATIONS
Net investment income
  (loss)               $          1,929  $          1,077  $          3,445   $          1,988   $        117,556  $         55,975
Net realized gains
  (losses)                       12,606             2,334            30,439              9,830            124,999           192,924
Change in unrealized
  gains (losses)                  3,916            (6,645)           29,618           (167,266)         3,845,724        (3,831,450)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
Increase (decrease) in
  net assets
  from operations                18,451            (3,234)           63,502           (155,448)         4,088,279        (3,582,551)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS
  FROM POLICY
  TRANSACTIONS
Deposits                         98,955            85,577           222,588            284,649          2,297,958         2,518,484
Benefit payments                      -                 -            (1,544)                 -            (92,343)         (120,119)
Payments on
  termination                   (10,461)           (8,455)          (17,811)           (24,095)        (1,613,915)       (1,885,113)
Loans - net                         (28)           (6,949)           (4,100)           (12,923)          (119,687)         (201,429)
Records maintenance
  charge                        (43,540)          (34,421)          (94,280)           (87,758)        (1,960,792)       (2,120,873)
Transfers among the
  sub-accounts and
  with the Fixed
  Account - net                  11,508              (120)          (84,080)            30,766           (796,914)         (149,993)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
Increase (decrease)
  in net assets from
  policy transactions            56,434            35,632            20,773            190,639         (2,285,693)       (1,959,043)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS                  74,885            32,398            84,275             35,191          1,802,586        (5,541,594)
NET ASSETS AT
  BEGINNING OF PERIOD           145,090           112,692           425,729            390,538         21,717,468        27,259,062
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
NET ASSETS AT END
  OF PERIOD            $        219,975  $        145,090  $        510,004   $        425,729   $     23,520,054  $     21,717,468
                       ================  ================  ================   ================   ================  ================
UNITS OUTSTANDING
   Units outstanding
      at beginning of
      period                     13,542            10,240            59,535             37,045          1,370,836         1,471,920
         Units issued             6,319             5,079            20,655             30,514             25,844            28,584
         Units redeemed          (1,388)           (1,777)          (17,335)            (8,024)          (137,342)         (129,668)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
   Units outstanding
     at end of period            18,473            13,542            62,855             59,535          1,259,338         1,370,836
                       ================  ================  ================   ================   ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                    Janus Aspen                        Janus Aspen                           Janus Aspen
                               Series (Service Shares)           Series (Service Shares)                Series (Service Shares)
                                    Sub-Account                         Sub-Account                           Sub-Account
                       ----------------------------------  -----------------------------------   ----------------------------------
                                                                         Mid Cap
                             Balanced (Service Shares)            Value (Service Shares)              Overseas (Service Shares)
                       ----------------------------------  -----------------------------------   ----------------------------------
                            2012              2011              2012               2011               2012              2011
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM OPERATIONS
Net investment income
  (loss)               $        128,654  $        104,488  $         24,773   $         16,692   $         27,170  $         15,254
Net realized gains
  (losses)                      366,985           258,735           191,399             12,111             24,173           111,068
Change in unrealized
  gains (losses)                124,330          (302,299)           79,588           (112,147)           626,649        (3,127,798)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
Increase (decrease) in
  net assets
  from operations               619,969            60,924           295,760            (83,344)           677,992        (3,001,476)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS
  FROM POLICY
  TRANSACTIONS
Deposits                        885,471         1,021,392           490,426            556,296            817,728           913,680
Benefit payments                 (5,151)          (48,127)           (6,976)            (1,225)           (27,047)          (12,729)
Payments on
  termination                  (398,556)         (355,317)         (178,433)          (173,745)          (882,642)         (398,480)
Loans - net                     (36,704)          (47,949)          (36,757)           (52,665)           (28,984)          (51,587)
Records maintenance
  charge                       (474,606)         (527,471)         (275,028)          (310,146)          (481,586)         (624,159)
Transfers among the
  sub-accounts and
  with the Fixed
  Account - net                 (71,667)            9,099            30,068            (16,279)          (193,076)         (898,709)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
Increase (decrease)
  in net assets from
  policy transactions          (101,213)           51,627            23,300              2,236           (795,607)       (1,071,984)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS                 518,756           112,551           319,060            (81,108)          (117,615)       (4,073,460)
NET ASSETS AT
  BEGINNING OF PERIOD         4,708,461         4,595,910         2,723,598          2,804,706          6,089,080        10,162,540
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
NET ASSETS AT END
  OF PERIOD            $      5,227,217  $      4,708,461  $      3,042,658   $      2,723,598   $      5,971,465  $      6,089,080
                       ================  ================  ================   ================   ================  ================
UNITS OUTSTANDING
   Units outstanding
      at beginning of
      period                    246,065           243,436           163,683            163,531            858,749           967,610
         Units issued            14,304            19,305            10,933              9,841            151,238           140,554
         Units redeemed         (19,421)          (16,676)           (9,570)            (9,689)          (266,480)         (249,415)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
   Units outstanding
     at end of period           240,948           246,065           165,046            163,683            743,507           858,749
                       ================  ================  ================   ================   ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                   Janus Aspen                           Lazard                          Legg Mason Partners
                              Series (Service Shares)             Retirement Series, Inc.            Variable Portfolios I, Inc.
                                   Sub-Account                         Sub-Account                           Sub-Account
                       ----------------------------------  -----------------------------------   ----------------------------------
                                                                       Emerging                    Legg Mason ClearBridge Variable
                            Worldwide (Service Shares)              Markets Equity                Fundamental All Cap Value Class I
                       ----------------------------------  -----------------------------------   ----------------------------------
                             2012              2011              2012               2011               2012              2011
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM OPERATIONS
Net investment income
  (loss)               $          5,196  $          3,290  $         25,468   $         31,725   $         14,902  $         11,947
Net realized gains
  (losses)                        2,504             3,025            39,020             50,498             (5,077)           (5,927)
Change in unrealized
  gains (losses)                108,444          (102,908)          253,074           (405,245)           109,974           (60,248)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
Increase (decrease) in
  net assets
  from operations               116,144           (96,593)          317,562           (323,022)           119,799           (54,228)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS
  FROM POLICY
  TRANSACTIONS
Deposits                        104,384           116,899           249,446            269,781            146,861           165,435
Benefit payments                      -              (809)          (11,282)              (675)            (1,048)                -
Payments on
  termination                   (63,734)          (51,107)          (81,297)          (269,243)          (111,644)          (57,571)
Loans - net                      (9,379)           (3,438)          (11,812)           (31,400)               603           (23,225)
Records maintenance
  charge                        (54,379)          (59,604)         (138,432)          (164,503)           (81,581)          (91,438)
Transfers among the
  sub-accounts and
  with the Fixed
  Account - net                   2,766            29,204           (49,668)           (35,580)            (5,330)          (13,377)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
Increase (decrease)
  in net assets from
  policy transactions           (20,342)           31,145           (43,045)          (231,620)           (52,139)          (20,176)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS                  95,802           (65,448)          274,517           (554,642)            67,660           (74,404)
NET ASSETS AT
  BEGINNING OF PERIOD           599,123           664,571         1,451,394          2,006,036            828,127           902,531
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
NET ASSETS AT END
  OF PERIOD            $        694,925  $        599,123  $      1,725,911   $      1,451,394   $        895,787  $        828,127
                       ================  ================  ================   ================   ================  ================
UNITS OUTSTANDING
   Units outstanding
      at beginning of
      period                     41,525            39,619            32,121             36,405             96,157            98,303
         Units issued             3,767             4,968             2,784              3,839              7,054             7,406
         Units redeemed          (5,108)           (3,062)           (3,610)            (8,123)           (12,748)           (9,552)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
   Units outstanding
     at end of period            40,184            41,525            31,295             32,121             90,463            96,157
                       ================  ================  ================   ================   ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                Legg Mason Partners               Legg Mason Partners                        MFS Variable
                           Variable Portfolios I, Inc.         Variable Portfolios I, Inc.                Insurance Trust
                                    Sub-Account                        Sub-Account                           Sub-Account
                       ----------------------------------  -----------------------------------   ----------------------------------
                         Legg Mason ClearBridge Variable        Legg Mason Western Assets
                             Large Cap Value Class I          Variable Global High Yield Bond                MFS Growth
                       ----------------------------------  -----------------------------------   ----------------------------------
                              2012              2011              2012               2011               2012              2011
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM OPERATIONS
Net investment income
  (loss)               $         32,357  $         43,766  $        161,004   $        159,127   $              -  $          12,294
Net realized gains
  (losses)                       45,204            (3,475)             (138)            (2,287)           168,686           117,425
Change in unrealized
  gains (losses)                160,838            42,418           199,889           (124,318)           861,638          (140,796)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
Increase (decrease) in
  net assets
  from operations               238,399            82,709           360,755             32,522          1,030,324           (11,077)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS
  FROM POLICY
  TRANSACTIONS
Deposits                        166,507           185,475           317,331            342,472            503,665           555,992
Benefit payments                (13,417)          (18,775)           (1,200)            (3,683)           (14,755)          (11,332)
Payments on
  termination                   (61,138)         (112,028)         (118,523)          (123,127)          (403,587)         (477,038)
Loans - net                     (16,716)          (22,175)          (24,769)           (27,203)           (40,148)          (93,754)
Records maintenance
  charge                       (119,355)         (116,476)         (188,801)          (207,998)          (445,772)         (444,089)
Transfers among the
  sub-accounts and
  with the Fixed
  Account - net                (366,598)          409,859           (10,946)            30,261           (112,832)           67,258
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
Increase (decrease)
  in net assets from
  policy transactions          (410,717)          325,880           (26,908)            10,722           (513,429)         (402,963)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS                (172,318)          408,589           333,847             43,244            516,895          (414,040)
NET ASSETS AT
  BEGINNING OF PERIOD         1,746,835         1,338,246         1,972,188          1,928,944          6,091,613         6,505,653
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
NET ASSETS AT END
  OF PERIOD            $      1,574,517  $      1,746,835  $      2,306,035   $      1,972,188   $      6,608,508  $      6,091,613
                       ================  ================  ================   ================   ================  ================
UNITS OUTSTANDING
   Units outstanding
      at beginning of
      period                    132,549           106,397           123,615            122,974            396,429           421,999
         Units issued            25,566            89,005             7,447              9,190              7,275            12,232
         Units redeemed         (55,211)          (62,853)           (8,909)            (8,549)           (37,334)          (37,802)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
   Units outstanding
     at end of period           102,904           132,549           122,153            123,615            366,370           396,429
                       ================  ================  ================   ================   ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                  MFS Variable                        MFS Variable                        MFS Variable
                                Insurance Trust                     Insurance Trust                     Insurance Trust
                                  Sub-Account                         Sub-Account                         Sub-Account
                       ----------------------------------  -----------------------------------   ----------------------------------
                                                                     MFS Investors
                                MFS High Income                       Growth Stock                    MFS Investors Trust
                       ----------------------------------  -----------------------------------   ----------------------------------
                             2012              2011             2012                2011               2012              2011
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM OPERATIONS
Net investment income
  (loss)               $         78,718  $         79,888  $          3,272   $          3,612   $         39,216  $         38,476
Net realized gains
  (losses)                        1,730               236            42,812             11,085             96,346            27,948
Change in unrealized
  gains (losses)                 55,135           (45,851)           62,165             (8,780)           616,092          (153,710)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
Increase (decrease) in
  net assets
  from operations               135,583            34,273           108,249              5,917            751,654           (87,286)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS
  FROM POLICY
  TRANSACTIONS
Deposits                        164,947           180,817           138,704            145,476            333,976           368,562
Benefit payments                   (112)             (393)             (129)            (6,249)            (8,930)           (6,618)
Payments on
  termination                   (65,447)          (77,538)          (41,079)           (48,389)          (203,137)         (163,308)
Loans - net                      (3,751)           (6,144)           (7,560)           (27,480)            (5,902)          (33,272)
Records maintenance
  charge                       (102,428)         (109,408)          (75,524)           (83,297)          (284,574)         (279,912)
Transfers among the
  sub-accounts and
  with the Fixed
  Account - net                  92,431           (25,729)           (9,027)           (11,036)          (191,051)           34,277
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
Increase (decrease)
  in net assets from
  policy transactions            85,640           (38,395)            5,385            (30,975)          (359,618)          (80,271)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS                 221,223            (4,122)          113,634            (25,058)           392,036          (167,557)
NET ASSETS AT
  BEGINNING OF PERIOD           851,258           855,380           634,251            659,309          3,977,346         4,144,903
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
NET ASSETS AT END
  OF PERIOD            $      1,072,481  $        851,258  $        747,885   $        634,251   $      4,369,382  $      3,977,346
                       ================  ================  ================   ================   ================  ================
UNITS OUTSTANDING
   Units outstanding
      at beginning of
      period                     55,014            57,550            46,246             48,351            297,615           303,389
         Units issued            15,875             6,399             3,827              3,794              8,541            10,779
         Units redeemed         (10,457)           (8,935)           (3,454)            (5,899)           (31,827)          (16,553)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
   Units outstanding
     at end of period            60,432            55,014            46,619             46,246            274,329           297,615
                       ================  ================  ================   ================   ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                  MFS Variable                        MFS Variable                        MFS Variable
                                Insurance Trust                     Insurance Trust                     Insurance Trust
                                  Sub-Account                         Sub-Account                         Sub-Account
                       ----------------------------------  -----------------------------------   ----------------------------------
                               MFS New Discovery                      MFS Research                      MFS Total Return
                        ----------------------------------  -----------------------------------   ---------------------------------
                             2012              2011              2012               2011               2012               2011
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM OPERATIONS
Net investment income
  (loss)               $              -  $             -   $         20,354   $         21,647   $        291,627  $        269,388
Net realized gains
  (losses)                      886,375         1,531,602            65,835             32,949             40,820             4,876
Change in unrealized
  gains (losses)                648,625        (2,385,249)          309,836            (68,239)           790,301           (78,402)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
Increase (decrease) in
  net assets
  from operations             1,535,000          (853,647)          396,025            (13,643)         1,122,748           195,862
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS
  FROM POLICY
  TRANSACTIONS
Deposits                        795,402           861,293           163,314            169,019          1,048,872         1,171,281
Benefit payments                 (4,740)          (30,224)           (9,816)                 -           (187,918)          (48,365)
Payments on
  termination                  (758,410)         (644,295)         (191,275)           (99,587)          (546,881)         (739,034)
Loans - net                     (37,027)         (128,271)           (1,652)            (8,719)           (65,155)          (81,759)
Records maintenance
  charge                       (595,459)         (669,941)         (135,357)          (137,140)          (757,640)         (796,529)
Transfers among the
  sub-accounts and
  with the Fixed
  Account - net                  31,372        (1,055,281)           64,824            (37,711)          (258,098)          (97,376)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
Increase (decrease)
  in net assets from
  policy transactions          (568,862)       (1,666,719)         (109,962)          (114,138)          (766,820)         (591,782)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS                 966,138        (2,520,366)          286,063           (127,781)           355,928          (395,920)
NET ASSETS AT
  BEGINNING OF PERIOD         7,432,064         9,952,430         2,362,642          2,490,423         10,169,333        10,565,253
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
NET ASSETS AT END
  OF PERIOD            $      8,398,202  $      7,432,064  $      2,648,705   $      2,362,642   $     10,525,261  $     10,169,333
                       ================  ================  ================   ================   ================  ================
UNITS OUTSTANDING
   Units outstanding
      at beginning of
      period                    280,171           336,663           161,455            169,420            525,661           555,802
         Units issued            15,342            11,696            12,794              8,843             13,555            17,904
         Units redeemed         (34,352)          (68,188)          (19,904)           (16,808)           (50,201)          (48,045)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
   Units outstanding
     at end of period           261,161           280,171           154,345            161,455            489,015           525,661
                       ================  ================  ================   ================   ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                  MFS Variable                        MFS Variable                   MFS Variable Insurance
                                Insurance Trust                     Insurance Trust                  Trust (Service Class)
                                  Sub-Account                         Sub-Account                         Sub-Account
                       ----------------------------------  -----------------------------------   ----------------------------------
                                                                                                       MFS New Discovery
                                 MFS Utilities                         MFS Value                     Series (Service Class)
                       ----------------------------------  -----------------------------------   ----------------------------------
                            2012                2011              2012              2011               2012              2011
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM OPERATIONS
Net investment income
  (loss)               $        154,006  $         74,506  $         24,820   $         21,197   $         (4,991) $         (6,311)
Net realized gains
  (losses)                       28,602            23,538            34,339              8,476             67,482           169,266
Change in unrealized
  gains (losses)                107,277            55,249           164,828            (29,596)            62,505          (283,518)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
Increase (decrease) in
  net assets
  from operations               289,885           153,293           223,987                 77            124,996          (120,563)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS
  FROM POLICY
  TRANSACTIONS
Deposits                        376,829           403,024           211,067            231,073             45,330            49,144
Benefit payments               (148,623)           (3,319)                -                  -             (5,871)           (1,244)
Payments on
  termination                  (260,287)         (169,274)          (60,678)          (101,873)           (39,775)          (44,333)
Loans - net                     (10,467)          (32,743)           (8,758)           (12,248)               336            (3,782)
Records maintenance
  charge                       (208,887)         (225,174)         (127,571)          (134,977)           (49,541)          (70,660)
Transfers among the
  sub-accounts and
  with the Fixed
  Account - net                 132,341          (125,391)          (41,086)           (57,027)            (2,149)         (156,228)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
Increase (decrease)
  in net assets from
  policy transactions          (119,094)         (152,877)          (27,026)           (75,052)           (51,670)         (227,103)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS                 170,791               416           196,961            (74,975)            73,326          (347,666)
NET ASSETS AT
  BEGINNING OF PERIOD         2,187,134         2,186,718         1,382,058          1,457,033            642,147           989,813
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
NET ASSETS AT END
  OF PERIOD            $      2,357,925  $      2,187,134  $      1,579,019   $      1,382,058   $        715,473  $        642,147
                       ================  ================  ================   ================   ================  ================
UNITS OUTSTANDING
   Units outstanding
      at beginning of
      period                     60,792            64,903            95,374            100,244             44,204            60,562
         Units issued             4,766             7,890             6,928              6,696              9,485            25,277
         Units redeemed          (7,806)          (12,001)           (8,577)           (11,566)           (12,664)          (41,635)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
   Units outstanding
     at end of period            57,752            60,792            93,725             95,374             41,025            44,204
                       ================  ================  ================   ================   ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                  Oppenheimer                         Oppenheimer                         Oppenheimer
                             Variable Account Funds              Variable Account Funds              Variable Account Funds
                                  Sub-Account                         Sub-Account                         Sub-Account
                       ----------------------------------  -----------------------------------   ----------------------------------
                                                                      Oppenheimer                         Oppenheimer
                              Oppenheimer Balanced                     Core Bond                       Global Securities
                       ----------------------------------  -----------------------------------   ----------------------------------
                            2012                2011              2012              2011               2012              2011
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM OPERATIONS
Net investment income
  (loss)               $          1,741  $          1,775  $          3,784   $          2,268   $          7,341  $          2,902
Net realized gains
  (losses)                        1,482               411               834                243              1,189             5,830
Change in unrealized
  gains (losses)                 12,668            (2,479)            2,935              1,058             57,246           (30,398)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
Increase (decrease) in
  net assets
  from operations                15,891              (293)            7,553              3,569             65,776           (21,666)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS
  FROM POLICY
  TRANSACTIONS
Deposits                         78,176            97,380            35,925             32,001            143,164           133,973
Benefit payments                      -                 -                 -                  -                  -                 -
Payments on
  termination                   (20,706)           (6,338)          (10,607)            (1,965)           (18,144)          (14,842)
Loans - net                       2,403            (3,333)             (581)               (10)             3,828           (22,984)
Records maintenance
  charge                        (38,855)          (36,900)          (15,947)           (11,900)           (53,513)          (44,263)
Transfers among the
  sub-accounts and
  with the Fixed
  Account - net                     275             2,506            12,511              1,823             21,881            13,645
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
Increase (decrease)
  in net assets from
  policy transactions            21,293            53,315            21,301             19,949             97,216            65,529
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS                  37,184            53,022            28,854             23,518            162,992            43,863
NET ASSETS AT
  BEGINNING OF PERIOD           122,859            69,837            58,615             35,097            263,460           219,597
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
NET ASSETS AT END
  OF PERIOD            $        160,043  $        122,859  $         87,469   $         58,615   $        426,452  $        263,460
                       ================  ================  ================   ================   ================  ================
UNITS OUTSTANDING
   Units outstanding
      at beginning of
      period                     15,208             8,707             7,279              4,718             28,405            21,713
         Units issued             4,720             7,936             4,130              3,116             11,732            10,464
         Units redeemed          (2,293)           (1,435)           (1,561)              (555)            (2,221)           (3,772)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
   Units outstanding
     at end of period            17,635            15,208             9,848              7,279             37,916            28,405
                       ================  ================  ================   ================   ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                  Oppenheimer                         Oppenheimer                         Oppenheimer
                             Variable Account Funds              Variable Account Funds              Variable Account Funds
                                  Sub-Account                         Sub-Account                         Sub-Account
                       ----------------------------------  -----------------------------------   ----------------------------------
                                  Oppenheimer                         Oppenheimer                         Oppenheimer
                            Global Strategic Income           Main Street Small & Mid Cap          Small & MidCap Growth Fund
                       ----------------------------------  -----------------------------------   ----------------------------------
                             2012              2011             2012                2011               2012              2011
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM OPERATIONS
Net investment income
  (loss)               $          7,324  $          1,689  $         41,419   $         41,228   $              -  $              -
Net realized gains
  (losses)                        2,022             1,425           138,625             50,316             22,613            12,063
Change in unrealized
  gains (losses)                  6,110            (2,875)          997,240           (233,981)           186,852            (5,436)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
Increase (decrease) in
  net assets
  from operations                15,456               239         1,177,284           (142,437)           209,465             6,627
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS
  FROM POLICY
  TRANSACTIONS
Deposits                         55,891            92,516         1,277,389          1,394,373            250,879           290,327
Benefit payments                      -                 -            (3,041)           (11,105)            (1,052)             (232)
Payments on
  termination                   (10,854)           (2,421)         (522,197)          (518,112)           (80,083)          (78,645)
Loans - net                      (4,266)          (12,797)          (66,872)           (75,304)           (15,928)           (9,704)
Records maintenance
  charge                        (19,433)          (15,553)         (669,450)          (718,799)          (146,907)         (158,410)
Transfers among the
  sub-accounts and
  with the Fixed
  Account - net                  11,750            (1,211)         (254,258)          (164,607)           (31,815)           96,794
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
Increase (decrease)
  in net assets from
  policy transactions            33,088            60,534          (238,429)           (93,554)           (24,906)          140,130
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS                  48,544            60,773           938,855           (235,991)           184,559           146,757
NET ASSETS AT
  BEGINNING OF PERIOD           105,713            44,940         6,638,169          6,874,160          1,273,752         1,126,995
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
NET ASSETS AT END
  OF PERIOD            $        154,257  $        105,713  $      7,577,024   $      6,638,169   $      1,458,311  $      1,273,752
                       ================  ================  ================   ================   ================  ================
UNITS OUTSTANDING
   Units outstanding
      at beginning of
      period                      9,228             3,956           294,616            294,291            112,786           100,885
         Units issued             4,723             7,116            20,825             21,301              7,646            19,803
         Units redeemed          (2,091)           (1,844)          (24,791)           (20,976)            (9,542)           (7,902)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
   Units outstanding
     at end of period            11,860             9,228           290,650            294,616            110,890           112,786
                       ================  ================  ================   ================   ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                  Oppenheimer                 Oppenheimer Variable Account        Oppenheimer Variable Account
                             Variable Account Funds           Funds (Service Shares ("SS"))       Funds (Service Shares ("SS"))
                                  Sub-Account                         Sub-Account                         Sub-Account
                       ----------------------------------  -----------------------------------   ----------------------------------
                                                                      Oppenheimer                   Oppenheimer Main Street
                               Oppenheimer Value                 Global Securities (SS)               Small & Mid Cap (SS)
                       ----------------------------------  -----------------------------------   ----------------------------------
                             2012              2011             2012                2011               2012              2011
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM OPERATIONS
Net investment income
  (loss)               $          1,724  $            859  $        130,954   $         69,613   $          1,343  $          4,479
Net realized gains
  (losses)                        1,362             3,492             4,529              8,107            423,457           192,834
Change in unrealized
  gains (losses)                 14,035            (8,664)        1,169,765           (640,077)           478,427          (474,971)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
Increase (decrease) in
  net assets
  from operations                17,121            (4,313)        1,305,248           (562,357)           903,227          (277,658)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS
  FROM POLICY
  TRANSACTIONS
Deposits                         60,603            54,492         1,300,151          1,484,612            361,904           390,167
Benefit payments                      -                 -            (3,503)            (7,584)           (12,775)          (19,737)
Payments on
  termination                   (12,976)           (8,627)         (403,257)          (490,922)        (1,033,371)         (421,324)
Loans - net                       4,556            (9,924)          (67,011)          (110,664)           (55,702)          (21,675)
Records maintenance
  charge                        (22,433)          (19,971)         (687,583)          (793,068)          (385,519)         (416,439)
Transfers among the
  sub-accounts and
  with the Fixed
  Account - net                     262               269           (11,475)           (74,024)           (49,361)           (4,760)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
Increase (decrease)
  in net assets from
  policy transactions            30,012            16,239           127,322              8,350         (1,174,824)         (493,768)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS                  47,133            11,926         1,432,570           (554,007)          (271,597)         (771,426)
NET ASSETS AT
  BEGINNING OF PERIOD            99,457            87,531         6,140,501          6,694,508          6,141,285         6,912,711
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
NET ASSETS AT END
  OF PERIOD            $        146,590  $         99,457  $      7,573,071   $      6,140,501   $      5,869,688  $      6,141,285
                       ================  ================  ================   ================   ================  ================
UNITS OUTSTANDING
   Units outstanding
      at beginning of
      period                      9,292             7,774           418,642            417,498            369,224           404,202
         Units issued             3,789             3,401            29,168             27,531             99,689           123,706
         Units redeemed          (1,283)           (1,883)          (20,932)           (26,387)          (171,884)         (158,684)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
   Units outstanding
     at end of period            11,798             9,292           426,878            418,642            297,029           369,224
                       ================  ================  ================   ================   ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                              Panorama Series Funds, Inc.
                          Panorama Series Funds, Inc.            (Service Class ("SC"))          PIMCO Variable Insurance Trust
                                  Sub-Account                         Sub-Account                         Sub-Account
                       ----------------------------------  -----------------------------------   ----------------------------------
                                  Oppenheimer                         Oppenheimer
                              International Growth             International Growth (SC)                  Foreign Bond
                       ----------------------------------  -----------------------------------   ----------------------------------
                             2012              2011             2012                2011               2012              2011
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM OPERATIONS
Net investment income
  (loss)               $         17,044  $         10,320  $          7,647   $            817   $        109,392  $         91,722
Net realized gains
  (losses)                       27,768            13,279            28,686             51,908            270,717            39,225
Change in unrealized
  gains (losses)                189,138          (106,036)          306,465           (249,481)           156,733           178,125
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
Increase (decrease) in
  net assets
  from operations               233,950           (82,437)          342,798           (196,756)           536,842           309,072
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS
  FROM POLICY
  TRANSACTIONS
Deposits                        244,004           246,139            92,850             99,356            381,868           431,079
Benefit payments                      -              (614)           (1,775)            (4,651)            (1,555)           (1,908)
Payments on
  termination                  (147,208)          (63,301)         (127,061)          (120,071)          (898,037)         (175,716)
Loans - net                         648           (10,401)         (108,601)             3,667            (58,301)          (39,588)
Records maintenance
  charge                       (119,032)         (120,590)         (109,568)          (145,781)          (401,540)         (377,070)
Transfers among the
  sub-accounts and
  with the Fixed
  Account - net                 (40,244)           (1,771)           82,290           (126,966)          (509,664)          571,527
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
Increase (decrease)
  in net assets from
  policy transactions           (61,832)           49,462          (171,865)          (294,446)        (1,487,229)          408,324
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS                 172,118           (32,975)          170,933           (491,202)          (950,387)          717,396
NET ASSETS AT
  BEGINNING OF PERIOD         1,060,044         1,093,019         1,802,059          2,293,261          5,852,091         5,134,695
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
NET ASSETS AT END
  OF PERIOD            $      1,232,162  $      1,060,044  $      1,972,992   $      1,802,059   $      4,901,704  $      5,852,091
                       ================  ================  ================   ================   ================  ================
UNITS OUTSTANDING
   Units outstanding
      at beginning of
      period                     49,738            41,322           113,116            132,068            356,450           333,338
         Units issued            12,587            13,664            12,040             27,620             31,024           101,275
         Units redeemed         (12,312)           (5,248)          (22,662)           (46,572)          (116,459)          (78,163)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
   Units outstanding
     at end of period            50,013            49,738           102,494            113,116            271,015           356,450
                       ================  ================  ================   ================   ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                         PIMCO Variable Insurance Trust      PIMCO Variable Insurance Trust      PIMCO Variable Insurance Trust
                                  Sub-Account                         Sub-Account                         Sub-Account
                       ----------------------------------  -----------------------------------   ----------------------------------
                                  Money Market                     PIMCO Real Return                   PIMCO Total Return
                       ----------------------------------  -----------------------------------   ----------------------------------
                             2012              2011             2012                2011               2012              2011
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM OPERATIONS
Net investment income
  (loss)               $          1,624  $          1,665  $         41,860   $         73,646   $        493,633  $        484,985
Net realized gains
  (losses)                            -                 -           288,752            145,509            599,823           423,360
Change in unrealized
  gains (losses)                      -                 -            (4,187)           170,098            742,112          (247,318)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
Increase (decrease) in
  net assets
  from operations                 1,624             1,665           326,425            389,253          1,835,568           661,027
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS
  FROM POLICY
  TRANSACTIONS
Deposits                        423,723           478,152           560,948            622,750          1,615,182         1,776,761
Benefit payments                 (1,083)           (1,244)           (3,308)           (10,575)          (152,031)          (50,927)
Payments on
  termination                  (343,238)         (337,380)         (529,213)          (290,963)        (1,597,862)       (1,144,136)
Loans - net                     (22,680)          (28,081)          (24,560)           (29,138)          (196,700)         (170,476)
Records maintenance
  charge                       (277,583)         (314,521)         (335,578)          (350,476)        (1,411,956)       (1,435,163)
Transfers among the
  sub-accounts and
  with the Fixed
  Account - net                  67,406           (18,334)          196,771            192,162            340,096           445,015
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
Increase (decrease)
  in net assets from
  policy transactions          (153,455)         (221,408)         (134,940)           133,760         (1,403,271)         (578,926)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS                (151,831)         (219,743)          191,485            523,013            432,297            82,101
NET ASSETS AT
  BEGINNING OF PERIOD         2,678,361         2,898,104         3,803,433          3,280,420         19,817,539        19,735,438
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
NET ASSETS AT END
  OF PERIOD            $      2,526,530  $      2,678,361  $      3,994,918   $      3,803,433   $     20,249,836  $     19,817,539
                       ================  ================  ================   ================   ================  ================
UNITS OUTSTANDING
   Units outstanding
      at beginning of
      period                    228,468           247,356           232,072            223,546          1,107,765         1,141,860
         Units issued            27,034            18,873            35,400             35,442             98,060           141,490
         Units redeemed         (40,120)          (37,761)          (43,355)           (26,916)          (171,320)         (175,585)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
   Units outstanding
     at end of period           215,382           228,468           224,117            232,072          1,034,505         1,107,765
                       ================  ================  ================   ================   ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                             Putnam Variable Trust         Putnam Variable Trust (Class IA)    Putnam Variable Trust (Class IA)
                                  Sub-Account                         Sub-Account                         Sub-Account
                       ----------------------------------  -----------------------------------   ----------------------------------
                                                                                                        VT International
                          VT International Value Fund           VT High Yield (Class IA)             Value Fund (Class IA)
                       ----------------------------------  -----------------------------------   ----------------------------------
                             2012              2011             2012                2011               2012              2011
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM OPERATIONS
Net investment income
  (loss)               $        109,247  $        102,927  $         73,974   $         71,916   $         41,257  $         37,928
Net realized gains
  (losses)                     (639,791)         (307,503)            7,794                261           (190,464)          (12,723)
Change in unrealized
  gains (losses)              1,185,338          (364,878)           61,000            (55,405)           397,370          (221,463)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
Increase (decrease) in
  net assets
  from operations               654,794          (569,454)          142,768             16,772            248,163          (196,258)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS
  FROM POLICY
  TRANSACTIONS
Deposits                        241,446           297,307           103,811            109,439            138,613           180,346
Benefit payments                (10,837)           (2,282)           (1,659)                 -             (8,116)             (595)
Payments on
  termination                  (236,035)         (349,130)          (56,963)           (70,957)           (43,500)          (31,214)
Loans - net                     (17,051)          (46,283)           (5,891)            (3,991)            (2,240)            3,956
Records maintenance
  charge                       (191,615)         (219,515)          (77,815)           (82,234)           (62,205)          (73,442)
Transfers among the
  sub-accounts and
  with the Fixed
  Account - net                (730,846)            4,199            (9,223)             9,651           (437,277)           85,109
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
Increase (decrease)
  in net assets from
  policy transactions          (944,938)         (315,704)          (47,740)           (38,092)          (414,725)          164,160
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS                (290,144)         (885,158)           95,028            (21,320)          (166,562)          (32,098)
NET ASSETS AT
  BEGINNING OF PERIOD         3,568,209         4,453,367           897,288            918,608          1,330,511         1,362,609
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
NET ASSETS AT END
  OF PERIOD            $      3,278,065  $      3,568,209  $        992,316   $        897,288   $      1,163,949  $      1,330,511
                       ================  ================  ================   ================   ================  ================
UNITS OUTSTANDING
   Units outstanding
      at beginning of
      period                    268,365           288,477            42,668             44,488             73,442            65,049
         Units issued            35,611            29,003             2,381              2,667              8,226            10,413
         Units redeemed        (101,135)          (49,115)           (4,490)            (4,487)           (28,919)           (2,020)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
   Units outstanding
     at end of period           202,841           268,365            40,559             42,668             52,749            73,442
                       ================  ================  ================   ================   ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                                                     T. Rowe Price                       T. Rowe Price
                              Rydex Variable Trust                Equity Series, Inc.                 Equity Series, Inc.
                                  Sub-Account                         Sub-Account                         Sub-Account
                       ----------------------------------  -----------------------------------   ----------------------------------
                               Guggenheim VT U.S.                    T. Rowe Price
                          Long Short Momentum Fund (g)              Blue Chip Growth              T. Rowe Price Equity Income
                       ----------------------------------  -----------------------------------   ----------------------------------
                            2012              2011             2012                2011               2012              2011
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM OPERATIONS
Net investment income
  (loss)               $              -  $              -  $          4,639   $              -   $        475,509  $        385,525
Net realized gains
  (losses)                         (374)            1,025            60,830             34,656             73,653           (52,589)
Change in unrealized
  gains (losses)                 27,889           (47,669)          412,143              6,972          2,928,940          (466,533)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
Increase (decrease) in
  net assets
  from operations                27,515           (46,644)          477,612             41,628          3,478,102          (133,597)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS
  FROM POLICY
  TRANSACTIONS
Deposits                        129,511           143,499           514,324            574,289          2,672,892         2,968,699
Benefit payments                   (361)                -              (558)            (8,348)          (101,750)          (60,785)
Payments on
  termination                   (44,399)          (40,463)         (173,199)          (209,081)        (1,630,745)       (1,443,061)
Loans - net                      (3,270)           (5,296)          (34,489)           (26,439)          (112,317)         (232,269)
Records maintenance
  charge                        (63,937)          (75,658)         (292,582)          (317,835)        (1,701,189)       (1,811,524)
Transfers among the
  sub-accounts and
  with the Fixed
  Account - net                   3,946           (71,961)           53,521            (40,671)        (1,323,746)         (467,398)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
Increase (decrease)
  in net assets from
  policy transactions            21,490           (49,879)           67,017            (28,085)        (2,196,855)       (1,046,338)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS                  49,005           (96,523)          544,629             13,543          1,281,247        (1,179,935)
NET ASSETS AT
  BEGINNING OF PERIOD           636,758           733,281         2,587,429          2,573,886         21,208,256        22,388,191
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
NET ASSETS AT END
  OF PERIOD            $        685,763  $        636,758  $      3,132,058   $      2,587,429   $     22,489,503  $     21,208,256
                       ================  ================  ================   ================   ================  ================
UNITS OUTSTANDING
   Units outstanding
      at beginning of
      period                     34,506            37,128           187,507            189,351          1,122,438         1,176,428
         Units issued             4,026             4,185            19,389             13,275             25,768            39,111
         Units redeemed          (2,948)           (6,807)          (14,968)           (15,119)          (132,191)          (93,101)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
   Units outstanding
     at end of period            35,584            34,506           191,928            187,507          1,016,015         1,122,438
                       ================  ================  ================   ================   ================  ================

(g) Previously known as Rydex SGI VT U.S. Long Short Momentum Fund

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                 T. Rowe Price                       T. Rowe Price                       T. Rowe Price
                              Equity Series, Inc.                 Equity Series, Inc.              International Series, Inc.
                                  Sub-Account                         Sub-Account                         Sub-Account
                       ----------------------------------  -----------------------------------   ----------------------------------
                                                                     T. Rowe Price                       T. Rowe Price
                          T. Rowe Price Mid-Cap Growth             New America Growth                 International Stock
                       ----------------------------------  -----------------------------------   ----------------------------------
                             2012              2011             2012                2011               2012              2011
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM OPERATIONS
Net investment income
  (loss)               $              -  $              -  $         10,407   $          4,833   $         45,083  $         58,447
Net realized gains
  (losses)                      978,075         1,240,703            78,426            239,526            (22,208)           (6,121)
Change in unrealized
  gains (losses)                216,387        (1,349,525)          169,561           (273,090)           566,956          (554,452)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
Increase (decrease) in
  net assets
  from operations             1,194,462          (108,822)          258,394            (28,731)           589,831          (502,126)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS
  FROM POLICY
  TRANSACTIONS
Deposits                        618,259           672,181           186,123            207,733            295,170           303,348
Benefit payments                (14,257)          (30,289)          (74,717)                 -             (4,104)           (5,154)
Payments on
  termination                  (529,790)         (610,004)         (121,676)          (107,080)          (289,092)         (199,781)
Loans - net                     (82,280)         (112,561)           (5,191)            (3,706)           (35,457)          (22,389)
Records maintenance
  charge                       (600,145)         (631,114)         (141,786)          (149,166)          (208,050)         (223,562)
Transfers among the
  sub-accounts and
  with the Fixed
  Account - net                (276,212)         (199,944)          (81,905)           (29,355)             9,709            63,799
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
Increase (decrease)
  in net assets from
  policy transactions          (884,425)         (911,731)         (239,152)           (81,574)          (231,824)          (83,739)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS                 310,037        (1,020,553)           19,242           (110,305)           358,007          (585,865)
NET ASSETS AT
  BEGINNING OF PERIOD         8,833,812         9,854,365         2,138,689          2,248,994          3,371,974         3,957,839
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
NET ASSETS AT END
  OF PERIOD            $      9,143,849  $      8,833,812  $      2,157,931   $      2,138,689   $      3,729,981  $      3,371,974
                       ================  ================  ================   ================   ================  ================
UNITS OUTSTANDING
   Units outstanding
      at beginning of
      period                    282,088           310,676           142,027            147,753            247,261           252,974
         Units issued             1,939             1,666            18,252             20,340             18,295            29,016
         Units redeemed         (27,666)          (30,254)          (33,597)           (26,066)           (34,624)          (34,729)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
   Units outstanding
     at end of period           256,361           282,088           126,682            142,027            230,932           247,261
                       ================  ================  ================   ================   ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                      The                                 The                                 The
                                Alger Portfolios                    Alger Portfolios                    Alger Portfolios
                                  Sub-Account                         Sub-Account                         Sub-Account
                       ----------------------------------  -----------------------------------   ----------------------------------
                                     Alger                           Alger Capital                        Alger Income
                               Balanced Class I-2                Appreciation Class I-2               and Growth Class I-2
                       ----------------------------------  -----------------------------------   ----------------------------------
                             2012              2011             2012                2011               2012              2011
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM OPERATIONS
Net investment income
  (loss)               $          1,127  $          1,760  $        154,995   $         14,884   $        161,587  $         84,031
Net realized gains
  (losses)                        1,203               527           664,156            338,636            159,559               245
Change in unrealized
  gains (losses)                  2,819            (2,465)        1,571,742           (384,465)           301,496           247,431
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
Increase (decrease) in
  net assets
  from operations                 5,149              (178)        2,390,893            (30,945)           622,642           331,707
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS
  FROM POLICY
  TRANSACTIONS
Deposits                         57,564            49,788         1,829,616          1,990,100            402,400           456,083
Benefit payments                 (1,754)                -           (31,432)           (18,018)            (8,897)             (567)
Payments on
  termination                   (12,596)           (4,276)       (1,798,610)          (928,177)          (284,638)         (478,511)
Loans - net                           -                 -          (163,977)          (178,222)           (59,989)          (80,571)
Records maintenance
  charge                        (24,642)          (21,440)       (1,210,601)        (1,215,049)          (367,330)         (363,870)
Transfers among the
  sub-accounts and
  with the Fixed
  Account - net                  (1,461)             (841)          759,371           (116,778)        (1,213,702)          935,850
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
Increase (decrease)
  in net assets from
  policy transactions            17,111            23,231          (615,633)          (466,144)        (1,532,156)          468,414
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS                  22,260            23,053         1,775,260           (497,089)          (909,514)          800,121
NET ASSETS AT
  BEGINNING OF PERIOD            78,320            55,267        13,215,057         13,712,146          5,678,232         4,878,111
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
NET ASSETS AT END
  OF PERIOD            $        100,580  $         78,320  $     14,990,317   $     13,215,057   $      4,768,718  $      5,678,232
                       ================  ================  ================   ================   ================  ================
UNITS OUTSTANDING
   Units outstanding
      at beginning of
      period                      7,721             5,450           571,859            583,127            354,734           324,585
         Units issued             3,037             2,878            61,911             36,546              4,778            72,380
         Units redeemed          (1,424)             (607)          (74,288)           (47,814)           (94,328)          (42,231)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
   Units outstanding
     at end of period             9,334             7,721           559,482            571,859            265,184           354,734
                       ================  ================  ================   ================   ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                      The                                 The                                 The
                                Alger Portfolios                    Alger Portfolios                    Alger Portfolios
                                  Sub-Account                         Sub-Account                         Sub-Account
                       ----------------------------------  -----------------------------------   ----------------------------------
                                Alger Large Cap                       Alger MidCap                       Alger SmallCap
                                Growth Class I-2                    Growth Class I-2                    Growth Class I-2
                       ----------------------------------  -----------------------------------   ----------------------------------
                             2012              2011             2012                2011               2012              2011
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM OPERATIONS
Net investment income
  (loss)               $        116,484  $         98,299  $              -   $         72,466   $              -  $              -
Net realized gains
  (losses)                      175,634           106,423          (416,439)          (646,002)         1,692,818           244,928
Change in unrealized
  gains (losses)                628,232          (233,021)        3,427,862         (1,212,401)          (972,889)         (367,854)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
Increase (decrease) in
  net assets
  from operations               920,350           (28,299)        3,011,423         (1,785,937)           719,929          (122,926)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS
  FROM POLICY
  TRANSACTIONS
Deposits                      1,218,825         1,289,655         2,617,391          2,922,467            455,732           516,548
Benefit payments                 (4,890)           (9,997)          (23,116)           (75,252)           (10,338)           (3,520)
Payments on
  termination                  (747,343)         (635,454)       (1,664,011)        (1,443,242)          (484,603)         (398,168)
Loans - net                    (122,635)         (167,629)         (187,474)          (188,889)           (10,276)         (118,523)
Records maintenance
  charge                       (822,211)         (862,993)       (1,650,489)        (1,807,565)          (400,757)         (411,437)
Transfers among the
  sub-accounts and
  with the Fixed
  Account - net                 (83,141)         (130,411)         (381,965)           (21,645)          (443,888)          616,124
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
Increase (decrease)
  in net assets from
  policy transactions          (561,395)         (516,829)       (1,289,664)          (614,126)          (894,130)          201,024
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS                 358,955          (545,128)        1,721,759         (2,400,063)          (174,201)           78,098
NET ASSETS AT
  BEGINNING OF PERIOD         9,397,551         9,942,679        19,079,904         21,479,967          6,306,224         6,228,126
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
NET ASSETS AT END
  OF PERIOD            $      9,756,506  $      9,397,551  $     20,801,663   $     19,079,904   $      6,132,023  $      6,306,224
                       ================  ================  ================   ================   ================  ================
UNITS OUTSTANDING
   Units outstanding
      at beginning of
      period                    648,518           681,931           952,691            980,200            397,348           379,938
         Units issued            24,705            18,893            50,312             99,122             47,982            68,414
         Units redeemed         (57,214)          (52,306)         (103,707)          (126,631)          (101,887)          (51,004)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
   Units outstanding
     at end of period           616,009           648,518           899,296            952,691            343,443           397,348
                       ================  ================  ================   ================   ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                 The Universal                       The Universal                       The Universal
                           Institutional Funds, Inc.           Institutional Funds, Inc.           Institutional Funds, Inc.
                                  Sub-Account                         Sub-Account                         Sub-Account
                       ----------------------------------  -----------------------------------   ----------------------------------
                          Morgan Stanley UIF Emerging                Morgan Stanley                 Morgan Stanley UIF U.S.
                                Markets Class I                    UIF Growth Class I                 Real Estate Class I
                       ----------------------------------  -----------------------------------   ----------------------------------
                             2012              2011             2012                2011               2012              2011
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM OPERATIONS
Net investment income
  (loss)               $              -  $          1,007  $         (3,731)  $         (2,005)  $         47,345  $         43,342
Net realized gains
  (losses)                        7,180             3,947           153,383             99,058            (12,009)         (105,755)
Change in unrealized
  gains (losses)                 40,540           (51,557)           76,330           (161,296)           756,020           346,951
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
Increase (decrease) in
  net assets
  from operations                47,720           (46,603)          225,982            (64,243)           791,356           284,538
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS
  FROM POLICY
  TRANSACTIONS
Deposits                         91,643           114,477           219,659            249,310            777,823           913,010
Benefit payments                      -                 -                 -               (576)           (16,085)          (10,219)
Payments on
  termination                   (36,818)          (11,042)         (133,795)          (168,811)          (372,493)         (416,877)
Loans - net                        (541)           (5,959)          (59,111)           (12,636)           (30,108)          (97,539)
Records maintenance
  charge                        (38,300)          (43,725)         (144,516)          (158,494)          (466,996)         (501,507)
Transfers among the
  sub-accounts and
  with the Fixed
  Account - net                  (6,858)            6,482            49,061            (85,297)          (119,285)          (78,531)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
Increase (decrease)
  in net assets from
  policy transactions             9,126            60,233           (68,702)          (176,504)          (227,144)         (191,663)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS                  56,846            13,630           157,280           (240,747)           564,212            92,875
NET ASSETS AT
  BEGINNING OF PERIOD           235,585           221,955         1,586,376          1,827,123          5,063,290         4,970,415
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
NET ASSETS AT END
  OF PERIOD            $        292,431  $        235,585  $      1,743,656   $      1,586,376   $      5,627,502  $      5,063,290
                       ================  ================  ================   ================   ================  ================
UNITS OUTSTANDING
   Units outstanding
      at beginning of
      period                     30,929            23,831           101,773            113,443            179,868           187,020
         Units issued             9,619            10,309            22,010             25,035              8,654            14,696
         Units redeemed          (8,542)           (3,211)          (25,548)           (36,705)           (15,940)          (21,848)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
   Units outstanding
     at end of period            32,006            30,929            98,235            101,773            172,582           179,868
                       ================  ================  ================   ================   ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                               Van Eck Worldwide                   Van Eck Worldwide                   Van Eck Worldwide
                                Insurance Trust                     Insurance Trust                     Insurance Trust
                                  Sub-Account                         Sub-Account                         Sub-Account
                       ----------------------------------  -----------------------------------   ----------------------------------
                               Van Eck Worldwide                        Van Eck                        Van Eck Worldwide
                                Emerging Markets                 Worldwide Hard Assets             Multi-Manager Alternatives
                       ----------------------------------  -----------------------------------   ----------------------------------
                             2012              2011             2012                2011               2012              2011
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM OPERATIONS
Net investment income
  (loss)               $              -  $         42,369  $         23,240   $         50,141   $              -  $          2,051
Net realized gains
  (losses)                      (35,432)          (14,977)          294,975            205,364               (166)              161
Change in unrealized
  gains (losses)              1,090,098        (1,221,895)         (192,542)          (968,443)             2,886            (8,615)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
Increase (decrease) in
  net assets
  from operations             1,054,666        (1,194,503)          125,673           (712,938)             2,720            (6,403)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS
  FROM POLICY
  TRANSACTIONS
Deposits                        763,894           828,306           622,327            704,748             40,489            43,733
Benefit payments                 (2,493)           (5,067)           (6,845)            (1,368)              (355)                -
Payments on
  termination                  (250,739)         (214,593)         (243,166)          (326,997)           (26,672)          (23,207)
Loans - net                     (16,248)          (36,124)          (20,535)           (43,837)            (1,198)           (1,745)
Records maintenance
  charge                       (384,594)         (456,619)         (336,590)          (415,065)           (21,912)          (25,810)
Transfers among the
  sub-accounts and
  with the Fixed
  Account - net                (140,796)           38,851           (32,136)            16,532              7,720            (9,768)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
Increase (decrease)
  in net assets from
  policy transactions           (30,976)          154,754           (16,945)           (65,987)            (1,928)          (16,797)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS               1,023,690        (1,039,749)          108,728           (778,925)               792           (23,200)
NET ASSETS AT
  BEGINNING OF PERIOD         3,525,211         4,564,960         3,630,128          4,409,053            212,495           235,695
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
NET ASSETS AT END
  OF PERIOD            $      4,548,901  $      3,525,211  $      3,738,856   $      3,630,128   $        213,287  $        212,495
                       ================  ================  ================   ================   ================  ================
UNITS OUTSTANDING
   Units outstanding
      at beginning of
      period                    154,429           148,509           114,300            115,988             18,608            20,171
         Units issued            14,075            15,803            12,328             19,901              2,580             5,173
         Units redeemed         (14,989)           (9,883)          (12,761)           (21,589)            (2,756)           (6,736)
                       ----------------  ----------------  ----------------   ----------------   ----------------  ----------------
   Units outstanding
     at end of period           153,515           154,429           113,867            114,300             18,432            18,608
                       ================  ================  ================   ================   ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                             Wells Fargo Variable Trust       Wells Fargo Variable Trust
                                   Sub-Account                       Sub-Account
                       ---------------------------------   ----------------------------------
                                Wells Fargo VT                       Wells Fargo VT
                             Advantage Discovery                 Advantage Opportunity
                       ---------------------------------   ----------------------------------
                             2012              2011              2012              2011
                       ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM OPERATIONS
Net investment income
  (loss)               $              -  $              -  $          6,069  $          9,785
Net realized gains
  (losses)                      249,103           496,178           (15,076)          (39,914)
Change in unrealized
  gains (losses)                518,928          (492,928)          941,939          (342,624)
                       ----------------  ----------------  ----------------  ----------------
Increase (decrease) in
  net assets
  from operations               768,031             3,250           932,932          (372,753)
                       ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS
  FROM POLICY
  TRANSACTIONS
Deposits                        372,696           406,971           505,729           580,053
Benefit payments                (23,600)          (23,430)          (75,581)           (4,264)
Payments on
  termination                  (413,487)         (298,464)         (456,063)         (321,468)
Loans - net                     (49,200)          (56,952)          (85,550)          (78,054)
Records maintenance
  charge                       (347,067)         (370,387)         (475,039)         (500,128)
Transfers among the
  sub-accounts and
  with the Fixed
  Account - net                  38,440          (918,771)         (152,977)         (146,877)
                       ----------------  ----------------  ----------------  ----------------
Increase (decrease)
  in net assets from
  policy transactions          (422,218)       (1,261,033)         (739,481)         (470,738)
                       ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS                 345,813        (1,257,783)          193,451          (843,491)
NET ASSETS AT
  BEGINNING OF PERIOD         4,524,510         5,782,293         6,263,300         7,106,791
                       ----------------  ----------------  ----------------  ----------------
NET ASSETS AT END
  OF PERIOD            $      4,870,323  $      4,524,510  $      6,456,751  $      6,263,300
                       ================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding
      at beginning of
      period                    262,055           336,321           454,028           486,740
         Units issued            15,304            23,473             7,012            10,418
         Units redeemed         (37,767)          (97,739)          (55,877)          (43,130)
                       ----------------  ----------------  ----------------  ----------------
   Units outstanding
     at end of period           239,592           262,055           405,163           454,028
                       ================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Lincoln Benefit Life Variable Life Account (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Lincoln Benefit Life Company ("Lincoln Benefit"). The assets of the Account are legally segregated from those of Lincoln Benefit. Lincoln Benefit is wholly owned by Allstate Life Insurance Company ("Allstate"), which is a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     The assets within the Account are legally segregated from each other into sub-accounts (the "sub-accounts"). Lincoln Benefit issued six life insurance policies, the Investor's Select, the Consultant, the Consultant SL, the Consultant Protector, the Consultant Accumulator, and the Total Accumulator (collectively the "Policies"), the deposits of which are invested at the direction of the policyholders in the sub-accounts that comprise the Account. The Investor's Select, the Consultant, the Consultant SL, the Consultant Protector and the Consultant Accumulator policies are closed to new policyholders but continue to accept deposits from existing policyholders. Absent any policy provisions wherein Lincoln Benefit contractually guarantees a specified death benefit, variable life policyholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts listed below invest in the corresponding mutual fund portfolios and the underlying mutual funds (collectively the "Funds" or individually a "Fund"):

     ALLIANCEBERNSTEIN                    FIDELITY VARIABLE INSURANCE PRODUCTS
         VPS Growth and Income Class A       FUND
         VPS International Growth Class A    VIP Asset Manager
         VPS International Value Class A     VIP Contrafund
         VPS Small Cap Growth Class A        VIP Emerging Markets
         VPS Small/Mid Cap Value Class A     VIP Equity-Income
     DWS INVESTMENTS VARIABLE INSURANCE      VIP Growth
         TRUST                               VIP Growth & Income
         DWS VIP Equity 500 Index A          VIP High Income
         DWS VIP Small Cap Index A           VIP Index 500
     DWS VARIABLE SERIES I                FIDELITY VARIABLE INSURANCE PRODUCTS
         DWS VIP Bond A                      FUND (CONTINUED)
         DWS VIP Core Equity A               VIP Index 500 - Service Class
           (Previously known as DWS VIP      VIP Investment Grade Bond
           Growth and Income A)              VIP Mid Cap
         DWS VIP Global Small Cap            VIP Money Market
           Growth A                          VIP Overseas
         DWS VIP International               VIP Real Estate
     DWS VARIABLE SERIES II                  VIP Value Strategies
         DWS VIP Global Income Builder A  FRANKLIN TEMPLETON INVESTMENTS
           (Previously known as DWS VIP      VIP Global Income Securities
           Balanced A)                       VIP High Income Securities
     FEDERATED INSURANCE SERIES              VIP Income Securities
         Federated Fund for U.S.             VIP Mutual Global Discovery
           Government Securities II            Securities
         Federated High Income Bond          VIP Mutual Shares Securities
           Fund II                           VIP Small Cap Value Securities
         Federated Managed Volatility        VIP Small-Mid Cap Growth Securities
           Fund II                           VIP Strategic Income Securities

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         VIP U.S. Government                 Janus Portfolio
     IBBOTSON                                Mid Cap Value
         Aggressive Growth ETF Asset         Overseas
           Allocation                        Worldwide
         Balanced ETF Asset Allocation    JANUS ASPEN SERIES (SERVICE SHARES)
         Conservative ETF Asset              Balanced (Service Shares)
           Allocation                        Mid Cap Value (Service Shares)
         Growth ETF Asset Allocation         Overseas (Service Shares)
         Income and Growth ETF Asset         Worldwide (Service Shares)
           Allocation                     LAZARD RETIREMENT SERIES, INC.
     INVESCO FUNDS                           Emerging Markets Equity
         Invesco LIT Government (For      LEGG MASON PARTNERS VARIABLE
           period beginning January 1,       PORTFOLIOS I, INC.
           2011, and ended April 29,         Legg Mason ClearBridge Variable
           2011)                               Fundamental All Cap Value
         Invesco LIT Growth and Income         Class I
         Invesco UIF High Yield Class I      Legg Mason ClearBridge Variable
           (For period beginning               Large Cap Value Class I
           January 1, 2011, and ended        Legg Mason Western Assets Variable
           April 29, 2011)                     Global High Yield Bond
     INVESCO FUNDS (CONTINUED)            MFS VARIABLE INSURANCE TRUST
         Invesco V.I. Capital                MFS Growth
           Appreciation (On April 27,        MFS High Income
           2012 Invesco V.I. Capital         MFS Investors Growth Stock
           Appreciation merged into          MFS Investors Trust
           Invesco VK V.I. American          MFS New Discovery
           Franchise)                        MFS Research
         Invesco V.I. Core Equity            MFS Total Return
         Invesco V.I. Government          MFS VARIABLE INSURANCE TRUST
           Securities (For period            (CONTINUED)
           beginning April 29, 2011, and     MFS Utilities
           ended December 31, 2011)          MFS Value
         Invesco V.I. High Yield (For     MFS VARIABLE INSURANCE TRUST
           period beginning April 29,        (SERVICE CLASS)
           2011, and ended December 31,      MFS New Discovery Series
           2011)                               (Service Class)
         Invesco V.I. Mid Cap Core Equity OPPENHEIMER VARIABLE ACCOUNT FUNDS
         Invesco VK V.I. American            Oppenheimer Balanced
           Franchise (For period             Oppenheimer Core Bond
           beginning April 27, 2012, and     Oppenheimer Global Securities
           ended December 31, 2012)
         Invesco VK V.I. American Value
           (Previously known as Invesco
           UIF U.S. Small Mid Cap Value
           Class I)
         Invesco VK V.I. Value
           Opportunity (Previously known
           as Invesco V.I. Basic Value)
     INVESCO FUNDS (CLASS II)
         Invesco LIT Growth and Income
           (Class II)
         Invesco LIT Mid Cap Growth
           (Class II)
     JANUS ASPEN SERIES
         Balanced
         Enterprise
         Flexible Bond
         Forty Portfolio
         Global Technology

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         Oppenheimer Global Strategic        VT International Value Fund
           Income                              (Class IA)
         Oppenheimer Main Street Small &  RYDEX VARIABLE TRUST
           Mid Cap                           Guggenheim VT U.S. Long Short
         Oppenheimer Small & MidCap            Momentum Fund (Previously known
           Growth Fund                         as Rydex SGI VT U.S. Long Short
         Oppenheimer Value                     Momentum Fund)
     OPPENHEIMER VARIABLE ACCOUNT FUNDS   T. ROWE PRICE EQUITY SERIES, INC.
         (SERVICE SHARES ("SS"))             T. Rowe Price Blue Chip Growth
         Oppenheimer Global                  T. Rowe Price Equity Income
           Securities (SS)                   T. Rowe Price Mid-Cap Growth
         Oppenheimer Main Street Small &     T. Rowe Price New America Growth
           Mid Cap (SS)                   T. ROWE PRICE INTERNATIONAL SERIES,
     PANORAMA SERIES FUND, INC.              INC.
         Oppenheimer International Growth    T. Rowe Price International Stock
     PANORAMA SERIES FUND, INC. (SERVICE  THE ALGER PORTFOLIOS
         CLASS ("SC"))                       Alger Balanced Class I-2
         Oppenheimer International           Alger Capital Appreciation
           Growth (SC)                         Class I-2
     PIMCO VARIABLE INSURANCE TRUST          Alger Income and Growth Class I-2
         Foreign Bond                        Alger Large Cap Growth Class I-2
         Money Market                        Alger MidCap Growth Class I-2
         PIMCO Real Return                   Alger SmallCap Growth Class I-2
         PIMCO Total Return               THE UNIVERSAL INSTITUTIONAL FUNDS,
     PUTNAM VARIABLE TRUST                   INC.
         VT International Value Fund         Morgan Stanley UIF Emerging
     PUTNAM VARIABLE TRUST (CLASS IA)          Markets Class I
         VT High Yield (Class IA)            Morgan Stanley UIF Growth Class I
     WELLS FARGO VARIABLE TRUST              Morgan Stanley UIF U.S. Real
         Wells Fargo VT Advantage              Estate Class I
           Discovery                      VAN ECK WORLDWIDE INSURANCE TRUST
         Wells Fargo VT Advantage            Van Eck Worldwide Emerging
           Opportunity                         Markets
                                             Van Eck Worldwide Hard Assets
                                             Van Eck Worldwide Multi-Manager
                                               Alternatives

     The net assets are affected by the investment results of each Fund, transactions by policyholders and certain contract expenses (see Note 4). Policyholders' interests consist of accumulation units of the sub-account. The accompanying financial statements include only policyholders' purchase payments applicable to the variable portions of their policies and exclude any purchase payments directed by the policyholder to the

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     "Fixed Account" in which the policyholders' deposits are included in the Lincoln Benefit general account assets and earn a fixed rate of return.

     A policyholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

     Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual fund portfolios may be similar to and may in fact be modeled after publicly traded mutual funds, the underlying mutual fund portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund portfolio may differ substantially.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on the reported net asset values of each corresponding Fund, which in turn value their investment securities at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

     DIVIDENDS - Dividends declared by the Funds are recognized on the ex-dividend date.

     NET REALIZED GAINS AND LOSSES - Net realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized distributions received from the underlying mutual fund portfolios. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds' ex-distribution date.

     FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of Lincoln Benefit. Lincoln Benefit is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No income taxes are allocable to the Account.

     The Account had no liability for unrecognized tax benefits as of December 31, 2012. The Account believes that it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.

     USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.   FAIR VALUE OF ASSETS

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statements of Net Assets

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

     LEVEL 1: Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.

     LEVEL 2:     Assets whose values are based on the following:
                  (a)  Quoted prices for similar assets in active markets;
                  (b) Quoted prices for identical or similar assets in markets that are not active; or
                  (c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.

     LEVEL 3: Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account's estimates of the assumptions that market participants would use in valuing the assets.

     In determining fair value, the Account uses the market approach which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Funds' managers.

4.   EXPENSES

     SURRENDER CHARGE - In the event the policy is surrendered, a withdrawal charge may be imposed. The charge is assessed if the policy is surrendered during a specified time, which ranges from 9 to 12 years depending upon the policy, and varies based upon several variables including the policyholder's age and Account value at the time of surrender. The charge ranges from $2.27 to $56.58 per $1,000 of face amount. These amounts are included in payments on terminations.

     MONTHLY DEDUCTIONS - On each monthly deduction day (the same day in each month as the Issue Date, or the last day of the month if a month does not have that day), Lincoln Benefit will deduct from the policy value an amount to cover certain charges and expenses incurred in connection with the policy. The monthly deduction is intended to compensate Lincoln Benefit for expenses incurred in connection with the cost of insurance, mortality and expense risk charges, administrative expense charges, and policy fees. The table below describes the deductions for each product. All deductions are made monthly unless otherwise noted below.

                                          ADMINISTRATIVE EXPENSE                       MORTALITY AND EXPENSE RISK
                          COST OF           CHARGE (PER $1,000                           CHARGE (AS A % OF TOTAL
                        INSURANCE          INITIAL FACE AMOUNT)       POLICY FEE        MONTHLY SUB-ACCOUNT VALUE)
                        ------------   --------------------------  ---------------    -----------------------------
     INVESTOR'S SELECT  Varies         Years 1 - 12: .20% of             $5.00        Annual rate 0.70% (deducted
                                       policy value; 0%                               daily)
                                       thereafter (deducted
                                       annually)

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     CONSULTANT SL      Varies         Years 1 - 7: $1.44;               $7.50        Years 1 - 14: 0.72%;
                                       $0 thereafter                                  0.36% thereafter
     CONSULTANT         Varies         N/A                               $7.50        Years 1 - 14: 0.72%;
                                                                                      0.36% thereafter
     CONSULTANT         Varies         Annual rate                  Year 1 $16.50;    Annual rate years 1 - 14:
     PROTECTOR                         Years 1 - 20: 0.3504%;      $6.25 thereafter   0.55%; 0.15% thereafter
                                       0.1992% thereafter
     CONSULTANT         Varies         Minimum $0.25                     $7.50        Annual rate years 1-10:
     ACCUMULATOR                       Maximum $2.50                                  0.55%; 0.15% thereafter
     TOTAL ACCUMULATOR  Varies         $0.09 per $1,000 on the          $10.00        Monthly rate years 1-10:
                                       first $100,000                                 0.05%; 0.01% thereafter

     COST OF INSURANCE - On all policies, Lincoln Benefit charges each policyholder monthly for cost of insurance. The cost of insurance is determined based upon several variables, including the policyholder's death benefit amount and account value. The cost of insurance is recognized as redemption of units, and included in records maintenance charge.

     ADMINISTRATIVE EXPENSE CHARGE - Lincoln Benefit deducts an administrative expense charge on a monthly or annual basis to cover expenses incurred in evaluating the insured person's risk, issuing the policy, and sales expenses. The administrative expense charge is recognized as redemption of units, and included in records maintenance charge.

     POLICY FEE - On all policies, Lincoln Benefit deducts a policy fee on a monthly basis to cover expenses such as salaries, postage and periodic reports. The policy fee is recognized as redemption of units, and included in records maintenance charge.

     MORTALITY AND EXPENSE RISK CHARGE - The mortality and expense risk charge covers insurance benefits available with the policies and certain expenses of the policies. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the policies. The mortality and expense risk charge for Investor's Select is recognized as a reduction in the accumulated unit value, while the mortality and expense risk for Consultant, Consultant SL, Consultant Protector, Consultant Accumulator and Total Accumulator is recognized as redemption of units, and included in records maintenance charge.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. PURCHASES OF INVESTMENTS

   The cost of investments purchased during the year ended December 31, 2012 were as follows:

                                                                                Purchases
                                                                             --------------
Investments in the AllianceBernstein:
     VPS Growth and Income Class A                                           $       65,876
     VPS International Growth Class A                                                64,160
     VPS International Value Class A                                                 30,071
     VPS Small Cap Growth Class A                                                    65,868
     VPS Small/Mid Cap Value Class A                                                 40,073
Investments in the DWS Investments Variable Insurance Trust
     DWS VIP Equity 500 Index A                                                     161,888
     DWS VIP Small Cap Index A                                                       77,159
Investments in the DWS Variable Series I :
     DWS VIP Bond A                                                                 544,885
     DWS VIP Core Equity A (a)                                                       87,993
     DWS VIP Global Small Cap Growth A                                              481,466
     DWS VIP International                                                          515,036
Investments in the DWS Variable Series II:
     DWS VIP Global Income Builder A (b)                                            539,999
Investments in the Federated Insurance Series:
     Federated Fund for U.S. Government Securities II                             1,018,461
     Federated High Income Bond Fund II                                           2,108,580
     Federated Managed Volatility Fund II                                           632,967
Investments in the Fidelity Variable Insurance Products Fund:
     VIP Asset Manager                                                              500,279
     VIP Contrafund                                                               2,427,436
     VIP Emerging Markets                                                           111,732
     VIP Equity-Income                                                            3,763,728
     VIP Growth                                                                   1,062,504
     VIP Growth & Income                                                            110,735
     VIP High Income                                                                111,495
     VIP Index 500                                                                2,886,068
     VIP Index 500 - Service Class                                                  466,378
     VIP Investment Grade Bond                                                      869,087
     VIP Mid Cap                                                                    275,357

(a) Previously known as DWS VIP Growth and Income A
(b) Previously known as DWS VIP Balanced A

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                Purchases
                                                                             --------------
Investments in the Fidelity Variable Insurance Products Fund (continued):
     VIP Money Market                                                        $   16,192,438
     VIP Overseas                                                                 1,410,893
     VIP Real Estate                                                                212,344
     VIP Value Strategies                                                            66,462
Investments in the Franklin Templeton Investments:
     VIP Global Income Securities                                                   262,174
     VIP High Income Securities                                                      54,891
     VIP Income Securities                                                           88,795
     VIP Mutual Global Discovery Securities                                         123,297
     VIP Mutual Shares Securities                                                    52,893
     VIP Small Cap Value Securities                                                 113,256
     VIP Small-Mid Cap Growth Securities                                             80,971
     VIP Strategic Income Securities                                                116,465
     VIP U.S. Government                                                            546,791
Investments in the Ibbotson:
     Aggressive Growth ETF Asset Allocation                                         757,170
     Balanced ETF Asset Allocation                                                4,740,583
     Conservative ETF Asset Allocation                                              896,827
     Growth ETF Asset Allocation                                                  2,858,695
     Income and Growth ETF Asset Allocation                                         778,554
Investments in the Invesco Funds:
     Invesco LIT Growth and Income                                                  260,504
     Invesco V.I. Capital Appreciation (c)                                           39,012
     Invesco V.I. Core Equity                                                        54,455
     Invesco V.I. Government Securities                                             179,748
     Invesco V.I. High Yield                                                         56,457
     Invesco V.I. Mid Cap Core Equity                                               155,655
     Invesco VK V.I. American Franchise (d)                                       1,442,301
     Invesco VK V.I. American Value (e)                                             655,192
     Invesco VK V.I. Value Opportunity (f)                                          310,342
Investments in the Invesco Funds (Class II):
     Invesco LIT Growth and Income (Class II)                                       863,770

(c) On April 27, 2012, Invesco V.I. Capital Appreciation merged into Invesco VK V.I. American Franchise
(d) For period beginning April 27, 2012, and ended December 31, 2012
(e) Previously known as Invesco UIF U.S. Small Mid Cap Value Class I
(f) Previously known as Invesco V.I. Basic Value

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                               Purchases
                                                                             --------------
Investments in the Invesco Funds (Class II)(continued):
     Invesco LIT Mid Cap Growth (Class II)                                   $      544,920
Investments in the Janus Aspen Series :
     Balanced                                                                     3,959,732
     Enterprise                                                                     262,862
     Flexible Bond                                                                1,843,885
     Forty Portfolio                                                                510,577
     Global Technology                                                               65,629
     Janus Portfolio                                                                903,099
     Mid Cap Value                                                                   85,942
     Overseas                                                                       208,672
     Worldwide                                                                      603,919
Investments in the Janus Aspen Series (Service Shares):
     Balanced (Service Shares)                                                      771,482
     Mid Cap Value (Service Shares)                                                 399,768
     Overseas (Service Shares)                                                    1,900,996
     Worldwide (Service Shares)                                                      64,695
Investments in the Lazard Retirement Series, Inc.:
     Emerging Markets Equity                                                        183,790
Investments in the Legg Mason Partners Variable Portfolios I, Inc :
     Legg Mason ClearBridge Variable Fundamental All Cap Value Class I               81,153
     Legg Mason ClearBridge Variable Large Cap Value Class I                        398,005
     Legg Mason Western Asset Variable Global High Yield Bond                       290,361
Investments in the MFS Variable Insurance Trust:
     MFS Growth                                                                     125,885
     MFS High Income                                                                336,104
     MFS Investors Growth Stock                                                      95,465
     MFS Investors Trust                                                            168,170
     MFS New Discovery                                                            1,234,957
     MFS Research                                                                   232,138
     MFS Total Return                                                               570,130
     MFS Utilities                                                                  336,616
     MFS Value                                                                      147,332
Investments in the MFS Variable Insurance Trust (Service Class):
     MFS New Discovery Series (Service Class)                                       224,501

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                Purchases
                                                                             --------------
Investments in the Oppenheimer Variable Account Funds:
     Oppenheimer Balanced                                                    $       42,514
     Oppenheimer Core Bond                                                           38,277
     Oppenheimer Global Securities                                                  126,676
     Oppenheimer Global Strategic Income                                             67,518
     Oppenheimer Main Street Small & Mid Cap                                        413,065
     Oppenheimer Small & MidCap Growth Fund                                          97,574
     Oppenheimer Value                                                               46,167
Investments in the Oppenheimer Variable Account Funds (Service Shares ("SS")):
     Oppenheimer Global Securities (SS)                                             595,184
     Oppenheimer Main Street Small & Mid Cap (SS)                                 1,942,258
Investments in the Panorama Series Fund, Inc.:
     Oppenheimer International Growth                                               193,903
Investments in the Panorama Series Fund, Inc. (Service Class ("SC")) :
     Oppenheimer International Growth (SC)                                          240,587
Investments in the PIMCO Variable Insurance Trust :
     Foreign Bond                                                                   819,139
     Money Market                                                                   318,637
     PIMCO Real Return                                                              852,458
     PIMCO Total Return                                                           2,761,861
Investments in the Putnam Variable Trust :
     VT International Value Fund                                                    623,519
Investments in the Putnam Variable Trust (Class IA) :
     VT High Yield (Class IA)                                                       128,431
     VT International Value Fund (Class IA)                                         201,500
Investments in the Rydex Variable Trust :
     Guggenheim VT U.S. Long Short Momentum Fund (g)                                 77,280
Investments in the T. Rowe Price Equity Series, Inc. :
     T. Rowe Price Blue Chip Growth                                                 309,153
     T. Rowe Price Equity Income                                                  1,010,636
     T. Rowe Price Mid-Cap Growth                                                   910,007

    (g) Previously known as Rydex SGI VT U.S. Long Short Momentum Fund

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                Purchases
                                                                             --------------
Investments in the T. Rowe Price Equity Series, Inc. (continued):
     T. Rowe Price New America Growth                                        $      323,308
Investments in the T. Rowe Price International Series, Inc. :
     T. Rowe Price International Stock                                              323,739
Investments in the The Alger Portfolios :
     Alger Balanced Class I-2                                                        33,425
     Alger Capital Appreciation Class I-2                                         1,492,861
     Alger Income and Growth Class I-2                                              244,214
     Alger Large Cap Growth Class I-2                                               451,034
     Alger MidCap Growth Class I-2                                                1,020,904
     Alger SmallCap Growth Class I-2                                              2,193,580
Investments in the The Universal Institutional Funds, Inc. :
     Morgan Stanley UIF Emerging Markets Class I                                     81,710
     Morgan Stanley UIF Growth Class I                                              455,499
     Morgan Stanley UIF U.S. Real Estate Class I                                    320,374
Investments in the Van Eck Worldwide Insurance Trust :
     Van Eck Worldwide Emerging Markets                                             366,236
     Van Eck Worldwide Hard Assets                                                  730,536
     Van Eck Worldwide Multi-Manager Alternatives                                    29,937
Investments in the Wells Fargo Variable Trust :
     Wells Fargo VT Advantage Discovery                                             302,211
     Wells Fargo VT Advantage Opportunity                                           113,299
                                                                             --------------
                                                                             $   88,758,467
                                                                             ==============

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS

     A summary of units outstanding, accumulation Unit Values, net assets, investment income ratios, expense ratios, excluding expenses of the underlying funds, and total return ratios by sub-accounts is presented below for each of the five years in the period ended December 31, 2012.

     ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

          * INVESTMENT INCOME RATIO - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the Fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of policy transactions.

               Sub-accounts with a date notation indicate the effective date of that investment option in the Account. The investment income ratio and total return are calculated for the period or from the effective date through the end of the reporting period. The investment income ratio for closed funds is calculated from the beginning of period, or from the effective date, through the last day the fund was open.

          ** EXPENSE RATIO - These amounts represent the annualized policy expenses of the sub-account, consisting of mortality and expense risk charges for each period indicated. The ratios include only those expenses that result in a reduction in the accumulation unit values. Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying Fund have been excluded.

          *** TOTAL RETURN - These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                       Investor's Select Policies

                                                            At December 31,                 For the year ended December 31,
                                              --------------------------------------  -------------------------------------------
                                                Units    Accumulation    Net Assets     Investment       Expense         Total
                                               (000s)     Unit Value       (000s)     Income Ratio*      Ratio**       Return***
                                              --------   ------------   ------------  -------------   -------------   -----------
Investments in the
   DWS Variable Series I
     Sub-Accounts:
       DWS VIP Bond A
       2012                                         63   $      20.20   $      1,272           3.99%           0.70%         7.02%
       2011                                         78          18.88          1,476           4.03            0.70          4.95
       2010                                         70          17.99          1,258           4.32            0.70          6.05
       2009                                         91          16.96          1,537           8.04            0.70          9.30
       2008                                         97          15.52          1,501           5.84            0.70        -17.35
Investments in the
   DWS Variable Series II
     Sub-Accounts:
       DWS VIP Global Income Builder A (b)
       2012                                         24          13.01            316           1.63            0.70         12.19
       2011                                         29          11.60            337           1.55            0.70         -2.11
       2010                                         31          11.85            366           2.97            0.70         10.45
       2009                                         32          10.73            341           3.63            0.70         22.57
       2008                                         34           8.75            297           4.11            0.70        -27.84
Investments in the
   Federated Insurance Series
     Sub-Accounts:
       Federated Fund for U.S. Government Securities II
       2012                                         71          22.97          1,640           3.47            0.70          2.26
       2011                                         87          22.46          1,952           3.70            0.70          5.04
       2010                                         89          21.38          1,912           4.83            0.70          4.43
       2009                                        116          20.47          2,365           5.04            0.70          4.48
       2008                                        135          19.60          2,651           4.86            0.70          3.55
       Federated High Income Bond Fund II
       2012                                         98          32.27          3,176           8.09            0.70         13.90
       2011                                        107          28.34          3,045           8.85            0.70          4.44
       2010                                        121          27.13          3,291           7.66            0.70         13.93
       2009                                        120          23.82          2,855          10.87            0.70         51.78
       2008                                        124          15.69          1,941          10.21            0.70        -26.51
       Federated Managed Volatility Fund II
       2012                                         56          23.66          1,314           3.17            0.70         12.76
       2011                                         59          20.98          1,242           3.86            0.70          4.04
       2010                                         61          20.17          1,235           5.83            0.70         11.30
       2009                                         69          18.12          1,249           5.85            0.70         27.38
       2008                                         79          14.23          1,130           5.75            0.70        -20.94

(b)  Previously known as DWS VIP Balanced A

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                   Investor's Select Policies (continued)

                                                            At December 31,                 For the year ended December 31,
                                              --------------------------------------  -------------------------------------------
                                               Units     Accumulation    Net Assets    Investment        Expense         Total
                                               (000s)     Unit Value       (000s)     Income Ratio*       Ratio**      Return***
                                              --------   ------------   ------------  -------------   -------------   -----------
Investments in the
Fidelity Variable Insurance Products Fund
    Sub-Accounts:
       VIP Asset Manager
       2012                                        178   $      25.93   $      4,619           1.56%           0.70%        11.70%
       2011                                        195          23.21          4,522           1.96            0.70         -3.24
       2010                                        210          23.99          5,032           1.70            0.70         13.47
       2009                                        223          21.14          4,712           2.30            0.70         28.21
       2008                                        254          16.49          4,183           2.89            0.70        -29.22
       VIP Contrafund
       2012                                        468          35.26         16,483           1.37            0.70         15.60
       2011                                        525          30.50         16,007           1.02            0.70         -3.20
       2010                                        585          31.51         18,426           1.20            0.70         16.40
       2009                                        660          27.07         17,857           1.36            0.70         34.76
       2008                                        729          20.09         14,646           1.04            0.70        -42.92
       VIP Equity-Income
       2012                                        397          35.13         13,951           3.13            0.70         16.49
       2011                                        453          30.16         13,655           2.54            0.70          0.27
       2010                                        495          30.07         14,902           1.75            0.70         14.35
       2009                                        573          26.30         15,070           2.19            0.70         29.30
       2008                                        649          20.34         13,204           2.60            0.70        -43.05
       VIP Growth
       2012                                        441          31.04         13,696           0.63            0.70         13.89
       2011                                        487          27.26         13,279           0.38            0.70         -0.50
       2010                                        531          27.39         14,552           0.26            0.70         23.31
       2009                                        610          22.21         13,559           0.43            0.70         27.39
       2008                                        673          17.44         11,735           0.83            0.70        -47.54
       VIP Index 500
       2012                                        110          14.98          1,650           2.13            0.70         15.10
       2011                                        164          13.02          2,136           2.00            0.70          1.33
       2010                                        157          12.84          2,022           1.91            0.70         14.22
       2009                                        111          11.25          1,246           2.48            0.70         25.72
       2008                                        129           8.94          1,151           2.31            0.70        -37.44
       VIP Money Market
       2012                                        630          16.22         10,227           0.13            0.70         -0.56
       2011                                        338          16.31          5,506           0.11            0.70         -0.59
       2010                                        391          16.41          6,420           0.18            0.70         -0.46
       2009                                        508          16.48          8,382           0.70            0.70          0.02
       2008                                        567          16.48          9,337           3.00            0.70          2.31
       VIP Overseas
       2012                                        183          20.42          3,733           1.94            0.70         19.90
       2011                                        225          17.03          3,832           1.45            0.70        -17.74
       2010                                        247          20.70          5,109           1.33            0.70         12.33
       2009                                        301          18.43          5,550           2.08            0.70         25.65
       2008                                        335          14.67          4,921           2.70            0.70        -44.20

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                   Investor's Select Policies (continued)

                                                            At December 31,                 For the year ended December 31,
                                              --------------------------------------  -------------------------------------------
                                               Units     Accumulation    Net Assets    Investment        Expense         Total
                                               (000s)     Unit Value       (000s)     Income Ratio*       Ratio**      Return***
                                              --------   ------------   ------------  -------------   -------------   -----------
Investments in the
   Ibbotson
     Sub-Accounts:
       Aggressive Growth ETF Asset Allocation
       2012                                          3   $      15.90   $         52           1.50%           0.70%        13.66%
       2011                                          2          13.99             31           1.33            0.70         -5.51
       2010                                          2          14.81             36           0.55            0.70         14.78
       2009                                          1          12.90             12           0.67            0.70         29.02
       Balanced ETF Asset Allocation
       2012                                         62          14.56            896           2.24            0.70         10.23
       2011                                         31          13.21            407           1.43            0.70         -1.25
       2010                                         30          13.38            401           1.03            0.70         11.07
       2009                                          9          12.04            112           1.35            0.70         20.44
       Conservative ETF Asset Allocation
       2012                                         14          12.41            177           1.78            0.70          4.74
       2011                                          2          11.85             24           1.43            0.70          2.70
       2010                                          5          11.54             60           1.74            0.70          5.92
       2009                                          4          10.90             48           1.13            0.70          8.96
       Growth ETF Asset Allocation
       2012                                          8          15.42            124           1.73            0.70         12.45
       2011                                          8          13.71            107           1.46            0.70         -4.18
       2010                                          5          14.31             71           0.94            0.70         13.39
       Income and Growth ETF Asset Allocation
       2012                                          4          13.41             52           2.34            0.70          7.42
       2011                                          4          12.49             48           1.16            0.70          0.66
       2010                                          2          12.40             28           0.90            0.70          8.28
       2009                                          1          11.46              6           1.79            0.70         14.55
Investments in the
   Invesco Funds
     Sub-Accounts:
       Invesco VK V.I. American Value (e)
       2012                                        120          18.60          2,240           0.72            0.70         16.49
       2011                                        192          15.96          3,071           0.72            0.70          0.22
       2010                                        226          15.93          3,603           0.88            0.70         21.39
       2009                                        198          13.12          2,598           1.20            0.70         38.24
       2008                                        233           9.49          2,215           0.87            0.70        -41.70
       Invesco VK V.I. Value Opportunity (f)
       2012                                         26          10.92            284           1.55            0.70         16.88
       2011                                         31           9.34            292           0.90            0.70         -3.72
       2010                                         32           9.70            312           0.55            0.70          6.60
       2009                                         46           9.10            421           1.78            0.70         46.97
       2008                                         32           6.19            196           0.96            0.70        -52.10
Investments in the
   Invesco Funds (Class II)
     Sub-Accounts:
       Invesco LIT Growth and Income (Class II)
       2012                                        122          15.32          1,864           1.30            0.70         13.55
       2011                                        140          13.49          1,889           1.05            0.70         -2.94
       2010                                        146          13.90          2,024           0.10            0.70         11.41
       2009                                        151          12.47          1,887           3.32            0.70         23.24
       2008                                        164          10.12          1,662           1.88            0.70        -32.68

       (e)  Previously known as Invesco UIF U.S. Small Mid Cap Value Class I
       (f)  Previously known as Invesco V.I. Basic Value

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                   Investor's Select Policies (continued)

                                                            At December 31,                 For the year ended December 31,
                                              --------------------------------------  -------------------------------------------
                                               Units     Accumulation    Net Assets    Investment        Expense         Total
                                               (000s)     Unit Value       (000s)     Income Ratio*       Ratio**      Return***
                                              --------   ------------   ------------  -------------   -------------   -----------
Investments in the
   Invesco Funds (Class II)
     Sub-Accounts (continued):
       Invesco LIT Mid Cap Growth (Class II)
       2012                                         43   $      15.54   $        666           0.00%           0.70%        10.85%
       2011                                         57          14.02            797           0.00            0.70         -9.99
       2010                                         47          15.58            734           0.00            0.70         26.39
       2009                                         44          12.32            537           0.00            0.70         55.28
       2008                                         35           7.94            278           0.00            0.70        -47.21
Investments in the
   Janus Aspen Series
     Sub-Accounts:
       Balanced
       2012                                        236          48.78         11,536           2.88            0.70         12.83
       2011                                        266          43.24         11,514           2.41            0.70          0.93
       2010                                        296          42.84         12,663           2.78            0.70          7.63
       2009                                        326          39.80         12,968           2.95            0.70         25.01
       2008                                        339          31.84         10,793           2.77            0.70        -16.43
       Enterprise
       2012                                        308          43.04         13,257           0.00            0.70         16.47
       2011                                        344          36.95         12,697           0.00            0.70         -2.11
       2010                                        382          37.75         14,420           0.06            0.70         24.97
       2009                                        434          30.21         13,125           0.00            0.70         43.82
       2008                                        490          21.00         10,290           0.27            0.70        -44.11
       Flexible Bond
       2012                                         63          34.22          2,148           3.45            0.70          7.58
       2011                                         59          31.81          1,880           4.07            0.70          6.00
       2010                                         64          30.01          1,932           3.85            0.70          7.22
       2009                                         77          27.99          2,165           4.30            0.70         12.43
       2008                                         78          24.90          1,954           4.66            0.70          5.28
       Forty Portfolio
       2012                                         22          18.49            413           0.75            0.70         23.29
       2011                                         18          14.99            277           0.38            0.70         -7.34
       2010                                         28          16.18            451           0.35            0.70          6.01
       2009                                         44          15.27            664           0.04            0.70         45.31
       2008                                         57          10.51            597           0.15            0.70        -44.54
       Janus Portfolio
       2012                                        392          29.74         11,661           0.58            0.70         17.76
       2011                                        426          25.25         10,748           0.58            0.70         -5.96
       2010                                        468          26.86         12,580           1.06            0.70         13.72
       2009                                        521          23.62         12,302           0.52            0.70         35.40
       2008                                        573          17.44          9,999           0.76            0.70        -40.14
       Worldwide
       2012                                        396          28.83         11,427           0.88            0.70         19.24
       2011                                        457          24.17         11,057           0.60            0.70        -14.34
       2010                                        500          28.22         14,107           0.60            0.70         15.03
       2009                                        530          24.53         12,996           1.39            0.70         36.74
       2008                                        566          17.94         10,153           1.23            0.70        -45.05

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                   Investor's Select Policies (continued)

                                                            At December 31,                 For the year ended December 31,
                                              --------------------------------------  -------------------------------------------
                                               Units     Accumulation    Net Assets    Investment        Expense         Total
                                               (000s)     Unit Value       (000s)     Income Ratio*       Ratio**      Return***
                                              --------   ------------   ------------  -------------   -------------   -----------
Investments in the
   Janus Aspen Series (Service Shares)
     Sub-Accounts:
       Overseas (Service Shares)
       2012                                        130   $       7.85   $      1,020           0.63%           0.70%        12.39%
       2011                                        234           6.99          1,635           0.38            0.70        -32.81
       2010                                        239          10.40          2,484           0.52            0.70         24.15
       2009                                        252           8.38          2,112           0.46            0.70         77.95
       2008 (k) (l)                                309           4.71          1,453           8.35            0.70        -52.93
Investments in the
   Legg Mason Partners Variable Portfolios I, Inc.
     Sub-Account:
       Legg Mason ClearBridge Variable Large Cap Value Class I
       2012                                         24          14.60            346           2.10            0.70         15.69
       2011                                         26          12.62            324           2.95            0.70          4.22
       2010                                         20          12.11            239           2.80            0.70          8.70
       2009                                         27          11.14            305           1.83            0.70         23.63
       2008                                         31           9.01            276           1.40            0.70        -36.07
Investments in the
   MFS Variable Insurance Trust (Service Class)
     Sub-Account:
       MFS New Discovery Series (Service Class)
       2012                                         41          17.44            715           0.00            0.70         20.05
       2011                                         44          14.53            642           0.00            0.70        -11.12
       2010                                         61          16.34            990           0.00            0.70         34.99
       2009                                         54          12.11            653           0.00            0.70         61.79
       2008                                         37           7.48            273           0.00            0.70        -39.94
Investments in the
   Oppenheimer Variable Account Funds (Service Shares ("SS"))
     Sub-Account:
       Oppenheimer Main Street Small & Mid Cap (SS)
       2012                                         98          18.78          1,835           0.35            0.70         16.85
       2011                                        186          16.08          2,995           0.42            0.70         -3.06
       2010                                        202          16.58          3,351           0.39            0.70         22.20
       2009                                        184          13.57          2,503           0.61            0.70         35.93
       2008                                        215           9.98          2,147           0.29            0.70        -38.44
Investments in the
   Panorama Series Fund, Inc. (Service Class ("SC"))
     Sub-Account:
       Oppenheimer International Growth (SC)
       2012                                        102          19.25          1,973           1.07            0.70         20.83
       2011                                        113          15.93          1,802           0.77            0.70         -8.25
       2010                                        132          17.36          2,293           1.03            0.70         13.82
       2009                                        144          15.26          2,204           1.13            0.70         38.09
       2008                                        152          11.05          1,680           0.82            0.70        -43.47

       (k)  On May 1, 2008 Foreign Stock (Service Shares) merged into Overseas (Services Shares)
       (l)  For period beginning May 1, 2008 and ended December 31, 2008

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                   Investor's Select Policies (continued)

                                                            At December 31,                 For the year ended December 31,
                                              --------------------------------------  -------------------------------------------
                                               Units     Accumulation    Net Assets    Investment        Expense         Total
                                               (000s)     Unit Value       (000s)     Income Ratio*       Ratio**      Return***
                                              --------   ------------   ------------  -------------   -------------   -----------
Investments in the
   PIMCO Variable Insurance Trust
     Sub-Accounts:
       Foreign Bond
       2012                                         96   $      17.22   $      1,655           2.25%           0.70%        10.09%
       2011                                        105          15.65          1,647           1.86            0.70          6.02
       2010                                        100          14.76          1,473           1.97            0.70          7.73
       2009                                         86          13.70          1,178           3.14            0.70         14.83
       2008                                         99          11.93          1,185           3.29            0.70         -3.07
       PIMCO Total Return
       2012                                        251          18.49          4,633           2.63            0.70          8.85
       2011                                        265          16.99          4,503           2.61            0.70          2.89
       2010                                        284          16.51          4,693           2.56            0.70          7.35
       2009                                        300          15.38          4,611           5.29            0.70         13.29
       2008                                        287          13.57          3,894           4.59            0.70          4.07
Investments in the
   Putnam Variable Trust
     Sub-Accounts:
       VT International Value Fund
       2012                                         41          15.22            619           3.32            0.70         20.85
       2011                                         54          12.59            679           2.70            0.70        -14.38
       2010                                         59          14.71            873           3.06            0.70          6.38
       2009                                         72          13.82            999           0.00            0.70         25.31
       2008                                         97          11.03          1,073           1.91            0.70        -46.40
Investments in the
   The Universal Institutional Funds, Inc
     Sub-Accounts:
       Morgan Stanley UIF Growth Class I
       2012                                         27          17.28            462           0.00            0.70         13.58
       2011                                         29          15.21            439           0.12            0.70         -3.48
       2010                                         36          15.76            564           0.12            0.70         22.00
       2009                                         42          12.92            544           0.00            0.70         64.40
       2008                                         31           7.86            247           0.19            0.70        -49.54

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                        Consultant, Consultant SL, Consultant Accumulator, and
                                                                       Consultant Protector Policies

                                                            At December 31,                 For the year ended December 31,
                                              --------------------------------------  -------------------------------------------
                                                Units    Accumulation    Net Assets     Investment       Expense         Total
                                               (000s)     Unit Value       (000s)     Income Ratio*      Ratio**       Return***
                                              --------   ------------   ------------  -------------   -------------   -----------
Investments in the
   DWS Investments Variable Insurance Trust
     Sub-Accounts:
       DWS VIP Equity 500 Index A
       2012                                        115   $      20.52   $      2,360           1.79%           0.00%        15.70%
       2011                                        118          17.74          2,094           1.69            0.00          1.83
       2010                                        119          17.42          2,080           1.77            0.00         14.70
       2009                                        119          15.19          1,801           2.50            0.00         26.32
       2008                                        123          12.02          1,479           2.54            0.00        -37.15
       DWS VIP Small Cap Index A
       2012                                         32          25.95            828           0.88            0.00         16.25
       2011                                         31          22.33            685           0.88            0.00         -4.41
       2010                                         35          23.36            818           0.85            0.00         26.39
       2009                                         34          18.48            631           1.47            0.00         26.57
       2008                                         38          14.60            561           1.65            0.00        -34.12
Investments in the
   DWS Variable Series I
     Sub-Accounts:
       DWS VIP Bond A
       2012                                        254          17.62          4,476           3.99            0.00          7.77
       2011                                        336          16.35          5,498           4.03            0.00          5.68
       2010                                        283          15.47          4,378           4.32            0.00          6.79
       2009                                        303          14.49          4,384           8.04            0.00         10.07
       2008                                        313          13.16          4,123           5.84            0.00        -16.77
       DWS VIP Core Equity A (a)
       2012                                        111          13.98          1,555           1.32            0.00         15.81
       2011                                        117          12.07          1,406           1.32            0.00         -0.14
       2010                                        123          12.09          1,490           1.55            0.00         14.40
       2009                                        131          10.56          1,381           1.99            0.00         34.15
       2008                                        139           7.88          1,092           2.24            0.00        -38.31
       DWS VIP Global Small Cap Growth A
       2012                                        150          29.08          4,356           0.71            0.00         15.37
       2011                                        170          25.21          4,297           1.64            0.00         -9.90
       2010                                        232          27.98          6,498           0.35            0.00         26.64
       2009                                        201          22.09          4,445           1.65            0.00         48.20
       2008                                        222          14.91          3,316           0.29            0.00        -49.96
       DWS VIP International
       2012                                        174          12.55          2,185           1.95            0.00         20.65
       2011                                        150          10.40          1,561           1.89            0.00        -16.67
       2010                                        154          12.49          1,925           2.09            0.00          1.62
       2009                                        178          12.29          2,186           4.14            0.00         33.52
       2008                                        184           9.20          1,693           1.35            0.00        -48.21
Investments in the
   DWS Variable Series II
     Sub-Accounts:
       DWS VIP Global Income Builder A (b)
       2012                                        230          13.73          3,153           1.63            0.00         12.98
       2011                                        244          12.15          2,961           1.55            0.00         -1.42
       2010                                        261          12.33          3,221           2.97            0.00         11.22
       2009                                        269          11.08          2,987           3.63            0.00         23.43
       2008                                        282           8.98          2,533           4.11            0.00        -27.33

       (a)  Previously known as DWS VIP Growth and Income A
       (b)  Previously known as DWS VIP Balanced A

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                      Consultant, Consultant SL, Consultant Accumulator, and Consultant
                                                                       Protector Policies (continued)

                                                            At December 31,                 For the year ended December 31,
                                              --------------------------------------  -------------------------------------------
                                                Units    Accumulation    Net Assets     Investment       Expense         Total
                                               (000s)     Unit Value       (000s)     Income Ratio*      Ratio**       Return***
                                              --------   ------------   ------------  -------------   -------------   -----------
Investments in the
   Federated Insurance Series
     Sub-Accounts:
       Federated Fund for U.S. Government Securities II
       2012                                        278   $      19.99   $      5,540           3.47%           0.00%         2.98%
       2011                                        351          19.41          6,814           3.70            0.00          5.78
       2010                                        304          18.35          5,575           4.83            0.00          5.17
       2009                                        346          17.45          6,044           5.04            0.00          5.21
       2008                                        382          16.58          6,342           4.86            0.00          4.28
       Federated High Income Bond Fund II
       2012                                        246          23.53          5,783           8.09            0.00         14.70
       2011                                        272          20.51          5,576           8.85            0.00          5.17
       2010                                        298          19.50          5,804           7.66            0.00         14.73
       2009                                        289          17.00          4,906          10.87            0.00         52.85
       2008                                        295          11.12          3,281          10.21            0.00        -25.99
       Federated Managed Volatility Fund II
       2012                                         91          15.70          1,444           3.17            0.00         13.55
       2011                                         97          13.83          1,345           3.86            0.00          4.77
       2010                                        104          13.20          1,375           5.83            0.00         12.08
       2009                                        127          11.77          1,495           5.85            0.00         28.28
       2008                                        127           9.18          1,167           5.75            0.00        -20.38
Investments in the
   Fidelity Variable Insurance Products Fund
     Sub-Accounts:
       VIP Asset Manager
       2012                                        205          18.76          3,851           1.56            0.00         12.48
       2011                                        217          16.67          3,617           1.96            0.00         -2.56
       2010                                        237          17.11          4,048           1.70            0.00         14.26
       2009                                        225          14.98          3,377           2.30            0.00         29.11
       2008                                        243          11.60          2,822           2.89            0.00        -28.72
       VIP Contrafund
       2012                                      1,670          25.13         41,971           1.37            0.00         16.42
       2011                                      1,798          21.58         38,797           1.02            0.00         -2.53
       2010                                      1,906          22.14         42,200           1.20            0.00         17.22
       2009                                      1,932          18.89         36,500           1.36            0.00         35.71
       2008                                      1,962          13.92         27,313           1.04            0.00        -42.51
       VIP Equity-Income
       2012                                        902          18.94         17,083           3.13            0.00         17.31
       2011                                        942          16.14         15,206           2.54            0.00          0.97
       2010                                        975          15.99         15,596           1.75            0.00         15.15
       2009                                        998          13.88         13,850           2.19            0.00         30.21
       2008                                      1,014          10.66         10,814           2.60            0.00        -42.65
       VIP Growth
       2012                                      1,309          15.68         20,516           0.63            0.00         14.69
       2011                                      1,376          13.67         18,812           0.38            0.00          0.20
       2010                                      1,506          13.64         20,547           0.26            0.00         24.17
       2009                                      1,547          10.99         16,994           0.43            0.00         28.29
       2008                                      1,644           8.56         14,078           0.83            0.00        -47.17
       VIP Index 500
       2012                                      2,467          16.81         41,468           2.13            0.00         15.92
       2011                                      2,609          14.50         37,837           2.00            0.00          2.04
       2010                                      2,700          14.21         38,373           1.91            0.00         15.02
       2009                                      2,819          12.36         34,837           2.48            0.00         26.61
       2008                                      2,805           9.76         27,377           2.31            0.00        -37.00

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                      Consultant, Consultant SL, Consultant Accumulator, and Consultant
                                                                       Protector Policies (continued)

                                                            At December 31,                 For the year ended December 31,
                                              --------------------------------------  -------------------------------------------
                                                Units    Accumulation    Net Assets     Investment       Expense         Total
                                               (000s)     Unit Value       (000s)     Income Ratio*      Ratio**       Return***
                                              --------   ------------   ------------  -------------   -------------   -----------
Investments in the
   Fidelity Variable Insurance Products Fund
     Sub-Accounts (continued):
       VIP Investment Grade Bond
       2012                                        331   $      16.55   $      5,476           2.42%           0.00%         5.90%
       2011                                        327          15.63          5,110           3.46            0.00          7.33
       2010                                        306          14.56          4,458           3.83            0.00          7.80
       2009                                        281          13.51          3,801           8.81            0.00         15.72
       2008                                        254          11.67          2,960           4.12            0.00         -3.25
       VIP Money Market
       2012                                      1,431          14.64         20,940           0.13            0.00          0.14
       2011                                      1,519          14.62         22,202           0.11            0.00          0.11
       2010                                      1,528          14.60         22,311           0.18            0.00          0.24
       2009                                      1,752          14.57         25,517           0.70            0.00          0.72
       2008                                      1,640          14.46         23,724           3.00            0.00          3.02
       VIP Overseas
       2012                                        656          16.53         10,837           1.94            0.00         20.74
       2011                                        651          13.69          8,917           1.45            0.00        -17.16
       2010                                        682          16.52         11,272           1.33            0.00         13.11
       2009                                        687          14.61         10,032           2.08            0.00         26.53
       2008                                        677          11.54          7,814           2.70            0.00        -43.80
Investments in the
   Ibbotson
     Sub-Accounts:
       Aggressive Growth ETF Asset Allocation
       2012                                         23          16.32            369           1.50            0.00         14.46
       2011                                         15          14.26            221           1.33            0.00         -4.85
       2010                                          9          14.98            140           0.55            0.00         15.58
       2009                                          6          12.96             84           0.67            0.00         29.62
       Balanced ETF Asset Allocation
       2012                                        284          14.94          4,238           2.24            0.00         11.00
       2011                                        105          13.46          1,415           1.43            0.00         -0.56
       2010                                         37          13.53            499           1.03            0.00         11.85
       2009                                         11          12.10            136           1.35            0.00         21.01
       Conservative ETF Asset Allocation
       2012                                         38          12.74            487           1.78            0.00          5.48
       2011                                         32          12.08            386           1.43            0.00          3.42
       2010                                         35          11.68            404           1.74            0.00          6.67
       2009                                         15          10.95            162           1.13            0.00          9.47
       Growth ETF Asset Allocation
       2012                                         97          15.82          1,528           1.73            0.00         13.24
       2011                                         37          13.97            515           1.46            0.00         -3.50
       2010                                         27          14.48            389           0.94            0.00         14.19
       2009                                          7          12.68             95           1.09            0.00         26.77
       Income and Growth ETF Asset Allocation
       2012                                         48          13.76            664           2.34            0.00          8.18
       2011                                         30          12.72            382           1.16            0.00          1.37
       2010                                         23          12.55            295           0.90            0.00          9.04
       2009                                          7          11.51             83           1.79            0.00         15.09

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                      Consultant, Consultant SL, Consultant Accumulator, and Consultant
                                                                       Protector Policies (continued)

                                                            At December 31,                 For the year ended December 31,
                                              --------------------------------------  -------------------------------------------
                                                Units    Accumulation    Net Assets     Investment       Expense         Total
                                               (000s)     Unit Value       (000s)     Income Ratio*      Ratio**       Return***
                                              --------   ------------   ------------  -------------   -------------   -----------
Investments in the
   Invesco Funds
     Sub-Accounts:
       Invesco LIT Government
       2011 (h)                                      -            N/A   $          -           4.52%           0.00%         1.08%
       2010                                         61          12.91            793           0.19            0.00          5.23
       2009                                         59          12.27            719           6.78            0.00          0.98
       2008                                         67          12.15            816           3.22            0.00          1.81
       Invesco LIT Growth and Income
       2012                                        163          21.75          3,550           1.56            0.00         14.63
       2011                                        167          18.98          3,167           1.30            0.00         -2.01
       2010                                        166          19.37          3,220           0.10            0.00         12.51
       2009                                        171          17.21          2,940           3.90            0.00         24.37
       2008                                        167          13.84          2,306           2.11            0.00        -32.03
       Invesco UIF High Yield Class I
       2011 (h)                                      -            N/A              -          11.19            0.00          5.28
       2010                                         19          18.58            344           8.84            0.00         12.11
       2009                                         16          16.58            264          10.26            0.00         42.08
       2008                                         15          11.67            181           9.94            0.00        -22.86
       Invesco V.I. Core Equity
       2012                                         36          13.19            481           0.99            0.00         13.88
       2011                                         40          11.58            460           1.01            0.00         -0.06
       2010                                         39          11.59                          0.99            0.00          9.56
       2009                                         34          10.58            358           1.99            0.00         28.30
       2008                                         27           8.24            225           2.59            0.70        -30.14
       Invesco V. I. Government Securities
       2012                                         89          10.95            976           3.21            0.00          2.48
       2011 (i)                                     86          10.68            920           0.00            0.00          6.84
       Invesco V. I. High Yield
       2012                                         31          11.29            354           5.19            0.00         17.17
       2011 (i)                                     30           9.64            294           0.00            0.00         -3.63
       Invesco V.I. Mid Cap Core Equity
       2012                                        119          15.83          1,878           0.07            0.00         10.96
       2011                                        123          14.26          1,753           0.31            0.00         -6.38
       2010                                        125          15.23          1,897           0.55            0.00         14.11
       2009                                        125          13.35          1,669           1.41            0.00         30.21
       2008                                        108          10.25          1,108           1.95            0.00        -28.52
       Invesco VK V.I. American Franchise
       2012 (d)                                    139           9.75          1,354           0.00            0.00         -2.50
       Invesco VK V.I. American Value (e)
       2012                                        326          19.76          6,436           0.72            0.00         17.31
       2011                                        392          16.85          6,596           0.72            0.00          0.92
       2010                                        422          16.69          7,040           0.88            0.00         22.24
       2009                                        421          13.65          5,753           1.20            0.00         39.21
       2008                                        474           9.81          4,646           0.87            0.00        -41.29
       Invesco VK V.I. Value Opportunity (f)
       2012                                        397          11.60          4,600           1.55            0.00         17.70
       2011                                        411           9.85          4,046           0.90            0.00         -3.05
       2010                                        422          10.16          4,290           0.55            0.00          7.35
       2009                                        472           9.47          4,471           1.78            0.00         48.00
       2008                                        429           6.40          2,745           0.96            0.00        -51.77

       (d)  For period beginning April 27, 2012, and ended December 31, 2012
       (e)  Previously known as Invesco UIF U.S. Small Mid Cap Value Class I
       (f)  Previously known as Invesco V.I. Basic Value
       (h)  For period beginning January 1, 2011, and ended April 29, 2011
       (i)  For period beginning April 29, 2011, and ended December 31, 2011

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                      Consultant, Consultant SL, Consultant Accumulator, and Consultant
                                                                       Protector Policies (continued)

                                                            At December 31,                 For the year ended December 31,
                                              --------------------------------------  -------------------------------------------
                                                Units    Accumulation    Net Assets     Investment       Expense         Total
                                               (000s)     Unit Value       (000s)     Income Ratio*      Ratio**       Return***
                                              --------   ------------   ------------  -------------   -------------   -----------
Investments in the
   Invesco Funds
     Sub-Accounts (continued):
       Invesco V.I. Capital Appreciation (c)
       2012                                          -            N/A   $          -           0.00%           0.00%        12.09%
       2011                                        112          10.47          1,173           0.16            0.00         -7.91
       2010                                        111          11.37          1,262           0.72            0.00         15.49
       2009                                        108           9.84          1,061           0.67            0.00         21.08
       2008                                         93           8.13            760           0.00            0.00        -42.49
Investments in the
   Invesco Funds (Class II)
     Sub-Accounts:
       Invesco LIT Growth and Income (Class II)
       2012                                        169          16.51          2,788           1.30            0.00         14.35
       2011                                        192          14.43          2,774           1.05            0.00         -2.26
       2010                                        209          14.77          3,086           0.10            0.00         12.19
       2009                                        217          13.16          2,851           3.32            0.00         24.11
       2008                                        250          10.61          2,651           1.88            0.00        -32.21
       Invesco LIT Mid Cap Growth (Class II)
       2012                                        137          16.51          2,273           0.00            0.00         11.63
       2011                                        149          14.79          2,204           0.00            0.00         -9.36
       2010                                        220          16.32          3,590           0.00            0.00         27.27
       2009                                        218          12.82          2,798           0.00            0.00         56.37
       2008                                        128           8.20          1,050           0.00            0.00        -46.83
Investments in the
   Janus Aspen Series
     Sub-Accounts:
       Balanced
       2012                                        607          28.13         17,080           2.88            0.00         13.62
       2011                                        651          24.75         16,124           2.41            0.00          1.64
       2010                                        755          24.36         18,386           2.78            0.00          8.39
       2009                                        787          22.47         17,693           2.95            0.00         25.89
       2008                                        827          17.85         14,759           2.77            0.00        -15.84
       Enterprise
       2012                                        725          24.91         18,049           0.00            0.00         17.29
       2011                                        794          21.23         16,870           0.00            0.00         -1.42
       2010                                        898          21.54         19,337           0.06            0.00         25.85
       2009                                        970          17.12         16,594           0.00            0.00         44.83
       2008                                      1,085          11.82         12,819           0.27            0.00        -43.72
       Flexible Bond
       2012                                        215          24.97          5,366           3.45            0.00          8.34
       2011                                        271          23.05          6,248           4.07            0.00          6.74
       2010                                        240          21.59          5,176           3.85            0.00          7.97
       2009                                        256          20.00          5,113           4.30            0.00         13.22
       2008                                        281          17.66          4,969           4.66            0.00          6.02

       (c)  On April 27, 2012, Invesco V.I. Capital Appreciation merged into Invesco VK V.I. American Franchise

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                      Consultant, Consultant SL, Consultant Accumulator, and Consultant
                                                                       Protector Policies (continued)

                                                            At December 31,                 For the year ended December 31,
                                              --------------------------------------  -------------------------------------------
                                                Units    Accumulation    Net Assets     Investment       Expense         Total
                                               (000s)     Unit Value       (000s)     Income Ratio*      Ratio**       Return***
                                              --------   ------------   ------------  -------------   -------------   -----------
Investments in the
   Janus Aspen Series
     Sub-Accounts (continued):
       Forty Portfolio
       2012                                        143   $      19.64   $      2,810           0.75%           0.00%        24.16%
       2011                                        143          15.82          2,270           0.38            0.00         -6.69
       2010                                        144          16.96          2,434           0.35            0.00          6.75
       2009                                        136          15.88          2,163           0.04            0.00         46.33
       2008                                        122          10.85          1,324           0.15            0.00        -44.15
       Janus Portfolio
       2012                                        836          15.77         13,187           0.58            0.00         18.59
       2011                                        898          13.30         11,943           0.58            0.00         -5.30
       2010                                      1,037          14.04         14,567           1.06            0.00         14.52
       2009                                      1,095          12.26         13,431           0.52            0.00         36.35
       2008                                      1,158           8.99         10,412           0.76            0.00        -39.72
       Worldwide
       2012                                        863          14.01         12,093           0.88            0.00         20.08
       2011                                        913          11.67         10,661           0.60            0.00        -13.74
       2010                                        972          13.53         13,152           0.60            0.00         15.83
       2009                                      1,046          11.68         12,222           1.39            0.00         37.70
       2008                                      1,105           8.48          9,373           1.23            0.00        -44.66
Investments in the
   Janus Aspen Series (Service Shares)
     Sub-Accounts:
       Balanced (Service Shares)
       2012                                        241          21.69          5,227           2.59            0.00         13.37
       2011                                        246          19.14          4,708           2.25            0.00          1.35
       2010                                        243          18.88          4,596           2.55            0.00          8.12
       2009                                        229          17.46          3,994           2.76            0.00         25.58
       2008                                        212          13.90          2,942           2.61            0.00        -16.06
       Mid Cap Value (Service Shares)
       2012                                        165          18.44          3,043           0.86            0.00         10.79
       2011                                        164          16.64          2,724           0.60            0.00         -2.98
       2010                                        164          17.15          2,805           0.49            0.00         15.36
       2009                                        163          14.87          2,420           0.35            0.00         32.92
       2008                                        147          11.18          1,646           3.73            0.00        -27.90
       Overseas (Service Shares)
       2012                                        614           8.07          4,952           0.63            0.00         13.18
       2011                                        625           7.13          4,454           0.38            0.00        -32.34
       2010                                        729          10.54          7,679           0.52            0.00         25.02
       2009                                        516           8.43          4,352           0.46            0.00         79.07
       2008 (k) (l)                                483           4.71          2,271           8.35            0.00        -52.93
       Worldwide (Service Shares)
       2012                                         40          17.29            695           0.80            0.00         19.86
       2011                                         42          14.43            599           0.52            0.00        -13.99
       2010                                         40          16.77            665           0.48            0.00         15.52
       2009                                         40          14.52            579           1.15            0.00         37.40
       2008                                         47          10.57            492           1.06            0.00        -44.81

       (k)  On May 1, 2008 Foreign Stock (Service Shares) merged into Overseas (Services Shares)
       (l)  For period beginning May 1, 2008 and ended December 31, 2008

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                      Consultant, Consultant SL, Consultant Accumulator, and Consultant
                                                                       Protector Policies (continued)

                                                            At December 31,                 For the year ended December 31,
                                              --------------------------------------  -------------------------------------------
                                                Units    Accumulation    Net Assets     Investment       Expense         Total
                                               (000s)     Unit Value       (000s)     Income Ratio*      Ratio**       Return***
                                              --------   ------------   ------------  -------------   -------------   -----------
Investments in the
   Lazard Retirement Series Inc.
     Sub-Account:
       Emerging Markets Equity
       2012                                         31   $      55.15   $      1,726           1.60%           0.00%        22.05%
       2011                                         32          45.19          1,451           1.84            0.00        -18.00
       2010                                         36          55.10          2,006           1.21            0.00         22.69
       2009                                         35          44.91          1,570           2.87            0.00         69.85
       2008                                         36          26.44            946           2.69            0.00        -48.72
Investments in the
   Legg Mason Partners Variable Portfolios I, Inc
     Sub-Accounts:
       Legg Mason ClearBridge Variable Fundamental All Cap Value Class I
       2012                                         90           9.90            896           1.73            0.00         14.98
       2011                                         96           8.61            828           1.38            0.00         -6.20
       2010                                         98           9.18            903           1.62            0.00         16.60
       2009                                        106           7.87            838           1.36            0.00         29.36
       2008                                         99           6.09            602           1.94            0.00        -36.58
       Legg Mason ClearBridge Variable Large Cap Value Class I
       2012                                         79          15.51          1,229           2.10            0.00         16.50
       2011                                        107          13.31          1,422           2.95            0.00          4.95
       2010                                         87          12.69          1,099           2.80            0.00          9.46
       2009                                         88          11.59          1,017           1.83            0.00         24.50
       2008                                         87           9.31            807           1.40            0.00        -35.62
       Legg Mason Western Asset Variable Global High Yield Bond
       2012                                        122          18.88          2,306           7.53            0.00         18.33
       2011                                        124          15.95          1,972           8.16            0.00          1.71
       2010                                        123          15.69          1,929           8.93            0.00         14.92
       2009                                        124          13.65          1,699          11.07            0.00         55.55
       2008                                        119           8.77          1,042          14.26            0.00        -30.82
Investments in the
   MFS Variable Insurance Trust
     Sub-Accounts:
       MFS Growth
       2012                                        366          18.04          6,609           0.00            0.00         17.39
       2011                                        396          15.37          6,092           0.20            0.00         -0.32
       2010                                        422          15.42          6,506           0.11            0.00         15.34
       2009                                        459          13.37          6,129           0.30            0.00         37.67
       2008                                        486           9.71          4,718           0.24            0.00        -37.42
       MFS High Income
       2012                                         60          17.75          1,072           8.18            0.00         14.69
       2011                                         55          15.47            851           9.36            0.00          4.10
       2010                                         58          14.86            855           6.95            0.00         14.73
       2009                                         54          12.95            698           7.66            0.00         45.55
       2008                                         52           8.90            460           9.81            0.00        -28.49
       MFS Investors Growth Stock
       2012                                         47          16.04            748           0.47            0.00         16.97
       2011                                         46          13.71            634           0.56            0.00          0.58
       2010                                         48          13.64            659           0.42            0.00         12.47
       2009                                         49          12.12            590           0.68            0.00         39.55
       2008                                         44           8.69            379           0.61            0.00        -36.87

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                      Consultant, Consultant SL, Consultant Accumulator, and Consultant
                                                                       Protector Policies (continued)

                                                            At December 31,                 For the year ended December 31,
                                              --------------------------------------  -------------------------------------------
                                                Units    Accumulation    Net Assets     Investment       Expense         Total
                                               (000s)     Unit Value       (000s)     Income Ratio*      Ratio**       Return***
                                              --------   ------------   ------------  -------------   -------------   -----------
Investments in the
   MFS Variable Insurance Trust
     Sub-Accounts (continued):
       MFS Investors Trust
       2012                                        274   $      15.93   $      4,369           0.94%           0.00%        19.18%
       2011                                        298          13.36          3,977           0.95            0.00         -2.18
       2010                                        303          13.66          4,145           1.13            0.00         11.10
       2009                                        326          12.30          4,014           1.59            0.00         26.90
       2008                                        364           9.69          3,529           0.89            0.00        -33.08
       MFS New Discovery
       2012                                        261          32.16          8,398           0.00            0.00         21.22
       2011                                        280          26.53          7,432           0.00            0.00        -10.27
       2010                                        337          29.56          9,952           0.00            0.00         36.34
       2009                                        334          21.68          7,240           0.00            0.00         63.18
       2008                                        312          13.29          4,145           0.00            0.00        -39.33
       MFS Research
       2012                                        154          17.16          2,649           0.81            0.00         17.27
       2011                                        161          14.63          2,363           0.89            0.00         -0.45
       2010                                        169          14.70          2,490           0.86            0.00         15.90
       2009                                        181          12.68          2,295           1.34            0.00         30.54
       2008                                        182           9.72          1,765           0.53            0.00        -36.09
       MFS Total Return
       2012                                        489          21.52         10,525           2.82            0.00         11.26
       2011                                        526          19.35         10,169           2.60            0.00          1.77
       2010                                        556          19.01         10,565           2.63            0.00          9.93
       2009                                        594          17.29         10,264           3.47            0.00         18.03
       2008                                        622          14.65          9,119           3.78            0.00        -22.13
       MFS Utilities
       2012                                         58          40.83          2,358           6.78            0.00         13.48
       2011                                         61          35.98          2,187           3.41            0.00          6.78
       2010                                         65          33.69          2,187           2.93            0.00         13.81
       2009                                         64          29.60          1,900           4.59            0.00         33.22
       2008                                         61          22.22          1,352           1.48            0.00        -37.67
       MFS Value
       2012                                         94          16.85          1,579           1.68            0.00         16.26
       2011                                         95          14.49          1,382           1.49            0.00         -0.30
       2010                                        100          14.53          1,457           1.40            0.00         11.53
       2009                                         95          13.03          1,239           1.23            0.00         22.71
       2008                                         84          10.62            897           1.29            0.00        -32.58
Investments in the
   Oppenheimer Variable Account Funds
       Sub-Accounts:
       Oppenheimer Main Street Small & Mid Cap
       2012                                        258          27.75          7,165           0.58            0.00         17.99
       2011                                        272          23.52          6,392           0.61            0.00         -2.21
       2010                                        279          24.06          6,701           0.59            0.00         23.41
       2009                                        278          19.49          5,424           0.82            0.00         37.20
       2008                                        255          14.21          3,623           0.52            0.00        -37.83
       Oppenheimer Small & MidCap Growth Fund
       2012                                        111          13.15          1,458           0.00            0.00         16.45
       2011                                        113          11.29          1,274           0.00            0.00          1.10
       2010                                        101          11.17          1,127           0.00            0.00         27.46
       2009                                         96           8.76            843           0.00            0.00         32.61
       2008                                         76           6.61            503           0.00            0.00        -49.07

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                      Consultant, Consultant SL, Consultant Accumulator, and Consultant
                                                                       Protector Policies (continued)

                                                            At December 31,                 For the year ended December 31,
                                              --------------------------------------  -------------------------------------------
                                                Units    Accumulation    Net Assets     Investment       Expense         Total
                                               (000s)     Unit Value       (000s)     Income Ratio*      Ratio**       Return***
                                              --------   ------------   ------------  -------------   -------------   -----------
Investments in the
   Oppenheimer Variable Account Funds (Service Shares ("SS"))
     Sub-Account:
       Oppenheimer Global Securities (SS)
       2012                                        427   $      17.74   $      7,573           1.91%           0.00%        20.95%
       2011                                        419          14.67          6,141           1.08            0.00         -8.53
       2010                                        417          16.03          6,695           1.14            0.00         15.70
       2009                                        408          13.86          5,650           1.78            0.00         39.35
       2008                                        366           9.94          3,640           1.23            0.00        -40.33
       Oppenheimer Main Street Small & Mid Cap (SS)
       2012                                        199          20.24          4,035           0.35            0.00         17.67
       2011                                        183          17.20          3,146           0.42            0.00         -2.38
       2010                                        202          17.62          3,562           0.39            0.00         23.06
       2009                                        238          14.32          3,406           0.61            0.00         36.88
       2008                                        256          10.46          2,673           0.29            0.00        -38.00
Investments in the
   Panorama Series Fund, Inc.
     Sub-Account:
       Oppenheimer International Growth
       2012                                         28          35.59            993           1.49            0.00         22.22
       2011                                         31          29.12            891           0.96            0.00         -7.16
       2010                                         32          31.37          1,004           1.13            0.00         14.76
       2009                                         33          27.34            913           1.36            0.00         39.24
       2008                                         33          19.63            650           1.24            0.00        -42.64
Investments in the
   PIMCO Variable Insurance Trust
     Sub-Accounts:
       Foreign Bond
       2012                                        175          18.56          3,247           2.25            0.00         10.86
       2011                                        251          16.74          4,205           1.86            0.00          6.77
       2010                                        234          15.68          3,662           1.97            0.00          8.49
       2009                                        194          14.45          2,809           3.14            0.00         15.64
       2008                                        210          12.50          2,624           3.29            0.00         -2.39
       Money Market
       2012                                        215          11.73          2,527           0.06            0.00          0.06
       2011                                        228          11.72          2,678           0.06            0.00          0.06
       2010                                        247          11.72          2,898           0.05            0.00          0.05
       2009                                        303          11.71          3,551           0.11            0.00          0.12
       2008                                        269          11.70          3,142           2.31            0.00          2.25
       PIMCO Real Return
       2012                                        224          17.83          3,995           1.07            0.00          8.76
       2011                                        232          16.39          3,803           2.08            0.00         11.68
       2010                                        224          14.67          3,280           1.48            0.00          8.11
       2009                                        215          13.57          2,924           3.19            0.00         18.39
       2008                                        180          11.47          2,058           3.77            0.00         -7.04
       PIMCO Total Return
       2012                                        784          19.92         15,617           2.63            0.00          9.61
       2011                                        843          18.17         15,315           2.61            0.00          3.61
       2010                                        858          17.54         15,043           2.56            0.00          8.10
       2009                                        890          16.23         14,441           5.29            0.00         14.09
       2008                                        725          14.22         10,315           4.59            0.00          4.80

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                      Consultant, Consultant SL, Consultant Accumulator, and Consultant
                                                                       Protector Policies (continued)

                                                            At December 31,                 For the year ended December 31,
                                              --------------------------------------  -------------------------------------------
                                                Units    Accumulation    Net Assets     Investment       Expense         Total
                                               (000s)     Unit Value       (000s)     Income Ratio*      Ratio**       Return***
                                              --------   ------------   ------------  -------------   -------------   -----------
Investments in the
   Putnam Variable Trust
     Sub-Account:
       VT International Value Fund
       2012                                        162   $      16.40   $      2,659           3.32%           0.00%        21.70%
       2011                                        214          13.47          2,889           2.70            0.00        -13.78
       2010                                        229          15.63          3,581           3.06            0.00          7.12
       2009                                        226          14.59          3,296           0.00            0.00         26.19
       2008                                        265          11.56          3,064           1.91            0.00        -46.02
Investments in the
   Putnam Variable Trust (Class IA)
     Sub-Accounts:
       VT High Yield (Class IA)
       2012                                         41          24.47            992           7.83            0.00         16.34
       2011                                         43          21.03            897           7.92            0.00          1.85
       2010                                         44          20.65            919           6.99            0.00         14.54
       2009                                         41          18.03            741          10.20            0.00         50.31
       2008                                         42          11.99            498          10.29            0.00        -26.01
       VT International Value Fund (Class IA)
       2012                                         53          22.07          1,164           3.31            0.00         21.80
       2011                                         73          18.12          1,331           2.82            0.00        -13.52
       2010                                         65          20.95          1,363           3.15            0.00          7.42
       2009                                         62          19.50          1,203           0.00            0.00         26.39
       2008                                         57          15.43            876           2.17            0.00        -45.85
Investments in the
   Rydex Variable Trust
     Sub-Account:
       Guggenheim VT U.S. Long Short Momentum Fund (g)
       2012                                         36          19.27            686           0.00            0.00          4.43
       2011                                         35          18.45            637           0.00            0.00         -6.56
       2010                                         37          19.75            733           0.00            0.00         11.21
       2009                                         35          17.76            624           0.09            0.00         27.29
       2008                                         35          13.95            492           0.00            0.00        -40.73
Investments in the
   T. Rowe Price Equity Series, Inc.
     Sub-Accounts:
       T. Rowe Price Blue Chip Growth
       2012                                        192          16.32          3,132           0.16            0.00         18.26
       2011                                        188          13.80          2,587           0.00            0.00          1.52
       2010                                        189          13.59          2,574           0.00            0.00         16.39
       2009                                        190          11.68          2,215           0.00            0.00         42.18
       2008                                        168           8.21          1,382           0.12            0.00        -42.51

       (g)  Previously known as Rydex SGI VT U.S. Long Short Momentum Fund

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                      Consultant, Consultant SL, Consultant Accumulator, and Consultant
                                                                       Protector Policies (continued)

                                                            At December 31,                 For the year ended December 31,
                                              --------------------------------------  -------------------------------------------
                                                Units    Accumulation    Net Assets     Investment       Expense         Total
                                               (000s)     Unit Value       (000s)     Income Ratio*      Ratio**       Return***
                                              --------   ------------   ------------  -------------   -------------   -----------
Investments in the
   T. Rowe Price Equity Series, Inc.
     Sub-Account (continued):
       T. Rowe Price Equity Income
       2012                                      1,016   $      22.14   $     22,490           2.18%           0.00%        17.15%
       2011                                      1,122          18.89         21,208           1.77            0.00         -0.71
       2010                                      1,176          19.03         22,388           1.85            0.00         15.02
       2009                                      1,184          16.55         19,597           1.91            0.00         25.60
       2008                                      1,168          13.17         15,392           2.48            0.00        -36.11
       T. Rowe Price Mid-Cap Growth
       2012                                        256          35.67          9,144           0.00            0.00         13.90
       2011                                        282          31.32          8,834           0.00            0.00         -1.27
       2010                                        311          31.72          9,854           0.00            0.00         28.12
       2009                                        347          24.76          8,602           0.00            0.00         45.65
       2008                                        379          17.00          6,446           0.00            0.00        -39.76
       T. Rowe Price New America Growth
       2012                                        127          17.03          2,158           0.48            0.00         13.12
       2011                                        142          15.06          2,139           0.22            0.00         -1.07
       2010                                        148          15.22          2,249           0.15            0.00         19.65
       2009                                        225          12.72          2,868           0.00            0.00         49.76
       2008                                        146           8.49          1,241           0.00            0.00        -38.24
Investments in the
   T. Rowe Price International Series, Inc.
     Sub-Account:
       T. Rowe Price International Stock
       2012                                        231          16.15          3,730           1.27            0.00         18.44
       2011                                        247          13.64          3,372           1.59            0.00        -12.83
       2010                                        253          15.65          3,958           0.89            0.00         14.46
       2009                                        268          13.67          3,663           2.41            0.00         52.39
       2008                                        346           8.97          3,100           2.18            0.00        -48.70
Investments in the
   The Alger Portfolios
     Sub-Accounts:
       Alger Capital Appreciation Class I-2
       2012                                        505          28.35         14,313           1.10            0.00         18.30
       2011                                        536          23.96         12,835           0.11            0.00         -0.30
       2010                                        561          24.03         13,477           0.37            0.00         14.03
       2009                                        604          21.08         12,726           0.00            0.00         51.10
       2008                                        601          13.95          8,384           0.00            0.00        -45.13
       Alger Income and Growth Class I-2
       2012                                        265          17.98          4,769           3.09            0.00         12.34
       2011                                        355          16.01          5,678           1.59            0.00          6.51
       2010                                        325          15.03          4,878           1.39            0.00         12.27
       2009                                        344          13.39          4,604           2.40            0.00         32.17
       2008                                        352          10.13          3,569           2.21            0.00        -39.47
       Alger Large Cap Growth Class I-2
       2012                                        593          16.04          9,513           1.22            0.00          9.87
       2011                                        634          14.60          9,261           1.02            0.00         -0.35
       2010                                        673          14.65          9,851           0.70            0.00         13.39
       2009                                        698          12.92          9,023           0.63            0.00         47.57
       2008                                        703           8.75          6,156           0.23            0.00        -46.15

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                      Consultant, Consultant SL, Consultant Accumulator, and Consultant
                                                                       Protector Policies (continued)

                                                            At December 31,                 For the year ended December 31,
                                              --------------------------------------  -------------------------------------------
                                                Units    Accumulation    Net Assets     Investment       Expense         Total
                                               (000s)     Unit Value       (000s)     Income Ratio*      Ratio**       Return***
                                              --------   ------------   ------------  -------------   -------------   -----------
Investments in the
   The Alger Portfolios
     Sub-Accounts (continued):
       Alger MidCap Growth Class I-2
       2012                                        869   $      23.61   $     20,524           0.00%           0.00%        16.21%
       2011                                        930          20.32         18,902           0.36            0.00         -8.27
       2010                                        963          22.15         21,331           0.00            0.00         19.38
       2009                                      1,030          18.55         19,108           0.00            0.00         51.70
       2008                                        987          12.23         12,065           0.16            0.00        -58.36
       Alger SmallCap Growth Class I-2
       2012                                        343          17.85          6,132           0.00            0.00         12.50
       2011                                        397          15.87          6,306           0.00            0.00         -3.18
       2010                                        380          16.39          6,228           0.00            0.00         25.29
       2009                                        412          13.08          5,384           0.00            0.00         45.51
       2008                                        435           8.99          3,912           0.00            0.00        -46.60
Investments in the
   The Universal Institutional Funds, Inc.
     Sub-Accounts:
       Morgan Stanley UIF Growth Class I
       2012                                         67          18.36          1,226           0.00            0.00         14.38
       2011                                         69          16.05          1,106           0.12            0.00         -2.80
       2010                                         74          16.51          1,228           0.12            0.00         22.86
       2009                                         82          13.44          1,097           0.00            0.00         65.55
       2008                                         82           8.12            665           0.19            0.00        -49.19
       Morgan Stanley UIF U.S. Real Estate Class I
       2012                                        173          32.61          5,628           0.89            0.00         15.84
       2011                                        180          28.15          5,063           0.86            0.00          5.92
       2010                                        187          26.58          4,970           2.09            0.00         29.96
       2009                                        194          20.45          3,977           2.82            0.00         28.36
       2008                                        189          15.93          3,010           3.94            0.00        -37.89
Investments in the
   Van Eck Worldwide Insurance Trust
     Sub-Accounts:
       Van Eck Worldwide Emerging Markets
       2012                                        154          29.63          4,549           0.00            0.00         29.81
       2011                                        154          22.83          3,525           1.05            0.00        -25.74
       2010                                        149          30.74          4,565           0.53            0.00         26.84
       2009                                        147          24.23          3,562           0.15            0.00        113.17
       2008                                        134          11.37          1,527           0.00            0.00        -64.78
       Van Eck Worldwide Hard Assets
       2012                                        114          32.84          3,739           0.63            0.00          3.39
       2011                                        114          31.76          3,630           1.25            0.00        -16.45
       2010                                        116          38.01          4,409           0.31            0.00         29.23
       2009                                        113          29.41          3,331           0.23            0.00         57.54
       2008                                        105          18.67          1,969           0.32            0.00        -46.12
       Van Eck Worldwide Multi-Manager Alternatives
       2012                                         18          11.57            213           0.00            0.00          1.33
       2011                                         19          11.42            212           0.92            0.00         -2.27
       2010                                         20          11.68            236           0.00            0.00          4.97
       2009                                         22          11.13            245           0.27            0.00         13.87
       2008                                         24           9.78            237           0.07            0.00        -13.10

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                      Consultant, Consultant SL, Consultant Accumulator, and Consultant
                                                                       Protector Policies (continued)

                                                            At December 31,                 For the year ended December 31,
                                              --------------------------------------  -------------------------------------------
                                                Units    Accumulation    Net Assets     Investment       Expense         Total
                                               (000s)     Unit Value       (000s)     Income Ratio*      Ratio**       Return***
                                              --------   ------------   ------------  -------------   -------------   -----------
Investments in the
   Wells Fargo Variable Trust
     Sub-Accounts:
       Wells Fargo VT Advantage Discovery
       2012                                        240   $      20.33   $      4,870           0.00%           0.00%        17.74%
       2011                                        262          17.27          4,525           0.00            0.00          0.42
       2010                                        336          17.19          5,782           0.00            0.00         35.54
       2009                                        291          12.68          3,686           0.00            0.00         40.30
       2008                                        315           9.04          2,848           0.00            0.00        -44.36
       Wells Fargo VT Advantage Opportunity
       2012                                        405          15.94          6,457           0.10            0.00         15.52
       2011                                        454          13.79          6,263           0.15            0.00         -5.52
       2010                                        487          14.60          7,107           0.73            0.00         23.76
       2009                                        518          11.80          6,106           0.00            0.00         47.74
       2008                                        548           7.99          4,377           2.00            0.00        -40.10

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                        Total Accumulator Policies

                                                            At December 31,                 For the year ended December 31,
                                              --------------------------------------  -------------------------------------------
                                                Units    Accumulation    Net Assets     Investment       Expense         Total
                                               (000s)     Unit Value       (000s)     Income Ratio*      Ratio**       Return***
                                              --------   ------------   ------------  -------------   -------------   -----------
Investments in the
   AllianceBernstein
     Sub-Accounts:
       VPS Growth and Income Class A
       2012                                         15   $      11.00   $        163           1.71%           0.00%        17.52%
       2011                                         11           9.36            101           1.26            0.00          6.32
       2010                                          8           8.80             70           0.00            0.00         13.09
       2009                                          4           7.79             28           3.88            0.00         20.82
       2008 (l)                                      1           6.44              6           0.00            0.00        -35.56
       VPS International Growth Class A
       2012                                         18           8.07            147           1.60            0.00         15.54
       2011                                         13           6.98             90           2.70            0.00        -15.85
       2010                                         10           8.30             83           1.73            0.00         12.90
       2009                                          8           7.35             59           4.28            0.00         39.58
       2008 (l)                                      2           5.26             12           0.00            0.00        -47.35
       VPS International Value Class A
       2012                                         16           6.27            102           1.80            0.00         14.53
       2011                                         14           5.47             74           4.82            0.00        -19.25
       2010                                          8           6.78             54           3.45            0.00          4.59
       2009                                          4           6.48             28           1.84            0.00         34.68
       2008 (l)                                      1           4.81              7           0.00            0.00        -51.89
       VPS Small Cap Growth Class A
       2012                                         15          14.20            207           0.00            0.00         15.02
       2011                                         13          12.35            155           0.00            0.00          4.46
       2010                                          7          11.82             86           0.00            0.00         36.90
       2009                                          4           8.63             34           0.00            0.00         41.76
       2008 (l)                                      1           6.09              6           0.00            0.00        -39.09
       VPS Small/Mid Cap Value Class A
       2012                                          9          12.35            114           0.00            0.00         18.75
       2011                                          7          10.40             76           0.42            0.00         -8.39
       2010                                          4          11.35             51           0.33            0.00         26.91
       2009                                          2           8.95             18           0.47            0.00         42.86
       2008 (l)                                    < 1           6.26              1           0.00            0.00        -37.37
Investments in the
   Fidelity Variable Insurance Products Fund
     Sub-Accounts:
       VIP Contrafund
       2012                                        110          10.93          1,197           1.37            0.00         16.42
       2011                                         99           9.39            926           1.02            0.00         -2.53
       2010                                         69           9.63            661           1.20            0.00         17.22
       2009                                         39           8.21            318           1.36            0.00         35.71
       2008 (l)                                      9           6.05             52           1.04            0.00        -39.47
       VIP Emerging Markets
       2012                                         23          10.33            239           1.29            0.00         14.37
       2011                                         15           9.03            134           1.67            0.00        -21.01
       2010 (j)                                      4          11.43             41           1.51            0.00         14.35
       VIP Equity-Income
       2012                                         40          10.45            414           3.13            0.00         17.31
       2011                                         41           8.91            362           2.54            0.00          0.97
       2010                                         19           8.82            170           1.75            0.00         15.15
       2009                                         10           7.66             79           2.19            0.00         30.21
       2008 (l)                                      2           5.88             10           2.60            0.00        -41.16

       (j)  For period beginning April 30, 2010 and ended December 31, 2010
       (l)  For period beginning May 1, 2008 and ended December 31, 2008

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                  Total Accumulator Policies (continued)

                                                            At December 31,                 For the year ended December 31,
                                              --------------------------------------  -------------------------------------------
                                                Units    Accumulation    Net Assets     Investment       Expense         Total
                                               (000s)     Unit Value       (000s)     Income Ratio*      Ratio**       Return***
                                              --------   ------------   ------------  -------------   -------------   -----------
Investments in the
   Fidelity Variable Insurance Products Fund
     Sub-Accounts (continued):
       VIP Growth
       2012                                         35   $      10.49   $        366           0.63%           0.00%        14.69%
       2011                                         26           9.15            239           0.38            0.00          0.20
       2010                                         17           9.13            156           0.26            0.00         24.17
       2009                                          6           7.35             45           0.43            0.00         28.29
       2008 (l)                                      1           5.73              6           0.83            0.00        -42.70
       VIP Growth & Income
       2012                                         25          10.72            266           2.69            0.00         18.56
       2011                                         17           9.04            158           2.12            0.00          1.61
       2010                                         12           8.90            108           0.88            0.00         14.87
       2009                                          6           7.75             47           1.48            0.00         27.20
       2008 (l)                                      2           6.09             10           2.97            0.00        -39.10
       VIP High Income
       2012                                         15          14.41            214           5.29            0.00         14.23
       2011                                         19          12.62            237           9.95            0.00          4.03
       2010                                          7          12.13             86          11.52            0.00         13.82
       2009                                          2          10.66             25          11.41            0.00         43.96
       2008 (l)                                      1           7.40              5          19.64            0.00        -25.97
       VIP Index 500 - Service Class
       2012                                        146          11.18          1,628           2.32            0.00         15.81
       2011                                        117           9.66          1,129           2.20            0.00          1.93
       2010                                         84           9.48            798           2.06            0.00         14.91
       2009                                         38           8.25            317           3.24            0.00         26.48
       2008 (l)                                      6           6.52             38           3.77            0.00        -34.81
       VIP Investment Grade Bond
       2012                                         30          13.61            410           2.42            0.00          5.90
       2011                                         21          12.85            275           3.46            0.00          7.33
       2010                                         13          11.97            161           3.83            0.00          7.80
       2009                                          8          11.10             85           8.81            0.00         15.72
       2008 (l)                                      2           9.59             14           4.12            0.00         -4.05
       VIP Mid Cap
       2012                                         73          11.75            855           0.69            0.00         14.83
       2011                                         63          10.23            648           0.33            0.00        -10.61
       2010                                         38          11.45            429           0.46            0.00         28.83
       2009                                         19           8.88            168           0.95            0.00         40.09
       2008 (l)                                      2           6.34             13           0.86            0.00        -36.58
       VIP Money Market
       2012                                         51          10.30            527           0.13            0.00          0.14
       2011                                         52          10.29            533           0.11            0.00          0.11
       2010                                         27          10.28            276           0.18            0.00          0.24
       2009                                         48          10.25            488           0.70            0.00          0.72
       2008 (l)                                      3          10.18             34           3.00            0.00          1.77
       VIP Real Estate
       2012                                         37          12.31            460           1.78            0.00         18.57
       2011                                         22          10.38            233           1.41            0.00          8.09
       2010                                         14           9.61            134           1.68            0.00         30.42
       2009                                          7           7.37             53           3.32            0.00         37.69
       2008 (l)                                      2           5.35             10           5.55            0.00        -46.51
       VIP Value Strategies
       2012                                         11          11.96            135           0.68            0.00         27.28
       2011                                         10           9.40             93           1.40            0.00         -8.81
       2010                                          5          10.31             53           0.68            0.00         26.63
       2009                                          3           8.14             23           0.84            0.00         57.59
       2008 (l)                                    < 1           5.16              2           2.54            0.00        -48.35

       (l) For period beginning May 1, 2008 and ended December 31, 2008

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                  Total Accumulator Policies (continued)

                                                            At December 31,                 For the year ended December 31,
                                              --------------------------------------  -------------------------------------------
                                                Units    Accumulation    Net Assets     Investment       Expense         Total
                                               (000s)     Unit Value       (000s)     Income Ratio*      Ratio**       Return***
                                              --------   ------------   ------------  -------------   -------------   -----------
Investments in the
   Franklin Templeton Investments
     Sub-Accounts:
       VIP Global Income Securities
       2012                                         36   $      15.82   $        569           6.56%           0.00%        15.31%
       2011                                         39          13.72            542           5.77            0.00         -0.61
       2010                                         28          13.81            382           2.13            0.00         14.71
       2009                                         10          12.04            120           5.13            0.00         18.98
       2008 (l)                                      2          10.12             17           0.02            0.00          1.17
       VIP High Income Securities
       2012                                          9          14.87            127           7.37            0.00         15.94
       2011                                          6          12.82             77           5.77            0.00          4.63
       2010                                          4          12.26             48           5.93            0.00         13.71
       2009                                          3          10.78             27           3.14            0.00         42.99
       2008 (l)                                    < 1           7.54              3           0.41            0.00        -24.62
       VIP Income Securities
       2012                                         20          12.43            243           6.63            0.00         12.91
       2011                                         14          11.01            158           4.48            0.00          2.71
       2010                                         15          10.72            166           4.35            0.00         12.87
       2009                                          4           9.50             40           6.28            0.00         35.88
       2008 (l)                                      1           6.99             10           3.80            0.00        -30.12
       VIP Mutual Global Discovery Securities
       2012                                         27          11.48            310           3.46            0.00         13.63
       2011                                         22          10.10            222           1.80            0.00         -2.73
       2010                                         26          10.38            271           2.03            0.00         12.24
       2009                                          7           9.25             65           1.12            0.00         23.63
       2008 (l)                                      3           7.48             20           0.72            0.00        -25.18
       VIP Mutual Shares Securities
       2012                                         16          10.62            166           2.45            0.00         14.61
       2011                                         12           9.27            108           2.76            0.00         -0.79
       2010                                          8           9.34             70           1.86            0.00         11.47
       2009                                          4           8.38             37           1.96            0.00         26.35
       2008 (l)                                      2           6.63             16           3.21            0.00        -33.65
       VIP Small Cap Value Securities
       2012                                         29          12.53            367           0.96            0.00         18.75
       2011                                         23          10.56            244           0.92            0.00         -3.53
       2010                                         13          10.94            147           0.83            0.00         28.49
       2009                                          7           8.52             62           1.33            0.00         29.54
       2008 (l)                                      2           6.57             11           0.03            0.00        -34.27
       VIP Small-Mid Cap Growth Securities
       2012                                         14          11.90            166           0.00            0.00         11.12
       2011                                         11          10.71            115           0.00            0.00         -4.59
       2010                                          9          11.22            100           0.00            0.00         27.94
       2009                                          4           8.77             37           0.00            0.00         43.95
       2008 (l)                                      1           6.09              4           0.00            0.00        -39.06
       VIP Strategic Income Securities
       2012                                         11          14.14            162           8.55            0.00         13.12
       2011                                          8          12.50             96           6.14            0.00          2.78
       2010                                          5          12.16             65           4.85            0.00         11.21
       2009                                          2          10.94             18           6.41            0.00         26.11
       2008 (l)                                    < 1           8.67              3           0.17            0.00        -13.27
       VIP U.S. Government
       2012                                         56          12.42            692           1.25            0.00          2.12
       2011                                         14          12.16            165           3.24            0.00          5.96
       2010                                         12          11.48            139           5.01            0.00          5.56
       2009                                          3          10.87             33           2.87            0.00          3.34
       2008 (l)                                    < 1          10.52              5           0.14            0.00          5.22

       (l) For period beginning May 1, 2008 and ended December 31, 2008

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                  Total Accumulator Policies (continued)

                                                            At December 31,                 For the year ended December 31,
                                              --------------------------------------  -------------------------------------------
                                                Units    Accumulation    Net Assets     Investment       Expense         Total
                                               (000s)     Unit Value       (000s)     Income Ratio*      Ratio**       Return***
                                              --------   ------------   ------------  -------------   -------------   -----------
Investments in the
   Ibbotson
     Sub-Accounts:
       Aggressive Growth ETF Asset Allocation
       2012                                        221   $      10.54   $      2,326           1.50%           0.00%        14.46%
       2011                                        194           9.21          1,781           1.33            0.00         -4.85
       2010                                        144           9.67          1,397           0.55            0.00         15.58
       2009                                         86           8.37            716           0.67            0.00         27.79
       2008 (l)                                     28           6.55            186           0.73            0.00        -34.50
       Balanced ETF Asset Allocation
       2012                                        232          11.33          2,632           2.24            0.00         11.00
       2011                                        172          10.21          1,752           1.43            0.00         -0.56
       2010                                        128          10.26          1,314           1.03            0.00         11.85
       2009                                         73           9.18            667           1.35            0.00         19.74
       2008 (l)                                     16           7.66            119           2.44            0.00        -23.37
       Conservative ETF Asset Allocation
       2012                                         14          11.78            158           1.78            0.00          5.48
       2011                                          9          11.17            104           1.43            0.00          3.42
       2010                                          6          10.80             70           1.74            0.00          6.67
       2009                                          4          10.12             39           1.13            0.00          8.57
       2008 (l)                                    < 1           9.32              4           1.66            0.00         -6.75
       Growth ETF Asset Allocation
       2012                                        469          10.87          5,100           1.73            0.00         13.24
       2011                                        379           9.60          3,638           1.46            0.00         -3.50
       2010                                        282           9.95          2,803           0.94            0.00         14.19
       2009                                        160           8.71          1,393           1.09            0.00         24.94
       2008 (l)                                     29           6.97            202           0.18            0.00        -30.27
       Income and Growth ETF Asset Allocation
       2012                                         50          11.56            572           2.34            0.00          8.18
       2011                                         22          10.69            238           1.16            0.00          1.37
       2010                                         17          10.55            176           0.90            0.00          9.04
       2009                                         10           9.67             94           1.79            0.00         13.72
       2008 (l)                                      3           8.50             25           7.62            0.00        -14.95
Investments in the
   Invesco Funds
     Sub-Accounts:
       Invesco LIT Government
       2011 (h)                                      -            N/A              -           4.52            0.00          1.08
       2010                                          2          10.81             18           0.19            0.00          5.23
       2009                                          1          10.27             11           6.78            0.00          0.98
       2008 (l)                                    < 1          10.18            < 1           3.22            0.00          1.75
       Invesco LIT Growth and Income
       2012                                         14          11.05            158           1.56            0.00         14.63
       2011                                         13           9.64            129           1.30            0.00         -2.01
       2010                                         11           9.84            110           0.10            0.00         12.51
       2009                                          4           8.75             38           3.90            0.00         24.37
       2008 (l)                                    < 1           7.03              2           2.11            0.00        -29.68
       Invesco V. I. Government Securities
       2012                                          3          10.95             30           3.21            0.00          2.48
       2011 (i)                                      2          10.68             25           0.00            0.00          6.84
       Invesco VK V.I. American Value (e)
       2012                                         11          12.26            129           0.72            0.00         17.31
       2011                                          8          10.46             81           0.72            0.00          0.92
       2010                                          4          10.36             44           0.88            0.00         22.24
       2009                                          2           8.47             13           1.20            0.00         39.21
       2008 (l)                                      1           6.09              4           0.87            0.00        -39.12

       (e) Previously known as Invesco UIF U.S. Small Mid Cap Value Class I
       (h) For period beginning January 1, 2011, and ended April 29, 2011
       (i) For period beginning April 29, 2011, and ended December 31, 2011
       (l) For period beginning May 1, 2008 and ended December 31, 2008

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                  Total Accumulator Policies (continued)

                                                            At December 31,                 For the year ended December 31,
                                              --------------------------------------  -------------------------------------------
                                                Units    Accumulation    Net Assets     Investment       Expense         Total
                                               (000s)     Unit Value       (000s)     Income Ratio*      Ratio**       Return***
                                              --------   ------------   ------------  -------------   -------------   -----------
Investments in the
   Janus Aspen Series
     Sub-Accounts:
       Balanced
       2012                                         40   $      13.13   $        517           2.88%           0.00%        13.62%
       2011                                         32          11.56            375           2.41            0.00          1.64
       2010                                         25          11.37            289           2.78            0.00          8.39
       2009                                         13          10.49            137           2.95            0.00         25.89
       2008 (l)                                      1           8.33             11           2.77            0.00        -16.67
       Enterprise
       2012                                          6          11.71             73           0.00            0.00         17.29
       2011                                          4           9.98             43           0.00            0.00         -1.42
       2010                                          4          10.13             43           0.06            0.00         25.85
       2009                                          4           8.05             28           0.00            0.00         44.83
       2008 (l)                                      1           5.56              6           0.27            0.00        -44.44
       Flexible Bond
       2012                                         12          14.59            174           3.45            0.00          8.34
       2011                                          7          13.47             97           4.07            0.00          6.74
       2010                                          5          12.62             63           3.85            0.00          7.97
       2009                                          3          11.69             38           4.30            0.00         13.22
       2008 (l)                                    < 1          10.32              4           4.66            0.00          3.23
       Forty Portfolio
       2012                                         30           9.86            294           0.75            0.00         24.16
       2011                                         25           7.94            200           0.38            0.00         -6.69
       2010                                         33           8.51            282           0.35            0.00          6.75
       2009                                         15           7.97            119           0.04            0.00         46.33
       2008 (l)                                      5           5.45             26           0.15            0.00        -45.53
       Global Technology
       2012                                         13          12.80            169           0.00            0.00         19.60
       2011                                          9          10.70             92           0.00            0.00         -8.68
       2010                                          6          11.72             74           0.00            0.00         24.83
       2009                                          2           9.39             21           0.00            0.00         57.09
       2008 (l)                                      1           5.97              4           0.13            0.00        -40.25
       Mid Cap Value
       2012                                         18          11.91            220           1.06            0.00         11.14
       2011                                         14          10.71            145           0.84            0.00         -2.64
       2010                                         10          11.01            113           0.97            0.00         15.66
       2009                                          3           9.51             26           0.64            0.00         33.69
       2008 (l)                                      1           7.12              8           1.49            0.00        -28.83
       Overseas
       2012                                         63           8.11            510           0.74            0.00         13.47
       2011                                         60           7.15            426           0.49            0.00        -32.17
       2010                                         37          10.54            391           0.77            0.00         25.31
       2009                                         20           8.41            166           0.46            0.00         79.56
       2008 (l)                                      5           4.69             21           0.29            0.00        -53.15

       (l) For period beginning May 1, 2008 and ended December 31, 2008

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                  Total Accumulator Policies (continued)

                                                            At December 31,                 For the year ended December 31,
                                              --------------------------------------  -------------------------------------------
                                                Units    Accumulation    Net Assets     Investment       Expense         Total
                                               (000s)     Unit Value       (000s)     Income Ratio*      Ratio**       Return***
                                              --------   ------------   ------------  -------------   -------------   -----------
Investments in the
   Oppenheimer Variable Account Funds
     Sub-Accounts:
       Oppenheimer Balanced
       2012                                         18   $       9.08   $        160           1.23%           0.00%        12.34%
       2011                                         15           8.08            123           1.84            0.00          0.72
       2010                                          9           8.02             70           0.85            0.00         12.91
       2009                                          3           7.10             23           0.00            0.00         21.89
       2008 (l)                                      1           5.83              4           0.00            0.00        -41.72
       Oppenheimer Core Bond
       2012                                         10           8.88             87           5.18            0.00         10.29
       2011                                          7           8.05             59           4.84            0.00          8.27
       2010                                          5           7.44             35           1.39            0.00         11.41
       2009                                          3           6.68             17           0.00            0.00          9.61
       2008 (l)                                      1           6.09              5           0.00            0.00        -39.09
       Oppenheimer Global Securities
       2012                                         38          11.25            426           2.13            0.00         21.26
       2011                                         28           9.28            263           1.20            0.00         -8.29
       2010                                         22          10.11            220           0.80            0.00         15.96
       2009                                          9           8.72             77           0.81            0.00         39.77
       2008 (l)                                      1           6.24              9           0.00            0.00        -37.60
       Oppenheimer Global Strategic Income
       2012                                         12          13.01            154           5.63            0.00         13.53
       2011                                          9          11.46            106           2.24            0.00          0.85
       2010                                          4          11.36             45           6.32            0.00         14.97
       2009                                          2           9.88             20           0.35            0.00         18.83
       2008 (l)                                      1           8.31              8           0.00            0.00        -16.85
       Oppenheimer Main Street Small & Mid Cap
       2012                                         33          12.69            412           0.58            0.00         17.99
       2011                                         23          10.75            246           0.61            0.00         -2.21
       2010                                         16          10.99            173           0.59            0.00         23.41
       2009                                          8           8.91             70           0.82            0.00         37.20
       2008 (l)                                      1           6.49              8           0.52            0.00        -35.06
       Oppenheimer Value
       2012                                         12          12.42            147           1.40            0.00         16.08
       2011                                          9          10.70             99           0.92            0.00         -4.93
       2010                                          8          11.26             88           0.75            0.00         18.85
       2009                                          4           9.47             37           0.47            0.00         45.08
       2008 (l)                                      1           6.53              6          64.35            0.00        -34.70
Investments in the
   Panorama Series Fund, Inc.
     Sub-Account:
       Oppenheimer International Growth
       2012                                         22          10.81            239           1.49            0.00         22.22
       2011                                         19           8.84            169           0.96            0.00         -7.16
       2010                                          9           9.52             89           1.13            0.00         14.76
       2009                                          4           8.30             33           1.36            0.00         39.24
       2008 (l)                                      1           5.96              3           1.24            0.00        -40.39

       (l) For period beginning May 1, 2008 and ended December 31, 2008

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                  Total Accumulator Policies (continued)

                                                            At December 31,                 For the year ended December 31,
                                              --------------------------------------  -------------------------------------------
                                                Units    Accumulation    Net Assets     Investment       Expense         Total
                                               (000s)     Unit Value       (000s)     Income Ratio*      Ratio**       Return***
                                              --------   ------------   ------------  -------------   -------------   -----------
Investments in the
   The Alger Portfolios
     Sub-Accounts:
       Alger Balanced Class I-2
       2012                                          9   $      10.78   $        101           1.26%           0.00%         6.23%
       2011                                          8          10.14             78           2.64            0.00          0.03
       2010                                          5          10.14             55           2.16            0.00         10.33
       2009                                          3           9.19             27           1.43            0.00         29.25
       2008 (l)                                    < 1           7.11              1           0.00            0.00        -28.89
       Alger Capital Appreciation Class I-2
       2012                                         55          12.42            677           1.10            0.00         18.30
       2011                                         36          10.50            380           0.11            0.00         -0.30
       2010                                         22          10.53            236           0.37            0.00         14.03
       2009                                          8           9.23             73           0.00            0.00         51.10
       2008 (l)                                      1           6.11              8           0.00            0.00        -38.90
       Alger Large Cap Growth Class I-2
       2012                                         23          10.68            244           1.22            0.00          9.87
       2011                                         14           9.72            137           1.02            0.00         -0.35
       2010                                          9           9.75             92           0.70            0.00         13.39
       2009                                          6           8.60             49           0.63            0.00         47.57
       2008 (l)                                      1           5.83              5           0.23            0.00        -41.72
       Alger MidCap Growth Class I-2
       2012                                         30           9.28            278           0.00            0.00         16.21
       2011                                         22           7.99            178           0.36            0.00         -8.27
       2010                                         17           8.71            149           0.00            0.00         19.38
       2009                                         11           7.29             77           0.00            0.00         51.70
       2008 (l)                                      2           4.81             10           0.16            0.00        -51.92
Investments in the
   The Universal Institutional Funds, Inc.
     Sub-Accounts:
       Morgan Stanley UIF Emerging Markets Class I
       2012                                         32           9.14            292           0.00            0.00         19.95
       2011                                         31           7.62            236           0.44            0.00        -18.22
       2010                                         24           9.31            222           0.59            0.00         19.02
       2009                                         15           7.83            121           0.00            0.00         69.84
       2008 (l)                                      5           4.61             22           0.00            0.00        -53.93
       Morgan Stanley UIF Growth Class I
       2012                                          4          11.84             56           0.00            0.00         14.38
       2011                                          4          10.36             42           0.12            0.00         -2.80
       2010                                          3          10.65             35           0.12            0.00         22.86
       2009                                          2           8.67             15           0.00            0.00         65.55
       2008 (l)                                    < 1           5.24              1           0.19            0.00        -47.62

       (l) For period beginning May 1, 2008 and ended December 31, 2008

                                     PART C

                                OTHER INFORMATION





Item 26. EXHIBITS

      (a) Resolution of the Board of Directors of Lincoln Benefit Life Company authorizing establishment of Registrant (1)

      (b) Custodian Agreement (Not Applicable)

      (c) (i) Principal Underwriting Agreement (4)

            (ii) Form of  Selling Agreement (5)

            (iii) Schedule of Sales Commissions (3)

      (d) Form of the Investors Select Variable Universal Life Policy (3)

      (e) Application Form (2)

      (f) (1) Certificate of Incorporation of Lincoln Benefit (1)

      (2) By-laws of Lincoln Benefit (1)

      (g) Contracts of Reinsurance (6)

      (h) Fund Participation Agreements:

               (1) Fund Participation Agreement between Janus Aspen Series and Lincoln Benefit Life Company (1)

               (2) Participation Agreement among Lincoln Benefit Life Company and Variable Insurance Products Fund and Fidelity Distributors Corporation. (1)

               (3) Participation Agreement among Lincoln Benefit Life Company and Variable Insurance Products Fund II and Fidelity Distributors Corporation (1)

               (4) (i) Participation Agreement between Scudder Variable Life Investment Fund and Lincoln Benefit Life Company(1)

                     (ii) Reimbursement Agreement by and between Scudder,
                      Stevens & Clark, Inc. and Lincoln Benefit Life Company (1)

                     (iii)Participating Contract and Policy Agreement between Scudder Investor Services, Inc. and Lincoln Benefit Financial Services (1)

               (5) Fund Participation Agreement between Lincoln Benefit Life Company, Insurance Management Series and Federated Securities Corp. (1)

               (6) Form of Participation Agreement (Service Shares) among Janus Aspen Series and Lincoln Benefit Life Company (7)

               (7) Form of Participation Agreement between Lincoln Benefit Life Company and LSA Variable Series Trust (8)

               (8) Form of Participation Agreement among MFS Variable Insurance Trust, Lincoln Benefit Life Company, and Massachusetts Financial Services Company (1)

               (9)   (i) Form of Participation Agreement between Lincoln Benefit
                      Life Company and OCC Accumulation Trust (9)

                     (ii) Amendment to Participation Agreement among OCC Accumulation Trust, OCC Distributors, and Lincoln Benefit Life Company (10)

               (10) Form of Participation Agreement among Panorama Series Fund, Inc., Oppenheimer Funds, Inc., and Lincoln Benefit Life Company
               (7)

               (11) Form of Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., and Lincoln Benefit Life Company (7)

               (12) Form of Participation Agreement among PIMCO Variable Insurance Trust, Lincoln Benefit Life Company and PIMCO Funds Distributor LLC (9)

               (13) Form of Participation Agreement among Putnam Variable Trust, Putnam Retail Management, Inc., and Lincoln Benefit Life Company
               (7)

               (14) Form of Participation Agreement among Van Kampen Investment Trust, Van Kampen Funds, Inc., Van Kampen Asset Management, Inc., and Lincoln Benefit Life Company (7)

               (15) Form of Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc., Lincoln Benefit Life Company, and ALFS, Inc. (7)

               (16) Form of Participation Agreement between Salomon Brothers Variable Series Fund, Inc., Salomon Brothers Asset Management, Inc. and Lincoln Benefit Life Company. (9)

               (17) Form of Participation Agreement among Lincoln Benefit Life Company, Van Kampen Universal Institutional Funds, and Miller Anderson & Sherrerd, LLP. (9)

               (18) Form of Participation Agreement between Financial Investors
                    Variable Insurance Trust and Lincoln Benefit Life
                    Company.(14)

      (i) Administrative Contracts (Not Applicable)

      (j) Other Material Contracts (Not Applicable)

      (k) Opinion and Consent of Counsel (3)

      (l) Actuarial Opinion and Consent (11)

      (m) Sample Calculations (11)

      (n) Consent of Independent Registered Public Accounting Firm (filed herewith)

      (o) Omitted financial statements (Not applicable)

      (p) Initial Capital Arrangements (Not Applicable)

      (q) Procedures Memorandum pursuant to Rule 6e-3(T)(b)(12)(ii) (3)

      (r) Table of Surrender Charge Factors and Percentages (11)

     (99) (a) Power of Attorney for Don Civgin, Anurag Chandra,
              Lawrence W. Dahl, Wilford J. Kavanaugh, Jesse E. Merten (filed herewith)
-----------------------

(1) Incorporated by reference from Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, filed March 11, 1998 (File No. 333-47717).

(2) Incorporated by reference from Post-Effective Amendment No. 8 to Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, File No. 33-67386, filed April 30, 1997.

(3) Incorporated by reference from Post-Effective Amendment #9 to Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life, File No. 33-67386, filed April 28, 1998.

(4) Incorporated by reference from Post-Effective Amendment No. 1 to Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, filed January 22, 1999 (File No. 333-47717).

(5) Incorporated by reference from Post-Effective Amendment No. 3 to Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed April 1, 1999 (File No. 333-50545, 811-7924).

(6) Incorporated by reference from Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed April 21, 1998 (File No. 333-50545, 811-7924).

(7) Incorporated by reference from Post-Effective Amendment No. 1 to Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed August 8, 2001 (File No. 333-61146, 811-7924).

(8) Incorporated by reference from Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed September 29, 1999 (File No. 333-82427, 811-7924).

(9) Incorporated by reference from Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed July 8, 1999 (File No. 333-82427, 811-7924).

(10) Incorporated by reference from Post-Effective Amendment No. 2 to Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed January 17, 2001 (File No. 333-82427, 811-7924).

(11) Incorporated by reference from Post-Effective Amendment No. 16 on Form N-6 to Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, filed April 22, 2003 (File No. 33-67386, 811-9154).

(12) Incorporated by reference from Post Effective Amendment to Form N-6 for Lincoln Benefit Life Variable Life Account, File No. 33-67386, 811-9154, filed April 20, 2006.

(13) Incorporated by reference from Post Effective Amendment to Form N-6 for Lincoln Benefit Life Company Variable Life Account, File No. 33-67386, 811-9154, filed April 20, 2007.

(14) Incorporated by reference from Post Effective Amendment to Form N-6 for Lincoln Benefit Life Company Variable Life Account, File No. 33-67386, 811-9154, filed April 30, 2009.


Item 27. EXECUTIVE OFFICERS AND DIRECTORS OF LINCOLN BENEFIT

         Our directors and officers are listed below. The principal business address of each of the officers and directors listed below is 2940 South 84th St., Lincoln, Nebraska 68506-4142.

NAME                                POSITION/OFFICE WITH DEPOSITOR
Don Civgin                          Director, Chairman of the Board and Chief Executive Officer
Anurag Chandra                      Director, Executive Vice President
Lawrence W. Dahl                    Director, President and Chief Operating Officer
Angela K. Fontana                   Director, Vice President, General Counsel and Secretary
Wilford J. Kavanaugh                Director, Sr. Vice President
Jesse E. Merten                     Director, Sr. Vice President and Chief Financial Officer
Judith P. Greffin                   Executive Vice President
D. Scott Harper                     Senior Vice President and Assistant Treasurer
Jeffrey J. McRae                    Senior Vice President and Assistant Treasurer
Harry R. Miller                     Senior Vice President and Chief Risk Officer
P. Kelly Noll                       Senior Vice President and Chief Privacy Officer
Samuel H. Pilch                     Senior Group Vice President and Controller
Mario Rizzo                         Senior Vice President and Treasurer
Errol Cramer                        Vice President & Appointed Actuary
Sarah R. Donahue                    Vice President
Lisa J. Flanary                     Vice President
A.J. Ijaz                           Vice President
Robert E. Transon                   Vice President
Tracy M. Kirchhoff                  Chief Compliance Officer
William F. Emmons                   Assistant Secretary
Mary J. McGinn                      Assistant Secretary
Dean M. Way                         Associate Vice President and Illustration Actuary






Item 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     See Annual Report on Form 10-K of the Allstate Corporation, File No. 1-11840, filed February 22, 2013.



Item 29: INDEMNIFICATION

         The Articles of Incorporation of Lincoln Benefit Life Company (Depositor) provide for the indemnification of its directors and officers against expenses, judgments, fines and amounts paid in settlement as incurred by such person, so long as such person shall not have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company. This right of indemnity is not exclusive of other rights to which a director or officer may otherwise be entitled.

         The By-Laws of ADLLC (Distributor) provide that the corporation will indemnify a director, officer, employee or agent of the corporation to the full extent of Delaware law. In general, Delaware law provides that a corporation may indemnify a director, officer, employee or agent against expenses, judgments, fines and amounts paid in settlement if that individual acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. No indemnification shall be made for expenses, including attorney's fees, if the person shall have been judged to be liable to the corporation unless a court determines such person is entitled to such indemnity. Expenses incurred by such individual in defending any action or proceeding may be advanced by the corporation so long as the individual agrees to repay the corporation if it is later determined that he or she is not entitled to such indemnification.

         Under the terms of the form of Underwriting Agreement, the Depositor agrees to indemnify the distributor for any liability that the latter may incur to a Policy Owner or party-in-interest under a Policy, (a) arising out of any act or omission in the course of or in connection with rendering services under such Agreement, or (b) arising out of the purchase, retention or surrender of a Policy; provided, that the Depositor will not indemnify the Distributor for any such liability that results from the latter's willful misfeasance, bad faith or gross negligence, or from the reckless disregard by the latter of its duties and obligations under the Underwriting Agreement.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the forgoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public Policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public Policy as expressed in the Act and will be governed by the final adjudication of such issue.





Item 30. PRINCIPAL UNDERWRITERS

     Allstate Distributors, LLC, ("ADLLC") serves as principal underwriter and distributor of the Policies. ADLLC is a wholly-owned subsidiary of Allstate Life Insurance Company. ADLLC is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("Exchange Act"), and is a member of FINRA.

     Lincoln Benefit does not pay ADLLC any commission or other compensation. As stated in the SAI, under the underwriting agreement for the Policies, Lincoln Benefit reimburses ADLLC for expenses incurred in distributing the Policies, including liability arising from services Lincoln Benefit provides on the Policies.

     ADLLC also serves as distributor for the Lincoln Benefit Life Variable Annuity Account, which is another separate account of Lincoln Benefit. In addition, ADLLC serves as the principal distributor of certain annuity and insurance products issued by the following companies and separate accounts, all of which are affiliates of ADLLC and Lincoln Benefit:

     Allstate Financial Advisors Separate Account I
     Allstate Life Variable Life Separate Account A
     Allstate Life of New York Separate Account A
     Allstate Life of New York Variable Life Separate Account A
     Charter National Variable Annuity Account
     Intramerica Variable Annuity Account

The following are the directors and officers of ADLLC. The principal business address of each of the officers and directors listed below is 3100 Sanders Road, Northbrook, IL 60062.

Name                         Position with Distributor

WILFORD J. KAVANAUGH      MANAGER AND CHAIRMAN OF THE BOARD
LISA J. FLANARY           MANAGER AND PRESIDENT
RICHARD EELLS             SENIOR VICE PRESIDENT
D. SCOTT HARPER           SENIOR VICE PRESIDENT AND ASSISTANT TREASURER
JEFFREY J. MCRAE          SENIOR VICE PRESIDENT AND ASSISTANT TREASURER
P. KELLY NOLL             SENIOR VICE PRESIDENT AND CHIEF PRIVACY OFFICER
MARIO RIZZO               SENIOR VICE PRESIDENT AND ASSISTANT TREASURER
STANLEY G. SHELLEY        SENIOR VICE PRESIDENT
MARK SUTTON               SENIOR VICE PRESIDENT
SARAH R. DONAHUE          VICE PRESIDENT
MARIBEL V. GERSTNER       MANAGER AND VICE PRESIDENT
MARIAN GOLL               VICE PRESIDENT AND TREASURER
ALLEN R. REED             VICE PRESIDENT, GENERAL COUNSEL AND SECRETARY
DANA GOLDSTEIN            CHIEF COMPLIANCE OFFICER
ANGELA K. FONTANA         MANAGER AND ASSISTANT SECRETARY
MARY J. MCGINN            ASSISTANT SECRETARY



Item 31. LOCATION OF ACCOUNTS AND RECORDS

     The Depositor, Lincoln Benefit Life Company, is located at 2940 South 84th Street, Lincoln, Nebraska 68506.

     The Principal Underwriter, ADLLC, is located at 3100 Sanders Road, Northbrook, Illinois 60062.

         Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.





Item 32. MANAGEMENT SERVICES

         None.





Item 33. REPRESENTATION OF REASONABLENESS OF FEES

         Lincoln Benefit Life Company hereby represents that the aggregate fees and charges deducted under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Benefit.





                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Lincoln, and State of Nebraska on April 15, 2013.



                          LINCOLN BENEFIT LIFE VARIABLE

                                  LIFE ACCOUNT

                                  (Registrant)



                        By: Lincoln Benefit Life Company



                           * By: /s/ Lawrence W. Dahl

                ------------------------------------------------

                                Lawrence W. Dahl

                      President and Chief Operating Officer



                          LINCOLN BENEFIT LIFE COMPANY

                                   (Depositor)



                            *By: /s/ Lawrence W. Dahl

                ------------------------------------------------

                                Lawrence W. Dahl

                      President and Chief Operating Officer



         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons and in the capacities and on April 15, 2013.

(Signature)                                                     (Title)

*/s/ Don Civgin                                                 Director, Chairman of the Board
----------------------                                          & Chief Executive Officer
Don Civgin
(Principal Executive Officer)


*/s/ Lawrence W. Dahl                                           Director, President
---------------------                                           & Chief Operating Officer
Lawrence W. Dahl
(Principal Executive Officer)


*/s/ Anurag Chandra                                             Director, Executive Vice President
---------------------
Anurag Chandra


/s/ Angela K. Fontana                                           Director, Vice President,
-----------------                                               General Counsel & Secretary
Angela K. Fontana


*/s/ Wilford J. Kavanaugh                                       Director, Senior Vice President
------------------
Wilford J. Kavanaugh


*/s/ Jesse E. Merten                                            Director, Senior Vice President
---------------------                                           & Chief Financial Officer
Jesse E. Merten


*By Angela K. Fontana, pursuant to Power of Attorney.





                                INDEX TO EXHIBITS

                    FOR POST-EFFECTIVE AMENDMENT ON FORM N-6

                      TO REGISTRATION STATEMENT ON FORM S-6

                   LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

EXHIBIT NO.                         SEQUENTIAL PAGE NO.
26(n)(1)           Consent of Independent Registered Public Accounting Firm
 (99)(a)           Power of Attorney for Don Civgin, Anurag Chandra,
                   Lawrence W. Dahl, Wilford J. Kavanaugh, Jesse E. Merten